  As filed with the Securities and Exchange Commission on September 30, 1996


                                                              File No.33-64363
                                                                      811-7427



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ ]
     Pre-Effective Amendment No.                            [ ]
     Post-Effective Amendment No. 3                         [X]


          and/or


REGISTRATION STATEMENT UNDER THE
     INVESTMENT COMPANY ACT OF 1940                         [ ]
     Post-Effective Amendment No. 3                         [X]



                        (Check appropriate box or boxes.)

                               CRABBE HUSON FUNDS
               (Exact Name of Registrant as Specified in Charter)

                          121 S.W. Morrison, Suite 1425
                             Portland, Oregon 97204
          (Address, including Zip Code, of Principal Executive Offices)

                                 (503) 295-0919
                                 1-800-541-9732
              (Registrant's Telephone Number, including Area Code)

                                Richard S. Huson
                          121 S.W. Morrison, Suite 1425
                             Portland, Oregon 97204
          (Name and Address, including Zip Code, of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effectiveness of the registration under the Securities Act of 1933

It is proposed that this filing will become effective (check appropriate box)


      immediately upon filing pursuant to paragraph (b)
----
  X   on October 1, 1996 pursuant to paragraph (b)
----
      75 days after filing pursuant to paragraph (a)
----
      on (date) pursuant to paragraph (a) of Rule 485
----

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay the effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with
Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

Please forward copies of communications to:

                                Mark A. Wentzien
                              Davis Wright Tremaine
                           2300 First Interstate Tower
                             1300 S.W. Fifth Avenue
                             Portland, Oregon  97201

                           __________________________

An indefinite number of shares of Common Stock have been registered by the issuer pursuant to Rule 24f-2 of the Investment Company Act of 1940.

                               CRABBE HUSON FUNDS
                                 (Primary Class)

              Cross-Reference Sheet Showing Location in Prospectus and
                       Statement of Additional Information of
               Information Required by Items of the Registration Form


Form N-1A Item Number and Caption                                    Location
---------------------------------                                    ---------
Part A
------
1          Cover Page . . . . . . . . . . . . . . . . . . . . . . . . Cover Page

2          Synopsis

2(a)       Shareholder Transaction Expenses . . . . . . . . . . . . Expense Data

2(b)+(c)   Synopsis of Prospectus . . . . . . . . . . Summary of Key Information

3          Condensed Financial Information

3(a)       Per Share Income & Capital Changes . . . . . . . . . . Not Applicable

3(b)       Debt History . . . . . . . . . . . . . . . . . . . . . Not Applicable

3(c)       Performance Data . . . . . . . . . . . Performance Comparisons; Yield

4          General Description of Registrant

4(a)(i)    Organization . . . .  Investment Objectives and Policies; Fundamental
                                                                        Policies

4(a)(ii)   Investment Objectives and Policies . . . .  Investment Objectives and
                                                  Policies; Fundamental Policies

4(b)       Other Investments . . . . . . . . . . . . . . . . . .  Not Applicable

4(c)       Risk Factors . .  Characteristics, Risks of Securities and Investment
                                                                      Techniques

5          Management of the Fund

5(a)       Board of Directors . . . . . . . . . . . . .  Management of the Funds

5(b)(i)    Investment Advisor . . . . . . . . . . . . .  Management of the Funds

5(b)(ii)   Services of Investment Advisor . . . . . . .  Management of the Funds

Form N-1A Item Number and Caption                                    Location
---------------------------------                                    ---------
5(b)(iii)  Compensation of Advisor . . . . . . . . . . . Management of the Funds

5(c)       Portfolio Manager(s). . . . . . . . . . . . . Management of the Funds

5(d)       Other Management Services . . . . . . . . . . . . . . .Not Applicable

5(e)       Transfer Agent, Dividend Paying Agent . . . . Management of the Funds

5(f)       Expenses. . . . . . . . . . . . . . . . . . . Management of the Funds

5(g)(i)    Brokerage Commissions . . . . . . . . . . . . Allocation of Brokerage

5(g)(ii)   Allocation of Brokerage . . . . . . . . . . . Allocation of Brokerage

5A         Management's Discussion of Fund Performance . . . . . .Not Applicable

6          Capital Stock and Other Securities

6(a)       Rights and Restrictions . . . . . . . . . . . . . . Capital Structure

6(b)       Control Persons . . . . . . . . . . . . . . . . . . . Control Persons

6(c)       Changes in Rights of Holders. . . . . . . . . . . . Capital Structure

6(d)       Other Classes of Securities . . . . . . . . . . . . .  Not Applicable

6(e)       Shareholder Inquiries . . . . . . . . . . . . . .  Investor Services;
                                Special Services - Crabbe Huson "Instant Access"

6(f)       Dividends and Distributions . . . . . . . . . . . . Capital Structure

6(g)       Taxes . . . . . . . . . . . . . . . . Dividends, Capital Gains, Taxes

7          Purchase of Securities Being Offered

7(a)       Underwriter . . . . . . . . . . . . . . . How to Purchase Your Shares

7(b)       Determination of Offering Price . . . . . . . . . . . Net Asset Value

7(c)       Special Plans . . . . . . . . . . . . .  How to Purchase Your Shares;
                                                              Investor Services;
                                                               Special Services;

Form N-1A Item Number and Caption                                    Location
---------------------------------                                    ---------
7(d)       Minimum Investment . . .  Investor Services - Information You Need to
               Know to Purchase, Redeem or Exchange Shares - Minimum Investments

7(e)       Trail Fee . . . . . . . . . . . . . . . . . . . . . .  Not Applicable

7(f)       12b-1 Fees . .Statement of Additional Information - Distribution Plan

8          Redemption or Repurchase

8(a)       Redemption Procedures and Charges . . . .  How to Redeem Your Shares;
                                                    How to Exchange Your Shares;
                                Special Services - Crabbe Huson "Instant Access"

8(b)       Repurchase through Broker-Dealer. . . . . . How to Redeem Your Shares
                                                    How to Exchange Your Shares;
                                Special Services - Crabbe Huson "Instant Access"

8(c)       Involuntary Redemption. .Special Situations - Involuntary Redemptions


8(d)       Delay of Redemption . . . . . . . . . . . . How to Redeem Your Shares

9          Pending Legal Proceedings . . . . . . . . . . . . . .  Not Applicable

Part B
------

10         Cover Page . . . . . . . . . . . . . . . . . . . . . . . . Cover Page

11         Table of Contents . . . . . . . . . . . . . . . . . Table of Contents

12         General Information and History . . . . . . . . . General Information

13         Investment Objectives and Policies. . . . . . Prospectus - Investment
                     Objectives and Policies; Fundamental Policies; Statement of
                                Additional Information - Investment Restrictions

13(a)      Description . . . .  Prospectus - Investment Objectives and Policies;
                                                           Fundamental Policies;
                   Statement of Additional Information - Investment Restrictions

13(b)      Fundamental Policies . . . . . . . . . . . . Investment Restrictions;
                                                   Loans of Portfolio Securities

Form N-1A Item Number and Caption                                    Location
---------------------------------                                    ---------
13(c)      Significant Policies . . . . . Prospectus - Investment Objectives and
                                                  Policies; Fundamental Policies
13(d)      Portfolio Turnover . . .  Portfolio Transactions - Portfolio Turnover

14         Management of the Fund

14(a)      Directors and Officers . . . . . . . . . . . . . . . . . . Management

14(b)      Positions with Affiliates. . . . . . . . . . . . . . . . . Management

14(c)      Compensation . . . . . . . . . . . . . . . . . . . . . . . Management

15         Control Persons and Principal Holders of Securities

15(a)      Names and Addresses of Control Persons . . . . .  Control Persons and
                                                 Principal Holders of Securities

15(b)      Ownership of Fund. . . . . . . . . . . . . . . .  Control Persons and
                                                 Principal Holders of Securities

15(c)      Stock Holdings of Officers and Directors . . . .  Control Persons and
                                                 Principal Holders of Securities

16         Investment Advisory and Other Services . . .  Prospectus - Management
                                           of the Funds; Statement of Additional
                                                 Information - Services Provided
                                                                  by the Advisor

16(a)(i)   Control Persons of the Advisor . . . . Prospectus - Management of the
                                                  Funds; Statement of Additional
                                                 Information - Services Provided
                                                                  by the Advisor

16(a)(ii)  Affiliates of Registrant and Advisor. .Prospectus - Management of the
                                                  Funds; Statement of Additional
                                                 Information - Services Provided
                                                                  by the Advisor

16(a)(iii) Advisory Fee . . . . . . . . .  Prospectus - Management of the Funds;
                                                         Statement of Additional
                                                 Information - Services Provided
                                                                  by the Advisor

16(b)      Services of Advisor . . . . . . . .  Services Provided by the Advisor

16(c)      Fees and Expenses . . . . . . . . .  Services Provided by the Advisor

16(d)      Other Management-Related Contracts . . . . .  Administration Contract

16(e)      Other Persons Furnishing Advice for Compensation . . . Not Applicable

Form N-1A Item Number and Caption                                    Location
---------------------------------                                    ---------
16(f)      Expenses of Distribution of Shares
           Borne by Registrant . . . . . . . . Services Provided by the Advisor;
                                                               Distribution Plan

16(g)      Nonbank or Nontrust Custodial Services . . . . . . . . Not Applicable

16(h)      Custodian; Independent Public Accountant;
           Transfer Agent . . . . . . . . . Auditors; Custodian, Transfer Agent,
                                                 and Dividend - Disbursing Agent

17         Brokerage and other Allocations

17(a)      Effecting Transactions in Portfolio Securities . . . . . .  Portfolio
                                                                    Transactions

17(b)      Payments of Commissions to Affiliates . . . . . . . .  Not Applicable

17(c)      Selection of Brokers . . . . . . . . . . . . . Portfolio Transactions

17(d)      Allocation . . . . . . . . . . . . . . . . . . . . . . Not Applicable

17(e)      Acquisition of Broker's Securities . . . . . . . . . . Not Applicable

18         Capital Stock and Other Securities

18(a)      Right of Each Class of Stock . . . . . . . . . .  General Information

18(b)      Securities Other than Capital Stock . . . . . . . . .  Not Applicable

18(f)      Exemption . . . . . . . . . . . . . . . . . . . . . .  Not Applicable

19         Purchase, Redemption and Pricing of Securities Being Offered

19(a)      Manner of Offering . . . . . . Purchase and Redemption of Fund Shares

19(b)      Valuation of Securities and Assets . . . . . .  Pricing of Securities
                                                                   Being Offered

19(c)

20         Tax Status . . . . . . . Prospectus - Dividends, Capital Gains, Taxes

21         Underwriters

Form N-1A Item Number and Caption                                    Location
---------------------------------                                    ---------
21(a)(i)   Nature of Underwriting Obligation. .Prospectus - How to Purchase Your
                                                                          Shares

21(a)(ii)  Continuous Offering . . . .  Prospectus - How to Purchase Your Shares

21(a)(iii) Prior Compensation of Underwriter . . . . . . . . . .  Not Applicable

21(b)      Compensation to Affiliated Underwriters . . . . . . .  Not Applicable

21(c)      Other Payments to Underwriters and Dealers . . . . . . Not Applicable

22         Calculation of Performance Data

22(a)      Money Market Funds . . . . . . . . . . . . . . . . . . Not Applicable

22(b)(i)   Total Return . . . . . . . . . . . . . . . . .  Yield and Performance

22(b)(ii)  Yield. . . . . . . . . . . . . . . . . . . . .  Yield and performance

22(b)(iii) Tax Equivalent Yield . . . . . . . . . . . . .  Yield and Performance

23         Financial Statements . . . . . . . . . . . . . . Financial Statements

                                                                          [logo]

                                                              CRABBE HUSON FUNDS

                                                                      PROSPECTUS


                                                                    OCT. 1, 1996



                                                                THE CRABBE HUSON
                                                              SPECIAL FUND, INC.

                            ----------------------------------------------------

                                                                    CRABBE HUSON
                                                  SMALL CAP FUND - PRIMARY CLASS

                            ----------------------------------------------------

                                                                    CRABBE HUSON
                                     REAL ESTATE INVESTMENT FUND - PRIMARY CLASS

                            ----------------------------------------------------

                                                                    CRABBE HUSON
                                                     EQUITY FUND - PRIMARY CLASS

                            ----------------------------------------------------

                                                                    CRABBE HUSON
                                           ASSET ALLOCATION FUND - PRIMARY CLASS

                            ----------------------------------------------------

                                                                    CRABBE HUSON
                                            OREGON TAX-FREE FUND - PRIMARY CLASS

                            ----------------------------------------------------

                                                                    CRABBE HUSON
                                                     INCOME FUND - PRIMARY CLASS

                            ----------------------------------------------------

                                                                    CRABBE HUSON
                                     U.S. GOVERNMENT INCOME FUND - PRIMARY CLASS

                            ----------------------------------------------------

                                                                    CRABBE HUSON
                               U.S. GOVERNMENT MONEY MARKET FUND - PRIMARY CLASS

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS OR BY THEIR DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                ------------------------------------------------

                               TABLE OF CONTENTS
                       ----------------------------------


                                                                                  PAGE
Summary of Key Information...................................................          4
Expense Data.................................................................          7
Financial Highlights.........................................................         10
Investment Objective and Policies............................................         24
Fundamental Policies.........................................................         31
Characteristics, Risks of Securities and Investment Techniques...............         34
Management of the Funds......................................................         46
Control Persons..............................................................         50
Net Asset Value..............................................................         51
Performance Comparisons......................................................         51
Allocation of Brokerage......................................................         53
Capital Structure............................................................         53
Yield........................................................................         55
Investor Services............................................................         55
How to Purchase Your Shares..................................................         56
How to Redeem Your Shares....................................................         59
How to Exchange Your Shares..................................................         62
When Transactions are Recorded in Your Account...............................         63
Statements...................................................................         63
Special Situations...........................................................         64
Special Services.............................................................         65
Dividends, Capital Gains, Taxes..............................................         66
Oregon Tax-Free Fund.........................................................         68
Appendix A...................................................................         69
Appendix B...................................................................         72

                   ------------------------------------------


                                   PROSPECTUS
                                OCTOBER 1, 1996

                     --------------------------------------

    Shares of the Primary class of the following nine mutual funds (individually, a "Fund" and, collectively, the "Funds") are offered in this
Prospectus:

        - CRABBE HUSON SPECIAL FUND
        - CRABBE HUSON SMALL CAP FUND
        - CRABBE HUSON REAL ESTATE INVESTMENT FUND
        - CRABBE HUSON EQUITY FUND
        - CRABBE HUSON ASSET ALLOCATION FUND
        - CRABBE HUSON OREGON TAX-FREE FUND
        - CRABBE HUSON INCOME FUND
        - CRABBE HUSON U.S. GOVERNMENT INCOME FUND
        - CRABBE HUSON U.S. GOVERNMENT MONEY MARKET FUND

    Each Fund's shares offered in this Prospectus are sold at net asset value with no sales load.

    This Prospectus concisely sets forth information about the Funds you should consider before investing, including information about the investment objective of each Fund, along with a detailed description of the types of securities in which each Fund may invest, and of investment policies and restrictions applicable to each Fund. Please read it carefully and keep it for future reference.


    Additional information about each Fund contained in a Statement of Additional Information dated October 1, 1996 has been filed with the Securities and Exchange Commission (the "SEC"). It may be obtained free of charge by calling Crabbe Huson Funds at (800) 541-9732. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference in this Prospectus.


SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.
--------------------------------------------------------------------------------

AN INVESTMENT IN THE U.S. GOVERNMENT MONEY MARKET FUND (OR IN ANY OTHER FUND) IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE U.S. GOVERNMENT MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
--------------------------------------------------------------------------------


THE SPECIAL FUND CAN ENTER INTO LEVERAGE TRANSACTIONS. THIS ACTIVITY COULD BE CONSIDERED SPECULATIVE AND COULD RESULT IN GREATER COST TO THE FUND. SEE PAGE 35.

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

A COPY OF THIS PROSPECTUS MUST BE DELIVERED TO RESIDENTS OF CERTAIN STATES PRIOR TO CONSUMMATION OF A SALE OF SHARES IN THE FUND.
--------------------------------------------------------------------------------

SHARES OF THE OREGON TAX-FREE FUND ARE ONLY AVAILABLE FOR SALE TO RESIDENTS OF OREGON.

                ------------------------------------------------

                           SUMMARY OF KEY INFORMATION
                       ----------------------------------

    The information below is qualified in its entirety by the detailed information appearing elsewhere in this Prospectus and in the Funds' Statement of Additional Information.

CRABBE HUSON SPECIAL FUND

(the "Special Fund") seeks to provide significant long-term capital appreciation. It pursues this objective through a flexible policy of investing in a diversified portfolio of carefully selected stocks that have small to medium market capitalization.


CRABBE HUSON SMALL CAP FUND

(the "Small Cap Fund") seeks to provide long-term capital appreciation. It pursues this objective by investing in a diversified portfolio of carefully selected stocks that have small market capitalization.


CRABBE HUSON REAL ESTATE INVESTMENT FUND

(the "Real Estate Fund") seeks to provide growth of capital and current income. It pursues this objective by investing primarily in equity securities of real estate investment trusts ("REITs") and other real estate industry companies.


CRABBE HUSON EQUITY FUND

(the "Equity Fund") seeks to provide long-term capital appreciation. It pursues this objective by investing in a diversified portfolio of common stocks which are widely and actively traded and that have large market capitalizations.

CRABBE HUSON ASSET ALLOCATION FUND

(the "Asset Allocation Fund") seeks preservation of capital, capital appreciation and income. It pursues these objectives by investing in stocks, fixed income securities, cash and cash equivalents.


CRABBE HUSON OREGON TAX-FREE FUND

(the "Oregon Tax-Free Fund") seeks to provide as high a level of income exempt from federal and Oregon income taxes as is consistent with prudent investment management and the preservation of capital. It pursues this objective by investing at least 80% of its assets in tax-exempt municipal bonds issued by the State of Oregon and its political subdivisions.


CRABBE HUSON INCOME FUND

(the "Income Fund") seeks to provide the highest level of current income that is consistent with preservation of capital. It pursues this objective by investing primarily in a diversified portfolio of fixed income securities, including convertible bonds and debentures.


CRABBE HUSON U.S. GOVERNMENT INCOME FUND

(the "U.S. Government Income Fund") seeks to provide a high level of current income and the preservation of capital. It pursues this objective by investing substantially all of its assets in short- and intermediate-term debt obligations of the United States Government and its agencies or instrumentalities.


CRABBE HUSON U.S. GOVERNMENT MONEY MARKET FUND

(the "U.S. Government Money Market Fund") seeks to provide a high level of current income and preservation of capital while maintaining shareholder liquidity. It pursues this objective by investing in short-term money market instruments that are direct or indirect obligations of the United States Government or its agencies or instrumentalities, and repurchase agreements with respect to such obligations.


    Each of the Funds (other than the Special Fund) is a separate series of the Crabbe Huson Funds, a Delaware business trust operating as an open-end management investment company. The Special Fund is an Oregon corporation. Each Fund operates as a diversified fund, with the exception of the Oregon Tax-Free Fund, which is non-diversified. The Funds are managed by The Crabbe Huson Group, Inc. (the "Adviser").

    Shares of the Funds are distributed by Crabbe Huson Securities, Inc., an affiliate of the Adviser. There is no sales load payable in connection with the sale of shares of any of the Funds. Additionally, certain broker-dealers, financial institutions, depository institutions, and other financial intermediaries (individually, a "Financial Intermediary" and collectively, "Financial Intermediaries") have entered into agreements with the Distributor of the Funds to purchase shares on behalf of their customers. For information about how to purchase, redeem or exchange shares of the Funds, see "INVESTOR SERVICES" in this Prospectus.

    The Primary Class of shares of each Fund is offered pursuant to this Prospectus. Some of the Funds offer or intend to offer additional classes of shares to investors eligible to purchase those shares, including shares of an Institutional Class to be offered by the Small Cap, Equity and Asset Allocation Fund. Each class of shares has or will have different fees and expenses than the class of shares offered by this Prospectus and those different fees and expenses may affect performance. To obtain information concerning the other class of shares not offered in this Prospectus, call (800) 541-9732 or contact your Financial Intermediary.

    Because the Funds have the same adviser, officers and directors or trustees and have similar investment privileges, the Funds believe you will find this combined Prospectus useful and informative in understanding the important features of the Funds and their similarities and differences. Although each Fund is offering only its own shares and is not participating in the sale of the shares of the other Funds, it is possible that a Fund might become liable for any misstatement, inaccuracy or incomplete disclosure in the Prospectus concerning the Funds.

    The Special, Small Cap, Equity and Asset Allocation Funds are subject to the risks of investments in common stock, principally that the prices of stocks can fluctuate dramatically in response to company, market, or economic news. The Special, Equity, Asset Allocation, Income and U.S. Government Income Funds historically have had turnover rates in their portfolios in excess of 75% per year, resulting in potentially higher brokerage costs and the potential loss of advantageous long-term capital gain treatment for tax purposes. See "Taxes" and "Allocation of Brokerage." In addition, the Special, Small Cap, Equity, Asset Allocation and Income Funds may each invest up to 35% of its total assets in securities issued by foreign issuers. Both the Small Cap Fund and Real Estate Fund have a limited operating history. In addition, the Real Estate Fund invests primarily in real estate equity securities, and investments in that Fund are subject to certain risks associated with the direct ownership of real estate. A significant risk associated with investments in the Oregon Tax-Free, Income and U.S. Government Income Funds is that of increasing interest rates causing a decline in the net asset value of the Fund. The Oregon Tax-Free Fund may be subject to greater risks resulting from economic difficulties unique to the State of Oregon, where most of its securities are originated. The Special Fund may, from time to time, leverage its assets by using borrowed money to increase its portfolio positions. For additional information about specific risk factors associated with an investment in each of the Funds, see "CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES."

                     --------------------------------------

                                  EXPENSE DATA
                       ----------------------------------

    The following information is provided in order to help you understand the various costs and expenses that you as an investor in the Funds, will bear, directly or indirectly.

           ---------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases....................       NONE
Maximum Sales Load Imposed on Reinvested Dividends.........       NONE
Deferred Sales Load........................................       NONE
Redemption Fees............................................       NONE
Exchange Fees..............................................       NONE

           ---------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(1)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                      SMALL      REAL                   ASSET
                                          SPECIAL      CAP      ESTATE     EQUITY    ALLOCATION
                                           FUND       FUND       FUND       FUND        FUND
                                         -------------------------------------------------------
Management Fees (after waiver)(2)......       .79%       .75%       .61%       .90%        .96%
12b-1 Fees(3)..........................       .25%       .25%       .25%       .23%        .25%
Other Expenses (after
 reimbursement)(4).....................       .36%       .50%       .64%       .27%        .27%
TOTAL FUND OPERATING EXPENSES (AFTER
 REIMBURSEMENT OR WAIVER)(5)...........      1.40%      1.50%      1.50%      1.40%       1.48%


                                                                            U.S.
                                                                 U.S.     GOVERNMENT
                                          OREGON               GOVERNMENT   MONEY
                                         TAX-FREE    INCOME     INCOME     MARKET
                                           FUND       FUND       FUND       FUND
                                         ------------------------------------------------
Management Fees (after waiver)(2)......        .42%          0%          0%         .05%
12b-1 Fees(3)..........................        .23%        .25%        .25%         .25%
Other Expenses (after
 reimbursement)(4).....................        .33%        .55%        .50%         .40%
TOTAL FUND OPERATING EXPENSES (AFTER
 REIMBURSEMENT OR WAIVER)(5)...........        .98%        .80%        .75%         .70%

EXAMPLE    ---------------------------------------------------------------------
Assuming, hypothetically, that each Fund's annual return is 5% and that its operating expenses are as set forth above, an investor buying $1,000 of a Fund's shares would have paid the following total expenses upon redeeming such shares:(6)


                                                    1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                  --------------------------------------------------
Special Fund....................................   $      14    $      45    $      77    $     169
Small Cap Fund..................................          15           48           82          180
Real Estate Fund................................          15           48           82          180
Equity Fund.....................................          14           45           77          169
Asset Allocation Fund...........................          15           47           81          177
Oregon Tax-Free Fund............................          10           31           54          121
Income Fund.....................................           8           26           45           99
U.S. Government Income Fund.....................           8           24           42           93
U.S. Government Money Market Fund...............           7           22           39           87


    The purpose of the above table is to assist the investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. Certain broker dealers, financial institutions and financial advisers also may charge their clients fees in connection with investment in the Funds, which fees are not reflected in the above table. A long-term shareholder may pay more than the economic equivalent of the maximum front-end sales charge permitted by the rules and regulations of the National Association of Securities Dealers due to 12b-1 fees. See "Distribution Expenses" in this Prospectus.

(1) Except for the Small Cap Fund, the expenses specified in the table above are based on actual expenses incurred for the year ended October 31, 1995. Since the Small Cap Fund is new and did not commence operations until February 16, 1996, "Other Expenses" have been estimated.


(2) Reflects a waiver of fees by the Adviser of $697; $75,190; $14,567; $20,866; $49,011; $43,576; and $230,305 for the Special Fund, the Real
     Estate Fund, the Asset Allocation Fund, the Oregon Tax-Free Fund, the Income Fund, the U.S. Government Income Fund, and the U.S. Government Money Market Fund, respectively. If the waiver had not been made these percentages would have been .79%, 1.00%, .97%, .50%, .75%, .50%, and .50%, respectively. With respect to the Small Cap Fund, for the fiscal period ending October 31, 1996, the Adviser has agreed to waive its advisory fee to the extent that Total Fund Operating Expenses exceed 1.50%. Under this arrangement, the Adviser will not impose any management fee in order to limit Total Fund Operating Expenses to 1.50% of the Fund's average daily net assets. If the Adviser did not agree to limit its fee, the Total Fund Operating Expenses are estimated to be 1.75%, of which the management fee would be 1.00%.

(3) The maximum 12b-1 distribution fee that can be charged is .25% of a Fund's average annual net assets.

(4) Reflects a reimbursement of Fund expenses by the Adviser of $33,287 and $26,493 for the Income and the U.S. Government Income Funds, respectively. If the reimbursement had not been made, these percentages would have been 1.06% and .80%, respectively.


(5) As noted in footnote 2, the Adviser voluntarily waived its fees and/or reimbursed the Funds' expenses to the extent total operating expenses exceeded 1.50% for the Special, Real Estate, Equity and Asset Allocation Funds, .98% for the Oregon Tax-Free Fund, .80% for the Income Fund, .75% for the U.S. Government Income Fund and .70% for the U.S. Government Money Market Fund per annum of the Fund's net asset value. If the waivers had not been made, total fund operating expenses would have been 1.40%, 1.89%, 1.40%, 1.49%, 1.08%, 2.06%, 1.55% and 1.16% for the Special Fund, the Real
     Estate Fund, the Equity Fund, the Asset Allocation Fund, the Oregon Tax-Free Fund, the Income Fund, the U.S. Government Income Fund and the U.S. Government Money Market Fund, respectively. For all Funds other than the Small Cap Fund, the Adviser has terminated its agreement to waive its advisory fee or reimburse Fund expenses. From time to time the Adviser may voluntarily waive its advisory fees or reimburse a Fund's expenses, but it is under no legal obligation to do so.


(6) THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE FUND EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. MOREOVER, WHILE THE TABLE ASSUMES A 5% ANNUAL RETURN, THE FUNDS' ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESSER THAN 5%.

OREGON MUNICIPAL BOND FUND - PRIMARY CLASS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

The following information (other than for the six-month period ending April 30, 1996) has been audited by KPMG Peat Marwick LLP, independent auditors, whose report dated December 8, 1995 appears in the Funds' Statement of Additional Information. The financial statements for the six month period ending April 30, 1996 are unaudited. The calculations contained herein are based on average number of shares outstanding for such period. Further information about the performance of the Funds is contained in the Funds annual report, dated October 31, 1995 and the Funds semi-annual report dated April 30, 1996, copies of which may be obtained free of charge by calling (800) 541-9732.


                                                 (UNAUDITED)
                                                 PERIOD ENDED                            YEAR ENDED
                                               ----------------  ----------------------------------------------------------
                                                   4/30/96        10/31/95    10/31/94    10/31/93    10/31/92    10/31/91
                                               ----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........        $12.62         $11.99      $12.80      $12.20      $12.14      $11.74
INCOME FROM INVESTMENT OPERATIONS
Net investment income........................        0.2688         0.5480      0.5418      0.5683      0.6168      0.6385
Net realized & unrealized gain (loss) on
 securities..................................       (0.2287    )    0.6998     (0.8001 )    0.6880      0.1521      0.4831
                                               ----------------------------------------------------------------------------
    Total from investment operations.........        0.0401         1.2478     (0.2583 )    1.2563      0.7689      1.1216
LESS DISTRIBUTIONS
Distributions from net investment income.....        0.2688         0.5480      0.5419      0.5647      0.6168      0.6562
Distributions in Excess of Net Investment
 Income......................................        0.0000         0.0000      0.0003      0.0000      0.0000      0.0000
Distributions from capital gains.............        0.0013         0.0698      0.0090      0.0916      0.0921      0.0654
                                               ----------------------------------------------------------------------------
    Total distributions......................        0.2701         0.0698      0.0093      0.0916      0.7089      0.7216
NET ASSET VALUE, END OF PERIOD...............        $12.39         $12.62      $11.99      $12.80      $12.20      $12.14
TOTAL RETURN.................................          0.29%         10.66%      -2.06%      10.71%       6.51%       9.85%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period....................       $28,475        $28,070     $29,046     $29,408     $20,296     $18,383
Ratio of expenses to average net assets......          0.98%(c)(d)      0.98%      0.98%      1.05%       1.11%       1.21%
Ratio of net investment income to average net
 assets......................................          4.28%(c)(d)      4.45%      4.37%      4.51%       5.04%       5.36%
Portfolio turnover rate......................          8.28%         22.91%      20.58%      11.62%      25.30%      53.40%

OREGON MUNICIPAL BOND FUND - PRIMARY CLASS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                 (UNAUDITED)
                                                 PERIOD ENDED                            YEAR ENDED
                                               ----------------  ----------------------------------------------------------
                                                   4/30/96        10/31/95    10/31/94    10/31/93    10/31/92    10/31/91
                                               ----------------------------------------------------------------------------
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of expenses to average net assets......          1.06%(c)(d)      1.08%      1.08%      1.09%       1.13%       1.24%
Ratio of net investment income to average net
 assets......................................          4.20%(c)(d)      4.35%      4.26%      4.46%       5.01%       5.34%
RATIOS NET OF EXPENSES PAID INDIRECTLY
Ratio of expenses to average net assets......          0.98%(d)         --          --          --          --          --
Ratio of net investment income to average net
 assets......................................          4.28%(d)         --          --          --          --          --

OREGON MUNICIPAL BOND FUND - PRIMARY CLASS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                             YEAR ENDED
                                               ----------------------------------------------------------------------
                                                10/31/90    10/31/89    10/31/88    10/31/87    9/30/87     7/30/86
                                               ----------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........     $11.72      $11.72      $11.08      $12.15      $11.93      $10.43
INCOME FROM INVESTMENT OPERATIONS
Net investment income........................     0.6316      0.6794      0.6386      0.7311      0.7319      0.7720
Net realized & unrealized
Gain (loss) on securities....................     0.0522      0.0842      0.6411     (0.9983 )   (0.8051 )    1.5265
                                               ----------------------------------------------------------------------
    Total from investment operations.........     0.6838      0.7636      1.2797     (0.2672 )   (0.0732 )    2.2985
LESS DISTRIBUTIONS
Distributions from net investment income.....     0.6401      0.6711      0.6386      0.7311      0.7319      0.7720
Distributions in excess of net investment
 income......................................     0.0000      0.0000      0.0000      0.0000      0.0000      0.0000
Distributions from capital gains.............     0.0237      0.0925      0.0000      0.0760      0.0760      0.0255
                                               ----------------------------------------------------------------------
    Total distributions......................     0.6638      0.7636      0.6386      0.8071      0.8079      0.7975
NET ASSET VALUE, END OF PERIOD...............     $11.74      $11.72      $11.72      $11.08      $11.05      $11.93
TOTAL RETURN.................................       6.00%       6.67%      12.02%      -1.95%      -0.95%      22.83%

OREGON MUNICIPAL BOND FUND - PRIMARY CLASS

                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)


                                                                             YEAR ENDED
                                               ----------------------------------------------------------------------
                                                10/30/90    10/31/89    10/31/88    10/31/87    9/30/87     7/30/86
                                               ----------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period....................    $18,766     $19,173     $20,058     $14,277     $14,165      $8,861
Ratio of expenses to average net assets......       1.38%       1.04%       1.21%       1.14%       1.31%       1.06%
Ratio of net investment income to average net
 assets......................................       5.41%       5.82%       5.53%       5.66%       6.43%       6.34%
Portfolio turnover rate......................      58.52%      45.25%      31.44%      19.18%      18.73%      24.20%
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of expenses to average net assets......       1.55%       1.16%       1.32%         --          --          --
Ratio of Net Investment Income to Average Net
 Assets......................................       5.23%       5.71%       5.42%         --          --          --
RATIOS NET OF EXPENSES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets......         --          --          --          --          --          --
Ratio of Net Investment Income to Average Net
 Assets......................................         --          --          --          --          --          --


-------------------

(a) The Fund's Fiscal Year was changed from 9/30 to 10/31, effective 10/31/87, which represents a conformed 12 month period.
(b) Disclosure of the average commission rate paid relates to the purchase and sale of investment securities and is required for Funds that invest greater than 10% of average net assets in equity transactions. This disclosure is required for fiscal periods beginning on or after September 1, 1995.
(c) Ratios include expenses paid indirectly through directed brokerage & certain expense offset arrangements.
(d)  Computed on an annualized basis.
(e)  Commencement of operations - 4/9/87.
(f)  Commencement of operations - 1/31/89.
(g)  Commencement of operations - 4/4/94.
(h)  Commencement of operations - 2/20/96.

THE CRABBE HUSON SPECIAL FUND, INC.

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                          (UNAUDITED)
                                          PERIOD ENDED                               YEAR ENDED
                                        ----------------  ----------------------------------------------------------------
                                            4/30/96       10/31/95   10/31/94   10/31/93   10/31/92   10/31/91   10/31/90
                                        ----------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
 PERIOD...............................        $13.80         $14.08     $11.82      $8.36     $12.05      $8.78     $11.49
INCOME FROM INVESTMENT OPERATIONS
Net investment income.................        0.0611         0.2704     0.0513    (0.0774)   (0.0211)    0.0353     0.1546
Net realized & unrealized gain (loss)
 on securities........................        1.5866        (0.2894)    2.3026     3.5374    (1.6211)    4.0155    (1.4317)
                                        ----------------------------------------------------------------------------------
    Total from investment
     operations.......................        1.6477        (0.0190)    2.3539     3.4600    (1.6422)    4.0508    (1.2771)
LESS DISTRIBUTIONS
Distributions from net investment
 income...............................        0.0611         0.0226     0.0000     0.0000     0.0260     0.1453     0.2240
Distributions in excess of net
 investment income....................        0.1589         0.0000     0.0000     0.0000     0.0000     0.0000     0.0000
Distributions from capital gains......        0.5977         0.2384     0.0892     0.0000     2.0218     0.6355     1.2089
                                        ----------------------------------------------------------------------------------
    Total distributions...............        0.8177         0.2610     0.0892     0.0000     2.0478     0.7808     1.4329
NET ASSET VALUE, END OF PERIOD........        $14.63         $13.80     $14.08     $11.82      $8.36     $12.05      $8.78
TOTAL RETURN..........................         12.08%          1.78%     22.40%     41.39%      8.11%     49.58%    (10.90)%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period.............      $777,488       $878,560   $319,811   $238,167     $5,857     $3,542     $2,926
Ratio of expenses to average net
 assets...............................          1.35%(c)(d)      1.40%      1.44%      1.57%      1.74%      1.92%      2.00%
Ratio of net investment income to
 average net assets...................          0.85%(c)(d)      1.95%      0.39%     (0.73)%     (0.25)%      0.32%      1.55%
Portfolio turnover rate...............         24.53%        122.97%    146.44%     73.29%    102.27%    256.68%    314.73%
Average commission rate...............       $0.0367    (b)        --        --        --         --         --         --

                                                                PERIOD
                                                                ENDED
                                                              ----------
                                        10/31/89   10/31/88   10/31/87(E)

NET ASSET VALUE, BEGINNING OF
 PERIOD...............................      $9.69      $8.13     $10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income.................     0.2100    (0.0515)   (0.0409 )
Net realized & unrealized gain (loss)
 on securities........................     1.5900     1.6115    (1.8300 )

    Total from investment
     operations.......................     1.8000     1.5600    (1.8709 )
LESS DISTRIBUTIONS
Distributions from net investment
 income...............................     0.0000     0.0000     0.0000
Distributions in excess of net
 investment income....................     0.0000     0.0000     0.0000
Distributions from capital gains......     0.0000     0.0000     0.0000

    Total distributions...............     0.0000     0.0000     0.0000
NET ASSET VALUE, END OF PERIOD........     $11.49      $9.69      $8.13
TOTAL RETURN..........................      18.68%     19.63%    (30.32 )%(d)
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period.............     $3,356     $4,393     $1,892
Ratio of expenses to average net
 assets...............................       2.00%      3.94%      2.60%(d)
Ratio of net investment income to
 average net assets...................       1.96%      3.34%      0.05%(d)
Portfolio turnover rate...............     275.62%    155.12%      3.90%
Average commission rate...............         --         --         --

THE CRABBE HUSON SPECIAL FUND, INC.

                                  (UNAUDITED)

                                          PERIOD ENDED                               YEAR ENDED
                                        ----------------  ----------------------------------------------------------------
                                            4/30/96       10/31/95   10/31/94   10/31/93   10/31/92   10/31/91   10/31/90
                                        ----------------------------------------------------------------------------------
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of expenses to average net
 assets...............................          1.35%(c)(d)      1.40%      1.54%      1.59%      2.18%      2.40%      2.86%
Ratio of net investment income to
 average net assets...................          0.85%(c)(d)      1.95%      0.29%     (0.75)%     (0.69)%     (0.15)%      0.70%
RATIOS NET OF EXPENSES PAID INDIRECTLY
Ratio of expenses to average net
 assets...............................          1.35%(d)         --         --         --         --         --         --
Ratio of net investment income to
 average net assets...................          0.86%(d)         --         --         --         --         --         --

                                                                PERIOD
                                                                ENDED
                                                              ----------
                                        10/31/89   10/31/88   10/31/87(E)

RATIOS IF FEES HAD NOT BEEN WAIVED AND
Ratio of expenses to average net
 assets...............................       2.44%(d)        --        --
Ratio of net investment income to
 average net assets...................       1.53%(d)        --        --
RATIOS NET OF EXPENSES PAID INDIRECTLY
Ratio of expenses to average net
 assets...............................         --         --         --
Ratio of net investment income to
 average net assets...................         --         --         --

CRABBE HUSON ASSET ALLOCATION FUND - PRIMARY CLASS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                             (UNAUDITED)
                                            PERIOD ENDED
                                          -----------------
                                               4/30/96
                                          -----------------
NET ASSET VALUE, BEGINNING OF PERIOD....       $13.64
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income...................       0.1498
Net Realized & Unrealized Gain (Loss) on
 Securities.............................       0.6839
                                          -----------------
    Total from Investment Operations....       0.8337
LESS DISTRIBUTIONS
Distributions from Net Investment
 Income.................................       0.1483
Distributions in Excess of Net
 Investment Income......................       0.0000
Distributions from Capital Gains........       0.5039
Distributions in excess of Capital
 Gains..................................       0.5415
                                          -----------------
    Total Distributions.................       1.1937
NET ASSET VALUE, END OF PERIOD..........       $13.28
TOTAL RETURN............................         6.85%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period...............     $149,085
Ratio of Expenses to Average Net
 Assets.................................         1.49%(c)(d)
Ratio of Net Investment Income to
 Average Net Assets.....................         2.26%(c)(d)
Portfolio Turnover Rate.................       157.62%
Average Commission Rate.................      $0.0461(b)


                                                                             YEAR ENDED
                                        ------------------------------------------------------------------------------------
                                             10/31/95         10/31/94     10/31/93     10/31/92     10/31/91     10/31/90

NET ASSET VALUE, BEGINNING OF PERIOD....             $12.87       $13.52      $11.68       $11.00        $9.24       $10.69
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income...................             0.3361       0.2990      0.2323       0.3468       0.4143       0.4561
Net Realized & Unrealized Gain (Loss) on
 Securities.............................             1.2090      (0.0817)     2.0889       0.8175       1.8208      (1.1200)

    Total from Investment Operations....             1.5451       0.2173      2.3212       1.1643       2.2351      (0.6639)
LESS DISTRIBUTIONS
Distributions from Net Investment
 Income.................................             0.3321       0.2879      0.2373       0.3463       0.4335       0.7159
Distributions in Excess of Net
 Investment Income......................             0.0000       0.0000      0.0000       0.0000       0.0000       0.0000
Distributions from Capital Gains........             0.4430       0.5829      0.2439       0.1380       0.0415       0.0702
Distributions in excess of Capital
 Gains..................................             0.0000       0.0000      0.0000       0.0000       0.0000       0.0000

    Total Distributions.................             0.7751       0.8708      0.4812       0.4843       0.4750       0.7861
NET ASSET VALUE, END OF PERIOD..........             $13.64       $12.87      $13.52       $11.68       $11.00        $9.24
TOTAL RETURN............................              13.00%        2.66%      20.93%       11.25%       24.55%       -6.40%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period...............           $136,530     $110,152     $85,390      $55,099      $23,893      $13,174
Ratio of Expenses to Average Net
 Assets.................................               1.48%        1.44%       1.46%        1.52%        1.76%        1.90%
Ratio of Net Investment Income to
 Average Net Assets.....................               2.57%        2.30%       1.85%        3.02%        3.97%        4.51%
Portfolio Turnover Rate.................             225.70%      149.19%     116.10%      155.26%      157.89%      161.72%
Average Commission Rate.................                 --           --          --           --           --           --

                                            PERIOD
                                             ENDED
                                          -----------
                                          10/31/89(F)

NET ASSET VALUE, BEGINNING OF PERIOD....   $10.00
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income...................   0.3990
Net Realized & Unrealized Gain (Loss) on
 Securities.............................   0.2910

    Total from Investment Operations....   0.6900
LESS DISTRIBUTIONS
Distributions from Net Investment
 Income.................................   0.0000
Distributions in Excess of Net
 Investment Income......................   0.0000
Distributions from Capital Gains........   0.0000
Distributions in excess of Capital
 Gains..................................   0.0000

    Total Distributions.................   0.0000
NET ASSET VALUE, END OF PERIOD..........   $10.69
TOTAL RETURN............................     9.30%(d)
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period...............  $12,578
Ratio of Expenses to Average Net
 Assets.................................     1.91%(d)
Ratio of Net Investment Income to
 Average Net Assets.....................     5.02%(d)
Portfolio Turnover Rate.................    88.14%
Average Commission Rate.................       --

CRABBE HUSON ASSET ALLOCATION FUND - PRIMARY CLASS

                                  (UNAUDITED)

                                            PERIOD ENDED
                                          -----------------
                                               4/30/96
                                          -----------------
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net
 Assets.................................         1.49%(c)(d)
Ratio of Net Investment Income to
 Average Net Assets.....................         2.26%(c)(d)
RATIOS NET OF EXPENSES PAID INDIRECTLY
Ratio of Expenses to Average Net
 Assets.................................         1.48%(d)
Ratio of Net Investment Income to
 Average Net Assets.....................         2.27%(d)


                                                                             YEAR ENDED
                                        ------------------------------------------------------------------------------------
                                             10/31/95         10/31/94     10/31/93     10/31/92     10/31/91     10/31/90

RATIOS IF FEES HAD NOT BEEN WAIVED AND/O
Ratio of Expenses to Average Net
 Assets.................................               1.49%        1.52%       1.54%        1.62%        1.79%        1.93%
Ratio of Net Investment Income to
 Average Net Assets.....................               2.56%        2.22%       1.77%        2.92%        3.94%        4.49%
RATIOS NET OF EXPENSES PAID INDIRECTLY
Ratio of Expenses to Average Net
 Assets.................................                 --           --          --           --           --           --
Ratio of Net Investment Income to
 Average Net Assets.....................                 --           --          --           --           --           --

                                            PERIOD
                                             ENDED
                                          -----------
                                          10/31/89(F)

RATIOS IF FEES HAD NOT BEEN WAIVED AND/O
Ratio of Expenses to Average Net
 Assets.................................     1.93%(d)
Ratio of Net Investment Income to
 Average Net Assets.....................     5.00%(d)
RATIOS NET OF EXPENSES PAID INDIRECTLY
Ratio of Expenses to Average Net
 Assets.................................       --
Ratio of Net Investment Income to
 Average Net Assets.....................       --

CRABBE HUSON EQUITY FUND - PRIMARY CLASS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                         (UNAUDITED)
                                                         PERIOD ENDED                          YEAR ENDED
                                                       ----------------  -------------------------------------------------------
                                                           4-30-96       10-31-95   10-31-94    10-31-93    10-31-92   10-31-91
                                                       -------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.................        $18.17         $16.44     $16.08     $13.03      $12.57       $8.54
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income................................        0.0656         0.2223     0.1900     0.0981      0.1980      0.1861
Net Realized & Unrealized Gain (Loss) on
 Securities..........................................        2.3018         1.7438     0.5668     3.4476      0.9186      4.1511
                                                       -------------------------------------------------------------------------
    Total from investment operations.................        2.3674         1.9661     0.7568     3.5457      1.1166      4.3372
LESS DISTRIBUTIONS
Distributions from Net Investment Income.............        0.0656         0.0880     0.0344     0.1099      0.0937      0.3072
Distributions in Excess of Net Investment Income.....        0.0876         0.0000     0.0000     0.0000      0.0000      0.0000
Distributions from Capital Gains.....................        0.8542         0.1481     0.3638     O.3858      0.5629      0.0000
                                                       -------------------------------------------------------------------------
    Total distributions..............................        1.0074         0.2361     0.3982     0.4957      0.6566      0.3072
NET ASSET VALUE, END OF PERIOD.......................        $19.53         $18.17     $16.44     $16.08      $13.03      $12.57
TOTAL RETURN.........................................         13.96%         13.37%      7.89%     29.90%      12.48%      52.44%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period............................      $491,009       $387,184   $153,105    $34,520     $13,429      $5,930
Ratio of Expenses to Average Net Assets..............          1.39%(c)(d)      1.40%      1.45%      1.49%      1.55%      1.84%
Ratio of Net Investment Income to Average Net
 Assets..............................................          0.70%(c)(d)      1.30%      1.18%      0.67%      1.57%      1.60%
Portfolio Turnover Rate..............................         47.06%         92.43%    106.49%    114.38%     180.72%     171.82%
Average Commission Rate..............................     $0.0464(b    )        --         --         --          --          --
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets..............          1.39%          1.40%      1.56%      1.64%       1.93%       2.41%
Ratio of Net Investment Income to Average Net
 Assets..............................................          0.70%(c)(d)      1.30%      1.06%      0.52%      1.18%      1.03%
RATIOS NET OF EXPENSES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets..............          1.38%(d)         --         --         --          --          --
Ratio of Net Investment Income to Average Net
 Assets..............................................          0.71%(d)         --         --         --          --          --

                                                                     PERIOD
                                                                     ENDED
                                                                   ----------
                                                        10-31-90   10-31-89(F)

NET ASSET VALUE, BEGINNING OF PERIOD.................     $10.50      $10.00
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income................................     0.2533      0.3146
Net Realized & Unrealized Gain (Loss) on
 Securities..........................................    (1.6764 )    0.1854

    Total from investment operations.................    (1.4231 )    0.5000
LESS DISTRIBUTIONS
Distributions from Net Investment Income.............     0.3918      0.0000
Distributions in Excess of Net Investment Income.....     0.0000      0.0000
Distributions from Capital Gains.....................     0.1451      0.0000

    Total distributions..............................     0.5369      0.0000
NET ASSET VALUE, END OF PERIOD.......................      $8.54      $10.50
TOTAL RETURN.........................................     -14.97%       6.72%(d)
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period............................     $2,944      $5,018
Ratio of Expenses to Average Net Assets..............       1.93%       1.69%(d)
Ratio of Net Investment Income to Average Net
 Assets..............................................       2.56%       3.98%(d)
Portfolio Turnover Rate..............................     265.25%      90.54%
Average Commission Rate..............................         --          --
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets..............       2.66%       1.97%(d)
Ratio of Net Investment Income to Average Net
 Assets..............................................       1.83%       3.68%(d)
RATIOS NET OF EXPENSES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets..............         --          --
Ratio of Net Investment Income to Average Net
 Assets..............................................         --          --

CRABBE HUSON INCOME FUND - PRIMARY CLASS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                            (UNAUDITED)
                                              PERIOD
                                               ENDED           YEAR ENDED   YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                              4/30/96           10/31/95     10/31/94    10/31/93    10/31/92    10/31/91
                                            ------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD......      $10.26               $9.71      $10.75      $10.90      $10.63      $10.01
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income.....................      0.2687              0.5329      0.4995      0.4637      0.6583      0.7038
Net Realized & Unrealized
Gain (Loss) on Securities.................     (0.2736)             0.5754     (0.7669)     0.3265      0.3569      0.6218
                                            ------------------------------------------------------------------------------
    Total from Investment Operations......     (0.0049 )            1.1083     (0.2674)     0.7902      1.0152      1.3256
LESS DISTRIBUTIONS
Distributions from Net Investment
 Income...................................      0.2651              0.5329      0.4995      0.4879      0.6588      0.7056
Distributions in Excess of Net Investment
 Income...................................      0.0000              0.0254      0.0080      0.0000      0.0000      0.0000
Distributions from Capital Gains..........      0.0000              0.0000      0.2710      0.4523      0.0864      0.0000
                                            ------------------------------------------------------------------------------
    Total Distributions...................      0.2651              0.5583      0.7785      0.9402      0.7452      0.7056
NET ASSET VALUE, END OF PERIOD............       $9.99              $10.26       $9.71      $10.75      $10.90      $10.63
TOTAL RETURN..............................       -0.10%              11.92%      -2.71%       7.73%       9.74%      13.51%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period.................      $5,785              $7,190      $5,273      $5,697      $5,634      $5,486
Ratio of Expenses to Average Net Assets...        0.80%(c)(d)         0.80%       0.80%       0.81%       0.90%       0.98%
Ratio of Net Investment Income to Average
 Net Assets...............................        5.13%(c)(d)         5.47%       4.92%       4.34%       6.09%       6.82%
Portfolio Turnover Rate...................      341.85%             543.15%     306.79%     260.22%     227.45%     115.76%
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets...        2.44%(c)(d)         1.95%       2.16%       1.96%       1.94%       2.42%
Ratio of Net Investment Income to Average
 Net Assets...............................        3.49%(c)(d)         4.32%       3.56%       3.19%       5.06%       5.38%
RATIOS NET OF EXPENSES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets...        0.80%(d)              --          --          --          --          --
Ratio of Net Investment Income to Average
 Net Assets...............................        5.13%(d)              --          --          --          --          --


                                                          PERIOD
                                            YEAR ENDED    ENDED
                                             10/31/90   10/31/89(F)

NET ASSET VALUE, BEGINNING OF PERIOD......      $10.27      $10.00
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income.....................      0.6869      0.5545
Net Realized & Unrealized
Gain (Loss) on Securities.................     (0.2407)     0.2761

    Total from Investment Operations......      0.4462      0.8306
LESS DISTRIBUTIONS
Distributions from Net Investment
 Income...................................      0.6840      0.5606
Distributions in Excess of Net Investment
 Income...................................      0.0000      0.0000
Distributions from Capital Gains..........      0.0222      0.0000

    Total Distributions...................      0.7062      0.5606
NET ASSET VALUE, END OF PERIOD............      $10.01      $10.27
TOTAL RETURN..............................        4.43%      10.43%(d)
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period.................      $2,123      $1,356
Ratio of Expenses to Average Net Assets...        1.51%       1.15%(d)
Ratio of Net Investment Income to Average
 Net Assets...............................        6.89%       7.23%(d)
Portfolio Turnover Rate...................       73.76%      86.60%
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR
Ratio of Expenses to Average Net Assets...        3.07%       4.56%(d)
Ratio of Net Investment Income to Average
 Net Assets...............................        5.33%       3.81%(d)
RATIOS NET OF EXPENSES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets...          --          --
Ratio of Net Investment Income to Average
 Net Assets...............................          --          --

CRABBE HUSON U.S. GOVERNMENT INCOME FUND - PRIMARY CLASS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                            (UNAUDITED)
                                              PERIOD
                                               ENDED           YEAR ENDED   YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                              4/30/96           10/31/95     10/31/94    10/31/93    10/31/92    10/31/91
                                            ------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD......      $10.66              $10.27      $11.04      $10.91      $10.69      $10.24
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income.....................      0.2462              0.5097      0.4648      0.4755      0.5801      0.6722
Net Realized & Unrealized Gain (Loss) on
 Securities...............................     (0.1192)             0.4013     (0.6515)     0.2159      0.2921      0.4542
                                            ------------------------------------------------------------------------------
    Total from Investment Operations......      0.1270              0.9110     (0.1867)     0.6914      0.8722      1.1264
LESS DISTRIBUTIONS
Distributions from Net Investment
 Income...................................      0.2462              0.5097      0.4647      0.4848      0.5839      0.6746
Distributions in Excess of Net Investment
 Income...................................      0.0008              0.0113      0.0035      0.0000      0.0000      0.0000
Distributions from Capital Gains..........      0.0000              0.0000      0.1120      0.0766      0.0683      0.0018
                                            ------------------------------------------------------------------------------
    Total Distributions...................      0.2470              0.5210      0.5802      0.5614      0.6522      0.6764
NET ASSET VALUE, END OF PERIOD............      $10.54              $10.66      $10.27      $11.04      $10.91      $10.69
TOTAL RETURN..............................        1.14%               9.12%      -1.78%       6.71%(d)       8.70%      11.17%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period.................      $7,907              $8,426      $9,249     $11,218      $8,959      $3,748
Ratio of Expenses to Average Net Assets...        0.75%(c)(d)         0.75%       0.75%       0.75%       0.80%       0.96%
Ratio of Net Investment Income to Average
 Net Assets...............................        4.53%(c)(d)         4.85%       4.39%       4.33%       5.35%       6.44%
Portfolio Turnover Rate...................      198.14%             230.43%      76.09%      81.74%     105.52%     114.81%
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets...        1.81%(c)(d)         1.46%       1.47%       1.26%       1.52%       2.15%
Ratio of Net Investment Income to Average
 Net Assets...............................        3.47%(c)(d)         4.14%       3.66%       3.81%       4.63%       5.25%
RATIOS NET OF EXPENSES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets...        0.75%(d)              --          --          --          --          --
Ratio of Net Investment Income to Average
 Net Assets...............................        4.53%(d)              --          --          --          --          --


                                                          PERIOD
                                            YEAR ENDED    ENDED
                                             10/31/90   10/31/89(F)

NET ASSET VALUE, BEGINNING OF PERIOD......      $10.28      $10.00
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income.....................      0.6768      0.5637
Net Realized & Unrealized Gain (Loss) on
 Securities...............................     (0.0326)     0.2852

    Total from Investment Operations......      0.6442      0.8489
LESS DISTRIBUTIONS
Distributions from Net Investment
 Income...................................      0.6736      0.5689
Distributions in Excess of Net Investment
 Income...................................      0.0000      0.0000
Distributions from Capital Gains..........      0.0106      0.0000

    Total Distributions...................      0.6842      0.5689
NET ASSET VALUE, END OF PERIOD............      $10.24      $10.28
TOTAL RETURN..............................        6.40%      11.15%(d)
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period.................      $2,069      $1,717
Ratio of Expenses to Average Net Assets...        1.42%       1.14%(d)
Ratio of Net Investment Income to Average
 Net Assets...............................        6.72%       7.35%(d)
Portfolio Turnover Rate...................       87.71%      40.42%
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR
Ratio of Expenses to Average Net Assets...        2.84%       3.40%(d)
Ratio of Net Investment Income to Average
 Net Assets...............................        5.31%       5.09%(d)
RATIOS NET OF EXPENSES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets...          --          --
Ratio of Net Investment Income to Average
 Net Assets...............................          --          --

CRABBE HUSON U.S. GOVERNMENT MONEY MARKET FUND - PRIMARY CLASS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                          (UNAUDITED)
                                                          PERIOD ENDED                            YEAR ENDED
                                                        ----------------  ----------------------------------------------------------
                                                            4/30/96        10/31/95    10/31/94    10/31/93    10/31/92    10/31/91
                                                        ----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD..................         $1.00          $1.00       $1.00       $1.00       $1.00       $1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income.................................        0.0240         0.0521      0.0339      0.0250      0.0332      0.0576
Net realized & unrealized gain (loss) on securities...        0.0000         0.0000      0.0000      0.0000      0.0000      0.0000
                                                        ----------------------------------------------------------------------------
    Total from Investment Operations..................        0.0240         0.0521      0.0339      0.0250      0.0332      0.0576
LESS DISTRIBUTIONS
Distributions from Net Investment Income..............        0.0240         0.0521      0.0339      0.0250      0.0332      0.0576
Distributions in Excess of Net Investment Income......        0.0000         0.0000      0.0000      0.0000      0.0000      0.0000
                                                        ----------------------------------------------------------------------------
    Total Distributions...............................         .0240         0.0521      0.0339      0.0250      0.0332      0.0576
NET ASSET VALUE, END OF PERIOD........................         $1.00          $1.00       $1.00       $1.00       $1.00       $1.00
                                                        ----------------------------------------------------------------------------
    Total Return......................................          2.41%          5.30%       3.28%       2.53%       3.36%      13.76%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period.............................       $41,061        $54,714     $32,383     $14,784     $12,395     $14,907
Ratio of Expenses to Average Net Assets...............          0.70%(c)(d)      0.70%      0.70%      0.70%       0.75%       0.81%
Ratio of Net Investment Income to Average Net
 Assets...............................................          4.82%(c)(d)      5.21%      3.39%      2.51%       3.32%       5.76%
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets...............          1.21%(c)(d)      1.16%      1.29%      1.32%       1.09%       1.18%
Ratio of Net Investment Income to Average Net
 Assets...............................................          4.30%(c)(d)      4.75%      2.81%      1.88%       2.98%       5.38%
RATIOS NET OF EXPENSES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets...............          0.70%(d)         --          --          --          --          --
Ratio of Net Investment Income to Average Net
 Assets...............................................          4.82%(d)         --          --          --          --          --

                                                                      PERIOD
                                                                      ENDED
                                                                    ----------
                                                         10/31/90   10/31/89(F)

NET ASSET VALUE, BEGINNING OF PERIOD..................      $1.00       $1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income.................................     0.0737      0.0633
Net realized & unrealized gain (loss) on securities...     0.0000      0.0000

    Total from Investment Operations..................     0.0737      0.0633
LESS DISTRIBUTIONS
Distributions from Net Investment Income..............     0.0737      0.0633
Distributions in Excess of Net Investment Income......     0.0000      0.0000

    Total Distributions...............................     0.0737      0.0633
NET ASSET VALUE, END OF PERIOD........................      $1.00       $1.00

    Total Return......................................       7.62%      10.05%(d)
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period.............................    $21,406     $10,735
Ratio of Expenses to Average Net Assets...............       0.80%       0.60%(d)
Ratio of Net Investment Income to Average Net
 Assets...............................................       7.57%       8.43%(d)
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets...............       1.33%       1.34%(d)
Ratio of Net Investment Income to Average Net
 Assets...............................................       7.04%       7.69%(d)
RATIOS NET OF EXPENSES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets...............         --          --
Ratio of Net Investment Income to Average Net
 Assets...............................................         --          --

CRABBE HUSON REAL ESTATE INVESTMENT FUND - PRIMARY CLASS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                               (UNAUDITED) PERIOD            YEAR ENDED        PERIOD ENDED
                                                  ENDED 4/30/96               10/31/95          10/31/94(G)
                                               ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD.........         $9.69                         $9.50         $10.00
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income........................        0.1897                        0.4436         0.3664
Net Realized & Unrealized Gain (Loss) on
 Securities..................................        0.8619                        0.3065        (0.6394)
                                               ----------------------------------------------------------------
    Total from Investment Operations.........        1.0516                        0.7501        (0.2730)
LESS DISTRIBUTIONS
Distributions from Net Investment Income.....        0.1996                        0.4379         0.2287
Distributions in Excess of Net Investment
 Income......................................        0.0000                        0.0000         0.0000
Distributions from Capital Gains.............        0.1320                        0.1222         0.0000
                                               ----------------------------------------------------------------
    Total Distributions......................        0.3316                        0.5601         0.2287
NET ASSET VALUE, END OF PERIOD...............        $10.41                         $9.69          $9.50
TOTAL RETURN.................................         10.93%                         8.31%         -3.25%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period....................       $17,082                       $18,986        $18,280
Ratio of Expenses to Average Net Assets......          1.50%(c)(d)                   1.50%          1.01%(b)(d)
Ratio of Net Investment Income to Average Net
 Assets......................................          3.72%(c)(d)                   4.59%          6.30%(b)(d)
Portfolio Turnover Rate......................         50.07%                        59.53%         43.30%
Average Commission Rate......................     $0.0518(b)                           --             --
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets......          1.77%(c)(d)                   1.89%          2.03%(b)(d)
Ratio of Net Investment Income to Average Net
 Assets......................................          3.45%(c)(d)                   4.20%          5.28%(b)(d)
RATIOS NET OF EXPENSES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets......          1.50%(d)                        --             --
Ratio of Net Investment Income to Average Net
 Assets......................................          3.72%(d)                        --             --

CRABBE HUSON SMALL CAP FUND - PRIMARY CLASS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                 (UNAUDITED)
                                                 PERIOD ENDED
                                                  4/30/96(H)
                                               ----------------
NET ASSET VALUE, BEGINNING OF PERIOD.........        $10.00
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income........................        0.0138
Net Realized & Unrealized Gain (Loss) on
 Securities..................................        1.0562
                                               ----------------
    Total from Investment Operations.........        1.0700
LESS DISTRIBUTIONS
Distributions from Net Investment Income.....        0.0000
Distributions in Excess of Net Investment
 Income......................................        0.0000
Distributions from Capital Gains.............        0.0000
                                               ----------------
    Total Distributions......................        0.0000
Net Asset Value, End of Period...............        $11.07
Total Return.................................         10.70%
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period....................        $6,290
Ratio of Expenses to Average Net Assets......          1.64% (c)(d)
Ratio of Net Investment Income to Average Net
 Assets......................................          0.56% (c)(d)
Portfolio Turnover Rate......................         40.65%
Average Commission Rate......................       $0.0369    (b)
RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets......          2.46% (c)(d)
Ratio of Net Investment Income to Average Net
 Assets......................................         -0.26% (c)(d)
RATIOS NET OF EXPENSES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets......          1.50% (d)
Ratio of Net Investment Income to Average Net
 Assets......................................          0.70% (d)

                   ------------------------------------------

                       INVESTMENT OBJECTIVE AND POLICIES
                       ----------------------------------

    Each Fund's investment objective is discussed below in connection with the Fund's investment policies. The descriptions are designed to help you choose the Fund that best fits your investment objective. You may want to pursue more than one objective by investing in more than one of the Funds. Because of the risks inherent in all investments, there can be no assurance that the Funds will meet their objectives.


    Each Fund that invests in stock and preferred stock (the Equity, Small Cap, Special and Asset Allocation Funds) follows a basic value, contrarian approach in selecting stocks for its portfolio. This approach puts primary emphasis on balance sheet and cash flow analysis and on the relationship between the market price of a security and its value as a share of an ongoing business. These investments represent situations or opportunities that arise when companies, whose long-term financial structure is intact, run into short-term difficulties that present an opportunity to buy these companies' stocks at substantial discounts. The basic value approach is based on the Adviser's belief that the securities of many companies often sell at a discount from the securities' estimated theoretical (intrinsic) value. These Funds attempt to identify and invest in such undervalued securities, anticipating that capital appreciation will be realized as the securities' prices rise to their estimated intrinsic value. This approach, while not unique, contrasts with certain other methods of investment analysis, which rely upon market timing, technical analysis, earnings forecasts, or economic predictions.



    CRABBE HUSON SPECIAL FUND seeks significant long-term growth of capital through a flexible policy of investing in a diversified portfolio of selected domestic and foreign securities (principally, common stocks and, secondarily, preferred stocks and bonds) that represent more aggressive investments than the market as a whole (as measured by the S&P 500 Stock Index). The production of current income is secondary to the primary objective. The Fund seeks to invest up to 100%, and under normal conditions at least 75%, of its assets in securities of companies that have small (under $1,000,000,000) to medium (from $1,000,000,000 to $3,000,000,000) market capitalization.


    The Fund's investment policies are adapted to changing market conditions. The Adviser believes that common stock will generally, over the long-term, offer the greatest potential for capital appreciation and preservation of purchasing power, and common stocks will usually constitute at least 75% of the Fund's investment portfolio.

    By itself, the Fund does not constitute a balanced investment plan. Securities that the Adviser believes have the greatest growth potential may be regarded as speculative, and an investment in the Fund may involve greater risk than is inherent in other mutual funds. The Fund's focus on small to medium market capitalization stocks may cause it to be more volatile than other funds with different strategies. Because the Fund invests primarily in common stocks, it may be appropriate only for investors who have a longer term investment horizon or perspective. For a further description of the risks associated with an investment in the Fund, see "CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES."

    The Special Fund also intends to sell securities "short." The technique of selling short is subject to certain restrictions, and involves certain risks. See "CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES--Short Sales."

    CRABBE HUSON SMALL CAP FUND seeks to provide its investors long-term growth of capital by investing in a diversified portfolio of selected domestic and foreign securities. The Fund will invest principally in common stocks and, secondarily, preferred stocks and bonds. The production of current income is secondary to the primary objective. The Fund seeks to invest up to 100%, and under normal conditions at least 65%, of its total assets in securities of companies that have small market capitalization (under $1,000,000,000).

    The Adviser believes that common stock will generally, over the long-term, offer the greatest potential for capital appreciation and preservation of purchasing power. Investments in small growth companies may involve greater risks and volatility than more traditional equity investments due to some of these companies potentially having limited product lines, reduced market liquidity for the trading of their shares and less depth in management than more established companies. For this reason, the Small Cap Fund is not intended as a complete investment vehicle, but rather as an investment for persons who are in a financial position to assume above average risk and share price volatility over time. The Small Cap Fund may be appropriate only for investors who have a longer term investment horizon or perspective. For a further description of the risks associated with an investment in the Fund, see "CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES."

    CRABBE HUSON REAL ESTATE INVESTMENT FUND seeks to provide for its shareholders capital appreciation and income. The Fund seeks to achieve this objective through a policy of investing in a diversified portfolio consisting primarily of equity securities of REITs and other real estate industry companies, in mortgage-backed securities and, to a lesser extent, in debt securities of such companies.

    The Fund's investment policies will be adapted to changing market conditions, but under normal circumstances, at least 75% of the Real Estate Fund's total assets will be invested in equity securities of REITs and other real estate industry companies. For purposes of the Fund's investments, a "real estate industry company" is a company that derives at least 50% of its gross revenues or net profits from either (a) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or (b) products or services related to the real estate industry, like building supplies or mortgage servicing. The equity securities of real estate industry companies in which the Fund will invest consist of common stock, shares of beneficial interests of real estate investment trusts and securities with common stock characteristics, such as preferred stock and debt securities convertible into common stock ("Real Estate Equity Securities"). Real Estate Equity Securities are subject to unique risks. See "CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES" for a discussion of these risks.

    The Fund may also invest up to 25% of its total assets in (a) debt securities of real estate industry companies, (b) mortgage-backed securities, such as mortgage pass-through certificates, real estate mortgage investment conduit ("REMIC") certificates and collateralized mortgage obligations ("CMOs"), and (c) short-term investments (as defined below). Investing in mortgage-backed securities involves certain unique risks in addition to those associated with investing in the real estate industry in general. For a more complete discussion concerning the risks of investing in mortgage-backed securities, see "CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES."

    Short-term investments that the Fund may invest in consist of the following:
(1) corporate commercial paper and other short-term commercial obligations, in each case rated or issued by companies with similar securities outstanding that are rated Prime-1, Aa or better by Moody's or A-1, AA or better by S&P; (2) obligations (including certificates of deposit, time deposits, demand deposits and banker's acceptances) of banks with securities outstanding that are rated Prime-1, Aa or better by Moody's, or A-1, AA or better by S&P; (3) obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities with remaining maturities not exceeding 18 months; and (4) repurchase agreements.

    A more complete discussion concerning the investment objectives and policies of the Fund is included under "CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES" and in the Statement of Additional Information.


    CRABBE HUSON EQUITY FUND seeks long-term capital appreciation. The Fund will seek to achieve this objective by investing in a carefully chosen portfolio consisting primarily of common stock. It will focus its investments in widely and actively traded stocks with medium (from $1,000,000,000 to $3,000,000,000) and large market capitalizations (in excess of $3,000,000,000).

    Under normal market conditions, the Fund intends to have at least 65% of its total assets invested in common stock. The Fund will purchase and hold for investment common stock, and may also purchase convertible and nonconvertible preferred stocks and bonds or debentures. The Fund may invest up to 35% of its total assets in foreign securities. Although the Fund intends to adapt to changing market conditions, the Adviser believes that common stock will generally, over the long-term, offer the greatest potential for capital appreciation. Therefore, the Fund may be appropriate for investors who have a longer term investment horizon or perspective.

    CRABBE HUSON ASSET ALLOCATION FUND seeks to provide for its shareholders preservation of capital, capital appreciation and income. The Fund seeks to achieve these objectives by a flexible policy of investing in a select portfolio of common stocks, fixed income securities, cash or cash equivalents. Depending upon economic and market conditions, the Fund may invest as little as 20%, or as much as 75%, of its entire portfolio in common stocks. The Adviser will purchase common stocks which, in its opinion, have the greatest potential for capital appreciation. The remaining portion of the portfolio will be invested in fixed income securities, cash or cash equivalents. The fixed income securities that the Fund will invest in consist of corporate debt securities (bonds, debentures and notes), asset-backed securities, bank obligations, collateralized bonds, loan and mortgage obligations, commercial paper, preferred stocks, repurchase agreements, savings and loan obligations and U.S. Government and agency obligations. There are no limitations on the average maturity of the Fund's portfolio of fixed income securities. Securities will be selected on the basis of the Adviser's assessment of interest rate trends and the liquidity of various instruments under prevailing market conditions. For a discussion of the ratings of the fixed income securities to be held by the Fund see "CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES."

    Many factors will be considered in determining what portion of the portfolio will be invested in stocks, fixed income securities, or cash and cash equivalents. The Adviser will constantly monitor and adjust its weighting of investments in any particular area to adapt to changing market and economic conditions. Since its inception, the Fund has generally invested its net assets 45% to 55% in fixed income securities, 25% to 55% in common stocks, and 5% to 30% in cash, cash equivalents or other money market instruments. Furthermore, the Fund may take advantage of opportunities to earn short-term profits if the Adviser believes that such a strategy will benefit the Fund's overall objective in light of the increased tax and brokerage expenses associated with such a strategy.

    CRABBE HUSON OREGON TAX-FREE FUND seeks to provide its shareholders with as high a level of income exempt from federal and Oregon income taxes as is consistent with prudent investment management and preservation of capital. The Fund seeks to achieve this objective by investing primarily in a portfolio of municipal securities (including private activity bonds), the interest on which, in the opinion of counsel for the issuer, is exempt from federal and Oregon income taxes. It is the Fund's general policy to avoid purchasing bonds on which the interest is subject to the federal alternative minimum tax. The Fund may, however, purchase such bonds when their yield is sufficiently above the yield on bonds not so taxed to compensate for the adverse tax consequences. For purposes of its investment policy, the Fund considers a "bond" to be any municipal debt security.

    Under normal market conditions, at least 80% of the Fund's total assets will be invested in municipal securities, and at least 65% of its total assets will be invested in municipal bonds issued by the State of Oregon and its political subdivisions, agencies, authorities and instrumentalities. Securities that are subject to the federal alternative minimum tax will not be included in this calculation.

    Municipal securities purchased for the Fund's portfolio must, at the time of purchase, be "investment-grade" municipal securities, rated no lower than Baa by Moody's or BBB by S&P, or unrated municipal securities which management believes to be comparable in quality to investment-grade municipal securities. If any of the Fund's securities fall below "investment grade," the Fund will typically dispose of such securities, but it is not required to do so. For a discussion concerning the risk factors associated with municipal securities to be purchased by the Fund, see "CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES" in this Prospectus.

    Under normal market conditions, the Oregon Tax-Free Fund may invest up to 20% of its net assets in the following categories of investments:

1. Municipal securities issued by entities other than the State of Oregon or its political subdivisions, agencies, authorities, and instrumentalities.

2. Notes of municipal issuers which have, at the time of purchase, an issue of outstanding municipal bonds rated within the four highest grades by Moody's or S&P and which are, if unrated, in the opinion of the Adviser, of a quality comparable to municipal bonds rated in one of the four highest categories by Moody's or S&P.

3. Temporary investments in fixed income obligations, the interest on which is subject to federal income tax and which may be subject to Oregon income tax. Investments in such taxable obligations will be in short-term (less than one year) securities and may consist of obligations issued or guaranteed by the United States Government, its agencies, instrumentalities or authorities; commercial paper rated Prime-1 by Moody's; certificates of deposit of United States banks (including commercial banks and savings and loan associations) with assets of at least $1 billion or more; and repurchase agreements in respect of any of the foregoing with securities dealers or banks.

    Where market conditions, due to rising interest rates or other adverse factors, would cause serious erosion of portfolio value, the Fund's assets may, on a temporary basis, as a defensive measure to preserve net asset value, be substantially invested in temporary investments of the types described above. There are specific risks involved in investments in municipal securities, particularly those concentrated among issuers in a specific geographic location. See "CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES" in this Prospectus and "ADDITIONAL INFORMATION REGARDING CERTAIN INVESTMENTS BY THE FUNDS" in the Statement of Additional Information.

    In the last fiscal year, the average percentage of the Fund's assets invested in bonds of each rating was:

AAA....................     58.74%  Non-rated..............     14.60%
AA.....................     18.77%  Cash...................      1.37%
A......................      6.52%

    CRABBE HUSON INCOME FUND seeks to provide shareholders a high level of current income by investing in a diversified portfolio of fixed income securities (such as bonds and notes of corporate and government issuers) and preferred or convertible preferred stock while, at the same time, attempting to preserve capital by varying the overall average maturity of the Fund's portfolio.

    There are no limitations on the average maturity of the Fund's portfolio. In general, the Fund will seek to lengthen the average maturity of its portfolio as interest rates rise, and will shorten the average maturity as interest rates decline.

    The Income Fund invests in a variety of fixed income securities, including domestic and foreign corporate bonds, debentures, convertible bonds and debentures, foreign and U.S. Government securities, preferred and convertible preferred stock, and short-term money market instruments.

    At least 80% of the Fund's total assets must be invested in (1) debt securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; (2) investment-grade debt securities, including convertible securities and preferred or convertible preferred stock, which are rated "A" or higher by the major recognized bond services (for a description of ratings, see

Appendix A); or (3) cash and cash equivalents (such as certificates of deposit, repurchase agreements maturing in one week or less, and bankers' acceptances).

    For a discussion of the fixed income securities and convertible securities to be held by the Income Fund and the risks associated with holding these securities, see "CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES" in this Prospectus.

    CRABBE HUSON U.S. GOVERNMENT INCOME FUND seeks to provide shareholders with a high level of current income and safety of principal. Shares of the Fund are not issued or guaranteed by the U.S. Government.

    The Fund intends to concentrate its investments in direct obligations of the U.S. Government (treasury bills, treasury notes and treasury bonds), which are supported by the full faith and credit of the United States. The Fund may also invest in indirect obligations of the U.S. Government which are debt obligations of various agencies or instrumentalities of the U.S. Government, such as debt obligations issued by the Government National Mortgage Association ("GNMA"), which are supported by the full faith and credit of the United States, or debt obligations issued by the Federal National Mortgage Association ("FNMA"), which are supported only by the credit of the issuing agency or instrumentality. Under normal circumstances, at least 65% of the value of the Fund's assets will be invested in these U.S. Government securities. The Fund may invest up to 10% of its total assets in repurchase agreements whereby the Fund acquires a U.S. Government security from a financial institution that simultaneously agrees to repurchase the same security at a specified time and price.

    The Fund may not invest more than 25% of its total assets in U.S. Government securities with maturities in excess of five years. The Fund will purchase securities based generally on the Adviser's assessment of interest rate trends. If the Adviser expects interest rates to rise, the Fund may purchase securities with shorter maturities. Conversely, if interest rates are expected to decline, the Fund may purchase securities with longer maturities.

    CRABBE HUSON U.S. GOVERNMENT MONEY MARKET FUND seeks to provide investors with a high level of current income while, at the same time, preserving capital and allowing liquidity by investing in obligations of the United States Government, or its agencies or instrumentalities, and repurchase agreements with respect to those obligations. Shares of the Fund are not issued or guaranteed by the U.S. Government. It is the Fund's intent to maintain a constant one dollar per share net asset value, but there is no assurance the Fund will be able to do so.

    The dollar weighted, average maturity of the Fund's portfolio may not exceed 90 days and the Fund will not purchase any security with a maturity in excess of one year from the date of purchase. The Fund intends to hold most of the securities in its portfolio until maturity. However, securities may be traded if, in the opinion of the Adviser, increases in current income can be achieved consistent with the objectives and restrictions of the Fund.

    Due to its nature of maintaining a stable net asset value, the fixed income securities selected by the U.S. Government Money Market Fund must be deemed to be of the highest quality. An instrument will be considered to be highest quality (1) if rated in the highest rating category (i) by any two nationally recognized statistical rating organizations (NRSROs) (e.g., Aaa or Prime-1 by Moody's, AAA or A-1 by S&P) or (ii) if rated by only one NRSRO, by that NRSRO, and whose acquisition is approved or ratified by the Board of Trustees; (2) if unrated but issued by an issuer that has short-term debt obligations of comparable, priority, and security, and that are rated in the highest rating category by (i) any two NRSROs or (ii) if rated by only one NRSRO, by that NRSRO, and whose acquisition is approved or ratified by the Board of Trustees; or (3) an unrated security that is of comparable quality to a security rated in the highest rating category as determined by the Adviser and whose acquisition is approved or ratified by the Board of Trustees. A description of the ratings assigned to securities by Moody's and S&P is included in Appendix A to this Prospectus.

                     --------------------------------------

                              FUNDAMENTAL POLICIES
                       ----------------------------------

    Unless set forth below as a "Fundamental Policy," each Fund's investment policies, including its investment objective discussed previously, may be changed without shareholder approval. A Fundamental Policy may not be changed without a vote of the holders of "a majority of the outstanding voting securities" of the Fund, as such term is defined in the 1940 Act. For further discussion concerning these Fundamental Policies, see "INVESTMENT RESTRICTIONS" in the Statement of Additional Information.

    ISSUER AND INDUSTRY RESTRICTIONS. Each Funds' investment restrictions (other than those of the Real Estate Fund and the Oregon Tax-Free Fund) include a prohibition on it investing more than 5% of its total assets (at the time of the purchase) in the securities of any one issuer. This policy, however, does not include investments in U.S. Government securities. The Real Estate Fund's investment restrictions prohibit the Fund, with respect to at least 75% of its total assets, from investing more than 5% of its total assets in a single issuer. Each Fund (other than the Real Estate Fund) is also prohibited from investing more than 25% of its total assets in any one industry.

    BORROWING RESTRICTIONS. Each Fund may borrow up to one-third of the value of its total assets, although each Fund, other than the Special and the Small Cap Funds, can only borrow in the case of an emergency. If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three days (not including Saturdays, Sundays and holidays), reduce its indebtedness to the extent necessary to satisfy the one-third test. Further, each Fund (except the Special and Small Cap Fund) is prohibited from purchasing securities when the total borrowings of the Fund exceed 5% of its total assets.

    FIXED INCOME SECURITIES. The Real Estate Fund may not invest in debt securities that are unrated or that are rated below Baa by Moody's or BBB by S&P. In the event a debt security purchased by the Real Estate Fund is subsequently downgraded below Baa by Moody's or BBB by S&P, the Adviser will consider whether the Fund should continue to hold the security. The Special, Small Cap, Equity, Asset Allocation, Income, U.S. Government Income and U.S. Government Money Market Funds may each invest up to 20% of its total assets in fixed income securities that are either unrated or are rated less than Baa by Moody's or BBB by S&P, or in commercial paper that is rated less than B-1 by Moody's or A- by S&P. However, not more than 5% of these Fund's total assets may be invested in fixed income securities that are unrated (including convertible stock). The Oregon Tax-Free Fund may invest in fixed income securities that are rated Baa and above by Moody's or BBB and above by S&P and in unrated securities which the Adviser believes to be of comparable investment quality. See "CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES" for a discussion concerning the purchase of below investment grade securities.

    Funds that are permitted to purchase cash equivalents, bank obligations, and money market instruments will apply the same investment criteria to these instruments as are applied to fixed income securities. Bank obligations will be purchased only with respect to banks: (1) that have total assets in excess of one billion dollars; (2) that are rated A or better by either Moody's or S&P (AA or better with respect to purchases made by the U.S. Government Money Market Fund; or (3) whose deposits are insured by the Federal Depository Insurance Corporation. Each Fund will only invest in securities permitted by the SEC.


    ILLIQUID SECURITIES/UNSEASONED ISSUERS. Each of the Special, Equity, Asset Allocation, Oregon Tax-Free, Income, U.S. Government Income and U.S. Government Money Market Funds may not invest more than 10% of its net assets in illiquid securities. The Real Estate Fund may not invest more than 15% of its net assets in such securities. The Small Cap Fund may not invest more than 5% of its total assets in a combination of illiquid securities and/or securities of issuers, including their predecessors, which have been in existence less than three years. Finally, the Oregon Tax-Free Fund may not invest more than 10% of its total assets in the securities of issuers, including their predecessors, which have been in existence less than three years.

    The following securities in which a Fund may invest will be considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) restricted securities (securities whose public resale is subject to legal restrictions); (3) any other securities in which a Fund may invest that are not readily marketable. Within the 15% limitation set for the Real Estate Fund, no more than 5% of such securities may be restricted securities. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. In determining whether a security is liquid, the Board shall consider whether the security can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the net asset value per share.

    Securities eligible for resale to certain institutional investors pursuant to Rule 144A of the Securities Act of 1933 shall not be considered illiquid. Since it is not possible to predict with assurance how the market for restricted securities sold and offered under Rule 144A will develop, the Board will carefully monitor a Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity, and availability of information. This practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

    OPTIONS AND FUTURES TRANSACTIONS. Each of the Special, Small Cap, Real Estate, Equity, Asset Allocation and Income Funds may invest up to 10% of its total assets in both put or call options and futures contracts.

    FUNDAMENTAL INVESTMENT POLICY OF REAL ESTATE FUND. Under normal circumstances, the Real Estate Fund intends to invest at least 75% of its total assets in equity securities of REITs and other real estate industry companies; under all circumstances, at least 25% of the Fund's total assets will be invested in such securities.

    INVESTMENT IN ISSUERS OF WHICH SHAREHOLDERS AND DIRECTORS OWN SHARES. The Small Cap and Oregon Tax-Free Funds may not invest in securities of issuers of which the officers and Trustees of the Fund, as a group, own beneficially more than five percent of the securities of that issuer.

    OTHER INVESTMENT COMPANIES. Each of the Funds (other than the U.S. Government Income Fund and the U.S. Government Money Market Fund) may invest in the securities of other registered investment companies under the circumstances described under "SECURITIES OF OTHER INVESTMENT COMPANIES" in the Statement of Additional Information, and to the extent permitted under Section 12 of the 1940 Act (currently, no more than 10% of the total assets of a Fund may be so invested, no more than 5% of total assets of a Fund may be invested in the securities of any other single investment company, and no more than 3% of the total outstanding voting stock of an investment company may be purchased). Investments in the securities of other registered investment companies are or may be subject to duplicate expenses resulting from the management of the portfolio investment company as well as those of the Fund.

    FUNDAMENTAL INVESTMENT OBJECTIVE OF REAL ESTATE FUND. The Real Estate Fund's investment objective is to provide for its shareholders capital appreciation and income.

    FOREIGN SECURITIES. Each of the Special, Small Cap, Equity, Asset Allocation and Income Funds may invest up to 35% of its total assets in foreign securities, which may or may not be traded on an exchange.

                     --------------------------------------

                    CHARACTERISTICS, RISKS OF SECURITIES AND
                             INVESTMENT TECHNIQUES
                       ----------------------------------

    The following describes in greater detail different types of securities and investment techniques used by the Funds, and discusses certain concepts relevant to the investment policies of the Funds. Additional information about the Funds' investments and investment practices may be found in the Statement of Additional Information.

    FOREIGN SECURITIES. Each of the Special, Small Cap, Equity, Asset Allocation and Income Funds may invest up to 35% of its total assets in foreign securities, which may or may not be traded on an exchange. The Funds may purchase securities issued by issuers in any country. Securities of foreign companies are frequently denominated in foreign currencies, and the Funds may temporarily hold uninvested reserves in bank deposits in foreign currencies. As a result, the Funds will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and they may incur expenses in connection with conversion between various currencies. Subject to its investment restrictions, the Funds may invest in other investment companies that invest in foreign securities.

    Foreign securities may be subject to foreign government taxes that would reduce the income yield on such securities. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of any foreign withholding taxes would reduce the income a Fund received from any foreign investments.

    Foreign investments involve certain risks, such as political or economic instability of the issuer or of the country of the issuer, difficulty of predicting international trade patterns, and the possibility of imposition of exchange controls. Such securities may also be subject to greater fluctuations in price than securities of domestic corporations or of the United States government. In addition, the net asset value of a Fund is determined and shares of a Fund can be redeemed only on days during which securities are traded on the New York Stock Exchange ("NYSE"). However, foreign securities held by a Fund may be traded on Saturdays or other holidays when the NYSE is closed. Accordingly, the net asset value of a Fund may be significantly affected on days when an investor has no access to the Fund.

    In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There is generally less government regulation of stock exchanges, brokers and listed companies abroad than in the United States, and the absence of negotiated brokerage commissions in certain countries may result in higher brokerage fees. With respect to certain foreign countries, there is a possibility of expropriation, nationalization, or confiscatory taxation, which could affect investment in those countries.

    Each of the Funds may invest a portion of its assets in developing countries or in countries with new or developing capital markets, such as countries in Eastern Europe and the Pacific Rim. The considerations noted above regarding the risks of investing in foreign securities are generally more significant for these investments. These countries may have relatively unstable governments and securities markets in which only a small number of securities trade. Markets of developing countries may be more volatile than markets of developed countries. Investments in these markets may involve significantly greater risks, as well as the potential for greater gains.

    STRIPPED SECURITIES. The U.S. Government Money Market Fund may invest in "Stripped Securities." A Stripped Security is a security consisting of the separate income or principal components of a debt security. Stripped Securities are issued at a discount to their face value and generally experience greater price volatility than ordinary debt securities because of the manner in which the principal and interest components of the underlying U.S. Government obligation are separated.

    LEVERAGE. The Special Fund may, from time to time, use borrowed money to increase its portfolio positions. This practice is known as leverage. Investment gains realized with borrowed funds that exceed the cost of such borrowings (including interest costs) will cause the net asset value of Fund shares to increase more dramatically than would otherwise be the case. On the other hand, leverage can cause the net asset value of Fund shares to decrease more rapidly than normal if the securities purchased with borrowed money decline in value or if the investment performance of such securities does not cover the cost of borrowing.

    PUT, CALL OPTIONS, FUTURES CONTRACTS. The Special, Small Cap, Real Estate, Equity, Asset Allocation, Oregon Tax-Free and Income Funds may use options and futures contracts to attempt to enhance income, and to reduce the overall risk of its investments ("hedge"). These instruments are commonly referred to as "derivative instruments" due to the fact that their value is derived from or related to the value of some other instrument or asset. Each Fund's ability to use these strategies may be limited by market conditions, regulatory limits, and tax considerations. Appendix B to this prospectus describes the instruments that the Funds may use and the way the Funds may use the instruments for hedging purposes.

    Each of these Funds (other than the Oregon Tax-Free Fund) may invest up to 10% of its total assets in premiums on put and call options, both exchange-traded and over-the-counter, and write call options on securities the Fund owns or has a right to acquire. Each of these Funds may also purchase options on securities indices, foreign currencies, and futures contracts. Besides exercising its option or permitting the option to expire, prior to expiration of the option, a Fund may sell the option in a closing transaction. Other than the Special Fund, the Funds may only write call options that are covered. A call option is covered if written on a security a Fund already owns.

    The Special, Small Cap, Real Estate, Equity, Asset Allocation, Oregon Tax-Free and Income Funds may invest in interest rate futures contracts and the Special, Small Cap, Real Estate, Equity and Asset Allocation may invest in stock index futures provided that the aggregate initial margin of all futures contracts in which the Fund invests shall not exceed 10% of the total assets of the Fund after taking into account unrealized profits and unrealized losses on any such transactions it has entered into. Upon entering into a futures contract, the Fund will set aside liquid assets, such as cash, U.S. Government securities, or other high grade debt obligations in a segregated account with the Fund's custodian to secure its potential obligation under such contract.

    The principal risks of options and futures transactions are: (a) imperfect correlation between movements in the prices of options or futures contracts and movements in the prices of the securities hedged or used for cover; (b) lack of assurance that a liquid secondary market will exist for any particular option or futures contract at any particular time; (c) the need for additional skills and techniques beyond those required for normal portfolio management; (d) losses on futures contracts, which may be unlimited, from market movements not anticipated by the Adviser; (e) possible need to defer closing out certain options or future contracts in order to continue to qualify for beneficial tax treatment afforded "regulated investment companies"under the Internal Revenue Code of 1986, as amended (the "Code"). For a further discussion of put and call options and futures contracts, see the Statement of Additional Information.

    FIXED INCOME SECURITIES. Each of the Special, Small Cap, Equity, Asset Allocation, Income, and U.S. Government Income Funds may invest up to 20% of its total assets in fixed income securities, including convertible securities, that are either unrated or rated below the fourth highest category by Moody's or S&P, although not more than 5% of the Fund's total assets may be invested in fixed income securities that are unrated. The Oregon Tax-Free Fund may invest an unlimited amount in unrated fixed income securities, provided the Adviser believes such securities to be comparable in quality to investment-grade securities (securities rated in the fourth highest category or better by Moody's or S&P). Securities rated below the fourth highest category are commonly referred to as "junk bonds." Such securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Investment in such securities normally involves a greater degree of investment and credit risk than does investment in a high-rated security. In addition, the market for such securities is usually less broad than the market for higher-rated securities, which could affect their marketability. The market prices of such securities may fluctuate more than the market prices of higher-rated securities in response to changes in interest rates and economic conditions. Moreover, with such securities, there is a greater possibility that an adverse change in the financial condition of the issuer, particularly a highly leveraged issuer, may affect its ability to make payments of principal and interest.


    INVESTMENT IN REITS. Each of the Special, Small Cap, Real Estate, Equity and Asset Allocation Funds may invest in real estate investment trusts ("REITs"). For the Special, Small Cap, Equity and Asset Allocation Funds, such investment may not exceed 25% of the Fund's total assets. The Real Estate Fund may invest without limitation in shares of REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. For federal income tax purposes, REITs qualify for beneficial tax treatment by distributing 95% of their taxable income. If a REIT is unable to qualify for such beneficial tax treatment, it would be taxed as a corporation and distributions to its shareholders would therefore be reduced.

    Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. All REITs are dependent upon management skills, are not diversified, and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act.


    INVESTMENTS IN REAL ESTATE EQUITY SECURITIES. The Real Estate Fund does not invest directly in real estate, but does invest primarily in Real Estate Equity Securities. Therefore, an investment in the Fund may be subject to certain risks associated with the direct ownership of real estate. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding, extended vacancies of properties; increases in competition; property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from environmental problems; casualty or condemnation losses, uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.


    REPURCHASE AGREEMENTS. Each of the Funds may engage in repurchase agreements. Repurchase agreements are agreements under which a person purchases a security and simultaneously commits to resell that security to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest that is unrelated to the coupon rate or maturity of the purchased security. A Fund will engage in repurchase agreements only with banks or broker-dealers whose obligations would qualify for direct purchase by that Fund. A repurchase agreement involves the obligation of the seller to pay an agreed-upon price, which obligation is, in effect, secured by the value of the underlying security. All repurchase agreements are fully collateralized and marked to market daily, and may therefore be viewed by the SEC or the courts as loans collateralized by the underlying security. There are some risks associated with repurchase agreements. For instance, in the case of default by the seller, a Fund could incur a loss or, if bankruptcy proceedings are commenced against the seller, the Fund could incur costs and delays in realizing upon the collateral.

    MORTGAGE-BACKED SECURITIES. The Real Estate, Asset Allocation and Income Funds may invest in mortgage pass-through certificates and multiple-class pass-through securities, such as Collateralized Mortgage Obligations ("CMOs") and Stripped Mortgage Back Securities ("SMBS"), and other types of mortgage-backed securities that may be available in the future (collectively, "Mortgage-Backed Securities").

    Mortgage pass-through securities represent participation interests in pools of mortgage loans secured by residential or commercial real property in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities).

    Payment of principal and interest on some mortgage pass-through securities, but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA); or guaranteed by the agency or instrumentality of the U.S. Government issuing the security (in the case of securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agencies' obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

    CMOs are hybrid mortgage related instruments. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class and investors holding the longer maturity classes receive principal only after the first class has been retired. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Fund, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying the Fund's diversification test.

    SMBS are derivative multiple-class mortgage-backed securities usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In the most extreme case, one class will receive all of the interest (the "interest only" class), while the other class will receive all of the principal (the "principal only" class).

    Investing in Mortgage-Backed Securities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. These risks include the failure of a counter-party to meet its commitments, adverse interest rate changes and the effects of prepayment on mortgage cash flows. In addition, investing in the lowest tranche of CMOs involves risks similar to those associated with investing in equity securities.

    Further, the yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

    If the Mortgage-Backed Security is a fixed-income security, when interest rates decline, the value of an investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of an investment in fixed rate obligations can be expected to decline. In contrast, if the Mortgage-Backed Security represents an interest in a pool of loans with adjustable interest rates, as interest rates on adjustable rate mortgage loans are reset periodically, yields on investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

    If a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors, and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment, and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, the Fund may fail to recoup fully its investment in Mortgage-Backed Securities, notwithstanding any direct or indirect governmental or agency guarantee. When the Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities.

Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

    SHORT SALES. The Special Fund intends from time to time to sell securities short. A short sale is effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in the hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Special Fund must borrow the security. The Fund is then obligated to return the security to the lender, and therefore it must subsequently purchase the same security.

    When the Special Fund makes a short sale, it must leave the proceeds from the short sale with the broker, and it must deposit with the broker a certain amount of cash or government securities to collateralize its obligation to replace the borrowed securities which have been sold. In addition, the Fund must put in a segregated account (with the Fund's custodian) an amount of cash or U.S. Government securities equal to the difference between the market value of the securities sold short at the time they were sold short and any cash or government securities deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). Furthermore, until the Fund replaces the borrowed security, it must daily maintain the segregated account at a level so that (1) the amount deposited in it plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short, and (2) the amount deposited in it plus the amount deposited with the broker (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short. As a result of these requirements, the Special Fund will not gain any leverage merely by selling short, except to the extent that it earns interest on the immobilized cash or government securities while also being subject to the possibility of gain or loss from the securities sold short. The amount of the Fund's net assets that will at any time be in the type of deposits described above (that is, collateral deposits or segregated accounts) will not exceed 25%. These deposits do not have the effect of limiting the amount of money that the Fund may lose on a short sale, as the Fund's possible losses may exceed the total amount of deposits.

    The Special Fund will realize a gain if the price of a security declines between the date of the short sale and the date on which the Fund purchases a security to replace the borrowed security. On the other hand, the Special Fund will incur a loss if the price of the security increases between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest that the Fund may be required to pay in connection with a short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that the former may be limitless, while the latter cannot exceed the total amount of the Fund's investment in the security. For example, if the Fund purchases a $10 security, potential loss is limited to $10. However, if the Fund sells a $10 security short, it may have to purchase the security for return to the lender when the market value of that security is $50, thereby incurring a loss of $40.

    The Special, Small Cap, Real Estate, Equity, and Asset Allocation Fund may also engage in short sales "against the box." While a short sale is made by selling a security the Fund does not own, a short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.

    MUNICIPAL SECURITIES. Because the Oregon Tax-Free Fund intends to focus its investments in Oregon municipal securities, the Fund and the value of its shares will be significantly affected by any economic, political, or regulatory developments that affect the ability of Oregon issuers to pay interest or repay principal on their obligations.

    Certain municipal securities purchased by the Oregon Tax-Free Fund from Oregon issuers may rely in whole or in part on ad valorem real property taxes as a source of revenue for the payment of principal and interest. There are constitutional and statutory limitations on the issuance of securities payable from tax revenues. In 1990, a voter initiative in Oregon was passed which restricts the ability of taxing entities to increase real property taxes by placing a limit on the property tax rate. This initiative did, however, exempt from the property tax rate limit assessments to pay bonded indebtedness. However, implementation of this limit has adversely affected the property tax revenues of certain issuers of Oregon municipal securities.


    NONDIVERSIFIED PORTFOLIO; TRADING MARKET FOR PORTFOLIO SECURITIES. The Oregon Tax-Free Fund is a nondiversified investment company, meaning that it is not subject to the provisions of the 1940 Act with respect to diversification of its investments. However, as a matter of fundamental policy, the Fund will not
(1) invest more than 25% of its total assets in the securities of any one issuer, or (2) with respect to at least 50% of its total assets, invest in individual issuers (excluding United States Government securities) in which it has invested 5% of the value of its total assets. For purposes of these limitations, each governmental subdivision (i.e., state, territory or possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities or similar entities) will be considered a separate issuer if its assets and revenues are separate from those of the government body creating it and if the securities are backed only by its own assets and revenues. In the case of a private activity bond, if the security is backed only by the assets and revenues of a nongovernmental user, then such nongovernmental user will be deemed to be the sole issuer. However, if a private activity bond or governmental issue is guaranteed by a governmental or some other entity, such guarantee will be considered a separate security issued by the guarantor as well as the nongovernmental user, subject to limited exclusions allowed by the 1940 Act.

    Because the Fund's "nondiversified status" permits the investment of a greater portion of the Fund's assets in the securities of individual issuers than would be permissible under a "diversified status," the Fund's shareholders are considered to be subject to a greater degree of risk. The Fund reserves the right to operate as a diversified investment company if such a course appears desirable in the opinion of the Board of Directors; in that event, 75% of the Fund's total assets would have to be invested in securities issued by entities in which the Fund had not invested 5% or more of its total assets.

    With the exception of general obligation securities issued by the State of Oregon, most issues of municipal securities in Oregon are relatively small in size. Due to the small size of some issues, only a limited trading market in the securities develops following their issuance. When there is only a limited trading market for a particular security, a small change in the supply of or demand for that security can result in a relatively large change in the market price of the security. If the Oregon Tax-Free Fund is required to sell portfolio securities for which there is only a limited trading market, the market value of such securities (and of securities which are part of the same issue which are retained in the Fund's portfolio) could be adversely affected, which could result in a decrease in the net asset value of the Fund's shares. In order to enhance the liquidity of the Fund's portfolio, a portion of its assets will be maintained in general obligation securities of the state of Oregon and in other issues for which an active trading market is expected to be maintained. The Fund expects that approximately 25% of its net assets will normally be invested in general obligation securities of the state of Oregon. A portion of the Oregon Tax-Free Fund's assets may also be invested, on a temporary basis, in assets other than municipal securities in order to increase the liquidity of the Fund's portfolio. However, there is no assurance that these strategies will completely eliminate the risks associated with investing in municipal securities for which only a limited trading market exists.

    WHEN ISSUED AND/OR DELAYED DELIVERY. Each of the Funds may purchase and sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold by the Fund, with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Such securities are subject to market fluctuations, and no interest accrues to a Fund until the time of delivery. The value of the securities may be less at the time of delivery than the value of the securities when the commitment was made. When a Fund engages in when-issued and delayed-delivery transactions, it relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. To the extent any Fund engages in when-issued and delayed-delivery transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objective and policies, and not for the purpose of investment leverage. No Fund may commit more than 25% of its total assets to the purchase of when-issued and delayed-delivery securities. A separate account of liquid assets consisting of cash, U.S. Government securities or other high grade debt obligations equal to the value of any purchase commitment of a Fund shall be maintained by the Fund's custodian until payment is made.

    ILLIQUID SECURITIES. The Funds may invest in illiquid securities, which may be difficult to sell promptly at an acceptable price. This difficulty may result in a loss or be costly to a Fund.

    INTEREST RATES. Each Fund may invest in debt securities. The market value of debt securities that are sensitive to prevailing interest rates is inversely related to actual changes in interest rates. That is, an interest rate decline produces an increase in a security's market value and an interest rate increase produces a decrease in value. The longer the remaining maturity of a security, the greater the effect of an interest rate change. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities.

    U.S. GOVERNMENT SECURITIES. Although U.S. Government securities and high-quality debt securities are issued or guaranteed by the U.S. Treasury or an agency or instrumentality of the U.S. Government, not all U.S. Government securities are backed by the full faith and credit of the United States. For example, securities issued by the General Farm Credit Bank or by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. On the other hand, securities issued by the Student Loan Marketing Association are supported only by the credit of the instrumentality.

    LIMITED OPERATING HISTORY OF FUND. The Small Cap Fund commenced operations on February 16, 1996 and the Real Estate Fund commenced operations April 4, 1994 and thus have limited operating histories.

    SMALL COMPANIES. Both the Special and Small Cap Fund intend to invest in small market capitalization companies. Investing in such securities may involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because small-sized companies normally have fewer outstanding shares than larger companies, it may be difficult for a Fund to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. In addition, small companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established companies.

    LENDING OF PORTFOLIO SECURITIES. The Funds may loan portfolio securities to broker-dealers or other institutional investors if at least 100% cash (or cash equivalent) collateral is pledged and maintained by the borrower. The Funds believe that the cash collateral minimizes the risk of lending their portfolio securities. Such loans of portfolio securities may not be made if the aggregate of such loans would exceed 20% (10% in the case of the Oregon Tax-Free Fund) of the value of a Fund's total assets. If the borrower defaults, there may be delays in recovery of loaned securities or even a loss of the securities loaned, in which case the Fund would pursue the cash (or cash equivalent) collateral. While there is some risk in loaning portfolio securities, loans will be made only to firms or broker-dealers deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. For additional disclosure, see "INVESTMENT RESTRICTIONS--LOANS OF PORTFOLIO SECURITIES" in the Statement of Additional Information.

    PORTFOLIO TURNOVER. The Funds generally do not trade in securities with the goal of obtaining short-term profits, but when circumstances warrant, securities will be sold without regard to the length of time the security has been held. A higher portfolio turnover rate may involve correspondingly greater transaction costs, which will be borne directly by the Funds, as well as additional realized gains and/or losses to shareholders. See "ALLOCATION OF BROKERAGE," and "TAXES" in the Prospectus. The annual portfolio turnover rate of the Funds may at times exceed 100%. The portfolio turnover rates are shown in the Condensed Financial Information section of this Prospectus.

    TEMPORARY DEFENSIVE INVESTMENTS. For temporary defensive purposes, the Special, Small Cap, Real Estate, Equity and Asset Allocation Funds may invest up to 100% of their assets in fixed income securities, cash and cash equivalents. The fixed income securities in which each Fund will invest in such a situation shall consist of corporate debt securities (bonds, debentures and notes), asset-backed securities, bank obligations, collateralized bonds, loan and mortgage obligations, commercial paper, preferred stocks, repurchase agreements, savings and loan obligations, and U.S. Government and agency obligations. The fixed income securities will be rated investment grade or higher (BBB by S&P and Baa by Moody's) and will have maturities of three years or less. When the Fund assumes a temporary defensive position, it may not be investing in securities designed to achieve its investment objective.

                     --------------------------------------

                            MANAGEMENT OF THE FUNDS
                       ----------------------------------

    The Funds (other than the Special Fund) are managed by the Trust's Board of Trustees, and all powers and authorities are exercised by or under the direction of the Board of Trustees. The Special Fund is managed by its Board of Directors, and all powers and authorities are exercised by or under the direction of the Board of Directors.

    ADVISER. Subject to the policies of, review by, and overall control of the Board of Trustees of the Trust, and the Board of Directors of the Special Fund, the Adviser has been retained by each Fund to act as its manager and investment adviser pursuant to investment advisory agreements.

    The Adviser was incorporated in 1980 and has been engaged in the business of providing investment advice since July 1, 1980 to individual and institutional accounts, such as corporate pension and profit sharing plans, as well as mutual funds. The Adviser currently has over $4 billion in assets under management. The address of the Adviser is 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204.

    James E. Crabbe and Richard S. Huson are controlling shareholders of the Adviser. In addition, together they own 100% of the stock of the Distributor for the Funds. Mr. Crabbe and Mr. Huson are primarily responsible for the day-to-day management of the Adviser. Mr. Crabbe is President and a Director of the Adviser and Mr. Huson is Vice President, Secretary and a Director.

    Each Fund pays the Adviser a fee for its services that accrues daily and is payable bi-monthly. Fees are based on a percentage of the average daily net assets of each Fund, as set forth below:

                                  SPECIAL FUND
                                 SMALL CAP FUND
                                REAL ESTATE FUND
                                  EQUITY FUND
                             ASSET ALLOCATION FUND

NET ASSET VALUE                                       ANNUAL RATE
--------------------------------------------------  ---------------
First $100 million................................          1.00%
Next $400 million.................................          0.85%
Amounts over $500 million.........................          0.60%

                            INCOME FUND

NET ASSET VALUE                                       ANNUAL RATE
--------------------------------------------------  ---------------
First $100 million................................          0.75%
Next $400 million.................................          0.60%
Amounts over $500 million.........................          0.50%

                       OREGON TAX-FREE FUND
                    U.S. GOVERNMENT INCOME FUND
                 U.S. GOVERNMENT MONEY MARKET FUND

First $100 million................................          0.50%
Next $400 million.................................          0.45%
Amounts over $500 million.........................          0.40%

    Fees paid by the Special, Small Cap, Real Estate, Equity, Asset Allocation and Income Funds are higher than those paid by most other mutual funds, although the fees paid by these Funds are comparable to mutual funds with similar objectives and policies. From time to time, the Adviser may voluntarily waive all or a portion of its management fee and/or reimburse a Fund for certain expenses without further notification of the commencement or termination of such waiver or reimbursement. Any such waiver or reimbursement will temporarily lower a Fund's overall expense ratio and increase a Fund's overall return to investors. Additionally, many states require that mutual funds meet certain expense limitations. The Funds, their Adviser, Distributor, and Transfer Agent intend to qualify, meet, or conform to any individual state requirements while the Funds are registered in that state.

    The Real Estate Fund has entered into a Subadvisory Agreement with the Adviser and Aldrich, Eastman & Waltch, L.P. ("AEW"). Pursuant to the Subadvisory Agreement, AEW is responsible for the day-to-day investment management of the Real Estate Fund, subject to the overall supervision of the Adviser and the Board of Trustees.

    AEW is a registered investment adviser founded in 1981. AEW is dedicated to managing real estate investment portfolios for institutional investors. AEW currently manages approximately $4.4 billion in assets.

    The general partner of AEW is AEW Holdings L.P. ("AEW Holdings"). The general partner of AEW Holdings is Aldrich, Eastman & Waltch, Inc. ("AEW INC"). The Shareholders of AEW INC include certain current and former executive employees of AEW. AEW's business address is 225 Franklin Street, Boston, MA 02110-2803.

    As compensation for its services, the Adviser will pay to AEW, at the end of each calendar month, a annualized fee equal to the greater of (a) 37.5% of one percent of the average daily net asset value of the Fund (the "ADNAV") up to the first $100 million of net asset value, 31.88% of one percent of the ADNAV for the next $400 million of net asset value, and 22.5% of one percent of the ADNAV for amounts in excess of $500 million of net asset value, or (b) 50% of the actual fees paid by the Fund to the Adviser. The fee paid by the Adviser will not increase any of the fees incurred by the Fund.

    The Funds' Distributor pays the marketing expenses of the Funds. A certain portion of these expenses may be borne by the Funds under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. See "DISTRIBUTION EXPENSES" in this Prospectus. The Funds bear all other expenses incurred in their operation as they are incurred, other than those assumed by the Adviser or Distributor.

    Management of the Special and Small Cap Fund portfolios is handled on a day-to-day basis by a team consisting of Mr. Crabbe and John W. Johnson. Mr. Crabbe is coordinator of the team. Mr. Crabbe has served in various management positions with the Adviser since 1980 and has managed the Special Fund's portfolio since January 1, 1990. Prior to joining the Adviser, Mr. Johnson was a private investment banker from November, 1991 to May, 1995. Between August, 1988 and November, 1991, Mr. Johnson was Director of Equity Investments for Kennedy Associates.


    Management of the Real Estate Fund is handled on a day to day basis by Jay Willoughby, who is currently a Director and real estate securities portfolio manager for AEW. Prior to joining AEW in January, 1995, Mr. Willoughby was a portfolio manager for the Adviser.


    The Oregon Tax-Free, Income, U.S. Government Income and U.S. Government Money Market Funds are managed on a day to day basis by a team consisting of Mr. Huson and Garth R. Nisbet. Mr. Huson is coordinator of the team. Mr. Huson has served in various management positions with the Adviser since 1980. Mr. Nisbet joined the Adviser in April, 1995. Between February, 1993 and March, 1995 Mr. Nisbet worked for Capital Consultants, Inc. as a portfolio manager of its fixed income portfolio. Prior to joining Capital Consultants, Inc., Mr. Nisbet was a Vice President and the fixed income portfolio manager at Lincoln National Investment Management.

    The portfolios of the Equity and Asset Allocation Funds are managed on a day-to-day basis by a team consisting of John E. Maack, Jr., Marian L. Kessler, Robert E. Anton, Mr. Nisbet and Mr. Huson. Mr. Huson is coordinator of the team. Mr. Maack has been employed as a portfolio manager and securities analyst by the Adviser since 1988. Ms. Kessler joined the Adviser in August, 1995. From September, 1993 until July, 1995, Ms. Kessler was a portfolio manager with Safeco Asset Management. Between August, 1986 and June, 1993, Ms. Kessler was an equity analyst for IDS Financial Services. Mr. Anton joined the Adviser in June, 1995. Prior to joining the Adviser, Mr. Anton served 17 years as Chief Investment Officer, portfolio manager at Financial Aims Corporation.

    ADMINISTRATORS. The Funds have retained State Street Bank and Trust Company ("State Street") to provide administrative services to the Funds. Such services relate to administration, operations and compliance. For such services, the Funds have agreed to pay State Street a fee based on the total assets of the Funds managed by the Adviser. The fee shall be as follows: first $500 million managed by Adviser--.06%; next $500 million--.03%; thereafter--.01%. Each Fund pays its pro rata share of such fee.

    CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND SHAREHOLDER SERVICING. Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, acts as Custodian of the cash and securities of each Fund.

    State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, 800-541-9732, acts as Transfer Agent and Dividend Disbursing Agent for the Fund. The Transfer Agent uses Boston Financial Data Services, a 50% owned subsidiary, as its servicing agent in carrying out the Transfer Agent's responsibilities to the Fund and accounting agent.


    The Funds and Crabbe Huson Securities, Inc., the Funds Distributor, have also entered into agreements with various Financial Intermediaries, whereby the Financial Intermediary agrees to perform various sub-transfer agency services, subaccounting services and administrative services for their clients and customers who may be deemed to be beneficial owners of the Funds' shares. The Financial Intermediaries may also perform ongoing servicing and maintenance tasks. Fees paid by a Fund vary depending upon the level of services provided.


    DISTRIBUTOR. The class of shares of each Fund sold pursuant to this Prospectus has adopted a distribution plan pursuant to rule 12b-1 under the 1940 Act (the "Plan"). Under the Plan, the Distributor is entitled to reimbursement for its actual expenses incurred in the distribution and promotion of the shares of each Fund. Total reimbursement by the Fund to the Distributor pursuant to the Plan may not exceed an annual rate of .25% of such class average daily net assets. These expenses include, but are not limited to, expenses incurred in the printing of the Funds' prospectuses and statements of additional information for persons other than then-current shareholders, expenses related to preparation and printing of sales literature, and other distribution-related expenses. A portion of the expenses reimbursed and paid to the Distributor will be paid by the Distributor on a quarterly basis to broker-dealers, financial institutions, depository institutions, retirement plans, and financial intermediaries (collectively, "Financial Intermediaries") that have entered into sales agreements with the Distributor to actively promote the sale of the shares, and may be paid to investment executives of the Distributor. Each Fund will participate in joint distribution activities with other funds managed by the Adviser. Distribution expenses that are not allocable to a specific Fund are allocated to a fund on the basis of their respective net assets.

    In the event distribution expenses for any Fund in any one year exceed the maximum reimbursable under the Plan, such expenses may not be carried forward to the following year. The Funds will not be charged for any financing charges on any unreimbursed expenses payable pursuant to the Plan.

    The Adviser may, at its own expense, make payments from its management fee revenue, past profits, or other resources to Financial Intermediaries who promote the sale of the Funds' shares.

                     --------------------------------------

                                CONTROL PERSONS
                       ----------------------------------


    On or about September 30, 1996, the Equity Fund, Asset Allocation Fund, Real Estate Investment Fund, Tax-Free Fund, Income Fund, U.S. Government Income Fund and the U.S. Government Money Market Fund (the "Reorganized Funds") intend to complete a reorganization with the Crabbe Huson Equity Fund, Inc., The Crabbe Huson Asset Allocation Fund, Inc., The Crabbe Huson Real Estate Investment Trust Fund, Inc. The Oregon Municipal Bond Fund, Inc., the Crabbe Huson Income Fund, Inc., the Crabbe Huson U.S. Government Income Fund, Inc., the Crabbe Huson U.S. goverment Money Market Fund, Inc. (the "Corporate Funds"), in which each of the Corporate Funds will become a separate series of the Trust. As of September 20, 1996, the only shareholders in each of the Reorganized Funds is the Corresponding Corporate Fund. Upon completion of the reorganization, however, all the shareholders in the Corporate Funds will become shareholders in the corresponding Reorganized Fund. Therefore, for purposes herein, shareholdings for each of the Reorganized Funds will be given by reference to the shareholdings of its corresponding Corporate Fund. As of September 20, 1996, Charles Schwab & Co., Inc. owned 30.03% of the Special Fund and 25.80% of the Equity Fund. Enele Co. owned 33.93% of the U.S. Government Income Fund, 33.44% of the Real Estate Investment Fund and 29.33% of the Small Cap Fund. No person owned, directly or indirectly, 25% or more of the outstanding shares of any other Corporate Fund or Funds. Enele Co. and Charles Schwab & Co., Inc. hold these shares as nominees for independent investors. These independent investors, who are the beneficial owners of the shares, exercise complete voting control over the shares. The Corporate Funds and the Funds have no record concerning the actual beneficial share ownership of these shares.

                     --------------------------------------

                                NET ASSET VALUE
                       ----------------------------------

    The net asset value ("NAV") of a share is determined as of 4 p.m. Eastern Time, or the close of the NYSE, whichever is earlier, on each day during which securities are traded on the NYSE. A class's NAV is the value of a single share. The value of a single share of a class is computed by adding that class's pro rata share of the value of the applicable Fund's investments, cash and other assets, subtracting that class's pro rata share of the value of the applicable Fund's liabilities, subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class that are outstanding.

    Each Fund's assets are valued on the basis of market quotations, if available. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Board of Trustees believes accurately reflects fair value.

    The U.S. Government Money Market Fund will value its assets using the amortized cost method by adjusting the cost of each debt security for amortization of discount or premium and accrued interest (unless unusual circumstances indicate that another method of determining fair value should be considered by the Trustees.) The Trustees have established procedures designed to stabilize, to the extent reasonably possible, the net asset value of the shares of the U.S. Government Money Market Fund at one dollar per share. There is no assurance that the Fund will be able to maintain a constant one dollar per share value. See "U.S. GOVERNMENT MONEY MARKET FUND" in the Statement of Conditional Information.

                     --------------------------------------

                            PERFORMANCE COMPARISONS
                       ----------------------------------

    The Funds may compare their performance to other mutual funds with similar investment objectives and to the mutual fund industry as a whole, as quoted by ranking services and publications of general interest. For example, these services or publications may include Lipper Analytical Services, Inc., Schabacker's Total Investment Service, CDA Technologies, SEI, Frank Russell Trust, BARRON'S BUSINESS WEEK, CHANGING TIMES, THE FINANCIAL TIMES, FINANCIAL WORLD, FORBES, INVESTOR'S DAILY, MONEY, MORNINGSTAR MUTUAL FUNDS, PERSONAL INVESTOR, THE ECONOMIST, THE WALL STREET JOURNAL, INDIVIDUAL INVESTOR, LOUIS RUKEYSER'S

WALL STREET, FINANCIAL WORLD, and USA TODAY. These ranking services and publications rank the performance of the Funds against all other funds over specified periods and against funds in specified categories. The Funds may also either include presentations of, or may compare their performance or the performance of the Funds' Adviser to a recognized stock or bond index, including the Standard & Poor's 500, Standard & Poor's Mid-Cap 400 Index, Value Line Composite Index, Dow Jones Industrial Average, NASDAQ/OTC Price Index, Russell 2000 Index, Wilshire 5000 Equity Index, Morgan Stanley REIT Index, the Lehman Brothers Government/Corporate Bond Index and Salomon Bond indices. The comparative material found in advertisements, sales literature, or in reports to shareholders may contain past or present performance ratings. This is not to be considered representative or indicative of future results or future performance.

    The Funds may also compare their performance to other income-producing securities such as (i) money market funds; (ii) various bank products (based on average rates of bank and thrift institution certificates of deposit, money market deposit accounts, and NOW accounts as reported by the Bank Rate Monitor and other financial reporting services, including newspapers); and (iii) U.S. treasury bills or notes.

    The performance of a specific Fund will be calculated as required by the rules of the SEC. Current yield for the U.S. Government Money Market Fund is calculated by dividing the net change in the value of an account of one share during an identified seven-calendar day period by the value of the one share account at the beginning of the same period and multiplying that base return by 365/7. Current yield for the Real Estate, Income, U.S. Government Income and Oregon Tax-Free Funds is calculated by dividing the net investment income per share earned during an identified 30-day period by the maximum offering price per share on the last day of the same period. The Funds may also publish average annual total return quotations for recent one, five and ten-year periods and will, at times, graphically portray the redeemable value of an initial investment over an established period of time. These standardized calculations do not reflect the impact of federal or state income taxes. Such performance data will include the effect of any sales or distribution charges.

    The yields of each of the Funds are not fixed and will fluctuate. The principal value of an investment in each Fund (except, under normal circumstances, the U.S. Government Money Market Fund) at redemption may be more or less than its original cost. In addition, investments in the Funds are not insured and an investor's yield is not guaranteed.

    The Fund's investment results will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and operating expenses of the Fund. These factors and possible differences in the methods used in calculating investment results should be considered when comparing performance information regarding the Fund to information published for other investment companies and other investment vehicles. You should also consider return quotations relative to changes in the value of the Fund's shares and the risks associated with the Fund's investment objectives and policies. At any time in the future, return quotations may be higher or lower than past return quotations, and there may be no assurance that any historical return-quotation will continue in the future.

    For more information about the calculation methods used to compute the Fund's investment results, see "YIELD AND PERFORMANCE" in the Statement of Additional Information. The annual report for the Funds contains information about the performance of the Funds, and is available upon request, without charge, by calling Investor Services at (800) 541-9732.

                     --------------------------------------

                            ALLOCATION OF BROKERAGE
                       ----------------------------------


    The Adviser is responsible for the overall management of the portfolio of each Fund and determines which brokers will execute the purchase and sale of the portfolio securities. The Adviser's foremost objective is to place orders so as to achieve prompt execution at the most favorable price. However, the Adviser is authorized, in recognition of the value of brokerage and research services provided, to pay commissions to a broker in excess of the amounts which another broker might have charged for effecting the same transaction. The Adviser may also execute Fund portfolio transactions with broker-dealers that provide services to the Funds pursuant to a written agreement. Under these arrangements, participating Funds direct the Adviser to execute a portion of the Funds transactions to a broker-dealer in return for a credit which represents a percentage of the total commissions generated through the broker dealer. The Fund uses the credit to reduce transfer agent, custodian, shareholder servicing and other expenses of the Fund. Provided the Funds receive prompt execution at competitive prices, the Adviser may execute portfolio transactions through broker-dealers who also sell the Funds' shares. Additional information about portfolio brokerage is included in the Statement of Additional Information.


                     --------------------------------------

                               CAPITAL STRUCTURE
                       ----------------------------------


    Beneficial interests in the Trust are divided into shares, all without par value. The shares may be divided in separate series, with each series representing investments in a particular portfolio and sub-series (classes) of each series, all at the discretion of the Board of Trustees. Shareholders of each of the Funds are entitled to one vote for each dollar of net asset value held. Shareholders shall have the power to vote only on the following matters: (1) the election of the initial trustees of the Trust, the removal of trustees, and to the extent required by the 1940 Act, the subsequent election of any trustee to fill any vacancy (although trustees may be elected to fill vacancies or be removed by the Board of Trustees without a vote of Shareholders, subject to certain restrictions in the 1940 Act); (2) any contract entered into by the Trust to the extent Shareholders' approval is required by the 1940 Act; (3) with respect to any termination or reorganization of the Trust or any series thereof to the extent and as provided in the Declaration of Trust; (4) with respect to any amendment of the Declaration of Trust that adversely affects the rights of the shareholder; (5) with respect to derivative actions whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or any series of the Trust or the Trust shareholders; (6) an amendment of the Fund's Fundamental Policies as set forth in the Trust's By-laws; and (7) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, the Declaration of Trust, the By-laws of the Trust, any registration of the Trust with the SEC (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Separate votes are taken by each class of shares, fund or trust, if a matter affects that class of shares, the Fund or the Trust, respectively. Shares issued are fully paid and nonassessable and have no preemptive or conversion rights. Each share is entitled to participate equally in dividends and distributions declared by its respective Fund and in the net assets of that Fund upon liquidation or dissolution after satisfaction of outstanding liabilities. Amendment to the Declaration of Trust may be made upon approval by shareholders holding the lesser of (i) 67% or more of the shares entitled to vote on the matter, present in person at the meeting or represented by proxy, if holders of more than 50% of the shares entitled to vote on the matter are present, in person or by proxy, or (ii) a majority of the shares issued and outstanding.


    The Special Fund has an authorized capital of 100 million shares of common stock. All shares of the Special Fund are of the same class, although for purposes of this Prospectus shares offered by the Special Fund are referred to as Primary Class shares. Shareholders of the Special Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders of the Special Fund vote on the election of directors and any other matter submitted to a shareholder vote. Shares issued are fully paid and nonassessable, and have no preemptive or conversion rights. Each share is entitled to participate equally in dividends and distributions declared, and in the net assets upon liquidation or dissolution, after satisfaction of outstanding liabilities.

                     --------------------------------------

                                     YIELD
                       ----------------------------------

    The SEC has imposed a number of rules and policies regarding the calculation of yield. The Fund intends to continually comply with these rules and policies in their quotation of yield. For an explanation of the method of yield calculation, see "CALCULATION OF PERFORMANCE DATA" in the Statement of Additional Information.

                     --------------------------------------

                               INVESTOR SERVICES
                       ----------------------------------

INFORMATION YOU NEED TO KNOW TO PURCHASE, REDEEM OR EXCHANGE SHARES

Investor Services Telephone:    (800)
                                541-9732
                                Mail:          Crabbe Huson Funds
                                               P.O. Box 8413
                                               Boston, MA 02266-8413

Crabbe Huson "Instant Access":  (800)
                                235-2442
                                Express Mail:  Crabbe Huson Funds
                                               Two Heritage Drive
                                               Quincy, MA 02171

                                Internet:  http://www.contrarian.com

    The Fund's shares are offered to the public with no sales load. Crabbe Huson Securities, Inc. (the "Distributor"), Portland, Oregon, an affiliate of the Adviser and a corporation organized under the laws of Oregon, is the distributor of the Fund's shares. The shares are offered by the Distributor directly to the public or through Financial Intermediaries who have entered into sales agreements with the Distributor.

    If there is no account application accompanying this Prospectus, you may obtain one by calling your Financial Intermediary or by calling Investor Services. If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact Investor Services for more information on retirement accounts.

TYPES OF ACCOUNTS AVAILABLE:

    -  Individual, Joint Tenants, Tenants in Common

    -  Trusts

    -  Businesses or Organizations (corporations, partnerships or other groups)

    -  Gifts or Transfers to Minors

    - Retirement Accounts (Individual Retirement Accounts (IRA), Spousal IRA, Simplified Employee Pension

    - IRA (SEP-IRA), Salary Reduction-SEP IRA (SAR-SEPIRA) or 403(b) Tax Sheltered Accounts)

    - Others (contact Investor Services for information regarding other accounts)

    Retirement accounts are not available to those investing in the Oregon Tax-Free Fund. Note, if you are considering adopting any type of retirement plan, you should consult with your own legal or tax adviser, with respect to the establishment and maintenance of such a plan.


    MINIMUM INVESTMENTS. The minimum investment in any Fund is $2,000. Additional Investments in any Fund must be in amounts of at least $500, unless you are enrolled in the Invest-O-Matic program described below in "SPECIAL SERVICES." Investments as small as $100 can be accepted from investors participating in the Invest-O-Matic program. The Adviser, in its sole discretion, may waive any minimum purchase requirements. The Funds reserve the right to vary the initial and subsequent investment minimums at any time. The Funds will provide you with written notice of any such change.


                     --------------------------------------

                                HOW TO PURCHASE
                                  YOUR SHARES
                       ----------------------------------

HOW TO OPEN AN ACCOUNT:

-          Mail:           Complete and sign the account application,
                           indicating the Fund, class and dollar amount
                           you want to invest. Mail or express mail your
                           check with your completed application to the
                           appropriate address listed above under
                           "INFORMATION YOU NEED TO KNOW TO PURCHASE,
                           REDEEM OR EXCHANGE SHARES."

-          Exchange:       You may exchange your shares for shares of
                           another Crabbe Huson Fund, provided the
                           dollar value of the shares you desire to
                           exchange meet the minimum investment
                           requirement of the new Fund. Call Investor
                           Services for more information about this
                           option.

-          Financial
           Intermediaries: You may purchase shares in a Fund by
                           contacting your Financial Intermediary. See
                           "WHAT YOU SHOULD KNOW ABOUT BUYING SHARES
                           THROUGH A FINANCIAL INTERMEDIARY."

HOW TO PURCHASE ADDITIONAL SHARES:


-          Mail:           Detach and complete the stub attached to your
                           statement. Make a check payable to Crabbe
                           Huson Funds, write your shareholder account
                           number on your check, and include your
                           investment stub(s) or a note designating how
                           the amount of your check is to be invested by
                           Fund and class. Mail or express mail the
                           above to the appropriate address listed above
                           under "INFORMATION YOU NEED TO KNOW TO PUR-
                           CHASE, REDEEM OR EXCHANGE SHARES."

-          Telephone:      As an existing shareholder, you may purchase
                           additional shares by calling (800) 235-2442
                           and using the Funds' Crabbe Huson "Instant
                           Access" System. See "Special Investor
                           Services--Crabbe Huson "Instant Access." "
                           You may also purchase shares by calling
                           Investor Services at the telephone number
                           listed above under "INFORMATION YOU NEED TO
                           KNOW TO PURCHASE, REDEEM OR EXCHANGE SHARES."

-          Wire:           You may purchase shares by wiring funds from
                           your bank account. In order to purchase
                           additional shares by wire transfer, you need
                           to call Investor Services to place your order
                           and then wire transfer your funds to the
                           following wire transfer address: State Street
                           Bank & Trust Co., 225 Franklin Street,
                           Boston, MA 02110, ABA No. 011 000 28, FOR
                           CREDIT: Crabbe Huson, DDA No. 99051039,
                           Shareholder Name, Name of Fund and Class,
                           Shareholder Account Number.

WHAT YOU SHOULD KNOW ABOUT BUYING SHARES BY MAIL:

    If payment and an account application is received in proper form by the close of regular trading on the NYSE (currently 4:00 p.m., Eastern Time) on a day that the Fund calculates its net asset value (a "business day"), the purchase will be made at the Fund's net asset value calculated at the end of that day. If payment is received after the close of regular trading on the NYSE, the purchase will be effected at the Fund's net asset value determined for the next business day after payment has been received.

    Make all checks or money orders payable to Crabbe Huson Funds. The Funds will not accept purchases made by cash or credit card. Checks payable to the investor and endorsed to the order of the Fund will not be accepted as payment and will be returned to the sender. If a check used for purchase does not clear, the Fund will cancel the purchase and the investor may be liable for any losses or fees incurred. In order to prevent lengthy processing delays caused by the clearing of foreign checks, the Funds will only accept a foreign check drawn in U.S. dollars issued by a foreign bank with a U.S. correspondent bank. The name of the U.S. correspondent bank must be printed on the face of the check. Further documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys in fact.

WHAT YOU SHOULD KNOW ABOUT BUYING ADDITIONAL SHARES BY TELEPHONE:

    The Funds may, at their discretion, accept purchase orders from existing shareholders by telephone, although the order is not accompanied by payment for the shares being purchased. To receive the net asset value for a specific day, a telephone purchase request must be received before the close of the NYSE on that day. Payment for shares ordered in this way must be received by the Funds' Transfer Agent within three business days after acceptance of the order. If payment is not received on time, a Fund may cancel the order and redeem the shares held in the shareholder's account to compensate the Fund for any decline in the value of the purchased shares.

WHAT YOU SHOULD KNOW ABOUT BUYING SHARES THROUGH A FINANCIAL INTERMEDIARY:

    Shares of each Fund are offered through Financial Intermediaries, including the following broker dealers: Charles Schwab & Company, Inc. Mutual Fund OneSource-TM- Program; Fidelity Brokerage Services, Inc. Funds-Network-TM-Program; Jack White & Company, Inc.; and Waterhouse Securities, Inc. Some of the programs offered by these Financial Intermediaries may impose certain conditions on your investment in the Funds which are in addition to or different than those in this Prospectus, and may charge you direct fees. Certain features described in this Prospectus, such as initial and subsequent investment minimums, redemption fees and certain trading restrictions, may be modified or waived in these programs, and administrative charges may be imposed for the services rendered. Therefore, you should contact your Financial Intermediary concerning the fees (if any) charged in connection with a purchase or redemption of Fund shares and should read this prospectus in light of the terms governing your account with the Financial Intermediary.
    Financial Intermediaries that have entered into agreements with the Fund and/or its Distributor may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Funds' pricing on the following business day. If payment is not received by such time, the Financial Intermediary could be held liable for resulting fees and losses.

                     --------------------------------------

                                 HOW TO REDEEM
                                  YOUR SHARES
                       ----------------------------------

    You may arrange to take money out of your account at any time by selling (redeeming) some or all of your shares. Shares may be redeemed at any time, without charge, at the net asset value per share next determined after receipt by the Transfer Agent of a redemption request in proper form from the investor. Payment for all shares redeemed will be made within three business days after receipt of a redemption request in proper form except (as outlined by the 1940
Act) during a period when 1) trading on the NYSE is restricted or the NYSE is closed for other than customary weekends and holidays, 2) the SEC has by order permitted such suspension for the protection of the Fund's shareholders, or 3) an emergency exists making disposal of portfolio securities or valuation of net assets of the applicable class not reasonably practicable.

    When a request for redemption is made shortly after the purchase of shares, you will not receive the redemption proceeds until the check(s) received for the shares purchased has cleared. Under such circumstances, it may take as long as 15 days for a shareholder to receive the proceeds of a redemption. You may avoid such delays by purchasing shares with a certified or cashier's check, or by federal funds wire.

    To redeem your shares in a non-retirement account, you may use any of the methods described below. To sell shares in a retirement account, you should contact Investor Services or your Financial Intermediary for special instructions. For your protection, certain redemption requests may require a signature guarantee. See "Special Situations-Signature Guarantee." You may redeem shares in the following ways:


-          Mail:           To be in proper form, written requests for
                           redemption must include 1) the total dollar
                           value of shares or the total number of shares
                           to be redeemed, 2) the investor's account
                           number, 3) the Fund's name and applicable
                           class name, and 4) the signature of each
                           registered owner exactly as the shares are
                           registered, and 5) in certain situations, a
                           signature guarantee. See "Special
                           Situations-Signature Guarantee." The Transfer
                           Agent may require additional supporting
                           documents for redemptions made by
                           corporations, executors, administrators,
                           trustees, or guardians. A redemption request
                           will not be deemed to have been submitted
                           until the Transfer Agent receives
                           all required documents in proper form. All
                           documents and correspondence concerning
                           redemptions should be sent to Investor
                           Services at the address listed above under
                           "INFORMATION YOU NEED TO KNOW TO PURCHASE,
                           REDEEM OR EXCHANGE SHARES."

-          Telephone:      Telephone redemptions may be made by calling
                           the Crabbe Huson "Instant Access" number,
                           (800) 235-2442. See "Special Investor
                           Services-Crabbe Huson 'Instant Access."' You
                           may also redeem shares by calling Investor
                           Services at the telephone number listed above
                           under "INFORMATION YOU NEED TO KNOW TO
                           PURCHASE, REDEEM OR EXCHANGE SHARES."

-          Wire:           Should you wish to receive instructions on
                           how to obtain your funds by wire, please call
                           Investor Services. At the present time there
                           is no fee

                           charged for redemptions by wire transfer.
                           However, in the future the Funds may elect to impose such a fee.

-          Financial
           Intermediaries: Shares may also be redeemed by telephone from
                           Financial Intermediaries who have entered into sales agreements with the Distributor and/or the Funds. Such redemption orders should be placed by the Financial
                           Intermediary with the Transfer Agent. Shares will be redeemed at the net asset value determined on a shareholder's trade date. The three-day period within which the proceeds of the redemption will be sent to the shareholder or shareholder's Financial
                           Intermediary will begin on the day of the net asset value calculation, unless the Transfer
                           Agent has not received a written request in proper form from the Financial Intermediary by the third day. In that event, the proceeds of the redemption will be sent to the shareholder or the shareholder's Financial
                           Intermediary immediately upon the Transfer
                           Agent's receipt of the written request in proper form. Financial Intermediaries are responsible for the prompt transmittal of redemption orders to the Transfer Agent.
                           Financial Intermediaries not affiliated with a Fund may charge a fee for handling redemptions.

-          Check Writing:  If you have a checkbook for your account in the U.S. Government Money Market Fund, you may write checks on your account. The minimum amount of a check is $500. Be sure that the check is signed by all required signatures as noted on the signature card on file with the Transfer Agent.


    If you are selling some but not all of your account shares, leave at least $2,000 worth of shares in the account to keep it open (account minimums do not apply to retirement accounts). See "Special Situations" in this prospectus.

                     --------------------------------------

                                HOW TO EXCHANGE
                                  YOUR SHARES
                       ----------------------------------

    BEFORE MAKING AN EXCHANGE TO ANOTHER FUND, THE INVESTOR SHOULD READ THE PROSPECTUS RELATING TO THE FUND OR FUNDS INTO WHICH SHARES ARE BEING EXCHANGED.

    The proceeds from the redemption of your shares may be used to purchase shares of any other Fund in every state in which the exchange may be made legally, provided you may only exchange if the dollar value of the exchange is sufficient to satisfy any minimum investment requirements in the new Fund. You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. The exchange privilege is a standard option on all accounts. If you do not want this option, please mark the appropriate box on the application. You may exchange shares in the following ways:

-          Exchange by
           Mail: Any written exchange request, in proper form, may be mailed or express mailed to the Transfer Agent to the appropriate address listed above under "INFORMATION YOU NEED TO
                           KNOW TO PURCHASE, REDEEM OR EXCHANGE YOUR
                           SHARES."

-          Exchange by
           Telephone:      Telephone exchanges may be made by calling
                           the Crabbe Huson "Instant Access" number,
                           (800) 235-2442. See "Special Investor
                           Services-Crabbe Huson 'Instant Access.' " You
                           may also exchange shares by telephone by
                           contacting Investor Services at the number
                           listed above under "INFORMATION YOU NEED TO
                           KNOW TO PURCHASE, REDEEM OR EXCHANGE YOUR
                           SHARES."

    The exchange of shares of the Fund for shares of another fund is treated for federal and state income tax purposes as a sale on which an investor may realize a capital gain or loss.

    Excessive trading can hurt Fund performance. Each Fund reserves the right to terminate or modify the exchange privilege applicable to all shareholders at any time upon 60 days' notice. This exchange privilege may be temporarily or permanently suspended with respect to any shareholder that engages in more than ten exchanges in any 12-month period.


WHAT YOU SHOULD KNOW ABOUT TELEPHONE TRANSACTIONS:


    Each Fund, the Adviser and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized. The failure of a Fund to do so may result in the Fund being liable for losses due to unauthorized or fraudulent telephone transactions. However, a Fund, the Adviser and the Transfer Agent will not be liable for executing telephonic instructions that are deemed to be authorized after following reasonable procedures. Such reasonable procedures include providing written confirmation of telephone transactions, tape recording telephone instructions, and requiring specific personal information prior to acting upon telephone instructions. Furthermore, in order to use the Instant Access Automated Information Service instituted by the Funds you must provide a 4-digit Personal Identification Number.

                     --------------------------------------

                               WHEN TRANSACTIONS
                                  ARE RECORDED
                                IN YOUR ACCOUNT
                       ----------------------------------

    Your trade date is the date when transactions are recorded in your account. Your shares are purchased, redeemed or exchanged at the net asset value determined on your trade date.

                     --------------------------------------

                                   STATEMENTS
                       ----------------------------------

    You will receive a quarterly summary of all account activity for the most recent calendar quarter and an annual statement which includes all activity during the most recent year. You will also receive a statement of account after any transaction that affects your share balance or share registration, other than for the reinvestment of dividends or distributions or investments made through the Systematic Exchange or Invest-O-Matic programs discussed below. See

"SPECIAL SERVICES." These transactions will be included in your next quarterly or annual statement. In addition to the annual statement, you will also receive, in January, a full report of your account activity during the prior year for tax reporting purposes.

                     --------------------------------------

                               SPECIAL SITUATIONS
                       ----------------------------------

    SIGNATURE GUARANTEE. A signature guarantee is designed to protect you and the Funds from fraudulent transactions by unauthorized persons. In the following instances, the Funds will require a signature guarantee for all authorized owners of an account:

    -  you wish to redeem more than $15,000 worth of shares;

    - the redemption proceeds are to be sent to a different name or address than is registered on your account;


    - you wish to add the check writing feature, the Systematic Withdrawal program or make a change in your bank information after you have opened an account;



    -  you wish to change your name or add/remove an owner on your account; or



    - you wish to add/change a beneficiary on your transfer-on-death account or retirement account.


    A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms and others. A notary public stamp or seal is not acceptable.


    INVOLUNTARY REDEMPTIONS. In order to reduce expenses, if the shares in your account other than a tax-deferred retirement account, are worth less than $2,000 as a result of shareholder redemptions, the Fund may elect to redeem such shares and close the account. You will receive 60 days' prior written notice in which to purchase additional shares to avoid such redemption. Additionally, any Fund may compel the redemption of shares if, in its opinion, such action would prevent the fund from becoming a personal holding company, as defined by the Code.

                     --------------------------------------

                                SPECIAL SERVICES
                       ----------------------------------


    INVEST-O-MATIC. With Invest-O-Matic, you may make regular monthly purchases of shares in amounts as little as $100 via an automatic debit to a bank account. Invest-O-Matic accounts may be modified or terminated by you at any time.



    SYSTEMATIC EXCHANGE. Systematic Exchange allows you to make regular, systematic exchanges of at least $100 from one Crabbe Huson Fund into another Crabbe Huson account. When you establish a systematic exchange program, you authorize the Fund, the Transfer Agent and their agents to sell shares at a set dollar amount or number of shares from the first account and purchase shares of a second Crabbe Huson Fund. An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in a gain or loss. To establish this program, you may call your Financial Intermediary or Investor Services at (800) 541-9732. For further details concerning this program, see the Statement of Additional Information.



    CRABBE HUSON "INSTANT ACCESS". By calling (800) 235-2442, you can receive account information, purchase, redeem and exchange Fund Shares. If you desire to purchase additional shares or to redeem through the "Instant Access" system, you must provide the Fund with current A.C.H. (automated clearing house) information. The daily maximum redemption through use of the "Instant Access" system is $100,000. If you purchase shares through the "Instant Access" system and your purchase is made prior to 4:00 p.m. Eastern time, your purchase shall take place on the following business day at the net asset value as determined on that day. If your purchase occurs after 4:00 p.m. Eastern time, your purchase shall take place on the second business day at the net asset value as determined on that day.



    SYSTEMATIC WITHDRAWAL PLAN. If you own shares with a total value of not less than $5,000 you may participate in a systematic withdrawal plan providing for fixed payments to you of $100 or more at regular monthly intervals (the "Systematic Withdrawal Plan"). You may realize a capital gain or loss on each fixed-amount payment. Additional information concerning the Systematic Withdrawal Plan is set forth in the Statement of Additional Information. If you desire to participate in the Systematic Withdrawal Plan, you may do so by completing and submitting the appropriate application to the Transfer Agent. The Systematic Withdrawal Plan is voluntary and may be terminated at any time by the shareholder.



    CHECK WRITING. The U.S. Government Money Market Fund offers check writing. You may write checks of not less than $500 per check. A check must be signed by all parties listed on the signature card as required signatures.

                     --------------------------------------

                        DIVIDENDS, CAPITAL GAINS, TAXES
                       ----------------------------------

    Each Fund distributes substantially all of its net investment income and capital gains (if any) to shareholders each year. Each Fund declares and distributes realized capital gains, if any, to shareholders in December. Dividends for the Special, Small Cap, and Equity Funds are distributed in December. Dividends for the Real Estate and Asset Allocation Funds are distributed on the last business day of each fiscal quarter. Dividends for the Income and U.S. Government Income Funds are distributed on the last business day of each month. Dividends on the Oregon Tax-Free and U.S. Government Money Market Funds are declared daily and paid monthly. With respect to the Oregon Tax-Free Fund and the U.S. Government Money Market Fund, when the last day of the month occurs on a Saturday, Sunday or holiday, dividends are accrued through the last day of the month and paid on the last business day of the month.

    On the date the dividends or capital gains are declared, they will automatically be reinvested in additional shares of the same class of your Fund unless you have elected to receive payments in cash. You may elect the option to receive your distributions in cash by so specifying on your application.

    Each Fund intends to qualify each year as a "regulated investment company" under the Code so it will not pay federal taxes on either income or capital gains distributed to shareholders, although there can be no assurance that they will so qualify.

    Each Fund will be subject to a 4% excise tax on a portion of its undistributed income if they fail to meet certain annual distribution requirements. Each Fund intends to make distributions in a timely manner and, accordingly, does not expect to be subject to the excise tax.

    For federal income tax purposes, all distributions are reportable as taxable income whether a shareholder elects to take them in cash or reinvest them in additional shares of a Fund.

    Distributions representing net investment income (including short-term capital gains) are taxable as ordinary income. Distributions derived from net long-term capital gains that are properly designated by a Fund as such will be taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the shares.

    Under the Revenue Reconciliation Act of 1993 (the "Act"), potentially favorable income tax treatment on distributions representing long-term capital gains has been restored, effective for tax years beginning after 1992. Under the Act, ordinary income may be taxed at marginal rates significantly (up to 11.6%) higher than the marginal rate at which long-term capital gains are taxed. Accordingly, distributions representing net long-term capital gains may be subject to a reduced rate of tax to shareholders.

    The Special Fund may engage in short sales of securities. In general, a short sale is a contract for the sale of a security that the seller does not own or does not desire to transfer. The seller, therefore, borrows the security to be delivered to the buyer. At a later date, the seller either (i) purchases an identical quantity of the same security previously sold by him so that he can "cover" the sale and delivers the security to the lender or (ii) delivers the security which he already held but did not desire to transfer at the earlier date. A short sale is consummated, or closed, upon the seller's delivery of the security to the lender. The seller's gain or loss will be measured by the difference between the amount he received upon his short sale of the security and the amount he paid for the security ultimately used to cover the sale. The seller's gain/loss will be realized when the short sale is closed, not when the seller sells short and is paid by the purchaser of the security. The Code contains various provisions governing, among other things, the characterization of short sale gain/loss as ordinary gain/ loss or capital gain/loss and the treatment of short sale capital gain/loss as long-term gain/loss or short-term gain/loss. The Special Fund will annually provide shareholders with a statement concerning the appropriate characterization of any distributions of gains or losses. Shareholders are therefore urged to consult their own tax advisers.

    Shareholders may be subject to a $50 penalty under the Internal Revenue Code and the Funds may be required to withhold and remit to the U.S. Treasury a portion (31%) of any redemption or repurchase proceeds (including the value of shares exchanged into another fund for whom the Adviser acts as Adviser) and of any dividend or distribution on any account, where the shareholder failed to provide a correct taxpayer identification number or to make certain required certifications.

    The foregoing relates only to federal income tax consequences for shareholders who are U.S. citizens or corporations. Shareholders should consult their own tax advisers regarding these matters, and regarding state, local, and other applicable tax laws.

    Each Fund will issue annually, in January, a full report to each shareholder detailing the tax status of each distribution to the shareholder during the calendar year. The Funds do not assume any responsibility for the calculation of any taxable gain (or loss) from the purchase and sale of Fund shares, including purchases made with reinvested dividends and/or capital gains. Every shareholder should consult with their tax adviser concerning such calculations and tax consequences.

    Each Fund will be treated as a separate entity and thus the provisions of the Code applicable to registered investment companies generally will be applied to each fund separately instead of the Trust as a whole. Net capital gains, net investment income and operating expenses will be determined separately for each Fund.

                     --------------------------------------

                              OREGON TAX-FREE FUND
                       ----------------------------------

    The Oregon Tax-Free Fund intends to qualify under Subchapter M of the Code each fiscal year to allow it to pay "exempt interest dividends" to its shareholders. Shareholders receiving distributions properly designated by the Oregon Tax-Free Fund as exempt interest dividends representing net tax-exempt interest received on municipal securities will not be required to include such distributions in their gross income for federal income tax purposes. However, a portion of the interest dividends earned by the Oregon Tax-Free Fund may be subject to the federal alternative minimum tax. Distributions representing net taxable income of the Oregon Tax-Free Fund from sources other than municipal securities, such as temporary investments and income from securities loans, or capital gains, will be taxable to shareholders as ordinary income.

    The Oregon Tax-Free Fund anticipates that distributions which represent tax-exempt interest on municipal securities issued by the state of Oregon and its political subdivisions, agencies, authorities and instrumentalities will not be subject to the Oregon personal income tax. However, it is expected that other types of income received from the Oregon Tax-Free Fund will be subject to the Oregon personal income tax. The Oregon Tax-Free Fund anticipates that corporations which are subject to the Oregon corporation excise tax will be subject to that tax on all income from the Oregon Tax-Free Fund, including income that is exempt from federal income taxes.

    Shareholders of the Oregon Tax-Free Fund that are obligated to pay state or local taxes outside Oregon may be required to pay such taxes on distributions from the Oregon Tax-Free Fund, even if such distributions are exempt from federal and Oregon income taxes.

    Statements regarding the federal income tax status of each shareholder's dividends and distributions will be mailed annually.

    Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Oregon Tax-Free Fund will not be deductible for federal income tax purposes.

                   ------------------------------------------

                                   APPENDIX A
                       ----------------------------------


BOND RATING AGENCIES:


    The following is a description of the bond ratings employed by Moody's Investors Service, Inc. ("Moody's").

    Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are unlikely to impair the fundamentally strong position of such issues.

    Aa:   Bonds rated Aa are judged to be of high quality by all standards.
Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

    A:   Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

    Baa: Bonds rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

    Ba:   Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B:   Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca:   Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C:   Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Moody's applies the numerical modifiers "1", "2", and "3" in each generic rating classification from Aa through B. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

    The following is a description of the bond ratings employed by Standards & Poor's Corporation ("S&P").

    AAA: Bonds rated AAA are highest-grade obligations. Capacity to pay interest and repay principal is extremely strong.

    AA:   Bonds rated AA have a very strong capacity to pay interest and repay principal, and differ from the highest rated issues only in small degree.

    A:   Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

    BB, B, CCC, CC, C: Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    BB:   Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

    B:   Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

    CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

    CC:   The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

    C:   The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

    C1:   The rating C1 is reserved for income bonds on which no interest is being paid.

    D:   Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

    C:   Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarding as having extremely poor prospects of ever attaining any real investment standing.

    The S&P letter rating may be modified by the addition of a plus (+) or minus sign (-), which is used to show relative standing within rating categories between AA to CCC.

    From time to time a bond rating agency may adjust its rating of a particular bond issue. Subsequent to a Fund's purchase of a bond, such a bond may have its rating reduced (down graded) to a category not permitted to be owned by that Fund, or it may cease to be rated. Neither case would require that a Fund eliminate such a bond from its portfolio. However, the Fund's Adviser will consider such an event in determining whether or not the Fund should continue to hold such a security.

                   ------------------------------------------

                                   APPENDIX B
                       ----------------------------------

HEDGING INSTRUMENTS:

    OPTIONS ON EQUITY AND DEBT SECURITIES--A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the option term. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security at the exercise price.

    OPTIONS ON SECURITIES INDICES--A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. An index option operates in the same way as a more traditional stock option, except that exercise of an index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of an index option, the purchase will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index.

    STOCK INDEX FUTURES CONTRACTS--A stock index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

    INTEREST RATE FUTURES CONTRACTS--Interest rate futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

    OPTIONS ON FUTURES CONTRACTS--Options on futures contracts are similar to options on securities or currency, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security or currency, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

    Purchase of these financial instruments allows the Adviser to hedge against changes in market conditions. For example, the Adviser may purchase a put option in a securities index or when it believes that the stock prices will decline. Conversely, the Adviser may purchase a call option in a securities index when it anticipates that stock prices will increase.

MAILING ADDRESS

CRABBE HUSON FUNDS
P.O. BOX 8413
BOSTON, MA 02266-8413

INVESTMENT ADVISER

THE CRABBE HUSON GROUP, INC.
121 S.W. MORRISON, SUITE 1400
PORTLAND, OR 97204

DISTRIBUTOR

CRABBE HUSON SECURITIES, INC.
121 S.W. MORRISON, SUITE 1400
PORTLAND, OR 97204

LEGAL COUNSEL

DAVIS WRIGHT TREMAINE
1300 S.W. FIFTH AVENUE, SUITE 2300
PORTLAND, OR 97201

INDEPENDENT AUDITORS

KPMG PEAT MARWICK LLP
1211 S.W. FIFTH AVENUE, SUITE 2000
PORTLAND, OR 97204

TRANSFER AGENT &
INVESTOR SERVICES

STATE STREET BANK AND TRUST COMPANY
P.O. BOX 8413
BOSTON, MA 02266-8413

FUND TRUSTEES

GARY L. CAPPS
JAMES E. CRABBE
RICHARD S. HUSON
LOUIS SCHERZER
BOB L. SMITH
CRAIG P. STUVLAND
RICHARD P. WOLLENBERG
WILLIAM W. WYATT, JR.

                                 CRABBE HUSON FUNDS
                               (Institutional Class)

              Cross-Reference Sheet Showing Location in Prospectus and
                       Statement of Additional Information of
               Information Required by Items of the Registration Form

Form N-1A Item Number and Caption                                                        Location
---------------------------------                                                        --------
Part A
------
1          Cover Page . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Cover Page

2          Synopsis

2(a)       Shareholder Transaction Expenses . . . . . . . . . . . . . . . . . . . . . Expense Data

2(b)+(c)   Synopsis of Prospectus . . . . . . . . . . . . . . . . . . . Summary of Key Information

3          Condensed Financial Information

3(a)       Per Share Income & Capital Changes . . . . . . . . . . . . . . . . . . . Not Applicable

3(b)       Debt History . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Not Applicable

3(c)       Performance Data . . . . . . . . . . . . . . . . . . . . Performance Comparisons; Yield

4          General Description of Registrant

4(a)(i)    Organization . . . . . . . . . Investment Objectives and Policies; Fundamental Policies

4(a)(ii)   Investment Objectives and Policies . . . . . . . .  Investment Objectives and Policies;
                                                                              Fundamental Policies

4(b)       Other Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . Not Applicable

4(c)       Risk Factors . . . . . . Characteristics, Risks of Securities and Investment Techniques

5          Management of the Fund

5(a)       Board of Directors . . . . . . . . . . . . . . . . . . . . . . .Management of the Funds

5(b)(i)    Investment Advisor . . . . . . . . . . . . . . . . . . . . . . .Management of the Funds

5(b)(ii)   Services of Investment Advisor . . . . . . . . . . . . . . . . .Management of the Funds



Form N-1A Item Number and Caption                                                        Location
---------------------------------                                                        --------

5(b)(iii)  Compensation of Advisor . . . . . . . . . . . . . . . . . . . . Management of the Funds

5(c)       Portfolio Manager(s) . . . . . . . . . . . . . . . . . . . . . .Management of the Funds

5(d)       Other Management Services. . . . . . . . . . . . . . . . . . . . . . . . Not Applicable

5(e)       Transfer Agent, Dividend Paying Agent. . . . . . . . . . . . . .Management of the Funds

5(f)       Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . .Management of the Funds

5(g)(i)    Brokerage Commissions. . . . . . . . . . . . . . . . . . . . . .Allocation of Brokerage

5(g)(ii)   Allocation of Brokerage . . . . . . . . . . . . . . . . . . . . Allocation of Brokerage

5A         Management's Discussion of Fund Performance. . . . . . . . . . . . . . . Not Applicable

6          Capital Stock and Other Securities

6(a)       Rights and Restrictions. . . . . . . . . . . . . . . . . . . . . . . .Capital Structure

6(b)       Control Persons. . . . . . . . . . . . . . . . . . . . . . . . . . . . .Control Persons

6(c)       Changes in Rights of Holders . . . . . . . . . . . . . . . . . . . . .Capital Structure

6(d)       Other Classes of Securities. . . . . . . . . . . . . . . . . . . . . . . Not Applicable

6(e)       Shareholder Inquiries. . . . . . . . . . . . . . . . . . . . . . . . .Investor Services

6(f)       Dividends and Distributions . . . . . . . . . . . . . . . . . . . . . Capital Structure

6(g)       Taxes. . . . . . . . . . . . . . . . . . . . . . . . . .Dividends, Capital Gains, Taxes

7          Purchase of Securities Being Offered

7(a)       Underwriter . . . . . . . . . . . . . . . . . . . . . . . . How to Purchase Your Shares

7(b)       Determination of Offering Price. . . . . . . . . . . . . . . . . . . . .Net Asset Value

7(c)       Special Plans. . . . . . . . . . . . . . . . . . . . . . . How to Purchase Your Shares;
                                                                                Investor Services;
                                                            Special Services - Systematic Exchange



Form N-1A Item Number and Caption                                                        Location
---------------------------------                                                        --------

7(d)       Minimum Investment. . . . .Investor Services--Information You Need to Know to Purchase,
                                                     Redeem or Exchange Shares--Minimum Investment

7(e)       Trail Fee. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Not Applicable

7(f)       12b-1 Fees . . . . . . . . . . . Statement of Additional Information--Distribution Plan

8          Redemption or Repurchase

8(a)       Redemption Procedures and Charges. . . . . . . . . . . . . . How to Redeem Your Shares;
                                                                      How to Exchange Your Shares;
                                                               Redemption or Exchange by Telephone

8(b)       Repurchase through Broker-Dealer . . . . . . . . . . . . . . . How to Sell Your Shares;
                                                                       How to Exchange Your Shares

8(c)       Involuntary Redemption . . . . . . . . . .  Special Situations--Involuntary Conversion;
                                                                            Involuntary Redemption

8(d)       Delay of Redemption . . . . . . . . . . . . . . . . . . . . . How to Redeem Your Shares

9          Pending Legal Proceeding . . . . . . . . . . . . . . . . . . . . . . . . Not Applicable

Part B
------

10         Cover Page . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Cover Page

11         Table of Contents. . . . . . . . . . . . . . . . . . . . . . . . . . .Table of Contents

12         General Information and History. . . . . . . . . . . . . . . . . . .General Information

13         Investment Objectives and Policies . . Prospectus - Investment Objectives and Policies;
                                                                             Fundamental Policies;
                                     Statement of Additional Information - Investment Restrictions

13(a)      Description. . . . . . . . . . . . . . Prospectus - Investment Objectives and Policies;
                                                                             Fundamental Policies;
                                     Statement of Additional Information - Investment Restrictions

13(b)      Fundamental Policies . . . . . . . . . . . . . . . . . . . . . Investment Restrictions;
                                                                     Loans of Portfolio Securities


Form N-1A Item Number and Caption                                                        Location
---------------------------------                                                        --------

13(c)      Significant Policies . . . . . . . . . Prospectus - Investment Objectives and Policies;
                                                                              Fundamental Policies

13(d)      Portfolio Turnover . . . . . . . . . . . . .Portfolio Transactions - Portfolio Turnover

14         Management of the Fund

14(a)      Directors and Officers . . . . . . . . . . . . . . . . . . . . . . . . . . . Management

14(b)      Positions with Affiliates. . . . . . . . . . . . . . . . . . . . . . . . . . Management

14(c)      Compensation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Management

15         Control Persons and Principal Holders of Securities

15(a)      Names and Addresses of Control Persons . . . . . . . . . . . . . . .Control Persons and
                                                                   Principal Holders of Securities

15(b)      Ownership of Fund. . . . . . . . . . . . . . . . . . . . . . . . . .Control Persons and
                                                                   Principal Holders of Securities

15(c)      Stock Holdings of Officers and Directors . . . . . . . . . . . . . .Control Persons and
                                                                   Principal Holders of Securities

16         Investment Advisory and Other Services . . . . . .Prospectus - Management of the Funds;
                            Statement of Additional Information - Services Provided by the Advisor

16(a)(i)   Control Persons of the Advisor . . . . . . . . . .Prospectus - Management of the Funds;
                            Statement of Additional Information - Services Provided by the Advisor

16(a)(ii)  Affiliates of Registrant and Advisor . . . . . . .Prospectus - Management of the Funds;
                            Statement of Additional Information - Services Provided by the Advisor

16(a)(iii) Advisory Fee . . . . . . . . . . . . . . . . . . .Prospectus - Management of the Funds;
                            Statement of Additional Information - Services Provided by the Advisor

16(b)      Services of Advisor . . . . . . . . . . . . . . . . . .Services Provided by the Advisor

16(c)      Fees and Expenses. . . . . . . . . . . . . . . . . . . Services Provided by the Advisor

16(d)      Other Management-Related Contracts . . . . . . . . . . . . . . .Administration Contract

16(e)      Other Persons Furnishing Advice for Compensation . . . . . . . . . . . . Not Applicable


Form N-1A Item Number and Caption                                                        Location
---------------------------------                                                        --------

16(f)      Expenses of Distribution of Shares
           Borne by Registrant . . . . . . . . . . . . . . . . .Services Provided by the Advisor;
                                                                                Distribution Plan

16(g)      Nonbank or Nontrust Custodial Services . . . . . . . . . . . . . . . . .Not Applicable

16(h)      Custodian; Independent Public Accountant;
           Transfer Agent . . . . . . . . . . . . . . . . . .Auditors; Custodian, Transfer Agent,
                                                                  and Dividend - Disbursing Agent

17         Brokerage and other Allocations

17(a)      Effecting Transactions in Portfolio Securities . . . . . . . . .Portfolio Transactions

17(b)      Payments of Commissions to Affiliates . . . . . . . . . . . . . . . . . Not Applicable

17(c)      Selection of Brokers . . . . . . . . . . . . . . . . . . . . . .Portfolio Transactions

17(d)      Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .Not Applicable

17(e)      Acquisition of Broker's Securities . . . . . . . . . . . . . . . . . . .Not Applicable

18         Capital Stock and Other Securities

18(a)      Right of Each Class of Stock . . . . . . . . . . . . . . . . . . . General Information

18(b)      Securities Other than Capital Stock. . . . . . . . . . . . . . . . . . .Not Applicable

18(f)      Exemption. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .Not Applicable

19         Purchase, Redemption and Pricing of Securities Being Offered

19(a)      Manner of Offering . . . . . . . . . . . . . . .Purchase and Redemption of Fund Shares

19(b)      Valuation of Securities and Assets . . . . . . . . . . . . . . . Pricing of Securities
                                                                                    Being Offered

19(c)

20         Tax Status . . . . . . . . . . . . . . . .Prospectus - Dividends, Capital Gains, Taxes

21         Underwriters



Form N-1A Item Number and Caption                                                        Location
---------------------------------                                                        --------

21(a)(i)   Nature of Underwriting Obligation . . . . . . Prospectus - How to Purchase Your Shares

21(a)(ii)  Continuous Offering . . . . . . . . . . . . . Prospectus - How to Purchase Your Shares

21(a)(iii) Prior Compensation of Underwriter . . . . . . . . . . . . . . . . . . . Not Applicable

21(b)      Compensation to Affiliated Underwriters. . . . . . . . . . . . . . . .  Not Applicable

21(c)      Other Payments to Underwriters and Dealers . . . . . . . . . . . . . .  Not Applicable

22         Calculation of Performance Data

22(a)      Money Market Funds . . . . . . . . . . . . . . . . . . . . . . . . . . .Not Applicable

22(b)(i)   Total Return . . . . . . . . . . . . . . . . . . . . . . . . . . Yield and Performance

22(b)(ii)  Yield . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .Yield and performance

22(b)(iii) Tax Equivalent Yield . . . . . . . . . . . . . . . . . . . . . . Yield and Performance

23         Financial Statements . . . . . . . . . . . . . . . . . . . . . . .Financial Statements


                                                                          [logo]


                                                              CRABBE HUSON FUNDS
                                                                      PROSPECTUS


                                                                    OCT. 1, 1996



                                                                    CRABBE HUSON
                                            SMALL CAP FUND - INSTITUTIONAL CLASS

                            ----------------------------------------------------

                                                                    CRABBE HUSON
                                     ASSET ALLOCATION FUND - INSTITUTIONAL CLASS

                            ----------------------------------------------------

                                                                    CRABBE HUSON
                                               EQUITY FUND - INSTITUTIONAL CLASS

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS OR THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUNDS OR BY THEIR DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                ------------------------------------------------

                               TABLE OF CONTENTS
                       ----------------------------------


                                                                                 PAGE
Summary of Key Information...................................................          4
Expense Data.................................................................          5
Investment Objective and Policies............................................          6
Fundamental Policies.........................................................          9
Characteristics, Risks of Securities and Investment Techniques...............         11
Management of the Funds......................................................         19
Control Persons..............................................................         21
Net Asset Value..............................................................         21
Performance Comparisons......................................................         21
Allocation of Brokerage......................................................         23
Capital Structure............................................................         23
Yield........................................................................         24
Investor Services............................................................         24
How to Purchase Your Shares..................................................         26
How to Redeem Your Shares....................................................         28
How to Exchange Your Shares..................................................         30
When Transactions are Recorded in Your Account...............................         32
Statements...................................................................         32
Special Situations...........................................................         32
Special Services.............................................................         33
Dividends, Capital Gains, Taxes..............................................         33
Appendix A...................................................................         36
Appendix B...................................................................         39

                   ------------------------------------------


                                   PROSPECTUS
                                OCTOBER 1, 1996

                     --------------------------------------

    Shares of the Institutional Class of the following three mutual funds (individually, a "Fund" and, collectively, the "Funds") are offered in this
Prospectus:

        - CRABBE HUSON SMALL CAP FUND
        - CRABBE HUSON EQUITY FUND
        - CRABBE HUSON ASSET ALLOCATION FUND

    Each Fund's shares offered in this Prospectus are sold at net asset value with no sales load.


    This Prospectus concisely sets forth information about the Funds an investor ought to know, and should be retained for future reference. A Statement of Additional Information dated October 1, 1996 has been filed with the Securities and Exchange Commission (the "SEC"). It may be obtained free of charge by calling (800) 541-9732. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference in this Prospectus. Each Fund has its own investment objectives and policies designed to meet different investment goals. As is the case for all mutual funds, attainment of each Fund's investment objective cannot be assured.


SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

A COPY OF THIS PROSPECTUS MUST BE DELIVERED TO RESIDENTS OF CERTAIN STATES PRIOR TO CONSUMMATION OF A SALE OF SHARES IN THE FUND.

                   ------------------------------------------

                           SUMMARY OF KEY INFORMATION
                       ----------------------------------

    The information below is qualified in its entirety by the detailed information appearing elsewhere in this Prospectus and in the Funds' Statement of Additional Information.

CRABBE HUSON SMALL CAP FUND
(the "Small Cap Fund") seeks to provide long-term capital appreciation. It pursues this objective through a flexible policy of investing in a diversified portfolio of carefully selected stocks that have small market capitalization.

CRABBE HUSON EQUITY FUND
(the "Equity Fund") seeks to provide long-term capital appreciation. It pursues this objective by investing in a diversified portfolio of common stocks which are widely and actively traded and that have large market capitalizations.

CRABBE HUSON ASSET ALLOCATION FUND
(the "Asset Allocation Fund") seeks preservation of capital, capital appreciation and income. It pursues these objectives by investing in stocks, fixed income securities, and cash and cash equivalents.

    Each of the Funds is a separate series of the Crabbe Huson Funds, a Delaware business trust operating as an open-end management investment company. Each fund operates as a diversified fund. The Funds are managed by The Crabbe Huson Group, Inc. (the "Adviser").

    Shares of the Funds may be purchased directly from the Funds by investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals, or through certain broker-dealers, financial institutions, and other financial intermediaries who have entered into agreements with the Fund (collectively, "Financial Intermediaries"). For information about how to purchase, redeem or exchange shares of the Funds, see "INVESTOR SERVICES" in this Prospectus.

    The Institutional Class of shares of each Fund is offered pursuant to this Prospectus. Each of the Funds offer or intend to offer additional classes of shares to investors eligible to purchase those shares, including shares of a Primary Class, currently offered by each Fund. Each class of shares has or will have different fees and expenses than the class of shares offered by this Prospectus and those different fees and expenses may affect performance. To obtain information concerning the other class of shares not offered in this Prospectus, call (800) 541-9732 or contact your Financial Intermediary.

    Because the Funds have the same adviser, officers and trustees and have similar investment privileges, the Funds believe you will find this combined Prospectus useful and informative in understanding the important features of the Funds and their similarities and differences. Although each Fund is offering only its own shares and is not participating in the sale of the shares of the other Funds, it is possible that a Fund might become liable for any misstatement, inaccuracy or incomplete disclosure in the Prospectus concerning the Funds.

    Each of the Funds is subject to the risks of investments in common stock, principally that the prices of stocks can fluctuate dramatically in response to company, market, or economic news. The Equity and Asset Allocation Funds historically have had turnover rates in their portfolios in excess of 75% per year, resulting in potentially higher brokerage costs and the potential loss of advantageous long-term capital gain treatment for tax purposes. See "Taxes" and "Allocation of Brokerage." In addition, each of the Funds may invest up to 35% of its total assets in securities issued by foreign issuers. The Small Cap Fund has a limited operating history. For additional information about specific risk factors associated with an investment in each of the Funds, see "CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES."

                     --------------------------------------

                                  EXPENSE DATA
                       ----------------------------------

    The following information is provided in order to help you understand the various costs and expenses that you as an investor in the Funds, will bear, directly or indirectly.

           ---------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases....................       NONE
Maximum Sales Load Imposed on Reinvested Dividends.........       NONE
Deferred Sales Load........................................       NONE
Redemption Fees............................................       NONE
Exchange Fees..............................................       NONE

           ---------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES(1)
(AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                                            ASSET
                                                   SMALL CAP   EQUITY    ALLOCATION
                                                    FUND(1)     FUND        FUND
                                                   ---------------------------------
Management Fees (after waiver)...................       .75%       .90%        .96%
12b(1) Fees......................................       none       none        none
Other Expenses (after reimbursement).............       .25%       .10%        .04%
TOTAL FUND OPERATING EXPENSES
  (AFTER REIMBURSEMENT OR WAIVER)(2).............      1.00%      1.00%       1.00%

EXAMPLE    ---------------------------------------------------------------------
Assuming, hypothetically, that each Fund's annual return is 5% and that its operating expenses are as set forth above, an investor buying $1,000 of a Fund's shares would have paid the following total expenses upon redeeming such shares:(3)


                                                    1 YEAR       3 YEARS      5 YEARS     10 YEARS
                                                  --------------------------------------------------
Small Cap Fund..................................   $      10    $      32    $      55    $     123
Equity Fund.....................................          10           32           55          123
Asset Allocation Fund...........................          10           32           55          123


    The purpose of the above table is to assist the investor in understanding the various costs and expenses that an investor in the Funds will bear directly or indirectly. Certain broker dealers, financial institutions and financial advisers also may charge their clients fees in connection with investment in the Funds, which fees are not reflected in the above table.

(1) The percentages as set forth in the table under the caption "Other Expenses" have been estimated based upon the expected asset levels and the amount of expenses to be incurred during the current fiscal period ending October 31, 1996.


(2) For the fiscal period through October 31, 1996 and for the fiscal year ending October 31, 1997, the Adviser has agreed to reimburse "Other Expenses" of each Fund to the extent Total Fund Operating Expenses exceed 1.00%. Under this arrangement, the Adviser will reimburse "Other Expenses" in order to limit Total Fund Operating expenses to 1.00% of the Funds' average daily net assets.


(3) THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE FUND EXPENSES OR PERFORMANCE. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. MOREOVER, WHILE THE TABLE ASSUMES A 5% ANNUAL RETURN, THE FUNDS' ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESSER THAN 5%.

                     --------------------------------------

                       INVESTMENT OBJECTIVE AND POLICIES
                       ----------------------------------

    Each Fund's investment objective is discussed below in connection with the Fund's investment policies. The descriptions are designed to help you choose the Fund that best fits your investment objective. You may want to pursue more than one objective by investing in more than one of the Funds. Because of the risks inherent in all investments, there can be no assurance that the Funds will meet their objectives.

    Each Fund follows a basic value, contrarian approach in selecting stocks for its portfolio. The Funds put primary emphasis on balance sheet and cash flow analysis and on the relationship between the market price of a security and its value as a share of an ongoing business. These investments represent "special" situations or opportunities that arise when companies, whose long-term financial structure is intact, run into short-term difficulties that present an opportunity to buy these companies' stocks at substantial discounts. The Funds' basic value approach is based on the Adviser's belief that the securities of many companies often sell at a discount from the securities' estimated theoretical (intrinsic) value. The Funds attempt to identify and invest in such undervalued securities, anticipating that capital appreciation will be realized as the securities' prices rise to their estimated intrinsic value. This approach, while not unique, contrasts with certain other methods of investment analysis, which rely upon market timing, technical analysis, earnings forecasts, or economic predictions.

    CRABBE HUSON SMALL CAP FUND seeks to provide its investors long-term growth of capital by investing in a diversified portfolio of selected domestic and foreign securities. The Fund will invest principally in common stocks and, secondarily, preferred stocks and bonds. The production of current income is secondary to the primary objective. The Fund seeks to invest up to 100%, and under normal conditions at least 65%, of its total assets in securities of companies that have small market capitalization (under $1,000,000,000).

    The Adviser believes that common stock will generally, over the long-term, offer the greatest potential for capital appreciation and preservation of purchasing power. Investments in small growth companies may involve greater risks and volatility than more traditional equity investments due to some of these companies potentially having limited product lines, reduced market liquidity for the trading of their shares and less depth in management than more established companies. For this reason, the Small Cap Fund is not intended as a complete investment vehicle, but rather as an investment for persons who are in a financial position to assume above average risk and share price volatility over time. The Small Cap Fund may be appropriate only for investors who have a longer term investment horizon or perspective. For a further description of the risks associated with an investment in the Fund, see "CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES."

    CRABBE HUSON EQUITY FUND seeks long-term capital appreciation. The Fund will seek to achieve this objective by investing in a carefully chosen portfolio consisting primarily of common stock. It will focus its investments in widely and actively traded stocks with medium (from $1,000,000,000 to $3,000,000,000) and large market capitalizations (in excess of $3,000,000,000).

    Under normal market conditions, the Fund intends to have at least 65% of its total assets invested in common stock. The Fund will purchase and hold for investment common stock, and may also purchase convertible and nonconvertible preferred stocks and bonds or debentures. The Fund may invest up to 35% of its total assets in foreign securities. Although the Fund intends to adapt to changing market conditions, the Adviser believes that common stock will generally, over the long-term, offer the greatest potential for capital appreciation. Therefore, the Fund may be appropriate for investors who have a longer term investment horizon or perspective.

    CRABBE HUSON ASSET ALLOCATION FUND seeks to provide for its shareholders preservation of capital, capital appreciation and income. The Fund seeks to achieve these objectives by a flexible policy of investing in a select portfolio of common stocks, fixed income securities, cash or cash equivalents. Depending upon economic and market conditions, the Fund may invest as little as 20%, or as much as 75%, of its entire portfolio in common stocks. The Adviser will purchase common stocks which, in its opinion, have the greatest potential for capital appreciation. The remaining portion of the portfolio will be invested in fixed income securities, cash or cash equivalents. The fixed income securities that the Fund will invest in consist of corporate debt securities (bonds, debentures and notes), asset-backed securities, bank obligations, collateralized bonds, loan and mortgage obligations, commercial paper, preferred stocks, repurchase agreements, savings and loan obligations and U.S. Government and agency obligations. There are no limitations on the average maturity of the Fund's portfolio of fixed income securities. Securities will be selected on the basis of the Adviser's assessment of interest rate trends and the liquidity of various instruments under prevailing market conditions. For a discussion of the ratings of the fixed income securities to be held by the Fund see "CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES."

    Many factors will be considered in determining what portion of the portfolio will be invested in stocks, fixed income securities, or cash and cash equivalents. The Adviser will constantly monitor and adjust its weighting of investments in any particular area to adapt to changing market and economic conditions. Since its inception, the Fund has generally invested its net assets 45% to 55% in fixed income securities, 25% to 55% in common stocks, and 5% to 30% in cash, cash equivalents or other money market instruments. Furthermore, the Fund may take advantage of opportunities to earn short-term profits if the Adviser believes that such a strategy will benefit the Fund's overall objective in light of the increased tax and brokerage expenses associated with such a strategy.

                     --------------------------------------

                              FUNDAMENTAL POLICIES
                       ----------------------------------

    Unless set forth below as a "Fundamental Policy," each Fund's investment policies, including its investment objective discussed previously, may be changed without shareholder approval. A Fundamental Policy may not be changed without a vote of the holders of "a majority of the outstanding voting securities" of the Fund, as such term is defined in the 1940 Act. For further discussion concerning these Fundamental Policies, see "INVESTMENT RESTRICTIONS" in the Statement of Additional Information.

    ISSUER AND INDUSTRY RESTRICTIONS. Each Fund's investment restrictions include a prohibition on investing more than 5% of its total assets (at the time of the purchase) in the securities of any one issuer. This policy, however, does not include investments in U.S. Government securities.

    BORROWING RESTRICTIONS. Each Fund may borrow up to one-third of the value of its total assets, although the Equity Fund and the Asset Allocation Fund may only borrow in the case of an emergency. If, for any reason, the current value of a Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three days (not including Saturdays, Sundays and holidays), reduce its indebtedness to the extent necessary to satisfy the one-third test. Further, the Equity Fund and the Asset Allocation Fund are both prohibited from purchasing securities when the Fund's total borrowings exceed 5% of its total assets.

    FIXED INCOME SECURITIES. The Small Cap, Equity and Asset Allocation Funds may each invest up to 20% of its total assets in fixed income securities that are either unrated or are rated less than Baa by Moody's or BBB by S&P, or in commercial paper that is rated less than B-1 by Moody's or A- by S&P. However, not more than 5% of these Fund's total assets may be invested in fixed income securities that are unrated (including convertible stock). See "CHARACTERISTICS AND RISKS OF SECURITIES AND INVESTMENT TECHNIQUES" for a discussion concerning the purchase of below investment grade securities.


    ILLIQUID SECURITIES. Both the Equity and Asset Allocation Fund may not invest more than 10% of their net assets in illiquid securities. The Small Cap Fund may invest no more than 5% of its total assets in a combination of illiquid securities and/or securities of issuers, including their predecessors, which have been in existence less than three years. The following securities in which a Fund may invest will be considered illiquid: (1) repurchase agreements maturing in more than seven days; (2) restricted securities (securities whose public resale is subject to legal restrictions); and (3) any other securities in which a Fund may invest that are not readily marketable. The Board of Trustees may adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of securities. The Board, however, will retain sufficient oversight and be ultimately responsible for the determinations. In determining whether a security is liquid, the Board shall consider whether the security can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the net asset value per share.

    Securities eligible for resale to certain institutional investors pursuant to Rule 144A of the Securities Act of 1933 shall not be considered illiquid. Since it is not possible to predict with assurance how the market for restricted securities sold and offered under Rule 144A will develop, the Board will carefully monitor a Fund's investments in these securities, focusing on such important factors, among others, as valuation, liquidity, and availability of information. This practice could have the effect of increasing the level of illiquidity in a Fund to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities.

    OPTIONS AND FUTURES TRANSACTIONS. Each of the Funds may invest up to 10% of its total assets in both put or call options and futures contracts.

    INVESTMENT IN ISSUERS OF WHICH SHAREHOLDERS AND TRUSTEES OWN SHARES. The Small Cap Fund may not invest in securities of issuers of which the officers and trustees of the Fund, as a group, own beneficially more than five percent of the securities of that issuer.

    OTHER INVESTMENT COMPANIES. Each of the Funds may invest in the securities of other registered investment companies under the circumstances described under "SECURITIES OF OTHER INVESTMENT COMPANIES" in the Statement of Additional Information, and to the extent permitted under Section 12 of the 1940 Act. Currently, no more than 10% of the total assets of a Fund may be so invested, no more than 5% of total assets of a Fund may be invested in the securities of any other single investment company, and no more than 3% of the total outstanding voting stock of an investment company may be purchased. Investments in the securities of other registered investment companies are or may be subject to duplicate expenses resulting from the management of the portfolio investment company as well as those of the Fund.

    FOREIGN SECURITIES. Each of the Funds may invest up to 35% of its total assets in foreign securities, which may or may not be traded on an exchange.

                     --------------------------------------

                    CHARACTERISTICS, RISKS OF SECURITIES AND
                             INVESTMENT TECHNIQUES
                       ----------------------------------

    The following describes in greater detail different types of securities and investment techniques used by the Funds, and discusses certain concepts relevant to the investment policies of the Funds. Additional information about the Funds' investments and investment practices may be found in the Statement of Additional Information.

    FOREIGN SECURITIES. Each of the Funds may invest up to 35% of its total assets in foreign securities, which may or may not be traded on an exchange. The Funds may purchase securities issued by issuers in any country. Securities of foreign companies are frequently denominated in foreign currencies, and the Funds may temporarily hold uninvested reserves in bank deposits in foreign currencies. As a result, the Funds will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and they may incur expenses in connection with conversion between various currencies. Subject to its investment restrictions, the Funds may invest in other investment companies that invest in foreign securities.

    Foreign securities may be subject to foreign government taxes that would reduce the income yield on such securities. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of any foreign withholding taxes would reduce the income a Fund received from any foreign investments.

    Foreign investments involve certain risks, such as political or economic instability of the issuer or of the country of the issuer, difficulty of predicting international trade patterns, and the possibility of imposition of exchange controls. Such securities may also be subject to greater fluctuations in price than securities of domestic corporations or of the United States government. In addition, the net asset value of a Fund is determined and shares of a Fund can be redeemed only on days during which securities are traded on the New York Stock Exchange ("NYSE"). However, foreign securities held by a Fund may be traded on Saturdays or other holidays when the NYSE is closed. Accordingly, the net asset value of a Fund may be significantly affected on days when an investor has no access to the Fund.

    In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There is generally less government regulation of stock exchanges, brokers and listed companies abroad than in the United States, and the absence of negotiated brokerage commissions in certain countries may result in higher brokerage fees. With respect to certain foreign countries, there is a possibility of expropriation, nationalization, or confiscatory taxation, which could affect investment in those countries.

    Each of the Funds may invest a portion of its assets in developing countries or in countries with new or developing capital markets, such as countries in Eastern Europe and the Pacific Rim. The considerations noted above regarding the risks of investing in foreign securities are generally more significant for these investments. These countries may have relatively unstable governments and securities markets in which only a small number of securities trade. Markets of developing countries may be more volatile than markets of developed countries. Investments in these markets may involve significantly greater risks, as well as the potential for greater gains.

    PUT, CALL OPTIONS, FUTURES CONTRACTS. Each of the Funds may use options and futures contracts to attempt to enhance income, and to reduce the overall risk of its investments ("hedge"). These instruments are commonly referred to as "derivative instruments" due to the fact that their value is derived from or related to the value of some other instrument or asset. Each Fund's ability to use these strategies may be limited by market conditions, regulatory limits, and tax considerations. Appendix B to this prospectus describes the instruments that the Funds may use and the way the Funds may use the instruments for hedging purposes.

    Each of the Funds may invest up to 10% of its total assets in premiums on put and call options, both exchange-traded and over-the-counter and write call options on securities the Fund owns or has a right to acquire. Each of these Funds may also purchase options on securities indices, foreign currencies, and futures contracts. Besides exercising its option or permitting the option to expire, prior to expiration of the option, a Fund may sell the option in a closing transaction. The Funds may only write call options that are covered. A call option is covered if written on a security a Fund already owns.

    Each of the Funds may invest in interest futures contracts and may invest in stock index futures provided that the aggregate initial margin of all futures contracts in which the Fund invests shall not exceed 10% of the total assets of the Fund after taking into account unrealized profits and unrealized losses on any such transactions it has entered into. Upon entering into a futures contract, the Fund will set aside liquid assets, such as cash, U.S. Government securities, or other high grade debt obligations in a segregated account with the Fund's custodian to secure its potential obligation under such contract.

    The principal risks of options and futures transactions are: (a) imperfect correlation between movements in the prices of options or futures contracts and movements in the prices of the securities hedged or used for cover; (b) lack of assurance that a liquid secondary market will exist for any particular option or futures contract at any particular time; (c) the need for additional skills and techniques beyond those required for normal portfolio management; (d) losses on futures contracts, which may be unlimited, from market movements not anticipated by the Adviser; (e) possible need to defer closing out certain options or future contracts in order to continue to qualify for beneficial tax treatment afforded "regulated investment companies" under the Internal Revenue Code of 1986, as amended (the "Code"). For a further discussion of Put, Call Options and Futures contract, see the Statement of Additional Information "Special Investment Risks."

    FIXED INCOME SECURITIES. Each Fund may invest up to 20% of its total assets in fixed income securities, including convertible securities, that are either unrated or rated below the fourth highest category by Moody's or S&P, although not more than 5% of the Fund's total assets may be invested in fixed income securities that are unrated. Such high-yielding, lower-rated securities are commonly referred to as "junk bonds." Such securities are predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. Investment in such securities normally involves a greater degree of investment and credit risk than does investment in a high-rated security. In addition, the market for such securities is usually less broad than the market for higher-rated securities, which could affect their marketability. The market prices of such securities may fluctuate more than the market prices of higher-rated securities in response to changes in interest rates and economic conditions. Moreover, with such securities, there is a greater possibility that an adverse change in the financial condition of the issuer, particularly a highly leveraged issuer, may affect its ability to make payments of principal and interest.

    INVESTMENT IN REITS. Each Fund may invest in real estate investment trusts ("REITs"). Such investment may not exceed 25% of a Fund's total assets. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. For federal income tax purposes, REITs qualify for beneficial tax treatment by distributing 95% of their taxable income. If a REIT is unable to qualify for such beneficial tax treatment, it would be taxed as a corporation and distributions to its shareholders would therefore be reduced.

    Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. All REITs are dependent upon management skills, are not diversified, and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions from the 1940 Act.

    REPURCHASE AGREEMENTS. Each of the Funds may engage in repurchase agreements. Repurchase agreements are agreements under which a person purchases a security and simultaneously commits to resell that security to the seller (a commercial bank or recognized securities dealer) at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest that is unrelated to the coupon rate or maturity of the purchased security. A Fund will engage in repurchase agreements only with banks or broker-dealers whose obligations would qualify for direct purchase by that Fund. A repurchase agreement involves the obligation of the seller to pay an agreed-upon price, which obligation is, in effect, secured by the value of the underlying security. All repurchase agreements are fully collateralized and marked to market daily, and may therefore be viewed by the SEC or the courts as loans collateralized by the underlying security. There are some risks associated with repurchase agreements. For instance, in the case of default by the seller, a Fund could incur a loss or, if bankruptcy proceedings are commenced against the seller, the Fund could incur costs and delays in realizing upon the collateral.

    MORTGAGE-BACKED SECURITIES. The Asset Allocation Fund may invest in mortgage pass-through certificates and multiple-class pass-through securities, such as Collateralized Mortgage Obligations ("CMOs") and Stripped Mortgage Back Securities ("SMBS"), and other types of mortgage-backed securities that may be available in the future (collectively, "Mortgage-Backed Securities").

    Mortgage pass-through securities represent participation interests in pools of mortgage loans secured by residential or commercial real property in which payments of both interest and principal on the securities are generally made monthly, in effect "passing through" monthly payments made by the individual borrowers on the mortgage loans which underlie the securities (net of fees paid to the issuer or guarantor of the securities).

    Payment of principal and interest on some mortgage pass-through securities, but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA); or guaranteed by the agency or instrumentality of the U.S. Government issuing the security (in the case of securities guaranteed by FNMA or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agencies' obligations). Mortgage pass-through securities created by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers or the mortgage poolers.

    CMOs are hybrid mortgage related instruments. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA. CMOs are structured into multiple classes, with each class bearing a different stated maturity. Monthly payments of principal, including prepayments, are first returned to investors holding the shortest maturity class and investors holding the longer maturity classes receive principal only after the first class has been retired. CMOs that are issued or guaranteed by the U.S. Government or by any of its agencies or instrumentalities will be considered U.S. Government securities by the Fund, while other CMOs, even if collateralized by U.S. Government securities, will have the same status as other privately issued securities for purposes of applying the Fund's diversification test.

    SMBS are derivative multiple-class mortgage-backed securities, usually structured with two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. A typical SMBS will have one class receiving some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In the most extreme case, one class will receive all of the interest (the "interest only" class), while the other class will receive all of the principal (the "principal only" class).

    Investing in Mortgage-Backed Securities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. These risks include the failure of a counter-party to meet its commitments, adverse interest rate changes and the effects of prepayment on mortgage cash flows. In addition, investing in the lowest tranche of CMOs involves risks similar to those associated with investing in equity securities.

    Further, the yield characteristics of Mortgage-Backed Securities differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

    If the Mortgage-Backed Security is a fixed-income security, when interest rates decline, the value of an investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of an investment in fixed rate obligations can be expected to decline. In contrast, if the Mortgage-Backed Security represents an interest in a pool of loans with adjustable interest rates, as interest rates on adjustable rate mortgage loans are reset periodically, yields on investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

    If a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors, and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment, and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, the Fund may fail to recoup fully its investment in Mortgage-Backed Securities, notwithstanding any direct or indirect governmental or agency guarantee. When the Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

    SHORT SALES "AGAINST THE BOX." Each of the Funds may engage in short sales "against the box." While a short sale is made by selling a security the Fund does not own, a short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short.

    WHEN ISSUED AND/OR DELAYED DELIVERY. Each of the Funds may purchase and sell securities on a when-issued or delayed-delivery basis. When-issued or delayed-delivery transactions arise when securities are purchased or sold by the Fund, with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Such securities are subject to market fluctuations, and no interest accrues to a Fund until the time of delivery. The value of the securities may be less at the time of delivery than the value of the securities when the commitment was made. When a Fund engages in when-issued and delayed-delivery transactions, it relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. To the extent any Fund engages in when-issued and delayed-delivery transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objective and policies, and not for the purpose of investment leverage. No Fund may commit more than 25% of its total assets to the purchase of when-issued and delayed-delivery securities. A separate account of liquid assets consisting of cash, U.S. Government securities or other high grade debt obligations equal to the value of any purchase commitment of a Fund shall be maintained by the Fund's custodian until payment is made.

    ILLIQUID SECURITIES. The Funds may invest in illiquid securities, which may be difficult to sell promptly at an acceptable price. This difficulty may result in a loss or be costly to a Fund.

    INTEREST RATES. Each Fund may invest in debt securities. The market value of debt securities that are sensitive to prevailing interest rates is inversely related to actual changes in interest rates. That is, an interest rate decline produces an increase in a security's market value and an interest rate increase produces a decrease in value. The longer the remaining maturity of a security, the greater the effect of an interest rate change. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of its creditworthiness also affect the market value of that issuer's debt securities.

    U.S. GOVERNMENT SECURITIES. Although U.S. Government securities and high-quality debt securities are issued or guaranteed by the U.S. Treasury or agency or instrumentality of the U.S. Government, not all U.S. Government securities are backed by the full faith and credit of the United States. For example, securities issued by the General Farm Credit Bank or by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. On the other hand, securities issued by the Student Loan Marketing Association are supported only by the credit of the instrumentality.

    LIMITED OPERATING HISTORY OF FUND. The Small Cap Fund commenced operations on February 16, 1996 and thus has a limited operating history.

    SMALL COMPANIES. The Small Cap Fund intends to invest in small market capitalization companies. Investing in such securities may involve greater risks since these securities may have limited marketability and, thus, may be more volatile. Because small-sized companies normally have fewer outstanding shares than larger companies, it may be difficult for a Fund to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. In addition, small companies are typically subject to a greater degree of changes in earnings and business prospects than are larger, more established companies.

    LENDING OF PORTFOLIO SECURITIES. The Funds may loan portfolio securities to broker-dealers or other institutional investors if at least 100% cash (or cash equivalent) collateral is pledged and maintained by the borrower. The Funds believe that the cash collateral minimizes the risk of lending their portfolio securities. Such loans of portfolio securities may not be made if the aggregate of such loans would exceed 20% of the value of a Fund's total assets. If the borrower defaults, there may be delays in recovery of loaned securities or even a loss of the securities loaned, in which case the Fund would pursue the cash (or cash equivalent) collateral. While there is some risk in loaning portfolio securities, loans will be made only to firms or broker-dealers deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. For additional disclosure, see "INVESTMENT RESTRICTIONS--LOANS OF PORTFOLIO SECURITIES" in the Statement of Additional Information.

    PORTFOLIO TURNOVER. The Funds generally do not trade in securities with the goal of obtaining short-term profits, but when circumstances warrant, securities will be sold without regard to the length of time the security has been held. A higher portfolio turnover rate may involve correspondingly greater transaction costs, which will be borne directly by the Funds, as well as additional realized gains and/or losses to shareholders. See "ALLOCATION OF BROKERAGE," and "TAXES" in the Prospectus. The annual portfolio turnover rate of the Funds may at times exceed 100%. The portfolio turnover rates are shown in the Condensed Financial Information section of this Prospectus.

    TEMPORARY DEFENSIVE INVESTMENTS. For temporary defensive purposes, the Funds may invest up to 100% of their assets in fixed income securities, cash and cash equivalents. The fixed income securities in which each Fund will invest in such a situation shall consist of corporate debt securities (bonds, debentures and notes), asset-backed securities, bank obligations, collateralized bonds, loan and mortgage obligations, commercial paper, preferred stocks, repurchase agreements, savings and loan obligations, and U.S. Government and agency obligations. The fixed income securities will be rated investment grade or higher (BBB by S&P and Baa by Moody's) and will have maturities of three years or less. When the Fund assumes a temporary defensive position, it may not invest in securities designed to achieve its investment objective.

                     --------------------------------------

                                 MANAGEMENT OF
                                   THE FUNDS
                       ----------------------------------

    The Funds are managed by the Trust's Board of Trustees, and all powers and authorities are exercised by or under the direction of the Board of Trustees.

    ADVISER. Subject to the policies of, review by, and overall control of the Board of Trustees of the Trust, the Adviser has been retained by each Fund to act as its manager and investment adviser pursuant to investment advisory agreements.

    The Adviser was incorporated in 1980 and has been engaged in the business of providing investment advice since July 1, 1980 to individual and institutional accounts, such as corporate pension and profit sharing plans, as well as mutual funds. The Adviser currently has over $4 billion in assets under management. The address of the Adviser is 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204.

    James E. Crabbe and Richard S. Huson are controlling shareholders of the Adviser. Mr. Crabbe and Mr. Huson are primarily responsible for the day-to-day management of the Adviser. Mr. Crabbe is President and a director of the Adviser and Mr. Huson is Vice President, Secretary and a director.

    Each Fund pays the Adviser a fee for its services that accrues daily and is payable bi-monthly. Fees are based on a percentage of the average daily net assets of each Fund, as set forth below:

NET ASSET VALUE                                      ANNUAL RATE
--------------------------------------------------  -------------
First $100 million................................        1.00%
Next $400 million.................................        0.85%
Amounts over $500 million.........................        0.60%

    Fees paid by each of the Funds are higher than those paid by most other mutual funds, although the fees paid by these Funds are comparable to mutual funds with similar objectives and policies. From time to time, the Adviser may voluntarily waive all or a portion of its management fee and/or reimburse certain Fund expenses without further notification of the commencement or termination of such waiver or reimbursement. Any such waiver or reimbursement will temporarily lower a Fund's overall expense ratio and increase a Fund's overall return to investors. Additionally, many states require that mutual funds meet certain expense limitations. The Funds, their Adviser, Distributor, and Transfer Agent intend to qualify, meet, or conform to any individual state requirements while the Funds are registered in that state. The Funds bear all expenses incurred in their operation as they are incurred, other than those assumed by the Adviser or the Distributor.

    Management of the Small Cap Fund portfolio is handled on a day-to-day basis by a team consisting of Mr. Crabbe and John W. Johnson. Mr. Crabbe is coordinator of the team. Mr. Crabbe has served in various management positions with the Adviser since 1980 and has managed the portfolio of the Crabbe Huson Special Fund since January 1, 1990. Prior to joining the Adviser, Mr. Johnson was a private investment banker from November, 1991 to May, 1995. Between August, 1988 and November, 1991, Mr. Johnson was Director of Equity Investments for Kennedy Associates.

    The portfolios of the Equity and Asset Allocation Funds are managed on a day-to-day basis by a team consisting of John E. Maack, Jr., Marian L. Kessler, Robert E. Anton, Garth R. Nisbet and Mr. Huson. Mr. Huson is coordinator of the team. Mr. Huson has served in various management positions with the Adviser since 1980. Mr. Maack has been employed as a portfolio manager and securities analyst by the Adviser since 1988. Ms. Kessler joined the Adviser in August, 1995. From September, 1993 until July, 1995, Ms. Kessler was a portfolio manager with Safeco Asset Management. Between August, 1986 and June, 1993, Ms. Kessler was an equity analyst for IDS Financial Services. Mr. Anton joined the Adviser in June, 1995. Prior to joining the Adviser, Mr. Anton served 17 years as Chief Investment Officer, Portfolio Manager at Financial Aims Corporation. Mr. Nisbet joined the Adviser in April, 1995. From February, 1993 until March, 1995, Mr. Nisbet worked for Capital Consultants, Inc. as a portfolio manager of its fixed income portfolio. Prior to joining Capital Consultants, Mr. Nisbet was a Vice President and the fixed income portfolio manager at Lincoln National Investment Management.

    ADMINISTRATORS. The Funds have retained State Street Bank and Trust Company ("State Street") to provide administrative services to the Funds. Such services relate to administration, operations and compliance. For such services, the Funds have agreed to pay State Street a fee based on the total assets of the funds managed by the Adviser. The fee shall be as follows: first $500 million managed by Adviser--.06%; next $500 million--.03%; thereafter--.01%. Each Fund pays its pro rata share of such fee.

    CUSTODIAN, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND SHAREHOLDER SERVICING. Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, acts as Custodian of the cash and securities of each Fund.

    State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110, 800-541-9732, acts as Transfer Agent and Dividend Disbursing Agent for the Fund. The Transfer Agent uses Boston Financial Data Services, a 50% owned subsidiary, as its servicing agent in carrying out the Transfer Agent's responsibilities to the Fund.

    DISTRIBUTOR. Shares of the Funds are distributed by Crabbe Huson Securities, Inc. (the "Distributor"). Mr. Crabbe and Mr. Huson own 100% of the stock of the Distributor.

                     --------------------------------------

                                CONTROL PERSONS
                       ----------------------------------


    As of September 20, 1996, 100% of the outstanding voting securities of the Equity Fund and Asset Allocation Fund are owned by The Crabbe Huson Equity Fund, Inc. and The Crabbe Huson Asset Allocation Fund, Inc., respectively.


                     --------------------------------------

                                NET ASSET VALUE
                       ----------------------------------

    The net asset value ("NAV") of a share is determined as of 4 p.m. Eastern Time, or the close of the NYSE, whichever is earlier, on each day during which securities are traded on the NYSE. A class's NAV is the value of a single share. The value of a single share of a class is computed by adding that class's pro rata share of the value of the applicable Fund's investments, cash and other assets, subtracting that class's pro rata share of the value of the applicable Fund's liabilities, subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class that are outstanding.

    Each Fund's assets are valued on the basis of market quotations, if available. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets are valued by a method that the Board of Trustees believes accurately reflects fair value.

                     --------------------------------------

                            PERFORMANCE COMPARISONS
                       ----------------------------------

    The Funds may compare their performance to other mutual funds with similar investment objectives and to the mutual fund industry as a whole, as quoted by ranking services and publications of general interest. These services or publications may include Lipper Analytical Services, Inc., Schabacker's Total

Investment Service, CDA Technologies, SEI, Frank Russell Trust, BARRON'S BUSINESS WEEK, CHANGING TIMES, THE FINANCIAL TIMES, FINANCIAL WORLD, FORBES, INVESTOR'S DAILY, MONEY, MORNINGSTAR MUTUAL FUNDS, PERSONAL INVESTOR, THE ECONOMIST, THE WALL STREET JOURNAL, INDIVIDUAL INVESTOR, LOUIS RUKEYSER'S WALL STREET, FINANCIAL WORLD, and USA TODAY. These ranking services and publications rank the performance of the Funds against all other funds over specified periods and against funds in specified categories. The Funds may include presentations of, or may compare their performance or the performance of the Funds' Adviser to a recognized stock index, including the Standard & Poor's 500, Standard & Poor's Mid-Cap 400 Index, Value Line Composite Index, Dow Jones Industrial Average, NASDAQ/OTC Price Index, Russell 2000 Index, Wilshire 5000 Equity Index, the Lehman Brothers Government/Corporate Bond Index and Salomon Bond indices. The comparative material found in advertisements, sales literature, or in reports to shareholders may contain past or present performance ratings. This is not to be considered representative or indicative of future results or future performance.

    The performance of a specific Fund will be calculated as required by the rules of the SEC. The Funds may also publish average annual total return quotations for recent one, five and ten-year periods and will graphically illustrate the redeemable value of an initial investment over some given period of time. These standardized calculations do not reflect the impact of federal or state income taxes.

    The yields of each of the Funds are not fixed and will fluctuate. The principal value of an investment in each Fund at redemption may be more or less than its original cost. In addition, investments in the Funds are not insured and an investor's yield is not guaranteed.

    The Fund's investment results will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and operating expenses of the Fund. These factors and possible differences in the methods used in calculating investment results should be considered when comparing performance information regarding the Fund to information published for other investment companies and other investment vehicles. You should also consider return quotations relative to changes in the value of the Fund's shares and the risks associated with the Fund's investment objectives and policies. At any time in the future, return quotations may be higher or lower than past return quotations, and there may be no assurance that any historical return-quotation will continue in the future.

    For more information about the calculation methods used to compute the Fund's investment results, see "YIELD AND PERFORMANCE" in the Statement of Additional Information. The annual report for the Funds contains information about the performance of the Funds, and is available upon request, without charge, by calling Investor Services at (800) 541-9732.

                   ------------------------------------------

                            ALLOCATION OF BROKERAGE
                       ----------------------------------


    The Adviser is responsible for the overall management of the portfolio of each Fund and determines which brokers will execute the purchase and sale of the portfolio securities. The Adviser's foremost objective is to place orders so as to achieve prompt execution at the most favorable price. However, the Adviser is authorized, in recognition of the value of brokerage and research services provided, to pay commissions to a broker in excess of the amounts which another broker might have charged for effecting the same transaction. The Adviser may also execute Fund portfolio transactions with broker-dealers that provide services to the Funds pursuant to a written agreement. Under these arrangements, participating Funds direct the Adviser to execute a portion of the Fund's transactions to a broker-dealer in return for a credit which represents a percentage of the total commissions generated through the broker-dealer. The Fund uses the credit to reduce transfer agent, custodian, shareholder servicing and other expenses of the Fund. Provided the Funds receive prompt execution at competitive prices, the Adviser may execute portfolio transactions through broker-dealers who also sell the Funds' shares. Additional information about portfolio brokerage is included in the Statement of Additional Information.


                     --------------------------------------

                               CAPITAL STRUCTURE
                       ----------------------------------


    Beneficial interests in the Trust are divided into shares, all without par value. The shares may be divided in separate series, with each series representing investments in a particular portfolio and sub-series (classes) of each series, all at the discretion of the Board of Trustees. Shareholders of each of the Funds are entitled to one vote for each dollar of net asset value held. Shareholders shall have the power to vote only on the following matters:
(1) the election of the initial trustees of the Trust, the removal of trustees, and to the extent required by the 1940 Act, the subsequent election of any trustee to fill any vacancy (although trustees may be elected to fill vacancies or be removed by the Board of Trustees without a vote of Shareholders, subject to certain restrictions in the 1940 Act); (2) any contract entered into by the Trust to the extent Shareholders' approval is required by the 1940 Act; (3) with respect to any termination or reorganization of the Trust or any series thereof to the extent and as provided in the Declaration of Trust; (4) with respect to any amendment of the Declaration of Trust that adversely affects the rights of the shareholder; (5) with respect to derivative actions whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or any series of the Trust or the Trust shareholders; (6) an amendment of the Fund's Fundamental Policies as set forth in the Trust's By-laws; and (7) with respect to such additional matters relating to the Trust as may be required by the 1940 Act, the Declaration of Trust, the By-laws of the Trust, any registration of the Trust with the SEC (or any successor agency) or any state, or as the Trustees may consider necessary or desirable. Separate votes are taken by each class of shares, fund or trust, if a matter affects that class of shares, the Fund or the Trust, respectively. Shares issued are fully paid and nonassessable and have no preemptive or conversion rights. Each share is entitled to participate equally in dividends and distributions declared by its respective Fund and in the net assets of that Fund upon liquidation or dissolution after satisfaction of outstanding liabilities. Amendment to the Declaration of Trust may be made upon approval by shareholders holding the lesser of (i) 67% or more of the shares entitled to vote on the matter, present in person at the meeting or represented by proxy, if holders of more than 50% of the shares entitled to vote on the matter are present, in person or by proxy, or (ii) a majority of the shares issued and outstanding.

                     --------------------------------------

                                     YIELD
                       ----------------------------------

    The SEC has imposed a number of rules and policies regarding the calculation of yield. The Fund intends to continually comply with these rules and policies in their quotation of yield. For an explanation of the method of yield calculation, see "CALCULATION OF PERFORMANCE DATA" in the Statement of Additional Information.

                     --------------------------------------

                               INVESTOR SERVICES
                       ----------------------------------

INFORMATION YOU NEED TO KNOW TO PURCHASE, REDEEM OR EXCHANGE SHARES

Investor Services Telephone:    (800)
                                541-9732
                                Mail:          Crabbe Huson Funds
                                               P.O. Box 8413
                                               Boston, MA 02266-8413
Crabbe Huson "Instant Access":  (800)
                                235-2442
                                Express Mail:  Crabbe Huson Funds
                                               Two Heritage Drive
                                               Quincy, MA 02171
                                Internet:  http://www.contrarian.com

    The Fund's shares are offered to the public with no sales load. Crabbe Huson Securities, Inc. (the "Distributor"), Portland, Oregon, an affiliate of the Adviser and a corporation organized under the laws of Oregon, is the distributor of the Fund's shares. The shares are offered by the Distributor directly to the public or through Financial Intermediaries that have established a shareholder servicing relationship with the Fund or Distributor.

    If there is no account application accompanying this Prospectus, you may obtain one by calling your Financial Intermediary or by calling Investor Services. If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact Investor Services for more information on retirement accounts.

TYPES OF ACCOUNTS AVAILABLE:

    -  Individual, Joint Tenants, Tenants in Common

    -  Trusts

    - Businesses or Organizations (corporations, partnerships or other groups) Gifts or Transfers to Minors

    - Retirement Accounts (Individual Retirement Accounts (IRA), Spousal IRA, Simplified Employee Pension IRA (SEP-IRA), Salary Reduction-SEP IRA (SAR-SEPIRA) or 403(b) Tax Sheltered Accounts)

    - Others (contact Investor Services for information regarding other accounts)

    Note, if you are considering adopting any type of retirement plan, you should consult with your own legal or tax adviser, with respect to the establishment and maintenance of such a plan.


    MINIMUM INVESTMENTS. The minimum investment in any Fund is $1,000,000. Additional Investments in any Fund must be in amounts of at least $10,000. Shares may be purchased through Financial Intermediaries which maintain a single account with a Fund. In those instances, the investment minimums may be satisfied by the Financial Intermediary. See "WHAT YOU SHOULD KNOW ABOUT BUYING SHARES THROUGH A FINANCIAL INTERMEDIARY." The Adviser, in its sole discretion, may waive any minimum purchase requirements. The Funds reserve the right to vary the initial and subsequent investment minimums at any time. The Funds will provide you with written notice of any such change.

                     --------------------------------------

                                HOW TO PURCHASE
                                  YOUR SHARES
                       ----------------------------------

HOW TO OPEN AN ACCOUNT:

-          Mail:           Complete and sign the account application,
                           indicating the Fund, class and dollar amount
                           you want to invest. Mail or express mail your
                           check with your completed application to the
                           appropriate address listed above under
                           "INFORMATION YOU NEED TO KNOW TO PURCHASE,
                           REDEEM OR EXCHANGE SHARES."

-          Exchange:       You may exchange your shares for shares of
                           another Crabbe Huson Fund, provided the
                           dollar value of the shares you desire to
                           exchange meet the minimum investment
                           requirement of the new Fund. Call Investor
                           Services for more information about this
                           option.

-          Financial
           Intermediaries: You may purchase shares in a Fund by
                           contacting your Financial Intermediary. See
                           "WHAT YOU SHOULD KNOW ABOUT BUYING SHARES
                           THROUGH A FINANCIAL INTERMEDIARY."

HOW TO PURCHASE ADDITIONAL SHARES:

-          Mail:           Detach and complete the stub attached to your
                           statement. Make a check payable to Crabbe
                           Huson Funds, write your shareholder account
                           number on your check, and include your
                           investment stub(s) or a note designating how
                           the amount of your check is to be invested by
                           Fund and class. Mail or express mail the
                           above to the appropriate address listed above
                           under "INFORMATION YOU NEED TO KNOW TO PUR-
                           CHASE, REDEEM OR EXCHANGE SHARES."

-          Telephone:      As an existing shareholder, you may also
                           purchase shares by calling Investor Services
                           at the telephone number listed above under
                           "INFORMATION YOU NEED TO KNOW TO PURCHASE,
                           REDEEM OR EXCHANGE SHARES."

-          Wire:           You may purchase shares by wiring funds from
                           your bank account. In order to purchase
                           additional shares by wire transfer, you need
                           to call Investor Services to place your order
                           and then wire transfer your funds to the
                           following wire transfer address: State Street
                           Bank & Trust Co., 225 Franklin Street,
                           Boston, MA 02110, ABA No. 011 000 28, FOR
                           CREDIT: Crabbe Huson, DDA No. 99051039,
                           Shareholder Name, Name of Fund and Class,
                           Shareholder Account Number.

WHAT YOU SHOULD KNOW ABOUT BUYING SHARES BY MAIL:

    If payment and an account application is received in proper form by the close of regular trading on the NYSE (currently 4:00 p.m., Eastern Time) on a day that the Fund calculates its net asset value (a "business day"), the purchase will be made at the Fund's net asset value calculated at the end of that day. If payment is received after the close of regular trading on the NYSE, the purchase will be effected at the Fund's net asset value determined for the next business day after payment has been received.

    Make all checks or money orders payable to Crabbe Huson Funds. The Funds will not accept purchases made by cash or credit card. Checks payable to the investor and endorsed to the order of the Fund will not be accepted as payment and will be returned to the sender. If a check used for purchase does not clear, the Fund will cancel the purchase and the investor may be liable for any losses or fees incurred. In order to prevent lengthy processing delays caused by the clearing of foreign checks, the Funds will only accept a foreign check drawn in U.S. dollars issued by a foreign bank with a U.S. correspondent bank. The name of the U.S. correspondent bank must be printed on the face of the check. Further documentation may be requested from corporations, executors, administrators, trustees, guardians, agents, or attorneys in fact.

WHAT YOU SHOULD KNOW ABOUT BUYING ADDITIONAL SHARES BY TELEPHONE:

    The Funds may, at their discretion, accept purchase orders from existing shareholders by telephone, although the order is not accompanied by payment for the shares being purchased. To receive the net asset value for a specific day, a telephone purchase request must be received before the close of the NYSE on that day. Payment for shares ordered in this way must be received by the Funds' Transfer Agent within three business days after acceptance of the order. If payment is not received on time, a Fund may cancel the order and redeem the shares held in the shareholder's account to compensate the Fund for any decline in the value of the purchased shares.

WHAT YOU SHOULD KNOW ABOUT BUYING SHARES THROUGH A FINANCIAL INTERMEDIARY:


    Shares of each Fund are offered through Financial Intermediaries that have established a shareholder servicing relationship with the Fund on behalf of their customers. The Fund pays no compensation to such entities, although the Adviser may make payments to such Financial Intermediaries out of its own management fee revenue, past profits, or other resources. Financial Intermediaries may impose additional or different conditions on the purchase or redemption of Fund shares by their customers and may charge their customers transaction or account fees on the purchase and redemption of Fund shares and on maintenance of such accounts. Each Financial Intermediary is responsible for transmitting to its customers a schedule of any such fees and information regarding any additional or different conditions regarding purchases and redemptions. Shareholders who are customers of Financial Intermediaries should consult their Financial Intermediary for information regarding these fees and conditions.


    Financial Intermediaries that have entered into agreements with the Fund and/or its Distributor may enter confirmed purchase orders on behalf of clients and customers, with payment to follow no later than the Funds' pricing on the following business day. If payment is not received by such time, the Financial Intermediary could be held liable for resulting fees and losses.

                     --------------------------------------

                                 HOW TO REDEEM
                                  YOUR SHARES
                       ----------------------------------

    You may arrange to take money out of your account at any time by selling (redeeming) some or all of your shares. Shares may be redeemed at any time, without charge, at the net asset value per share next determined after receipt by the Transfer Agent of a redemption request in proper form from the investor. Payment for all shares redeemed will be made within three business days after receipt of a redemption request in proper form except (as outlined by the 1940
Act) during a period when 1) trading on the NYSE is restricted or the NYSE is closed for other than customary weekends and holidays, 2) the SEC has by order permitted such suspension for the protection of the Fund's shareholders, or 3) an emergency exists making disposal of portfolio securities or valuation of net assets of the applicable class not reasonably practicable.

    When a request for redemption is made shortly after the purchase of shares, you will not receive the redemption proceeds until the check(s) received for the shares purchased has cleared. Under such circumstances, it may take as long as 15 days for a shareholder to receive the proceeds of a redemption. You may avoid such delays by purchasing shares with a certified or cashier's check, or by federal funds wire.

    To redeem your shares in a non-retirement account, you may use any of the methods described below. To sell shares in a retirement account, you should contact Investor Services or your Financial Intermediary for special instructions. For your protection, certain redemption requests may require a signature guarantee. See "Special Situations--Signature Guarantee." You may redeem shares in the following ways:


-          Mail:           To be in proper form, written requests for
                           redemption must include 1) the total dollar
                           value of shares or the total number of shares
                           to be redeemed, 2) the investor's account
                           number, 3) the Fund's name and applicable
                           class name, and 4) the signature of each
                           registered owner exactly as the shares are
                           registered, and 5) in certain situations, a
                           signature guarantee. See "Special
                           Situations-Signature Guarantee." The Transfer
                           Agent may require additional supporting
                           documents for redemptions made by
                           corporations, executors, administrators,
                           trustees, or guardians. A redemption request
                           will not be deemed to have been submitted
                           until the Transfer Agent receives

                           all required documents in proper form. All documents and correspondence concerning redemptions should be sent to Investor
                           Services at the address listed above under "INFORMATION YOU NEED TO KNOW TO PURCHASE,
                           REDEEM OR EXCHANGE SHARES."

-          Telephone:      You may redeem shares by calling Investor
                           Services at the telephone number listed above
                           under "INFORMATION YOU NEED TO KNOW TO
                           PURCHASE, REDEEM OR EXCHANGE SHARES."

-          Wire:           Should you wish to receive instructions on
                           how to obtain your funds by wire, please call
                           Investor Services. At the present time there
                           is no fee charged for redemptions by wire
                           transfer. However, in the future the Funds
                           may elect to impose such a fee.

-          Financial
           Intermediaries: Shares may also be redeemed by telephone from
                           Financial Intermediaries who have established a shareholder servicing relationship with the Distributor and/or the Funds. Such redemption orders should be placed by the Financial
                           Intermediary with the Transfer Agent. Shares will be redeemed at the net asset value determined on a shareholder's trade date. The three-day period within which the proceeds of the redemption will be sent to the shareholder or shareholder's Financial
                           Intermediary will begin on the day of the net asset value calculation, unless the Transfer
                           Agent has not received a written request in proper form from the Financial Intermediary by the third day. In that event, the proceeds of the redemption will be sent to the shareholder or the shareholder's Financial
                           Intermediary immediately upon the Transfer
                           Agent's receipt of the written request in proper form. Financial Intermediaries are responsible for the prompt transmittal of redemption orders to the Transfer Agent.
                           Financial Intermediaries not affiliated with a Fund may charge a fee for handling redemptions.

                     --------------------------------------

                                HOW TO EXCHANGE
                                  YOUR SHARES
                       ----------------------------------

    BEFORE MAKING AN EXCHANGE TO ANOTHER FUND, THE INVESTOR SHOULD READ THE PROSPECTUS RELATING TO THE FUND OR FUNDS INTO WHICH SHARES ARE BEING EXCHANGED.

    The proceeds from the redemption of your shares may be used to purchase shares of any other Fund in every state in which the exchange may be made legally, provided you may only exchange if the dollar value of the exchange is sufficient to satisfy any minimum investment requirements in the new Fund. You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. The exchange privilege is a standard option on all accounts. If you do not want this option, please mark the appropriate box on the application. You may exchange shares in the following ways:

-          Exchange by
           Mail: Any written exchange request, in proper form, may be mailed or express mailed to the Transfer Agent to the appropriate address listed above under "INFORMATION YOU NEED TO
                           KNOW TO PURCHASE, REDEEM OR EXCHANGE YOUR
                           SHARES."

-          Exchange by
           Telephone:      You may exchange shares by telephone by
                           contacting Investor Services at the number
                           listed above under "INFORMATION YOU NEED TO
                           KNOW TO PURCHASE, REDEEM OR EXCHANGE YOUR
                           SHARES."

    The exchange of shares of the Fund for shares of another fund is treated for federal and state income tax purposes as a sale on which an investor may realize a capital gain or loss.

    Excessive trading can hurt Fund performance. Each Fund reserves the right to terminate or modify the exchange privilege applicable to all shareholders at any time upon 60 days' notice. This exchange privilege may be temporarily or permanently suspended with respect to any shareholder that engages in more than ten exchanges in any 12-month period.

WHAT YOU SHOULD KNOW ABOUT TELEPHONE TRANSACTIONS:

    Each Fund, the Adviser and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are properly authorized. The failure of a Fund to do so may result in the Fund being liable for losses due to unauthorized or fraudulent telephone transactions. However, a Fund, the Adviser and the Transfer Agent will not be liable for executing telephonic instructions that are deemed to be authorized after following reasonable procedures. Such reasonable procedures include providing written confirmation of telephone transactions, tape recording telephone instructions, and requiring specific personal information prior to acting upon telephone instructions.

                     --------------------------------------

                               WHEN TRANSACTIONS
                                  ARE RECORDED
                                IN YOUR ACCOUNT
                       ----------------------------------

    Your trade date is the date when transactions are recorded in your account. Your shares are purchased, redeemed or exchanged at the net asset value determined on your trade date.

                     --------------------------------------

                                   STATEMENTS
                       ----------------------------------

    You will receive a quarterly summary of all account activity for the most recent calendar quarter and an annual statement which includes all activity during the most recent year. You will also receive a statement of account after any transaction that affects your share balance or share registration, other than for the reinvestment of dividends or distributions or investments made through the Systematic Exchange Program discussed below. See "SPECIAL SERVICES." In addition to the annual statement, you will also receive, in January, a full report of your account activity during the prior year.

                     --------------------------------------

                               SPECIAL SITUATIONS
                       ----------------------------------

    SIGNATURE GUARANTEE. A signature guarantee is designed to protect you and the Funds from fraudulent transactions by unauthorized persons. In the following instances, the Funds will require a signature guarantee for all authorized owners of an account:

    -  you wish to redeem more than $15,000 worth of shares;


    - the redemption proceeds are to be sent to a different name or address than is registered on your account;



    -  you wish to change your name or add/remove an owner on your account; or



    - you wish to add/change a beneficiary on your transfer-on-death account or retirement account.


    A signature guarantee may be obtained from any eligible guarantor institution, as defined by the SEC. These institutions include banks, savings associations, credit unions, brokerage firms and others. A notary public stamp or seal is not acceptable.

    INVOLUNTARY CONVERSION. In order to reduce expenses, if the shares in your account other than a tax-deferred retirement account, are worth less than $750,000, the Fund may, at its discretion, elect to convert the shares into shares of that Fund's Primary Class. You will receive 60 days' prior written notice in which to purchase additional shares, to avoid such a conversion.

    INVOLUNTARY REDEMPTION. Any Fund may compel the redemption of shares if, in its opinion, such action would prevent the Fund from becoming a personal holding company, as defined by the Code.

                     --------------------------------------

                                SPECIAL SERVICES
                       ----------------------------------

    SYSTEMATIC EXCHANGE. Systematic Exchange allows you to make regular, systematic exchanges of at least $10,000 from one Crabbe Huson Fund into another Crabbe Huson account. When you establish a systematic exchange program, you authorize the Fund, the Transfer Agent and their agents to sell shares at a set dollar amount or number of shares from the first account and purchase shares of a second Crabbe Huson Fund. An exchange transaction is a sale and purchase of shares for federal income tax purposes and may result in a gain or loss. To establish this program, you may call your Financial Intermediary or Investor Services at (800) 541-9732. You may only make a systematic exchange into shares of the Institutional Class of one of the Funds. Further, both accounts must satisfy all investment minimums.

                     --------------------------------------

                        DIVIDENDS, CAPITAL GAINS, TAXES
                       ----------------------------------

    Each Fund distributes substantially all of its net investment income and capital gains (if any) to shareholders each year. Each Fund declares and distributes realized capital gains, if any, to shareholders in December. Dividends for the Small Cap and Equity Funds are distributed in December. Dividends for the Asset Allocation Fund are distributed on the last business day of each fiscal quarter.

    On the date the dividends or capital gains are declared, they will automatically be reinvested in additional shares of the same class of your Fund unless you have elected to receive payments in cash. You may elect the option to receive your distributions in cash by so specifying on your application.

    Each Fund intends to qualify each year as a "regulated investment company" under the Code so it will not pay federal taxes on either income or capital gains distributed to shareholders, although there can be no assurance that they will so qualify.

    Each Fund will be subject to a 4% excise tax on a portion of its undistributed income if they fail to meet certain annual distribution requirements. Each Fund intends to make distributions in a timely manner and, accordingly, does not expect to be subject to the excise tax.

    For federal income tax purposes, all distributions are reportable as taxable income whether a shareholder elects to take them in cash or reinvest them in additional shares of a Fund.

    Distributions representing net investment income (including short-term capital gains) are taxable as ordinary income. Distributions derived from net long-term capital gains that are properly designated by a Fund as such will be taxable to shareholders as long-term capital gains, regardless of how long the shareholder has held the shares.

    Under the Revenue Reconciliation Act of 1993 (the "Act"), potentially favorable income tax treatment on distributions representing long-term capital gains has been restored, effective for tax years beginning after 1992. Under the Act, ordinary income may be taxed at marginal rates significantly (up to 11.6%) higher than the marginal rate at which long-term capital gains are taxed. Accordingly, distributions representing net long-term capital gains may be subject to a reduced rate of tax to shareholders.

    Shareholders may be subject to a $50 penalty under the Internal Revenue Code and the Funds may be required to withhold and remit to the U.S. Treasury a portion (31%) of any redemption or repurchase proceeds (including the value of shares exchanged into another fund for whom the Adviser acts as Adviser) and of any dividend or distribution on any account, where the shareholder failed to provide a correct taxpayer identification number or to make certain required certifications.

    The foregoing relates only to federal income tax consequences for shareholders who are U.S. citizens or corporations. Shareholders should consult their own tax advisers regarding these matters, and regarding state, local, and other applicable tax laws.

    Each Fund will issue annually, in January, a full report to each shareholder detailing the tax status of each distribution to the shareholder during the calendar year. The Fund do not assume any responsibility for the calculation of any taxable gain (or loss) from the purchase and sale of Fund shares, including purchases made with reinvested dividends and/or capital gains. Every shareholder should consult with their tax adviser concerning such calculations and tax consequences.

    Each Fund will be treated as a separate entity and thus the provisions of the Code applicable to registered investment companies generally will be applied to each fund separately instead of the Trust as a whole. Net capital gains, net investment income and operating expenses will be determined separately for each Fund.

                   ------------------------------------------

                                   APPENDIX A
                       ----------------------------------

BOND RATING AGENCIES:

    The following is a description of the bond ratings employed by Moody's Investors Service, Inc. ("Moody's").

    Aaa: Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are unlikely to impair the fundamentally strong position of such issues.

    Aa: Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

    A: Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

    Baa: Bonds rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

    Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C: Bonds rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Moody's applies the numerical modifiers "1", "2", and "3" in each generic rating classification from Aa through B. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

    The following is a description of the bond ratings employed by Standards & Poor's Corporation ("S&P").

    AAA: Bonds rated AAA are highest-grade obligations. Capacity to pay interest and repay principal is extremely strong.

    AA: Bonds rated AA have a very strong capacity to pay interest and repay principal, and differ from the highest rated issues only in small degree.

    A: Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB: Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

    BB, B, CCC, CC, C: Debt rated BB, B, CCC, CC, and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

    B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

    CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

    CC: The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

    C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

    C1: The rating C1 is reserved for income bonds on which no interest is being paid.

    D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

    C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarding as having extremely poor prospects of ever attaining any real investment standing.

    The S&P letter rating may be modified by the addition of a plus (+) or minus sign (-), which is used to show relative standing within rating categories between AA to CCC.

    From time to time a bond rating agency may adjust its rating of a particular bond issue. Subsequent to a Fund's purchase of a bond, such a bond may have its rating reduced (down graded) to a category not permitted to be owned by that Fund, or it may cease to be rated. Neither case would require that a Fund eliminate such a bond from its portfolio. However, the Fund's Adviser will consider such an event in determining whether or not the Fund should continue to hold such a security.

                   ------------------------------------------

                                   APPENDIX B
                       ----------------------------------

HEDGING INSTRUMENTS:

    OPTIONS ON EQUITY AND DEBT SECURITIES--A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option term, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the option term. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option term, to buy the underlying security at the exercise price.

    OPTIONS ON SECURITIES INDICES--A securities index assigns relative values to the securities included in the index and fluctuates with changes in the market values of those securities. An index option operates in the same way as a more traditional stock option, except that exercise of an index option is effected with cash payment and does not involve delivery of securities. Thus, upon exercise of an index option, the purchase will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index.

    STOCK INDEX FUTURES CONTRACTS--A stock index futures contract is a bilateral agreement pursuant to which one party agrees to accept, and the other party agrees to make, delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks comprising the index is made. Generally, contracts are closed out prior to the expiration date of the contract.

    INTEREST RATE FUTURES CONTRACTS--Interest rate futures contracts are bilateral agreements pursuant to which one party agrees to make, and the other party agrees to accept, delivery of a specified type of debt security at a specified future time and at a specified price. Although such futures contracts by their terms call for actual delivery or acceptance of debt securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

    OPTIONS ON FUTURES CONTRACTS--Options on futures contracts are similar to options on securities or currency, except that an option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell a security or currency, at a specified price at any time during the option term. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by delivery of the accumulated balance that represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future. The writer of an option, upon exercise, will assume a short position in the case of a call and a long position in the case of a put.

    Purchase of these financial instruments allows the Adviser to hedge against changes in market conditions. For example, the Adviser may purchase a put option in a securities index or when it believes that the stock prices will decline. Conversely, the Adviser may purchase a call option in a securities index when it anticipates that stock prices will increase.

                               ------------------
                               CRABBE HUSON FUNDS
                               ------------------



                         Crabbe Huson Special Fund, Inc.
                           Crabbe Huson Small Cap Fund
                    Crabbe Huson Real Estate Investment Fund
                            Crabbe Huson Equity Fund
                       Crabbe Huson Asset Allocation Fund
                        Crabbe Huson Oregon Tax-Free Fund
                            Crabbe Huson Income Fund
                    Crabbe Huson U.S. Government Income Fund
                 Crabbe Huson U.S. Government Money Market Fund

                           (collectively, the "Funds")




                       -----------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------


                               October 1, 1996

     This Statement of Additional Information is meant to be read in conjunction with the combined Prospectus for the Primary Class of Shares of the Funds, the combined Prospectus of the Institutional Class of shares of the Crabbe Huson Small Cap Fund, the Crabbe Huson Equity Fund and the Crabbe Huson Asset Allocation Fund, each dated October 1, 1996, as amended or supplemented from time to time, and is incorporated by reference in its entirety into those Prospectuses. Because this Statement of Additional Information is not itself a prospectus, no investment in shares of any of the Funds should be made solely upon the information contained herein. Copies of each Prospectus may be obtained by calling (800) 541-9732 or writing the Funds at the Crabbe Huson Funds, P.O. Box 8413, Boston, MA 02266-8413.

                                -----------------
                                TABLE OF CONTENTS
                                -----------------

                                                                          Page
                                                                          ----

INTRODUCTION . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  3

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  3

TRUSTEES, DIRECTORS AND OFFICERS OF THE FUNDS. . . . . . . . . . . . . . . .  3

SERVICES PROVIDED BY THE ADVISER . . . . . . . . . . . . . . . . . . . . . .  6

ADMINISTRATIVE SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . . .  8

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES. . . . . . . . . . . . .  9

DISTRIBUTION PLAN. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12

PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . . . 15

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . . . . . . . . 18

LOANS OF PORTFOLIO SECURITIES. . . . . . . . . . . . . . . . . . . . . . . . 34

PURCHASE AND REDEMPTION OF FUND SHARES . . . . . . . . . . . . . . . . . . . 35

U.S. GOVERNMENT MONEY MARKET FUND. . . . . . . . . . . . . . . . . . . . . . 35

PRICING OF SECURITIES BEING OFFERED. . . . . . . . . . . . . . . . . . . . . 36

YIELD AND PERFORMANCE. . . . . . . . . . . . . . . . . . . . . . . . . . . . 37

DIVIDENDS, DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . . . . . . . . . 43

SPECIAL INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . . . . . 48

GENERAL INFORMATION. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 49

COUNSEL. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 51

AUDITORS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 51

CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT. . . . . . . . . . . 51

ADDITIONAL INFORMATION REGARDING
     CERTAIN INVESTMENTS BY THE FUNDS. . . . . . . . . . . . . . . . . . . . 52

SPECIAL INVESTMENT RISKS . . . . . . . . . . . . . . . . . . . . . . . . . . 53

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . . . 58

                                  ------------
                                  INTRODUCTION
                                  ------------

     This Statement of Additional Information sets forth information concerning the Funds, including information regarding the Funds' Primary Class and the Institutional Class offered by certain Funds. Information concerning each class is also set forth in the Prospectus for each class.

                                   ----------
                                   MANAGEMENT
                                   ----------

     The Trustees, Directors and officers of the Funds are listed below, together with information about their principal business occupations during the last five years.

TRUSTEES, DIRECTORS AND OFFICERS OF THE FUNDS
---------------------------------------------

     RICHARD S. HUSON,* 56, is a Trustee or Director and President of each
     ----------------
of the Funds. Mr. Huson is a chartered financial analyst. Mr. Huson is a director and Secretary of the Crabbe Huson Group, Inc., the Funds' Adviser (the "Adviser"). Mr. Huson has, since 1980, served in various positions with the Adviser, and is currently its Vice President/Secretary and is a portfolio managers. His business address is 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204.

     JAMES E. CRABBE,* 50, is a Trustee or Director and Vice President of each
     ---------------
of the Funds. He is a director and President of the Adviser. Mr. Crabbe has, since 1980, served in various positions with the Adviser, and is currently it President and a portfolio manager. His business address is 121 SW Morrison, Suite 1400, Portland, Oregon 97204.

     GARY L. CAPPS, 60, is a Trustee or Director of each of the Funds.  Mr.
     -------------
Capps has been the Executive Director of the Bend Chamber of Commerce since July 1992. Mr. Capps was the owner and Chief Executive Officer of ten radio stations in Oregon, Idaho and Washington from 1964 until 1986. He has been a director of Bank of the Cascades in Bend, Oregon since 1980, and has served as Chairman since 1983. His business address is 63085 N. Hwy 97, Bend, Oregon 97701.

     CHERYL BURGERMEISTER,* 45, is Treasurer of the Funds.  Ms. Burgermeister
     --------------------
has been employed by the Adviser for the past nine years, and has been the chief financial officer of the Adviser since 1989. Ms. Burgermeister's business address is 121 SW Morrison, Suite 1400, Portland, Oregon 97204. Ms.

------------------------------
*The persons indicated are "interested persons" of the Fund, as defined in the Investment Company Act of 1940 (the "1940 Act") as amended. They receive no trustees' or directors' fees or salaries from any of the Funds.

Burgermeister is Treasurer of Crabbe Huson Securities, Inc., the Funds' Distributor.

     LOUIS SCHERZER, 75, is a Trustee or Director of each of the Funds.  Mr.
     --------------
Scherzer is an officer of Scherzer Partners, Inc., a real estate development and management firm located at 5440 SW Westgate Drive, Suite 222, Portland, Oregon 97221. Mr. Scherzer has been an independent real estate developer and manager for more than 10 years.


     BOB L. SMITH, 57, is a Trustee or Director of each of the Funds.  Mr.
     ------------
Smith has been President of VIP's Industries since 1968, and has been a Director of Western Security Bank since 1980, a Director of KeyCorp since 1988 and a Director of Blue Cross/Blue Shield of Oregon since 1984. His business address is 280 Liberty Street S.E., Salem, Oregon 97301.


     CRAIG P. STUVLAND,* 40, is a Trustee or Director and Secretary of each
     -----------------
of the Funds. Mr. Stuvland has been employed by the Adviser since June, 1987; he is currently an Executive Vice President and a Director. Mr. Stuvland's business address is 121 S.W. Morrison, Suite 1400, Portland, Oregon 97204. Mr. Stuvland is President and a director of the Funds' Distributor.

     RICHARD P. WOLLENBERG, 79, is a Trustee or Director of each of the
     ---------------------
Funds. Mr. Wollenberg has been Chairman and Chief Executive Officer of Longview Fibre Company since 1978, and a Trustee of Reed College since 1962. His business address is Longview Fibre Company, P.O. Box 606, Longview, Washington 98632.

     WILLIAM WENDELL WYATT, JR., 45, is a Trustee or Director of each of the
     -------------------------
Funds. Mr. Wyatt has been Chief of Staff, Office of the Governor, State of Oregon, since April, 1995. From 1987 to 1995, he was President of the Oregon Business Council. His business address is 254 State Capitol, Salem, Oregon 97310-0370.

     All funds (other than the Special Fund) are separate series of Crabbe Huson Funds, a Delaware Business Trust (the "Trust"). The Special Fund is an Oregon corporation. In this Statement of Additional Information, a reference to "Board" shall be to each Fund's Board of Trustees or Board of Directors, as the case may be. For all Funds (other than the Special Fund), no annual or regular meeting is required. Thus, there will not ordinarily be an annual shareholder's meeting (including a meeting for the purpose of electing trustees) unless holding a meeting is required by the Investment Company Act of 1940, as amended (the "Act"), or unless a request to hold a meeting is properly made by at least 10 percent of the shareholders of the Trust if all shareholders of the Trust are entitled to vote on the matter or 10 percent of the affected series or class of a series if such vote is on a series by series or class by class basis.

In the case of the Special Fund, the Board is elected annually by the Fund's shareholders.

     Each Fund's Board is responsible for the overall management of the Fund, including general supervision and review of their investment policies and activities. The Board of the Trust and the Board of the Special Fund elect the officers who are responsible for supervising and administering the Funds' day-to-day operations. The Funds have an audit committee that reviews the auditor's report and management letters, reviews the terms of the auditor's engagement and makes recommendations to the Boards concerning the terms of the auditor's engagements. The audit committees currently consist of Messrs. Scherzer, Smith and Wyatt.

COMPENSATION OF OFFICERS AND DIRECTORS

     The following table sets forth compensation received by the disinterested directors of the Funds during the fiscal year ended October 31, 1995. No officer of any of the Funds received compensation in excess of $60,000.

                               COMPENSATION TABLE
                               ------------------




                                                               Total
                                                            Compensation
                                                             From Fund
                                                            Complex Paid
                          Aggregate Compensation from         to Each
Name of Person, Position      Fund, per Director         Trustee/Director
------------------------  ---------------------------    ----------------

Wollenberg, Smith,        Special Fund - $1,800                $7,200
Capps, Scherzer,          Real Estate Fund - $600
Directors                 Equity Fund - $1,600
                          Asset Allocation Fund -$1,600
                          Oregon Tax-Free Fund - $600
                          Income Fund - $200
                          U.S. Government Income
                           Fund - $200
                          U.S. Government Money
                           Market Fund - $600
                          Small Cap Fund*

Wyatt, Director           Special Fund - $1,400                $5,450
                          Real Estate Fund - $450
                          Equity Fund - $1,200
                          Asset Allocation Fund - $1,200
                          Oregon Tax-Free Fund - $450
                          Income Fund - $150
                          U.S. Government Income
                           Fund - $150
                          U.S. Government Money Fund - $450
                          Small Cap Fund*

    * The Small Cap fund commenced operations February 16, 1996. For the current fiscal year, each Trustee has received $100 as their pro rata share of trustee fees

                                       5


       for the Small Cap Fund and would expect to receive $200 for the remainder of the fiscal year.


The Funds also reimburse trustees/directors' expenses for attending shareholder and director meetings for directors who are not officers, directors, or employees of the Adviser or the Distributor.

     See "Control Persons and Principal Holders of Securities" in this Statement of Additional Information.

                        --------------------------------
                        SERVICES PROVIDED BY THE ADVISER
                        --------------------------------

     Each Fund employs the Adviser to furnish investment advice and other services pursuant to advisory agreements (the "Advisory Agreements"). The Adviser was incorporated in 1980 and has been engaged in the business of providing investment advice since July 1, 1980. The address of the Adviser is 121 SW Morrison, Suite 1400, Portland, Oregon 97204, mailing address:
P.O. Box 6559, Portland, Oregon 97228-6559. Crabbe Huson Securities, Inc., the Distributor of the Funds, is affiliated with the Adviser.

     James E. Crabbe and Richard S. Huson are controlling shareholders of the Adviser and together own 100% of the stock of the Distributor of the Funds.

     James E. Crabbe and Richard S. Huson are primarily responsible for the day-to-day management of the Adviser. Mr. Crabbe is President and a Director of the Adviser and Mr. Huson is Vice President/Secretary and a Director. Mr. Crabbe and Mr. Huson have been primarily responsible since the inception of the Adviser. Both Mr. Crabbe and Mr. Huson have served in various management positions with the Adviser since 1980.

     The Adviser may, from time to time, voluntarily waive its fee and or reimburse each Fund for certain expenses incurred by the Fund. While the Adviser has in the past and may in the future determine to waive its fee and/or reimburse Fund expenses, it is not obligated to waive fees and/or reimburse expenses. Even in the event of discontinuance of this agreement, the Funds may still be subject to the laws of certain states, which require that if a mutual fund's expenses (including advisory fees but excluding interest, taxes, brokerage commissions and extraordinary expenses) exceed certain percentages of average net assets, the Fund must be reimbursed for such excess expenses.

     Under the Advisory Agreements, the Adviser determines the structure of the Funds' portfolios, the nature and timing of the changes in it, and the manner of implementing such changes (subject to any directions it may receive from the Funds' Board); provides the Funds with investment advisory research and related services for the investment of assets; furnishes
(without expense to the Funds) the services of such members of its organization as may be duly elected officers or directors of the Funds; and pays all executive officers' salaries and expenses. Additional information about the services provided by the Adviser is described under "MANAGEMENT OF
THE FUNDS" in the Prospectus.

     As compensation for its services under the Advisory Agreements, the Adviser receives a bi-monthly fee based on the annual schedule of fees outlined in the Prospectus. For the year ended October 31, 1993, the Funds paid the following investment advisory fees to the Adviser:


                                        Amount
                           Fee          Waived          Total
                           ---          ------          -----

Special Fund             $  129,227     $  2,238    $  126,989
Equity Fund                 217,212       32,826       184,386
Asset Allocation Fund       683,280       54,592       628,688
Oregon Tax-Free Fund        120,660       11,421       109,239
Income Fund                  40,195       40,195           -0-
U.S. Government
  Income Fund                54,023       54,023           -0-
U.S. Government
  Money Market Fund          53,882       53,882           -0-


     For the year ended October 31, 1994, the Funds paid the following investment advisory fees to the Adviser:




                                          Amount
                           Fee            Waived       Total
                           ---            ------       -----
Special Fund             $  963,723     $ 85,038       $878,685
Real Estate Fund             94,916       50,426         44,490
Equity Fund                 782,419       68,033        714,386
Asset Allocation Fund     1,034,183       53,227        980,956
Oregon Tax-Free Fund        152,868       31,708        121,160
Income Fund                  43,957       43,957            -0-
U.S. Government
  Income Fund                51,245       51,245            -0-
U.S. Government
  Money Market Fund         107,853      107,853            -0-


     For the year ended October 31, 1995, the Funds paid the following investment advisory fees to the Adviser:

                                          Amount
                           Fee            Waived       Total
                           ---            ------       -----
Special Fund             $5,398,048     $    697       $5,397,351
Real Estate Fund            190,619       75,190          115,429
Equity Fund               2,471,465          -0-        2,471,465
Asset Allocation Fund     1,183,215       14,567        1,168,648
Oregon Tax-Free Fund        134,042       20,866          113,176
Income Fund                  49,011       49,011              -0-
U.S. Government
  Income Fund                43,576       43,576              -0-
U.S. Government
  Money Market Fund         253,198      230,305           22,893


     The Real Estate Fund entered into a subadvisory agreement with Aldrich Eastman Waltch, L.P. on September 6, 1995, and in the year ending October 31, 1995, paid advisory fees of $11,560.07 out of the advisory fees collected from that Fund.

                             -----------------------
                             ADMINISTRATIVE SERVICES
                             -----------------------

     State Street Bank and Trust Company has been hired by the Funds to provide a number of administrative and compliance services to the Funds, including maintenance of certain Fund books and records, preparation of Fund tax returns, expense allocation and payment of expenses, preparation of reports to shareholders, preparation of Fund financial statements, preparation of reports to the directors of the Funds, maintaining state registration of Fund shares, and monitoring compliance with investment restrictions and Internal Revenue Code requirements for registered investment company status. The Funds paid State Street Bank and Trust Company the following fees under the Administration Agreement during the fiscal year ended October 31, 1995:


          Special Fund                       $ 62,430
          Equity Fund                        $ 26,144
          Asset Allocation Fund              $  9,297
          Real Estate Fund                   $  1,353
          Oregon Tax-Free Fund               $  1,889
          Income Fund                        $    482
          U.S. Government Income Fund        $    569
          U.S. Government Money Market Fund  $  3,767
                                             --------

               Total:                        $105,935


     Additionally, the Adviser receives a fee for certain shareholder liaison services it provides to the Funds, including responding to shareholder inquiries, providing information on shareholder investments and performing certain clerical tasks. In the last three years, for such services, the Adviser has been paid by the Funds $100,000 a year. The Funds paid their pro rata share of such fee based upon their net asset value.

     In future years, the Adviser intends to charge the Funds a fee calculated at an annual rate of .10% of a Fund's average daily net assets.

               ---------------------------------------------------
               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
               ---------------------------------------------------


     On or about September 30, 1996, the Equity Fund, Real Estate Investment Fund, Asset Allocation Fund, Tax-Free Fund, Income Fund, U.S. Government Income Fund and U.S. Government Money Market Fund (the "Reorganizaed Funds") intend to complete a reorganization with The Crabbe Huson Equity Fund, Inc., The Crabbe Huson Asset Allocation Fund, Inc., The Crabbe Huson Income Fund, Inc., The Oregon Municipal Bond Fund, Inc., The Crabbe Huson U.S. Government Income Fund, Inc. and The Crabbe Huson U.S. Government Money Market Fund, Inc. (the "Corporate Funds") in which each of the Corporate Funds will become a series of the Trust. The shareholders in the Corporate Funds will become shareholders in the corresponding Fund of the Trust. The following table shows the persons known by the Reorganized Funds, the Special Fund and the Small Cap Fund to beneficially own 5% or more of the shares of the corresponding Corporate Fund's, Special Fund's and Small Cap Fund's voting securities, respectively. Those shareholders marked with an asterisk are nominees holding shares for beneficial owners and the Corporate Funds, Special Fund and Small Cap Fund have no records concerning the actual beneficial owners. The Oregon Municipal Bond Fund, Inc. has no shareholders of record owning more than 5% of the outstanding Shares of that Fund. On September 20, 1996, the trustees, directors and officers owned in the aggregate less than 1% of each Corporate Fund's outstanding shares and owned less than 1% of the Special Fund's and Small Cap Fund's outstanding shares.

SPECIAL FUND



                                               Approximate         Approximate
                                             Number of Shares       Percent of
Beneficial Owners                           Beneficially Owned        Shares
-----------------                           ------------------      ----------
Charles Schwab                                 11,898,523               30.03%
  & Co. Inc.*
Special Custody A/C
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, California 94104-4122

National Financial
  Services Corp.*                               2,177,429                5.50%
Attn:  Mutual Funds
200 Liberty Street, 5th Floor
One World Financial Center
New York, New York 10281-0095


SMALL CAP FUND


                                               Approximate         Approximate
                                             Number of Shares       Percent of
Beneficial Owners                           Beneficially Owned        Shares
-----------------                           ------------------     -----------

Enele Co.*                                        393,736               29.33%
Dividend Reinvestment
1211 S.W. Fifth Avenue, Suite 1900
Portland, Oregon 97204-3713

Colorado National Bank of                         184,772               13.76%
  Denver C/F ILIFF School
  of Theology*
Mutual Funds a/c 89589810
P.O. Box 64010
St. Paul, Minnesota 55164-0010

U.S National Bank of Oregon*                      161,752               12.05%
  Cust. for Oregon Shakespearean
  Festival Endowment
P.O. Box 3168
Portland, Oregon 97208-3168

The Northern Trust Company TTE*                   137,488               10.24%
  Bandag, Inc. Master Retirement
  D/T/D 05-20-1993
2905 Highway 61
Muscatine, IA 52761-1386


REAL ESTATE INVESTMENT FUND


                                               Approximate         Approximate
                                             Number of Shares       Percent of
Beneficial Owners                           Beneficially Owned        Shares
-----------------                           ------------------     -----------

Enele Co.*                                        431,756               33.44%
Dividend Reinvestment
1211 S.W. Fifth Avenue, Suite 1900
Portland, Oregon 97204

Charles Schwab                                    288,288               22.33%
  & Co., Inc.*
Special Custody A/C
for Benefit CU
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, California 94104-4122

Enele & Co.*                                      162,182               12.56%
Cash Dividend Acct
121 S.W. Morrison Street
Suite 1450
Portland, Oregon 97204-3144


EQUITY FUND

                                               Approximate         Approximate
                                             Number of Shares       Percent of
Beneficial Owners                           Beneficially Owned        Shares
-----------------                           ------------------     -----------

Charles Schwab                                  6,005,712               25.80%
  & Co., Inc.*
Special Custody A/C
Attn:  Mutual Funds
101 Montgomery Street
San Francisco, CA 94104-4122

National Financial Services                     1,197,604                5.15%
  Corp.*
FBO Our Customers
Attn:  Mutual Funds
200 Liberty Street, 5th Floor
One World Financial Center
New York, New York 10281-0095


ASSET ALLOCATION FUND


                                                Approximate        Approximate
                                             Number of Shares       Percent of
Beneficial Owners                           Beneficially Owned        Shares
-----------------                           ------------------     -----------

Enele & Co.*                                      976,352                9.85%
Cash Dividend Account
121 S.W. Morrison
Suite 1450
Portland, Oregon 97204-3144

Enele Co.*                                        761,636                7.68%
FBO Wealthtrack Operations
Attn:  Wealthtrack Opers.
1211 S.W. Fifth Avenue, Suite 1900
Portland, Oregon 97204-3713

Enele Co.*                                        643,810                6.49%
Dividend Reinvestment
1211 S.W. Fifth Avenue, Suite 1900
Portland, Oregon 97204-3713


INCOME FUND


                                               Approximate         Approximate
                                             Number of Shares      Percent of
Beneficial Owners                           Beneficially Owned       Shares
-----------------                           ------------------     -----------

Enele & Co.*                                       94,586               20.33%
Dividend Reinvestment
1211 S.W. Fifth Avenue, Suite 1900
Portland, Oregon 97204-3713

                                       11



Enele Co.*                                         81,319               17.48%
FBO Wealthtrack Operations
Attn:  Wealthtrack Opers.
1211 S.W. Fifth Avenue, Suite 1900
Portland, Oregon 97204-3713

Klamath Medical Service Bureau*                    38,461                8.27%
2500 Daggett Street
P.O. Box 5016
Klamath Falls, Oregon 97601

Enele Co.*                                         37,483                8.06%
Cash Dividend Acct.
1211 S.W. Fifth Avenue, Suite 1900
Portland, Oregon 97204-3713


U.S. GOVERNMENT INCOME FUND


                                               Approximate         Approximate
                                             Number of Shares       Percent of
Beneficial Owners                           Beneficially Owned        Shares
-----------------                           ------------------     -----------

Enele Co. C/F*                                    277,716               33.93%
Dividend Reinvestment
121 S.W. Morrison
Suite 1450
Portland, Oregon 97204

Enele Co.*                                         74,157                9.06%
FBO Wealthtrack Operations
Attn:  Wealthtrack Opers.
121 S.W. Fifth Avenue, Suite 1900
Portland, Oregon 97204-3713

State Street Bank and Trust Co.                    53,554                6.54%
C/F Beverly M. Hodge
369 Kubli Road
Grants Pass, Oregon 97527

Klamath Medical Service                            53,512                6.54%
  Bureau
2500 Daggett Street
P.O. Box 5016
Klamath Falls, Oregon 97601

Enele Co.*                                         51,675                6.31%
Cash Dividend Acct.
1211 S.W. Fifth Avenue, Suite 1900
Portland, Oregon 97204-3713

Tillamook County                                   41,537                5.07%
  Smoker, Inc.
P.O. Box 3120
Bay City, Oregon 97107-9708



U.S. GOVERNMENT MONEY MARKET FUND

                                               Approximate         Approximate
                                             Number of Shares       Percent of
Beneficial Owners                           Beneficially Owned        Shares
-----------------                           ------------------     -----------

Enele Co.*                                      9,907,312               23.52%
c/o Pacific Northwest
  Trust Company
121 S.W. Morrison
Suite 1450
Portland, Oregon 97204-3144

Verbrugge Farms, Inc.                           2,611,954                6.16%
12 Hoffer Road
Wapato, Washington 98951-9519


                                -----------------
                                DISTRIBUTION PLAN
                                -----------------

     The Primary Class of each of the Funds and the Special Fund have adopted a Rule 12b-1 Plan under the Investment Company Act of 1940 (the "1940 Act"). Under Rule 12b-1, any payments made by the Funds in connection with financing the distribution of their shares may only be made pursuant to a written plan describing all aspects of the proposed financing of distribution, and also requires that all agreements with any person relating to the implementation of the plan must be in writing. Because some of the payments described below to be made by the Funds are distribution expenses within the meaning of Rule 12b-1, the Funds have entered into distribution agreements with Crabbe Huson Securities, Inc. (the "Distributor") that provides for certain payments to the Distributor pursuant to a distribution plan (the "Plan") adopted in accordance with such Rule.

     Rule 12b-1 requires that the Plan be approved by a majority of each Fund's outstanding Primary Class shares, or, in the case of the Special Fund, the Special Fund's outstanding shares, and requires that the Plan, together with any related agreements, be approved by a vote of the Trustees/Directors of the Funds who are not interested persons of the Funds and who have no direct or indirect financial interest in the operation of the Plan or in the agreements related to the Plan, cast in person at a meeting called for the purpose of voting on such plan or agreement. The Plan and any agreement related to it must provide, in substance:

          (a) that it shall continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually in the manner described in the Rule;

          (b) that any person authorized to direct the disposition of moneys paid or payable by the Funds pursuant to the Plan or any related agreement shall provide to the Funds' Board of Trustees/Directors, and the Trustees/Directors shall review, at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made; and

          (c) in the case of the Plan, that it may be terminated at any time by a vote of a majority of the members of the Board of Trustees/Directors of the Fund who are not interested persons of the Fund and who have no Direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan, or by a vote of a majority of the outstanding Primary Class voting securities of a Fund.

     The Plan may not be amended to increase materially the amount to be spent for distribution without shareholder approval, and all material amendments to the Plan must be approved in the manner described in the Rule.

     The Funds may rely upon Rule 12b-1 only if the selection and nomination of the Funds' disinterested Trustees/Directors is committed to the discretion of the disinterested Trustees/Directors. Each Fund may implement or continue a plan pursuant to Rule 12b-1 only if the Trustee/Directors who vote to approve such implementation or continuation conclude, in the exercise of reasonable business judgment and in light of their fiduciary duties under state law, and under Sections 36(a) and (b) of the 1940 Act, that there is a reasonable likelihood that the plan will benefit the Fund and its shareholders. The Board of Trustees and the Board of Directors have concluded that there is a reasonable likelihood that a distribution plan will benefit each Fund.

     Pursuant to the provisions of the Plan, each participating Fund may pay up to .25% of the average daily net assets of its Primary Class to the Distributor to reimburse the Distributor for actual expenses incurred in the distribution and promotion of such Fund's shares.

     Expenses for which the Distributor will be reimbursed under the Plan include, but are not limited to, expenses incurred in the printing of prospectuses and statements of additional information for persons other than then-current shareholders, expenses related to preparation and printing of sales literature, and other distribution-related expenses. Compensation will be paid out as incurred, on a monthly basis, to the Distributor, and to broker-dealers, investment advisers, and other financial institutions that have entered into sales agreements with the Distributor to actively promote the sale of the Funds shares, and may be paid to investment executives of the Distributor.

     Pursuant to Rule 12b-1 of the Plan, the Funds have entered into distribution agreements with the Distributor. These agreements obligate the Distributor to pay certain expenses in connection with the offering of shares of the Funds, including expenses related to the printing of prospectuses and statements of additional information, the preparation and printing of sales literature, and other distribution-related expenses. Shares of the Funds are offered continuously to the public by the Distributor and broker-dealers who enter into sales agreements with the Distributor.

     During the fiscal year ended October 31, 1995, the Funds paid the following amounts under the Funds' 12b-1 plan:


                                                                                                    Financial       To Adviser for
                                                Printing/Mailing   Broker/Dealer   Salesperson      Institution     Literature
 Fund            Total            Advertising   Prospectus         Payments        Payments         Payments        Expenses
 ----            -----            -----------   ----------------   ------------    -----------      -----------     --------------

 Special Fund    $1,701,991       $ 68,080      $919,075           $612,717        $17,020          $85,100         $  --


 Real Estate         47,655          1,430        19,539             24,781          --               --              1,906
 Fund

 Equity Fund        621,908         18,657       242,544            323,392          12,438           --             24,876

 Asset              303,887          3,039        51,661            243,110          --               --              6,078
 Allocation
 Fund

 Oregon Tax-         61,567            616         6,772             53,563          --               --                616
 Free Fund

 Income Fund         16,337            163         9,475              6,698          --               --               --

 U.S.                21,788            654         8,933             11,330          --               --                872
 Government
 Income Fund

 U.S.               126,599          5,064        63,300             51,906          --               --              6,330
 Government
 Money Market
 Fund


                             ----------------------
                             PORTFOLIO TRANSACTIONS
                             ----------------------

GENERAL CONSIDERATIONS
----------------------

     The Adviser is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Orders may be directed to any broker. If the Adviser grants investment management authority to a sub-adviser, the sub-advisers are authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below.

     In the over-the-counter market, debt securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of a security usually includes a profit to the dealer. A Fund may also pay a mark-up (sometimes referred to as a dealer's "turn") in principal transactions and in transactions in the over-the-counter market. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     The primary considerations in the selection of a broker or dealer for portfolio transactions, subject to applicable limitations of the federal securities laws, are (1) the availability of the desired security, (2) the prompt execution of orders in an effective manner at the most favorable prices, (3) the financial condition of the broker-dealer firm and (4) arrangements for payment of Fund expenses. Subject to those considerations, dealers that provide supplemental investment research and statistical or other services to the Adviser may receive orders for portfolio transactions by the Funds. Such services may include advice concerning the value of securities; the advisability of purchasing or selling securities; the availability of securities; purchasers or sellers of securities; and the furnishing of analysis and reports concerning industries, economic facts and trends, and portfolio strategies. There is no formula for such allocation. The research information received from brokers or dealers may or may not be useful to the Funds and the Adviser in a number of ways. The information may be in written form or may be obtained through direct contact with individuals, and may include information on particular issuers as well as market and general economic information. The Adviser will not be deemed to have breached its obligations to the Funds solely by reason of having caused the Funds to pay a broker or dealer an amount of commission for effecting a securities transaction in excess of the amount of commission another broker or dealer could have charged for effecting that transaction, if the Adviser has determined in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided to the Funds and to other accounts of the Adviser.

     In addition to placing the Funds' brokerage business with firms that provide the above research, market and statistical services to the Adviser, the Funds' brokerage business may also be placed with firms that agree to pay a portion of certain Fund expenses, consistent with achieving the best price and execution. On November 29, 1995, the Special, Equity, Asset Allocation and Real Estate Funds entered into an arrangement with State Street Brokerage Services, Inc. ("SSBSI"), in which these Funds will receive credits to offset transfer agency, administration and accounting fees by using SSBSI in their portfolio transactions.

     In the fiscal year ended October 31, 1993, the Special Fund paid $113,857, the Equity Fund paid $115,701, the Asset Allocation Fund paid $225,228, the Income Fund paid $603, and the U.S. Government Income Fund paid $384 in brokerage commissions. None of these commissions were paid to the Funds' Distributor. The Oregon Tax-Free Fund and the U.S. Government Money Market Fund did not pay any brokerage commissions during the year ended October 31, 1993, as these Funds executed all portfolio transactions on a principal basis. The Real Estate Fund began operations in 1994 and the Small Cap Fund began operations in 1996.

     In the fiscal year ended October 31, 1994, the Special Fund paid $766,879, the Equity Fund paid $444,904, the Asset Allocation Fund paid $309,181, the Income Fund paid $3,407, the U.S. Government Income Fund paid $318, and the Real Estate Fund paid $71,851 in brokerage commissions. None of these commissions were paid to the Funds' Distributor. The Oregon Tax-Free Fund and the U.S. Government Money Market Fund did not pay any brokerage commissions in the year ended October 31, 1994, as these Funds executed all portfolio transactions on a principal basis. Of the commissions paid in the fiscal year ending October 31, 1994 the Special Fund paid $550,799, the Equity Fund paid $253,908, the Asset Allocation Fund paid $183,915, and the Real Estate Fund paid $60,795 in commissions as a result of research provided by the brokers. None of the other Funds directed brokerage on the basis of research provided by a broker. The Small Cap Fund began operations in 1996.

     In the fiscal year ended October 31, 1995, the Special Fund paid $4,610,652, the Equity Fund paid $1,228,492, the Asset Allocation Fund paid $279,948, the Income Fund paid $416, the U.S. Government Fund paid $144, and the Real Estate Fund paid $60,139 in brokerage commissions. None of these commissions were paid to the Funds' Distributor. The Oregon Tax-Free Fund and the U.S. Government Money Market Fund did not pay any brokerage commissions in the year ended October 31, 1995, as these Funds executed all portfolio transactions on a principal basis. Of the commissions paid in the fiscal year ending October 31, 1995, the Special Fund paid $1,594,562, the Equity Fund paid $754,846, the Asset Allocation Fund paid $180,671, and the Real Estate Fund paid $44,614 in commissions as a result of research provided by the brokers. None of the other Funds directed brokerage on the basis of research provided by a broker. The Small Cap Fund began operations in 1996.

     Under the 1940 Act, persons affiliated with the Funds are prohibited from dealing with the Funds as principals in the purchase or sale of securities. The Funds or broker-dealers affiliated with the Adviser will not deal with affiliated parties, including the Distributor, in connection with principal transactions.

     The SEC has the authority to issue and amend regulations involving transactions with affiliates of the Funds. The Funds' Boards of Trustees/Directors will review all transactions with affiliates at least quarterly and determine the overall reasonableness of any brokerage commissions paid.

     Even though investment decisions for the Funds are made independently from those of the other accounts managed by the Adviser or its affiliates, securities of the same issuer may be purchased, held, or sold by the Funds and the other accounts, because the same security may be suitable for all of them. When the Funds and such other accounts are simultaneously engaged in purchase or sale of the same security, efforts will be made to allocate price and amounts in an equitable manner.
In some cases, this procedure may adversely affect the price paid or received by the Funds or the size of the position purchased or sold by the Funds.

PORTFOLIO TURNOVER
------------------

     The Funds generally do not trade in securities with the goal of obtaining short-term profits, but when circumstances warrant, securities will be sold without regard to the length of time the security has been held.

     The Funds anticipate that, except in periods of unusual market conditions, their annual portfolio turnover rate (the lesser of purchase or sales of portfolio securities for the year divided by the monthly average of the value of the portfolio securities owned by the Funds during the year) will generally range between 20% and 150%, although Funds with smaller portfolios may have portfolio turnover in excess of this range. However, the rate of turnover will not be a limiting factor when the Funds deem it desirable to purchase or sell securities. A higher portfolio turnover rate may involve correspondingly greater transaction costs, which would be borne directly by the Funds, as well as additional realized gains and/or losses to shareholders. The portfolio turnover rates are shown in the financial statements which are part of this Statement of Additional Information.

                  --------------------------------------------
                  INVESTMENT RESTRICTIONS/FUNDAMENTAL POLICIES
                  --------------------------------------------

     The investment restrictions described below and in the Prospectus have been adopted by the Funds as fundamental investment policies. These fundamental investment policies may not be changed without the approval of the holders of the lesser of a majority of a Fund's outstanding shares or 67% of the shares represented at a meeting of shareholders at which the holders of more than 50% of the shares are represented.

     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values of assets will not be considered a violation of the investment restrictions relating to purchases of portfolio securities.

     Each Fund, except the Special Fund and the Small Cap Fund, is prohibited from purchasing securities when the total borrowings of that Fund exceed 5% of its total assets.

     The Special, Small Cap, Real Estate, Equity, Asset Allocation, Income and the U.S. Government Income Funds are each prohibited from investing more than 20% of its total assets in fixed income securities, including convertible stock, that are rated less than Moody's Baa or S&P BBB, or in commercial paper that is rated less than B-1 by Moody's or A- by S&P; not more than 5% of each of these Fund's total assets may be invested in fixed income securities that are unrated. Securities rated below the fourth highest grade and unrated fixed income securities have speculative characteristics and additional risks. These are described in "SPECIAL RISK FACTORS TO BE CONSIDERED" in the Prospectus. The Real Estate Fund may not invest in securities unrated or rated below the fourth highest grade. The Oregon Tax-Free Fund may invest in securities rated in the fourth highest category and above and in unrated securities the Adviser believes to be similar in investment quality to securities rated in the fourth category and above.

SPECIAL FUND
------------
EQUITY FUND
-----------
ASSET ALLOCATION FUND
---------------------

     These Funds may not:

          1. Invest an amount that exceeds 5% of the value of a Fund's total assets in the securities of any one issuer. This restriction does not apply to holdings of U.S. Government securities.

          2. Invest more than 25% of their total assets in any one industry. This restriction does not apply to holdings of U.S. Government securities.

          3.   Issue any senior securities, as defined in the 1940 Act.

          4. Purchase the securities of any issuer for the purpose of exercising control of management, and a Fund may not acquire or own more than 10% of any class of the securities of any issuer.

          5. Sell securities short, except in the case of the Special Fund, as permitted in the Prospectus.

          6. Invest in any security that would subject a Fund to unlimited liability, although the Special Fund may sell securities short and the Special, Equity and Asset Allocation may invest in interest rate and stock market futures.

          7. Underwrite the securities of other issuers or invest more than 10% of net assets in illiquid securities, such as repurchase agreements with a maturity in excess of seven days. Notwithstanding the above, these Funds may not invest in restricted securities (including, but not limited to, nonpublicly traded debt securities).

          8. Invest in securities of other investment companies, except as set forth in the Statement of Additional Information under "SECURITIES OF OTHER INVESTMENT COMPANIES."

          9.   Purchase securities on margin.

          10.  Write uncovered put or uncovered call options.

          11. Purchase portfolio securities from or sell securities directly to any of a Fund's, or the Adviser's, officers, directors, or employees as a principal for their own account.

          12. Purchase or sell commodities or commodity contracts (stock index and interest rate futures will not be considered commodity contracts).

          13. Purchase or sell real estate or real estate mortgages, provided that the Fund may invest in marketable securities, such as obligations of the Government National Mortgage Association, that are secured by real estate or interests therein or are issued by companies which invest in real estate or interests therein, such as publicly traded real estate investment trusts.

          14. Purchase or sell interests in oil, gas, or other mineral exploration or development programs.

          15. Lend portfolio securities, except as described in the Statement of Additional Information under "LOANS OF PORTFOLIO SECURITIES."


          16. Make loans to other persons, provided that, for purposes of this restriction, the acquisition of bonds, debentures, or other corporate debt securities and investment in government obligations, short-term commercial paper, certificates of deposit, bankers' acceptances, and repurchase agreements will not be deemed to be the making of a loan.

          17. Borrow money, except in the case of an emergency or as set forth in the Funds' Prospectus. In no case will a Fund's borrowing exceed one-third of the value of a Fund's total assets immediately after any such borrowing. If, for any reason, the current value of a Fund's total assets falls below an amount equal to three times the amount of its indebtedness for money borrowed, a Fund will, within three days (not including Saturdays, Sundays and holidays), reduce its indebtedness to the extent necessary to satisfy the one-third test.

          18. Invest more than 10% of a Fund's total assets in put or call options.

          19. Invest more than 35% of a Fund's total assets in foreign securities.

          20. Invest more than 10% of a Fund's total assets in stock index futures.

          21. Invest more than 10% of its total assets in interest rate futures contracts.

SMALL CAP FUND
--------------

     The Fund may not:

          1. Invest an amount that exceeds 5% of the value of the Fund's total assets in the securities of any one issuer. This restriction does not apply to holdings of U.S. Government securities.

          2. Invest more than 25% of its total assets in any one industry. This restriction does not apply to holdings of U.S. Government securities.

          3.   Issue any senior securities, as defined in the 1940 Act.

          4. Purchase the securities of any issuer for the purpose of exercising control of management, and a Fund may not acquire or own more than 10% of any class of the securities of any issuer.

          5. Invest in any security that would subject the Fund to unlimited liability, although the Fund may invest in interest rate and stock market futures.

          6.   Underwrite the securities of other issuers.

          7. Invest more than 5% of its total assets in a combination of illiquid securities and securities of issuers, including their predecessors, which have been in existence less than three years.


          8. Invest in securities of other investment companies, except as set forth in the Statement of Additional Information under "SECURITIES OF OTHER INVESTMENT COMPANIES."

          9.   Purchase securities on margin.

          10.  Write uncovered put or uncovered call options.

          11. Purchase portfolio securities from or sell securities directly to any of a Fund's or the Adviser's, officers, directors, or employees as a principal for their own account.

          12. Purchase or sell commodities or commodity contracts (stock index and interest rate futures will not be considered commodity contracts).

          13. Purchase or sell real estate or real estate mortgages, provided that the Fund may invest in marketable securities, such as obligations of the Government National Mortgage Association, that are secured by real estate or interests therein or are issued by companies which invest in real estate or interests therein, such as publicly traded real estate investment trusts.

          14. Purchase or sell interests in oil, gas, or other mineral exploration or development programs.

          15. Lend portfolio securities, except as described in the Statement of Additional Information under "LOANS OF PORTFOLIO SECURITIES."

          16. Make loans to other persons, provided that, for purposes of this restriction, the acquisition of bonds, debentures, or other corporate debt securities and investment in government obligations, short-term commercial paper, certificates of deposit and bankers' acceptances will not be deemed to be the making of a loan.

          17. Borrow money, except as set forth in the Fund's Prospectus. In no case will borrowing exceed one-third of the value of the Fund's total assets immediately after any such borrowing. If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness for money borrowed, the Fund will, within three days (not including Saturdays, Sundays and holidays), reduce its indebtedness to the extent necessary to satisfy the one-third test.

          18. Invest more than 10% of the Fund's total assets in put or call options.

          19. Invest more than 35% of the Fund's total assets in foreign securities.

          20. Invest more than 10% of the Fund's total assets in any combination of stock index futures and interest rate futures contracts.

          21. Sell securities short, unless such sales are made "against the box."

          22. Purchase or retain the securities of any issuer if the officers or trustees of the Fund, its advisers or managers, owning beneficially more than one-half of 1% of the securities of an issuer together own beneficially more than 5% of the securities of that issuer.


REAL ESTATE INVESTMENT FUND
---------------------------

     This Fund may not:

          1. With respect to at least 75% of the Fund's total assets, invest an amount that exceeds 5% of the value of the Fund's total assets in the securities of any one issuer or invest in more than 10% of the outstanding voting securities of any one issuer. This restriction does not apply to holdings of government securities.

          2. Issue any senior securities, except as permitted by paragraph 13 below. For purposes of this restriction, the issuance of shares of stock in multiple classes or series, the purchase or sale of options, future contracts and options on future contracts, forward commitments and repurchase agreements entered into in accordance with the Fund's investment policy and the rules and regulations of the SEC, and the pledge, mortgage or hypothecation of the Fund's assets within the meaning of paragraph 18 below, are not deemed to be senior securities.

          3. Purchase the securities of any issuer for the purpose of exercising control of management, and the Fund may not acquire or own more than 10% of any class of the securities of any company.

          4. Sell securities short, unless such sale are made "against the box."

          5. Invest in any security that would subject the Fund to unlimited liability, although the Fund may invest in interest rate and stock market futures.


          6.   Purchase securities on margin.

          7.   Write uncovered put or uncovered call options.

          8. Purchase portfolio securities from or sell securities directly to any of a Fund's or the Adviser's, officers, directors, or employees as a principal for their own account.

          9. Purchase or sell commodities or commodity contracts (stock index and interest rate futures will not be considered commodity contracts).

          10. Purchase or sell real estate, real estate limited partnership interests, or real estate mortgages, provided that the Fund may invest in securities that are secured by real estate or interests therein and may purchase and sell mortgage-related securities and may hold and sell real estate acquired by the Fund as a result of the ownership of securities.

          11. Purchase or sell interests in oil, gas, or other mineral exploration or development programs.

          12. Make loans to other persons, other than loans resulting from the acquisition of bonds, debentures, or other corporate debt securities and investment in government obligations, short-term commercial paper, certificates of deposit, bankers' acceptances, repurchase agreements (in conformance with the Fund's investment policy and the rules and regulations of the SEC) and the lendingof portfolio securities, as described under "Loans of Portfolio
               Securities" in the Statement of Additional Information as set forth on the effective date of the Registration Statement.

          13. Borrow money, except as set forth below. The Fund may borrow money from a bank as a temporary measure for extraordinary defensive purposes in amounts not to exceed 33-1/3% of the Fund's total assets (including the amount borrowed) taken at market value. The Fund shall not use leverage to increase income and will not purchase securities while outstanding borrowings exceed 5% of the Fund's total assets. If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness for money borrowed, the Fund will, within three days (not including Saturdays, Sundays and holidays), reduce its indebtedness to the extent necessary to satisfy the one-third test.

          14.  Invest more than 10% of its total assets in put or call options.

          15. Invest more than 10% of its total assets in stock index or interest rate futures.

          16. Pledge, mortgage or hypothecate its assets, except to secure indebtedness permitted by paragraph 13, and then only if such pledging, mortgaging or hypothecating does not exceed 33-1/3% of the Fund's total assets taken at market value.

          17. Invest more than 5% of its total assets in "restricted securities" (I.E., securities that would be required to be registered prior to distribution to the public), excluding restricted securities eligible for resale to certain institutional investors pursuant to Rule 144A of the Securities Act of 1933; provided, however, that no more than 15% of the Fund's total assets may be invested in restricted securities, including securities eligible for resale under Rule 144A. In addition, the Fund may invest up to 15% of its net assets in illiquid investments, which includes securities that are not readily marketable, repurchase agreements maturing in more than seven days and privately issued SMBS, based upon a determination by the Board that the SMBS is illiquid. The Board of Directors shall adopt guidelines and delegate to the Adviser the daily function of determining and monitoring the liquidity of its investments. The Board, however, will retain sufficient oversight and will be ultimately responsible for the determinations.

          18. Invest more than 25% of its total asset value in the purchase of when-issued and delayed-delivery securities.

OREGON TAX-FREE FUND

     This Fund may not:

          1. Purchase common stocks, preferred stocks, warrants, or other equity securities.

          2. Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies, or instrumentalities) if, as a result, more than 25% of the value of the Fund's total assets would be invested in securities of that issuer. For purposes of this limitation, each governmental subdivision (I.E., state, territory, possession of the United States, or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities) will be considered a separate issuer if its assets and revenues are separate from those of the government body creating it and the securities are backed only by its own assets and revenues. In the case of an industrial development bond, if the security is backed only by the assets and revenues of a nongovernmental user, then such nongovernmental user will be deemed to be the sole issuer. However, if an industrial development bond or governmental issue is guaranteed by a governmental or some other entity, such guaranty shall be considered a separate security issued by the guarantor as well as the nongovernmental user, subject to limited exclusions allowed by the 1940 Act.

          3. With respect to at least 50% of the Fund's total assets, purchase securities of any issuer (except securities issued or guaranteed by the United States government or its agencies or instrumentalities) if, as a result, more than 5% of the value of the

               Fund's total assets would be invested in securities of that issuer.

          4. Invest more than 10% of the Fund's total assets in securities of issuers that, with their predecessors, have a record of less than 3 years of continuous operation.

          5. Lend its funds or other assets to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objectives and policies). Although such loans are not presently intended, this prohibition will not preclude the Fund from loaning securities to broker-dealers or other institutional investors if at least 100% cash collateral is pledged and maintained by the borrower, provided such security loans may not be made if, as a result, the aggregate of such loans exceeds 10% of the value of the Fund's total assets.

          6. Borrow money, except from banks as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities. If, for any reason, the current value of the Fund's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Fund will, within three days (not including Saturdays, Sundays, and holidays), reduce its indebtedness to the extent necessary to satisfy the one-third test. The Fund will not borrow for leverage purposes and will not make any additional investments while borrowings exceed 5% of the value of its total assets.

          7. Pledge, mortgage, or hypothecate its assets, except that, to secure borrowing permitted by paragraph six above, the Fund may pledge up to 10% of the value of its total assets.

          8. Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

          9. Write, purchase, or sell puts, calls, or combinations thereof, except rights to resell municipal securities to the persons from whom they are purchased.

          10. Concentrate more than 25% of the value of its total assets in any one industry; PROVIDED HOWEVER, that, for purposes of this limitation, tax-exempt municipal securities and United States Government obligations are not considered to be part of any industry. For purposes of this restriction, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as one "industry."

          11. Purchase or retain the securities of any issuer if those individual officers or directors of the Fund, the Adviser, each owning beneficially more than 1/2 of 1% of the securities of such issuer, together own more than 5% of the securities of such issuer.

          12. Invest in securities subject to legal or contractual restrictions on resale or in repurchase agreements maturing in more than seven days if, as a result of such investment, more than 10% of the net assets of the Fund would be invested in such securities.

          13. Invest in companies for the purpose of exercising control or management.

          14. Invest in commodities or commodity futures contracts or oil, gas, or other mineral exploration or development programs or in real estate or interests therein.

          15. Invest in securities of other investment companies, except as set forth in the Statement of Additional Information under "Securities of Other Investment Companies."

          16. Underwrite securities issued by others, except to the extent the Fund may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities.

          17.  Issue senior securities, as defined in the 1940 Act.

INCOME FUND

     This Fund may not:

          1.   Buy or sell common stock.

          2.   Issue any senior securities, as defined in the 1940 Act.

          3.   Sell securities short.

          4.   Purchase securities on margin.

          5. Purchase or sell commodities or commodity contracts (except interest rate futures contracts as defined in the Statement of Additional Information).

          6. Invest an amount that exceeds 5% of the value of the Fund's total assets in the securities of any one issuer. This restriction does not apply to holdings of U.S. Government securities.

          7. Invest more than 25% of its total assets in any one industry (except U.S. Government securities).

          8. Purchase the securities of any issuer for the purpose of exercising control of management, and the Fund may not acquire or own more than 10% of any class of the securities of any issuer.

          9. Invest in any security that would subject the Fund to unlimited liability.

          10. Underwrite the securities of other issuers or invest more than 10% of its net assets in illiquid securities, such as repurchase agreements with a maturity in excess of seven days. Notwithstanding the above, the Fund may not invest in restricted securities (including, but not limited to, nonpublicly traded debt securities).

          11. Invest in securities of other investment companies, except as set forth in the Statement of Additional Information under the heading "SECURITIES OF OTHER INVESTMENT COMPANIES."

          12.  Write uncovered put or uncovered call options.

          13. Purchase portfolio securities from or sell securities directly to any of the Funds', or the Adviser's, officers, directors, or employees as principal for their own account.

          14. Purchase or sell real estate or real estate mortgages, provided that the Fund may invest in marketable fixed income securities that are secured by real estate or interests therein.

          15. Purchase or sell interests in oil, gas, or other mineral exploration or development programs.

          16. Lend portfolio securities, except as described in the Statement of Additional Information under "LOANS OF PORTFOLIO SECURITIES."


          17. Make loans to other persons, provided that, for purposes of this restriction, the acquisition of bonds, debentures, or other corporate debt securities and investment in government obligations, short-term commercial paper, certificates of deposit, bankers' acceptances, and repurchase agreements will not be deemed to be the making of a loan.

          18. Invest more than 10% of the Fund's total assets in interest rate futures.

          19. Borrow money, except in an emergency. In no case will borrowing exceed one-third of the value of the Fund's total assets immediately after any such borrowing. If, for any reason, the current value of a Fund's total assets falls below an amount equal to 3 times the amount of its indebtedness for money borrowed, a Fund will, within 3 days (not including Saturdays, Sundays and holidays), reduce its indebtedness to the extent necessary to satisfy the one-third test.

          20. Invest more than 35% of the Fund's total assets in foreign securities.

U.S. GOVERNMENT INCOME FUND

          This Fund may not:

          1.   Buy or sell common stock.

          2.   Issue any senior securities, as defined in the 1940 Act.

          3.   Sell securities short.

          4.   Purchase securities on margin.

          5. Invest in any security that would subject the Fund to unlimited liability.

          6. Underwrite the securities of other issuers or invest more than 10% of its net assets in illiquid securities, such as repurchase agreements with a maturity in excess of seven days. Notwithstanding the above, the Fund may not invest in restricted securities (including, but not limited to, nonpublicly traded debt securities).

          7.   Invest in securities of other investment companies.

          8.   Write uncovered put or uncovered call options.

          9. Purchase securities that are other than direct or indirect obligations of the United States Government or its agencies or instrumentalities and repurchase agreements with respect to those obligations.

          10. Borrow money, except in an emergency. In no case will borrowing exceed one-third of the value of a Fund's total assets immediately after any such borrowing. If, for any reason, the current value of a Fund's total assets falls below an amount equal to three times the amount of its indebtedness of money borrowed, a Fund will, within three days (not including Saturdays, Sundays and holidays), reduce its indebtedness to the extent necessary to satisfy the one-third test.

          11. Purchase portfolio securities from or sell securities directly to any of the Funds', or the Adviser's, officers, directors, or employees as principal for their own account.

          12.  Purchase or sell commodities or commodity contracts.

          13. Lend portfolio securities, except as described in the Statement of Additional Information under "Loans of Portfolio Securities."


          14. Invest more than 10% of the Fund's total assets in repurchase agreements.

          15. Invest more than 25% of the Fund's total assets in government securities maturing in more than five years.

          16. Purchase or sell real estate or real estate mortgages, provided that the Fund may invest in marketable fixed income securities that are secured by real estate or interests therein.

U.S. GOVERNMENT MONEY MARKET FUND

     This Fund may not:

          1.   Buy or sell common stock.

          2.   Issue any senior securities, as defined in the 1940 Act.

          3.   Sell securities short.

          4.   Purchase securities on margin.

          5.   Purchase or sell commodities or commodity contracts.

          6. Invest an amount that exceeds 5% of the value of the Fund's total assets in the securities of any one issuer (excluding U.S. Government securities).

          7. Invest more than 25% of its total assets in any one industry (excluding U.S. Government securities).


          8. Purchase securities that are other than direct or indirect obligations of the United States Government or its agencies or instrumentalities and repurchase agreements with respect to those obligations.

          9. Purchase the securities of any issuer for the purpose of exercising control of management, and the Fund may not acquire or own more than 10% of any class of the securities of any issuer.

          10. Invest in any security that would subject the Fund to unlimited liability.

          11. Underwrite the securities of other issuers or invest more than 10% of its net assets in illiquid securities, such as repurchase agreements with a maturity in excess of seven days. Notwithstanding the above, the Fund may not invest in restricted securities (including, but not limited to, nonpublicly traded debt securities).

          12.  Invest in securities of other investment companies.

          13.  Write uncovered put or uncovered call options.

          14. Purchase portfolio securities from or sell securities directly to any of the Funds', or the Adviser's, officers, directors, or employees as principal for their own account.

          15. Purchase or sell real estate or real estate mortgages, provided that the Fund may invest in marketable securities that are secured by real estate or interests therein or are issued by companies which invest in real estate or interests therein, such as publicly traded real estate investment trusts.

          16. Purchase or sell interests in oil, gas, or other mineral exploration or development programs.

          17. Lend portfolio securities, except as described in the Statement of Additional Information under "LOANS OF PORTFOLIO SECURITIES."

          18. Make loans to other persons, provided that, for purposes of this restriction, the acquisition of bonds, debentures, or other corporate debt securities and investment in government obligations, short-term commercial paper, certificates of deposit, bankers' acceptances, and repurchase agreements will not be deemed to be the making of a loan.

          19. Borrow money, except as set forth in the Funds' Prospectus. In no case will borrowing exceed one third of the value of a Fund's total assets immediately after any such borrowing. If, for any reason, the current value of a Fund's total assets falls below an amount equal to three times the amount of its indebtedness of money borrowed, a Fund will, within three days (not including Saturdays, Sundays and holidays), reduce its indebtedness to the extent necessary to satisfy the one-third test.

          20. Purchase any corporate debt security rated less than AA by S&P or Aa by Moody's.

          21. Purchase any debt security with a maturity in excess of one year from the date of purchase.

          22. Purchase any short-term, unsecured promissory notes of corporations, including variable amount master demand notes, which at the date of investment are rated less than A-1 by S&P or B-1 by Moody's or, if not so rated, which the Board has determined are of comparable quality to such rated securities.

SECURITIES OF OTHER INVESTMENT COMPANIES

     The Funds (other than the U.S. Government Income Fund and the U.S. Government Money Market Fund) may invest in securities of other investment companies (I.E., mutual funds), provided such investment is in connection with a merger, consolidation, reorganization, or acquisition of assets, and is permitted by Section 12 of the 1940 Act (which currently provides that no more than 10% of the total assets of a Fund may be invested in securities of other investment companies, no more than 5% of the total assets of a Fund may be invested in securities of any other single investment company, and no more than 3% of total outstanding voting stock of any one investment company may be purchased). All such securities must be acquired by a Fund in the open market in transactions involving no commissions or discounts to a sponsor or dealer (other than customary brokerage commissions). The issuers of investment company securities acquired by a Fund are not required to redeem such securities in an amount exceeding 1% of such issuers' total outstanding securities during any period of less than 30 days, and a Fund will vote all proxies with respect to such securities in the same proportion as the vote of all other holders of such securities.


                          LOANS OF PORTFOLIO SECURITIES

     Loan transactions involve the lending of securities to a broker-dealer or institutional investor for its use in connection with short sales, arbitrage or other securities transactions. Loans of portfolio securities of the Funds will be made, if at all, in strict conformity with applicable federal and state rules and regulations. The term of any such loans will generally not exceed nine months.

     The Funds will engage in loan transactions only if the following conditions are met: (1) a Fund must receive at least 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the level of the collateral; (3) a Fund must be able to terminate the loan after notice at any time; (4) a Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest or other distributions on the securities loaned and any increase in the market value of the securities; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) voting rights on the securities loaned may pass to the borrower. If a material event affecting the investment occurs, the directors or trustees of a Fund must be able to terminate the loan and vote proxies or enter into an alternative arrangement with the borrower to enable the directors or trustees to vote proxies. Excluding items (1) and (2), these practices may be amended from time to time as regulatory provisions dictate.

     While there may be delays in recovery of loaned securities or even a loss of the securities loaned should the borrower default, loans will be made only to firms or broker-dealers deemed by the Adviser to be of good standing and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk. Such loan transactions are referred to in this section as "qualified loan transactions."

     The purpose of a qualified loan transaction is to afford a Fund the opportunity to continue to earn income on the securities loaned and, at the same time, to earn income on the collateral held by it. In furtherance of this purpose, the cash collateral acquired through qualified loan transactions may be invested in any obligation in which a Fund is authorized to invest in accordance with its investment objectives. The investment of the cash collateral in other obligations subjects that investment, as well as the security loaned, to market forces, I.E., capital appreciation or depreciation, just like any other portfolio security.

                     PURCHASE AND REDEMPTION OF FUND SHARES

     Information concerning the purchase and redemption of each Fund's shares is set forth under "INVESTOR SERVICES" in the Funds' Prospectus. Each Fund is authorized to effect specific redemptions by distributing assets of the applicable Fund other than cash upon a determination by the Trustees or Directors that redemption in kind would prevent harm to the Fund as a whole or that an emergency situation is present.

                        U.S. GOVERNMENT MONEY MARKET FUND

     The U.S. Government Money Market Fund uses the amortized cost method of valuing its investments, which facilitates the maintenance of the Fund's per share net asset value at $1.00. The U.S. Government Money Market Fund intends to maintain its net asset value at a constant one dollar per share, although there is no assurance that it will be able to do so.

     The extent of deviation between the U.S. Government Money Market Fund's net asset value based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be periodically examined by the Trustees. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they will cause the U.S. Government Money Market Fund to take such corrective action as they regard to be necessary and appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results. Such action may include the sale of U.S. Government Money Market Fund instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations or equivalents. In addition, in order to stabilize the net asset value per share at $1.00, the Trustees have the authority (i) to reduce or increase the number of shares outstanding on a pro rata basis, and (ii) to offset each shareholder's pro rata portion of the deviation between the net asset value per share and $1.00 from the shareholder's accrued dividend account or from future dividends.

                       PRICING OF SECURITIES BEING OFFERED

     The Funds are open for business each day the New York Stock Exchange is open. Each class's offering price and net asset value ("NAV") is normally calculated as of 4:00 p.m. Eastern Time.

     A class's NAV is the value of a single share. The value of a single share of a class is computed by adding that class's pro rata share of the value of the applicable Fund's investments, cash and other assets, subtracting that class's pro rata share of the value of the applicable Fund's liabilities (including accrued expenses), subtracting the liabilities allocated to that class, and dividing the result by the number of shares of that class that are outstanding.

     Dividends receivable are treated as assets from the date on which securities go ex-dividend and interest on bonds is accrued daily.

     The value of securities listed or traded on a registered securities exchange are valued at the last sale price on the day of the computation. This includes over-the-counter securities for which last sale information is available. Where last sale information is not available, the best bid price will be used. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the local currency into U.S. Dollars using current exchange rates. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of the Fund. Such valuations and procedures will be reviewed periodically by the Board of the Fund. Each Fund may retain the services of an outside pricing service to value its portfolio securities.

                              YIELD AND PERFORMANCE

     The Funds will from time to time advertise or quote their respective yields and total return performance. These figures are calculated according to SEC rules standardizing such computations and represent historical data. The investment return and principal value (except for the U.S. Government Money Market Fund) will fluctuate so that shares when redeemed may be worth more or less than their original cost.

     The Funds may, from time to time, include in such advertisements or quotes comparisons of a Fund's yield or total return performance against one or more indices of stock or bond performance. Such indices include, for example, the Standard & Poor's 500 Stock Index, Dow Jones Industrial, Value Line Rates, and the Shearson Lehman Government/Corporate Bond Index.

U.S. GOVERNMENT MONEY MARKET FUND

     Current yield is calculated by dividing the net change in the value of an account of one share during an identified seven calendar-day period by the value of the one share account at the beginning of the same period ($1.00) and multiplying that base period return by 365/7, I.E.:

net change in value of account with one share x 365 = Current
---------------------------------------------   ---   Yield
   value of account at beginning of period        7

     Compounded effective yield is calculated by daily compounding of the base period return referred to above. This calculation is made by adding 1 to the base period return, raising the sum to a number equal to 365 divided by 7, and subtracting 1 from the result, I.E.:

[(base period return + 1) 365/7]  -1 = Compounded Effective Yield

     The determination of net change in the value of an account for purposes of the U.S. Government Money Market Fund yield calculations reflects the value of additional shares purchased with income dividends from the original share, and income dividends declared on both the original share and such additional shares. The determination of net change does not reflect realized gains or losses from the sale of securities or realized appreciation or depreciation. The U.S. Government Money Market Fund includes unrealized appreciation or depreciation, as well as unrealized gains or losses, in the determination of actual daily dividends. Therefore, the quoted yields as calculated above may differ from the actual dividends paid.

     The U.S. Government Money Market Fund's seven-day yield and effective yield as of the date of the most recent statement of assets and liabilities included in this registration statement is 4.98% and 5.11%, respectively.

YIELD

     Current yield of the Oregon Tax-Free Fund, the Income Fund and the U.S. Government Income Fund is calculated by dividing the net investment income per share earned during an identified 30-day period by the maximum offering price per share on the last day of the same period, according to the following formula:

                    YIELD = 2 [( a-b + 1)6 -1]
                                 ---
                                 cd

     Where:         a =  dividends and interest earned  during  the period.

                    b =  expenses accrued for the period (net of
                         reimbursements).

                    c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                    d = the maximum offering price per share on the last day of the period.

     The Funds use generally accepted accounting principles in determining actual income paid, which differ in some instances from SEC rules for computing income for the above yield calculations. Therefore, the quoted yields as calculated above may differ from the actual dividends paid.

     The Oregon Tax-Free, Income and U.S. Government Income Funds' yields for the 30-day period ended the date of the most recent statement of assets and liabilities included in this registration statement were 7.41%, 5.60%, and 5.17%, respectively.

     The Real Estate Fund's yield is computed by dividing the Fund's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the Fund on the last day of such base period in accordance with the following formula:

                    YIELD = 2 [( a-b + 1)6 -1]
                                 ---
                                 cd

     Where:         a =  interest earned during the period

                    b = net expenses accrued for the period c = the average daily number of shares outstanding during the period that were entitled to receive dividends


                    d = the maximum offering price per share on the last day of the period

     For purposes of calculating interest earned on debt obligations as provided in item "a" above:

     (i) The yield to maturity of each obligation held by the Fund is computed based on the market value of the obligation (including actual accrued interest, if any) at the close of business each day during the 30-day base period, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest, if any) on settlement date, and with respect to obligations sold during the month the sale price (plus actual accrued interest, if any) between the trade and settlement dates.

     (ii) The yield to maturity of each obligation is then divided by 360 and the resulting quotient is multiplied by the market value of the obligation (including actual accrued interest, if any) to determine the interest income on the obligation for each day. The yield to maturity calculation has been made on each obligation during the 30-day base period.

     (iii) Interest earned on all debt obligations during the 30-day or one month period is then totaled.

     (iv) The maturity of an obligation with a call provision(s) is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.

     With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), the Fund accounts for gain or loss attributable to actual monthly pay downs as an increase or decrease to interest income during the period. In addition, the Fund may elect (i) to amortize the discount or premium remaining on a security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if the weighted average maturity date is not available, or (ii) not to amortize the remaining discount or premium on a security.

     The Fund's yield for the 30-day period ended the date of the most recent statement of assets and liabilities included in this registration statement was 4.15%.

     The Oregon Tax-Free Fund may publish a tax equivalent yield for Oregon shareholders that represents the yield that an investor would have to receive on a fully taxable investment to achieve the same after-tax results at the highest then- existing marginal combined Oregon and Federal income tax rates, calculated according to the following formula:

          Tax Equivalent Yield =    a    +   c   +  e   +  g
                                   ---      ---    ---
                                   1-b      1-d    1-f

     Where:    a =  that portion of the current yield of the Fund that is exempt from Federal and Oregon income tax.

               b = highest then-existing marginal combined Federal and Oregon income tax rate.

               c = that portion of the current yield of the Fund that is only exempt from Federal gross income tax.

               d =  highest then-existing Federal income tax rate.

               e = that portion of the current yield of the Fund that is only exempt from Oregon gross income tax.

               f =  highest then-existing Oregon income tax rate.

               g = that portion of the current yield of the Fund that is not tax exempt.

     The tax equivalent yield for the 30-day period ended the date of the most recent statement of assets and liabilities included in this registration statement was 3.83%.

     The Oregon Tax-Free Fund may also publish a tax equivalent yield for residents of Oregon that represents the yield that an investor would have to receive on a fully taxable investment to achieve the same after-tax results of the highest then-existing marginal Federal income tax rate, calculated according to the following formula:

                  Tax Equivalent Yield =   a    +   c
                                          ---
                                          1-b

     Where:     a = that portion of the current yield of the Fund that is exempt from Federal income tax.

                b = highest then-existing marginal Federal income tax rate

                c = that portion of the current yield of the Fund that is not tax exempt.

     The tax equivalent yield for the Oregon Tax-Free Fund, calculated according to the above formula, for the 30-day period ended the date of the most recent statement of assets and liabilities included in this registration statement was 6.34%.

     The U.S. Government Income Fund may publish a tax equivalent yield for residents of Oregon that represents the yield that an investor would have to receive on a fully taxable investment to achieve the same after-tax results of the highest then-existing marginal Oregon income tax rate, calculated according to the following formula:

                  Tax Equivalent Yield =   a    +   c
                                          ---
                                          1-b

     Where:     a = that portion of the current yield of the Fund that is exempt from Federal income tax.

                b = highest then-existing marginal Oregon income tax rate

                c = that portion of the current yield of the Fund that is not tax exempt.

     The tax equivalent yield for the U.S. Government Income Fund, calculated according to the above formula, for the 30-day period ended October 31, 1995 was 5.17%.

TOTAL RETURN

     Each class of the Funds may also publish average annual total return quotations for recent one, five and ten year periods computed by finding the average annual compounded rates of return over the one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                           P(1+T)n = ERV

     Where:    P    =    a hypothetical initial payment of $1,000
               T    =    average annual total return
               n    =    number of years
               ERV  =    ending redeemable value of a hypothetical $1,000
                         payment made at the beginning of the 1, 5 or 10 year periods (or fractional portion thereof)

     Total return figures may also be published for recent one, five and ten year periods where the total return figures represent the percentage return for the one, five and ten year periods that would equate the initial amount invested to the ending redeemable value. Total return percentages for periods of less than one year are usually annualized.

     If a class of a Fund has been in effect less than one, five or ten years, the time period during which the registration statement has been in effect will be substituted for the period stated.

     The average annual total return for the one- and five-year periods and for the life of the class ended the date of the most recent statement of assets and liabilities included in this statement was, for the Special Fund, 1.78%, and 23.29%, respectively; for the Equity Fund, 13.37%, and 22.19%, respectively; for the Asset Allocation Fund, 13.0% and 14.22%, respectively; for the Oregon Tax-Free Fund, 10.66% and 7.02%, respectively; for the Income Fund, 11.92% and 7.88%, respectively; for the U.S. Government Income Fund, 9.12% and 6.68%, respectively; and for the U.S. Government Money Market Fund, 5.30% and 4.03%, respectively. The average annual total return for the Special Fund for the seven year period ended on the same date was 17.06%. The average annual total return for the Oregon Tax-Free Fund for the ten-year period ended on the same date was 7.87%. The average annualized total return for the Real Estate Fund for the one-year period ended on the same date was 8.31%.

     The Small Cap Fund has been in existence less than one year. The Institutional Class shares of each of the applicable Funds have not yet advertised total return calculations.

OTHER QUOTATIONS, COMPARISONS AND GENERAL INFORMATION

     From time to time, in advertisements, in sales literature, or in reports to shareholders, the past performance of the Funds may be illustrated and/or compared with that of other mutual funds with similar investment objectives, and to stock or other relevant indices. For example, a Fund's total return may be compared to averages or rankings prepared by LIPPER ANALYTICAL SERVICES, INC., a widely recognized independent service which monitors mutual fund performance; the STANDARD & POOR'S 500 STOCK INDEX, an unmanaged index of common stocks; or the DOW JONES INDUSTRIAL AVERAGE, a recognized unmanaged index of common stock of 30 industrial companies listed on the New York Stock Exchange (the "NYSE"). Additional index which a Fund's performance may be compared include Standard
& Poors Mid-Cap 400 Index, Russell 2000 Index, Wilshire 5000 Equity Index, Morgan Stanley REIT Index and the Lehman Brothers Government/Corporate Bond Index and the Saloman Bond Indices.

     In addition, the performance of the Funds may be compared to alternative investment or savings vehicles and/or to indexes or indicators of economic activity, e.g., inflation or interest rates. Performance rankings and listings reported in newspapers or national business and financial publications, such as BARRON'S, BUSINESS WEEK, CONSUMER'S DIGEST, CONSUMER'S REPORT, FINANCIAL WORLD, FORBES, FORTUNE, INVESTOR'S BUSINESS DAILY, KIPLINGER'S, PERSONAL FINANCE MAGAZINE, MONEY MAGAZINE, the NEW YORK TIMES, SMART MONEY, USA TODAY, U.S. NEWS AND WORLD REPORT, THE WALL STREET JOURNAL and WORTH may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources, including BLOOMBERG FINANCIAL SYSTEMS, CDA/WIESENBERGER INVESTMENT COMPANIES SERVICE, DONOGHUE'S MUTUAL FUND ALMANAC, INVESTMENT COMPANY DATA, INC., JOHNSON'S CHARTS, KANON BLOCH CARRE & CO., MICROPAL, INC., MORNINGSTAR, INC., SCHABACKER INVESTMENT MANAGEMENT, TOWERS DATA SYSTEMS and WEISENBERGER INVESTMENT COMPANIES SERVICE.

     In addition, from time to time, quotations from articles from financial publications, such as those listed above, may be used in advertisements, in sales literature or in reports to shareholders of the Funds.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES

GENERAL

     Each of the Funds intends to qualify as a regulated investment company under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), but there is no assurance that they will be able to do so. In other words, each Fund is treated as a separate entity from the other Funds in the Trust for tax purposes. In general, to qualify for this treatment, the Fund must, among other things, derive at least 90% of its gross income from dividends, interest, gains from the sale of securities, and certain related income; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its taxable income and 90% of its net exempt interest income, if any, for the taxable year. If the Fund does not so qualify, it will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments made to shareholders.

     As regulated investment companies, the Funds will be taxed at regular corporate rates only on the undistributed portion of their net income and capital gains.

     If a Fund is required to pay federal income taxes on any retained Net Capital Gain (I.E., the excess of net long-term capital gains over net short-term capital losses and any capital loss carryover), that Fund may elect to treat such gain as having been distributed to its shareholders. The election will cause such amounts to be taxed to the shareholders. Each shareholder may claim a credit against his income taxes equal to such shareholder's proportionate share of the federal income tax liability that is paid by that Fund, and will generally be entitled to increase the adjusted tax basis of his shares in that Fund by the difference between his pro rata share of such gains and his tax credit.

     The Code requires a regulated investment company to pay a nondeductible 4% excise tax if such company does not distribute at least 98% of its ordinary income, determined on a calendar year basis, and 98% of its capital gains, determined, in general, on an October 31 year-end. The tax is generally applied against the excess of this required distribution over the amount actually distributed. The Funds intend to distribute an amount of income and capital gains that is sufficient to avoid imposition of the 4% excise tax.

     The value of any shares redeemed by the Funds or repurchased or otherwise sold may be more or less than the shareholder's tax basis in the shares at the time the redemption, repurchase or sale is made. Any gain or loss will generally be taxable for federal income tax purposes. Any loss realized on the sale, redemption or repurchase of shares of the Funds that have been held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any net long-term capital gains distributions received by the shareholder with respect to such shares. Losses on the redemption or on the sale of shares of the Funds are not deductible if, and to the extent that, within a period beginning 30 days before the date of the redemption or sale and ending 30 days after such date, the taxpayer acquires other Fund shares.

     The writing of call options and other investment techniques and practices which some Funds may utilize, as described in the Prospectus under "Fundamental Policies," may create "straddles" for United States federal income tax purposes and may affect the character and timing of the recognition of gains and losses by such Funds. Such transactions may increase the amount of short-term capital gain realized by such Funds, which is taxed as ordinary income when distributed to shareholders.

     Dividends paid by the Funds will qualify for the dividends-received deductions for corporations to the extent they are derived from dividends paid by domestic corporations.

     Distributions, if any, of net long-term capital gains from the sale of the Funds' securities are taxable to shareholders of the Funds at capital gains rates, regardless of the length of time the shareholder has owned shares of the Funds and regardless of whether the distributions are reinvested in shares of the Funds.

     The Funds are required by federal law to obtain from each of their shareholders certification of the shareholder's correct taxpayer identification number and certain other information. If a shareholder fails to certify such number or to provide the necessary information to the Funds, or if the Funds receive certain notices from the Internal Revenue Service, the Funds will be required to withhold and pay to the United States Treasury 31% of any reportable dividends or interest paid to such shareholder.

OREGON TAX-FREE FUND

     If the Oregon Tax-Free Fund does not qualify as a regulated investment company under the Code, it will be treated for tax purposes as an ordinary corporation and will receive no tax deduction for payments made to shareholders and will be unable to pay "exempt interest dividends," as discussed in the Prospectus.

     From time to time, proposals have been introduced before Congress and the Internal Revenue Service for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities, including private activity bonds. It is likely that similar proposals will be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by the Fund and the value of the Fund's portfolio could be adversely affected. In such event, the Fund would re-evaluate its investment objectives and policies and consider recommending to its shareholders changes in the structure of the Fund.

     Section 147 of the Code prohibits exemption from taxation of interest on certain governmental obligations paid to persons who are "substantial users" (or persons related thereto) of facilities financed by such obligations. "Substantial user" is generally defined to include a "nonexempt person" who is entitled to use more than 5% of a facility financed from the proceeds of industrial development bonds. No investigation as to the substantial users of the facilities financed by bonds in the Fund's portfolio will be made by the Fund. Potential investors who may be, or may be related to, substantial users of such facilities should consult their tax advisors before purchasing shares of the Fund.

     Each distribution is accompanied by a brief explanation of the form and character of the distribution. The Fund provides each shareholder with an annual statement of the federal income tax status of all distributions, including a statement of percentage of the prior year's distributions designated by the Fund to be treated as tax-exempt interest or long-term capital gain. The dollar amounts of tax-exempt and taxable dividends and distributions paid by the Fund that are reported annually to shareholders will vary for each shareholder, depending upon the size and duration of the shareholder's investment in the Fund. To the extent that the Fund derives investment income from taxable interest, it intends to designate as the actual taxable income the same percentage of each day's dividend as the actual taxable income bears to the total investment income earned on that day. The percentage of the dividend designated as taxable (if any), therefore, may vary from day to day.

     Individuals, trusts, and estates who or which are residents of the state of Oregon will not be subject to the Oregon personal income tax on distributions from the Fund representing tax-exempt interest paid on municipal securities issued by the State of Oregon and its political subdivisions. Distributions to Oregon residents representing earnings of the Fund from sources other than such tax-exempt interest will be subject to the Oregon personal income tax. In addition, the Fund anticipates that all distributions from the Fund, from any source, to corporations subject to the Oregon Corporation excise tax will be subject to that tax. For purposes of the Oregon personal income tax and the Oregon corporate excise tax, income from Fund distributions of interest paid on municipal securities issued by a state, other than Oregon, and its political subdivisions will be reduced by interest on indebtedness incurred to carry such securities and expenses incurred to produce such income.

     The Oregon Corporate Excise Tax Act generally taxes corporations on income received from municipal securities, including those issued by the state of Oregon and its political subdivisions. Since this Fund is a trust, it would generally be subject to such a tax. However, the Oregon Department of Revenue has adopted an administrative rule (Oregon Administrative Rule 150.317,010(10)) which provides that a registered investment company may deduct from its income an amount equal to the exempt interest dividends paid to its shareholders. The Fund expects to distribute substantially all of its interest income as dividends to its shareholders and, therefore, does not expect to be liable for Oregon Corporate Excise tax.

     Under the Code, interest on indebtedness incurred or continued to purchase or carry shares of an investment company paying "exempt interest dividends," such as the Fund, is not deductible by the investor. Under rules used by the Internal Revenue Service, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares. In addition, under Sections 265 and 291 of the Code, certain financial institutions acquiring shares may be subject to a reduction in the amount of interest expense that would otherwise be allowable as a deduction for federal income tax purposes.

FOREIGN TAXES

     Certain Funds may be subject to foreign withholding taxes which would reduce the yield on their investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. It is expected that shareholders of the Funds who are subject to United States federal income tax will not be entitled to claim a federal income tax credit or deduction for foreign taxes paid by the Funds.

     Gains and losses realized by any of the Funds on certain transactions, including sales of foreign debt securities and certain transactions involving foreign currency, will be treated as ordinary income or loss for federal income tax purposes to the extent, if any, that such gains or losses are attributable to changes in exchange rates for foreign currencies. Accordingly, distributions taxable as ordinary income will include the net amount, if any, of such foreign exchange gains and will be reduced by the net amount, if any, of such foreign exchange losses.

     If any of the Funds purchases shares in certain foreign investment entities, called "passive foreign investment companies", it may be subject to United States federal income tax on a portion of any "excess distribution" or gain from the disposition of such share, even if such income is distributed as a taxable dividend by such Fund to its shareholders. Additional charges in the nature of interest may be imposed on either the Fund or its shareholders in respect of deferred taxes arising from such distributions or gains.

     If any of the Funds were to invest in a passive foreign investment company with respect to which the Fund elected to make a "qualified electing fund" election, in lieu of the foregoing requirement, such Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if such amount were not distributed to such Fund.

OTHER TAX INFORMATION

     The information above is only a summary of some of the tax consequences generally affecting each Fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders of a Fund may be subject to state and local personal property taxes. Investors should consult their tax advisors to determine whether a Fund is suitable for their particular tax situation.


                            _________________________
                            SPECIAL INVESTOR SERVICES
                            _________________________

     SYSTEMATIC WITHDRAWAL PLAN. A shareholder owning or purchasing shares of any Fund having a total value of $5,000 or more may participate in a systematic withdrawal plan providing regular monthly payments in the amount of $100 or more (the "Systematic Withdrawal Plan"). An application form containing details of the Systematic Withdrawal Plan is available upon request from State Street Bank and Trust Company (the "Transfer Agent"), the Funds' transfer agent. The Plan is voluntary and may be terminated at any time by the shareholders.

     Income dividends and capital gain distributions on shares of the Funds held in a Systematic Withdrawal Plan are automatically reinvested in additional shares of the relevant Fund at net asset value. A Systematic Withdrawal Plan is not an annuity and does not and cannot protect against loss in declining markets. Amounts paid to a shareholder from the Systematic Withdrawal Plan represent the proceeds from redemptions of Fund shares, and the value of the shareholder's investment in a Fund will be reduced to the extent that the payments exceed any increase in the aggregate value of the shareholder's shares (including shares purchased through reinvestment of dividends and distributions). If a shareholder receives payments that are greater than the appreciation in value of his or her shares, plus the income earned on the shares, the shareholder may eventually withdraw his or her entire account balance. This will occur more rapidly in a declining market. For tax purposes, depending upon the shareholder's cost basis and date of purchase, each withdrawal will result in a capital gain or loss. See "DIVIDENDS, DISTRIBUTIONS AND TAXES" in this Statement of Additional Information and "TAXES" in the Funds' Prospectus.

     The Funds offer certain shareholder services, which are designed to facilitate investment in their shares. Each of the options is described in the Funds' Prospectus. All of these special services may be terminated by either the Funds or the shareholder without any prior written notice.

     SYSTEMATIC EXCHANGE PLAN. The Systematic Exchange Plan allows you to make regular, systematic exchanges of at least $100 from one Crabbe Huson Fund account into another Crabbe Huson Fund account. By setting up the plan, you authorize the Fund and its agents to redeem a set dollar amount or number of shares from the first account and purchase shares of a second Crabbe Huson Fund. An exchange transaction is a sale and a purchase of shares for federal income tax purposes and may result in a capital gain or loss.

     To participate in the Systematic Exchange Plan, you must have an initial account balance of $2,000 in the first account and at least $2,000 in the second account. Exchanges may be made on any day or days of your choice. If the amount remaining in the first account is less than the exchange amount you requested, then the remaining amount will be exchanged. At such time as the first account has a zero balance, your participation in the plan will be terminated. You may also terminate the plan by calling or writing the Fund. Once participation in the plan has been terminated for any reason, to reinstate the plan you must do so in writing; simply investing additional funds will not reinstate the plan.


                               ___________________
                               GENERAL INFORMATION
                               ___________________


     Each of the Funds (other than the Special Fund) is a series of Crabbe Huson Funds, an open-end management investment company organized as a Delaware business trust by a Declaration of Trust dated October 14, 1995. On November 28, 1995, its name was changed by an amendment to the Declaration of Trust from the Crabbe Huson Mutual Funds Group to Crabbe Huson Funds. The Small Cap Fund commenced business as part of the trust in February, 1996. The remainder of the Funds were Oregon corporations prior to a reorganization which was completed September 30, 1996. The Special Fund was incorporated under Oregon law on January 29, 1987. Prior to February 23, 1993, the Special Fund was called the "Crabbe Huson Growth Fund." Prior to May 28, 1996, the Oregon Tax-Free Fund was called the "Crabbe Huson Oregon Bond Fund."


     The beneficial interests in the Trust are divided into shares, all without par value of one class. The Trustees have the authority from time to time to divide the shares into two or more series and further into sub-series or classes. The Trust currently has eight series: Small Cap Fund; Real Estate Investment Fund; Equity Fund; Asset Allocation Fund; Oregon Tax-Free Fund; Income Fund; U.S. Government Income Fund and U.S. Government Money Market Fund. The Small Cap Fund, Equity Fund and Asset Allocation Fund are further divided into classes: the Primary Class, the Adviser Class and the Institutional Class. Only the Primary Class and the Institutional Class are currently being offered for sale to the public.


     The assets of the Trust received from the sale or issue of shares of each Fund and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are especially allocated to such Fund, and constitute the underlying assets of such Fund. The underlying assets of each Fund are segregated on the books of account, and are to be charged with the liabilities with respect to such Fund and with a share of the general expenses of the Trust. Expenses with respect to the Trust are to be allocated in proportion to the asset value of the respective Fund, except where allocations of direct expense can otherwise be fairly made. The Board of Trustees has the power to determine which expenses are allocable to all of the Funds. Expenses of the Small Cap, Equity and Asset Allocation Funds are further allocated among the Primary Class and the Institutional Class pursuant to a Rule 18f-3 Plan adopted by the Trustees. In the event of the dissolution or liquidation of the Trust, shareholders of each Fund are entitled to receive as a class the underlying assets of such Fund available for distribution.


     In each matter submitted to a vote of the shareholders of the Trust, each shareholder shall be entitled to one vote for each dollar of net asset value held by the shareholder. Each series will vote separate from another series, except as required by the 1940 Act, in which case the series may vote together. As to a matter which does not affect the interests of a particular series or class, only the holders of shares of the one or more affected series or class shall be entitled to vote. Dividends, distributions and redemptions of shares of the Trust are to be paid as set forth in the Prospectus. Shareholders do not have preemptive rights or any conversion rights. Liquidation of a Fund must be approved by two-thirds of the outstanding voting securities of that Fund.

     The Special Fund has an authorized capital of 100 million shares of common stock. All shares of the Special Fund are of the same class. Shareholders of the Special Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Shareholders of the Special Fund vote on the election of directors and any other matter submitted to a shareholder vote. Shares issued are fully paid and nonassessable, and have no preemptive or conversion rights. Each share is entitled to participate equally in dividends and distributions declared, and in the net assets upon liquidation or dissolution after satisfaction of outstanding liabilities.

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                                     COUNSEL
                                     _______

     The law firm of Davis Wright Tremaine, Portland, Oregon, will pass on certain legal matters in connection with the issuance of shares of the Funds and will also act as counsel to the Funds and as counsel to the Adviser and the Distributor in connection with their relationship with the Funds and certain matters.

                                    ________
                                    AUDITORS
                                    ________

     KPMG Peat Marwick LLP, Portland, Oregon, acts as the Funds' independent auditors. In such capacity, KPMG Peat Marwick LLP performs the annual audit of each Fund's financial statements and assists in the preparation of tax returns.

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             CUSTODIAN, TRANSFER AGENT AND DIVIDEND-DISBURSING AGENT
             _______________________________________________________

     Investors Fiduciary Trust Co. serves as the custodian (the "Custodian") of the Funds' cash and securities. State Street Bank and Trust Company serves as the Funds' transfer agent and dividend-disbursing agent (the "Transfer Agent"). Boston Financial Data Services serves as the Transfer Agent's Servicing Agent in carrying out the Transfer Agent's responsibilities to the Funds. The Transfer Agent processes requests for the purchase or redemption of a Fund's shares, sends statements of ownership to shareholders, and performs other administrative duties on behalf of the Funds. Neither the Custodian nor the Transfer Agent plays any role in establishing the investment policies of the Funds or in determining which securities are to be purchased or sold by the Funds. All fees and expenses of the Custodian and the Transfer Agent are paid by the Funds. For its custodial services to the Funds, the Custodian receives monthly fees based upon the Funds' month-end, aggregate net asset value, plus certain charges for securities transactions. For its services as transfer agent and dividend-disbursing agent, the Transfer Agent receives fees from the Funds based upon the number of shareholder accounts maintained and the number of transactions effected. The Custodian and the Transfer Agent are also reimbursed by the Funds for out-of-pocket expenses, including the expense of clerical and administrative services provided to the Funds.

     The Distributor and the Funds have also entered into various shareholder servicing agreements in which certain broker-dealers, financial institutions, depository institutions, and other financial intermediaries (collectively, "Financial Intermediaries") have agreed to perform certain sub-transfer agent and shareholder servicing functions on behalf of the Funds for clients and customers of such Financial Intermediaries who beneficially own shares in the Funds. The fees paid to such Financial Intermediaries will vary depending upon the services provided.


                        ________________________________
                        ADDITIONAL INFORMATION REGARDING
                        CERTAIN INVESTMENTS BY THE FUNDS
                        ________________________________

GOVERNMENT SECURITIES

     The taxable fixed-income obligations in which the Funds may invest on a short-term basis may include obligations issued or guaranteed by the United States government, its agencies, instrumentalities, or authorities. Any such obligations in which the Funds invest will consist of bills, notes, and bonds issued by the United States Treasury or obligations issued by other agencies of the United States Government. Examples of other government agencies in whose obligations the Funds may invest include Federal Home Loan Intermediate Credit banks, Federal Land Banks, Federal Home Loan Banks, and the Federal National Mortgage Association. Obligations issued by the United States Treasury are guaranteed by the full faith and credit of the United States Government. Obligations issued by other federal agencies are direct obligations of such agencies and are not guaranteed by the United States Government.

MUNICIPAL SECURITIES (Oregon Tax-Free Fund)

     The term "municipal securities," as used in this Statement of Additional Information, means obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, or instrumentalities or multi-state agencies, or authorities. These obligations are issued to fund various public projects (such as construction of airports, highways, bridges, schools, and housing), refund outstanding municipal obligations, obtain funds for general operating expenses, and for loans to other public institutions and facilities. Municipal securities are of varying maturities and differ in investment quality, depending upon the credit worthiness of the obligation's issuer.

     The two principal classifications of municipal securities are "general obligation bonds" and "revenue bonds." General obligation bonds are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or project or, in a few cases, from the proceeds of a special excise or other tax, but are not supported by the issuer's power to levy general taxes.

     One type of revenue bond is the "private activity bond" (formerly referred to as "industrial development bonds"). These obligations are issued by a governmental or quasi-governmental issuer, but all or a major portion of the proceeds realized upon the sale of these obligations are used, directly or indirectly, to fund the trade or business of a private enterprise, generally by financing the acquisition of a facility to be used by that enterprise. The payment of principal and interest on private activity bonds is dependent on the ability of the private enterprise to meet those obligations and is usually secured by an interest in the financed facility or in payments, such as lease payments, received with respect to that property. The issuer of the bonds does not pledge its full credit and taxing power for the payment of principal and interest. Under current federal income laws, the interest received on certain small issues and obligations used to finance certain exempt facilities which may be leased to or used by persons other than the issuer is exempt from federal income tax. The Oregon Tax-Free Fund intends to purchase tax-exempt private activity bonds if, in the opinion of the Adviser, such obligations are appropriate for the Fund's securities portfolios. No limit has been placed upon the amount of private activity bonds that may be purchased by the Oregon Tax-Free Fund, and a significant percentage of the Oregon Tax-Free Fund's total assets may be invested in such obligations. However, no more than 25% of the Oregon Tax-Free Fund's total assets may be invested in private activity bonds where the payment of principal and interest is the ultimate responsibility of companies within the same industry.


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                            SPECIAL INVESTMENT RISKS
                            ________________________

     FOREIGN SECURITIES. The Special, Small Cap, Equity, Asset Allocation and Income Funds may invest up to 35% of their total assets in foreign securities, which may or may not be traded on an exchange. These Funds may purchase securities issued by issuers in any country. Securities of foreign companies are frequently denominated in foreign currencies, and these Funds may temporarily hold uninvested reserves in bank deposits in foreign currencies. As a result, these Funds will be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and they may incur expenses in connection with conversion between various currencies. Subject to their investment restrictions, these Funds may invest in other investment companies that invest in foreign securities. These Funds do not expect to invest more than 5% of their respective assets in such investment companies.

     Foreign securities may be subject to foreign government taxes that would reduce the income yield on such securities. Certain foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion of any foreign withholding taxes would reduce the income the affected Fund received from any foreign investments.

     Foreign investments involve certain risks, such as political or economic instability of the issuer or of the country of the issuer, difficulty of predicting international trade patterns, and the possibility of imposition of exchange controls. Such securities may also be subject to greater fluctuations in price than securities of domestic corporations or of the United States Government. In addition, the net asset value of these Funds is determined and shares of these Funds can be redeemed only on days during which securities are traded on the NYSE. However, foreign securities held by these Funds may be traded on Saturdays or other holidays when the NYSE is closed. Accordingly, the net asset value of these Funds may be significantly affected on days when an investor has no access to these Funds.

     In addition, there may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There is generally less government regulation of stock exchanges, brokers and listed companies abroad than in the United States, and the absence of negotiated brokerage commissions in certain countries may result in higher brokerage fees. With respect to certain foreign countries, there is a possibility of expropriation, nationalization, or confiscatory taxation, which could affect investment in those countries.

     FUTURES CONTRACTS. When a Fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a Fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when a Fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of securities prices, such as the Standard & Poor's Composite Index of 500 Stocks (S&P 500) or the Bond Buyer Municipal Bond Index. Futures can be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.

     The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a Fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a Fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

     PURCHASE PUT AND CALL OPTIONS. By purchasing a put option, a Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. A Fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium it paid. If the fund exercises the option, it completes the sale of the underlying instrument at the strike price. A Fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.

     The buyer of a typical put option can expect to realize a gain if the price of the underlying security falls substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).

     The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.

     WRITING PUT AND CALL OPTIONS. When a Fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the Fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. A Fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option a Fund has written, however, the Fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.

     If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received.
If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline.

     Writing a call option obligates a Fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy, if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.

     COMBINED POSITIONS. A Fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be difficult to open and close out.

     CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a Fund's current or anticipated investments exactly. A Fund may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which it typically invests, which involves a risk that the options or futures position will not track the performance of a fund's other investments.

     Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a Fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

     LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves up or down more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.

     OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter options (OTC) (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a fund greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

     ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. A fund will comply with guidelines established by the SEC with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.


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                              FINANCIAL STATEMENTS
                              ____________________


     Following are the financial statements for the Funds.

                     THE CRABBE HUSON SPECIAL FUND, INC.

                           SCHEDULE OF INVESTMENTS

                                 April 30, 1996
                                   (Unaudited)

SHARES OR
FACE VALUE    SECURITIES DESCRIPTION                               MARKET VALUE
-----------   ----------------------                               ------------
                             COMMON STOCK - 67.4%
                             COMMON STOCK - 87.7%
BASIC MATERIALS - 6.8%
    791,600   Battle Mountain Gold  .............................. $  7,025,450
    182,200*  Pegasus Gold, Inc  .................................    2,596,350
  5,133,800*  Rollins Environmental Services  ....................   13,476,225
  2,021,000*  Sante Fe Pacific Gold Co  ..........................   30,062,375
                                                                   ------------
                                                                     53,160,400
                                                                   ------------
CONSUMER CYCLICALS - 14.4%
  1,462,000*  Ann Taylor .........................................   25,036,750
  2,307,800*  Bombay Co, Inc  ....................................   26,828,176
  1,272,900*  Burlington Coat Factory  ...........................   13,842,788
  1,407,600   Cato Corp - Class A  ...............................   13,372,200
     24,000*  Dress Barn, Inc ....................................      261,000
  2,379,700*  Payless Cashways, Inc  .............................    9,816,264
  1,692,600   Phillips-Van Heusen  ...............................   22,426,950
                                                                   ------------
                                                                    111,584,128
                                                                   ------------
CONSUMER STAPLES - 5.9%
    963,200   Fleming Companies ..................................   13,244,000
    352,400*  Fred Meyer, Inc  ...................................   10,131,500
    679,200   Hudson Foods Inc - Class A  ........................    8,999,400
    592,400*  Paragon Trade Brands, Inc  .........................   13,847,350
                                                                   ------------
                                                                     46,222,250
                                                                   ------------
ENERGY - 11.1%
    243,500*  Falcon Drilling Company, Inc .......................    6,544,062
    916,900*  Forcenergy Gas Exploration  ........................   12,836,600
    931,800*  Forest Oil Corp ....................................   11,239,838
    588,700   Holly Corp  ........................................   15,894,900
  1,372,200*  Oryx Energy Co  ....................................   21,955,200
  1,979,800   Snyder Oil Corp  ...................................   17,818,200
                                                                   ------------
                                                                     86,288,800
                                                                   ------------
FINANCIAL  - 4.0%
    397,100*  Citation Insurance Group  ..........................    1,638,037
    620,700*  Risk Capital Holdings, Inc  ........................   12,336,412
    581,900*  Zurich Reinsurance Centre  .........................   17,529,738
                                                                   ------------
                                                                     31,504,187
                                                                   ------------
HEALTHCARE - 12.0%
  1,452,800*  Coventry Corp  .....................................   28,148,000
    347,600*  Grancare, Inc  .....................................    6,256,800
    373,100*  Horizon/CMS Healthcare Corp ........................    4,943,575
  1,145,500   Integrated Health Services  ........................   31,501,250
  1,473,800*  Sun Healthcare Group, Inc   ........................   22,291,225
                                                                   ------------
                                                                     93,140,850
                                                                   ------------

*Non-income producing security.

See accompanying notes to financial statements.

                     THE CRABBE HUSON SPECIAL FUND, INC.

                           SCHEDULE OF INVESTMENTS

                                 April 30, 1996
                                   (Unaudited)

SHARES OR
FACE VALUE    SECURITIES DESCRIPTION                               MARKET VALUE
-----------   ----------------------                               ------------
                             COMMON STOCK - (continued)
INDUSTRIALS - 19.2%
    851,800*  Century Aluminum Co  ............................... $ 12,564,050
  1,032,500   Crompton & Knowles Corp  ...........................   15,874,688
    810,800   Giddings & Lewis, Inc  .............................   15,050,475
    509,600   Huntco, Inc  .......................................    8,981,700
    749,300   Longview Fibre Co  .................................   13,206,412
  2,331,800*  Lytton Minerals, Ltd ...............................    6,795,057
  1,557,000*  MK Rail Corp  ......................................    7,785,000
  1,465,100*  Morrison Knudsen Corp  .............................    2,014,513
  1,103,100   Oregon Steel Mills, Inc  ...........................   17,511,713
    635,500   Stewart & Stevenson Services .......................   18,667,812
    332,800   TJ International, Inc  .............................    5,740,800
  1,246,300   Wabash National Corp  ..............................   24,614,424
                                                                   ------------
                                                                    148,806,644
                                                                   ------------
REAL ESTATE INVESTMENT TRUST - 2.4%
  1,626,600*  Catellus Development Corp  .........................   14,842,725
    321,200   Crown American Realty  .............................    2,409,000
     92,000   Prime Retail, Inc  .................................    1,035,000
                                                                   ------------
                                                                     18,286,725
                                                                   ------------
TECHNOLOGY - 0.8%
     58,600*  Sequent Computer Systems ...........................      857,025
    589,388*  Zenith Electronics Corp  ...........................    5,525,512
                                                                   ------------
                                                                      6,382,537
                                                                   ------------
TRANSPORTATION - 11.1%
  1,154,300   Airborne Freight Corp  .............................   30,444,662
    707,100   Hunt (JB) Transportation Services, Inc  ............   14,407,163
    620,800*  Landstar System, Inc  ..............................   17,072,000
    308,900   Teekay Shipping Corp  ..............................    8,571,975
    115,900   TNT Freightways Corp  ..............................    2,622,237
  1,077,200*  Yellow Corp  .......................................   13,195,700
                                                                   ------------
                                                                     86,313,737
                                                                   ------------

Total Common Stocks                                                 681,690,258
                                                                   ------------

                                  OPTIONS - 1.0%
PUT OPTIONS - 1.0%
 14,269,406   Morgan Stanley High Tech Index @ 350,
               expiring 6/21/96...................................    2,278,824
 15,804,779   Morgan Stanley High Tech Index @ 316,
               expiring 6/21/96...................................      728,600
 15,384,615   Morgan Stanley High Tech Index @ 325,
               expiring 6/21/96...................................    1,089,231
 45,839,300   Morgan Stanley High Tech Index @ 327,
               expiring 6/21/96...................................    3,465,451
                                                                   ------------
                                                                      7,562,106
                                                                   ------------

*Non-income producing security.

See accompanying notes to financial statements.

                     THE CRABBE HUSON SPECIAL FUND, INC.

                           SCHEDULE OF INVESTMENTS

                                 April 30, 1996
                                   (Unaudited)

SHARES OR
FACE VALUE    SECURITIES DESCRIPTION                               MARKET VALUE
-----------   ----------------------                               ------------
                        SHORT TERM INVESTMENTS - 3.2%
DISCOUNT NOTE - 1.7%
$ 13,325,000  Federal Home Loan Bank 5.300%** 5/01/96 ............ $ 13,325,000
                                                                   ------------

INVESTMENT COMPANY - 1.5%
  11,620,043  Seven Seas Money Market Fund 5.040%*** .............   11,620,043
                                                                   ------------

Total Short Term Investments                                         24,945,043
                                                                   ------------

Total Investments - 91.9%                                           714,197,407
 (Cost $684,495,304)
Cash - 0%                                                                 7,202
                                                                   ------------

                         SECURITIES SOLD SHORT - (12.8%)
COMMON STOCKS
TECHNOLOGY - (12.8%)
      72,900  Micro Warehouse, Inc  ..............................   (3,134,700)
     163,900  Sun Microsystems, Inc  .............................   (8,891,575)
     138,600  America Online, Inc ................................   (8,870,400)
     203,900  Compaq Computers, Corp .............................   (9,506,838)
     584,800  Cypress Semiconductor  .............................   (8,260,300)
      62,000  Microchip Technology, Inc  .........................   (1,581,000)
     695,800  Gartner Group, Inc - Class A  ......................  (23,831,150)
     636,700  Tellabs, Inc  ......................................  (35,177,675)
                                                                   ------------
                                                                    (99,253,638)
                                                                   ------------

Total Securities Sold Short - (12.8%)                               (99,253,638)
                                                                   ------------
(Proceeds $70,381,440)

Other Assets and (Liabilities), Net - 20.9%                         162,537,517
                                                                   ------------
TOTAL NET ASSETS - 100.0%                                          $777,488,488
                                                                   ------------
                                                                   ------------

**Rate reflects purchase yield to maturity
***Rate reflects 7 day yield as of April 30, 1996.

See accompanying notes to financial statements.

                          CRABBE HUSON SMALL CAP FUND

                           SCHEDULE OF INVESTMENTS

                                 April 30, 1996
                                   (Unaudited)

SHARES OR
FACE VALUE   SECURITIES DESCRIPTION                                MARKET VALUE
----------   ----------------------                                ------------
                             COMMON STOCK - 67.4%
BASIC MATERIALS - 3.6%
    10,000*  Battle Mountain Gold ................................ $     88,750
     3,300*  Pegasus Gold, Inc ...................................       47,025
    34,000*  Rollins Environmental Services ......................       89,250
                                                                   ------------
                                                                        225,025
                                                                   ------------
CONSUMER CYCLICALS - 11.4%
    16,000*  Bombay Co, Inc ......................................      186,000
     7,400*  Burlington Coat Factory .............................       80,475
    12,300   Cato Corp - Class A .................................      116,850
     4,800*  Dress Barn, Inc .....................................       52,200
    28,100*  Payless Cashways, Inc ...............................      115,913
    12,600   Phillips-Van Heusen .................................      166,950
                                                                   ------------
                                                                        718,388
                                                                   ------------
CONSUMER STAPLES - 6.6%
    14,500   Fleming Companies ...................................      199,375
     6,500   Hudson Foods Inc - Class  A .........................       86,125
     9,100*  Suiza Foods Corp ....................................      129,675
                                                                   ------------
                                                                        415,175
                                                                   ------------
ENERGY - 8.7%
     8,400*  Forcenergy Gas Exploration ..........................      117,600
     8,500   Forest Oil Corp .....................................      102,531
     3,900   Holly Corp ..........................................      105,300
     7,300*  Oryx Energy Co ......................................      116,800
    11,900   Snyder Oil Corp .....................................      107,100
                                                                   ------------
                                                                        549,331
                                                                   ------------
FINANCIAL - 2.9%
     4,600*  Risk Capital Holdings, Inc .........................        91,425
     3,000*  Zurich Reinsurance Centre ..........................        90,375
                                                                   ------------
                                                                        181,800
                                                                   ------------
HEALTHCARE - 15.0%
     5,700*  Coventry Corp.......................................       110,438
     5,700*  Grancare, Inc ......................................       102,600
    15,500*  Horizon/CMS Healthcare Corp ........................       205,375
    10,400*  Integrated Health Services .........................       286,000
    15,800*  Sun Healthcare Group, Inc .........................        238,975
                                                                   ------------
                                                                        943,388
                                                                   ------------

*Non-income producing security.

See accompanying notes to financial statements.

                          CRABBE HUSON SMALL CAP FUND

                           SCHEDULE OF INVESTMENTS

                                 April 30, 1996
                                   (Unaudited)

SHARES OR
FACE VALUE   SECURITIES DESCRIPTION                                MARKET VALUE
----------   ----------------------                                ------------
                          COMMON STOCK - (continued)
INDUSTRIALS - 11.5%
     4,600*  Century Aluminum Co.................................  $     67,850
     6,600   Crompton & Knowles Corp ............................       101,475
     5,300   Giddings & Lewis, Inc ..............................        98,381
     7,200   Oregon Steel Mills, Inc ............................       114,300
     3,400   Stewart & Stevenson Services .......................        99,875
     5,500   TJ International, Inc ..............................        94,875
     7,300   Wabash National Corp ...............................       144,175
                                                                   ------------
                                                                        720,931
                                                                   ------------
TECHNOLOGY - 3.2%
     6,000*  Sequent Computer Systems ...........................        87,750
    12,200*  Zenith Electronics Corp ............................       114,375
                                                                   ------------
                                                                        202,125
                                                                   ------------
TRANSPORTATION - 4.6%
     4,600   Hunt (JB) Transportation Services., Inc ............        93,725
     3,600*  Landstar System, Inc ...............................        99,000
       300   TNT Freightways Corp ...............................         6,787
     7,100*  Yellow Corp.........................................        86,975
                                                                   ------------
                                                                        286,487
                                                                   ------------

Total Common Stocks                                                   4,242,650
                                                                   ------------

                        SHORT TERM INVESTMENTS - 27.0%
DISCOUNT NOTE - 26.6%
$1,675,000   Federal Home Loan Bank 5.300%** 5/01/96 ............     1,675,000
                                                                   ------------

INVESTMENT COMPANY - 0.3%
    19,468   Seven Seas Money Market Fund 5.040%*** .............        19,468
                                                                   ------------

Total Short Term Investments                                          1,694,468
                                                                   ------------

Total Investments - 94.4%                                             5,937,118
 (Cost $5,469,127)
Cash - 4.4%                                                             275,474
Other Assets and (Liabilities), Net - 1.2%                               77,539
                                                                   ------------

TOTAL NET ASSETS - 100.0%                                          $  6,290,131
                                                                   ------------
                                                                   ------------

*Non-income producing security.
**Rate reflects purchase yield to maturity.
***Rate reflects 7 day yield as of April 30, 1996.

See accompanying notes to financial statements.

                   THE CRABBE HUSON ASSET ALLOCATION FUND, INC.
                           SCHEDULE OF INVESTMENTS
                               April 30, 1996
                                 (UNAUDITED)

SHARES OR                                                               MARKET
FACE VALUE  SECURITIES DESCRIPTION                                      VALUE
----------  -----------------------------------------                   -------
               FIXED INCOME SECURITIES - 38.8%
AGENCIES - 5.5%
$  420,000  International Bank For Reconstruction &
            Development Floater 5.890%** 8/07/97................... $    387,853
                                                                    ------------
 1,500,000  Student Loan Marketing Association Treasury
            Floater 3.840%  2/11/98 ...............................    1,469,985
   900,000  Federal National Mortgage Association 6.080% 9/25/00...      883,179
 1,200,000  Federal National Mortgage Association 8.250% 12/18/00..    1,277,220
   550,000  Tennessee Valley Authority 6.125% 7/15/03..............      530,062
 1,000,000  Federal Home Loan Bank 7.590% 3/10/05..................    1,039,070
 1,000,000  Federal National Mortgage Association 7.375% 3/28/05...    1,025,190
   925,000  Federal National Mortgage Association 5.875% 2/02/06...      851,056
   800,000  Interamerican Development Bank 6.125% 3/08/06..........      751,000
                                                                    ------------
                                                                       8,214,615
                                                                    ------------
CMO - 0.8%
 1,324,091  Greenwich Capital Acceptance Inc. 1993 - PO1- B........    1,230,577
                                                                    ------------
CORPORATE BONDS - 8.8%
   600,000  Baxter International 7.500% 5/01/97....................      606,000
   500,000  Hertz Corp 8.300% 2/02/98..............................      514,375
   500,000  GMAC 8.000% 10/01/99...................................      519,375
   550,000  Upjohn Co 5.875% 4/15/00...............................      533,500
   550,000  Pepsico, Inc 5.875% 6/01/00............................      533,500
   400,000  American Express Credit 6.500% 8/01/00.................      393,500
   700,000  Ford Motor Credit 6.250% 11/08/00......................      683,375
   725,000  GMAC 9.000% 10/15/02...................................      797,500
   550,000  IBM Corp 7.250% 11/01/02...............................      559,625
   550,000  JP Morgan & Company 7.625% 9/15/04.....................      564,438
   550,000  Pacific Bell 6.250% 3/01/05............................      519,750
   550,000  Anheuser Busch 7.000% 9/01/05..........................      544,500
   700,000  US West Communications 6.625% 9/15/05..................      676,375
   550,000  Bear Stearns Co. 6.875% 10/01/05.......................      530,750
   600,000  Snap-on, Inc 6.625% 10/01/05...........................      582,750
   900,000  Walt Disney Company Global 6.750% 3/30/06..............      876,375
   550,000  Sysco Corp 7.000% 5/01/06..............................      546,562
   770,000  Dupont 8.250% 9/15/06..................................      833,525
   600,000  Wal-Mart Stores 8.000% 9/15/06 ........................      636,000
   550,000  Eli Lilly 8.375% 12/01/06..............................      602,938
   600,000  AT&T Corp 7.750% 3/01/07...............................      626,250
   550,000  GTE South 6.000% 2/15/08...............................      496,375
                                                                    ------------
                                                                      13,177,338
                                                                    ------------

**Zero-coupon bond rate reflects purchase yield to maturity.

See accompanying notes to financial statements.

                   THE CRABBE HUSON ASSET ALLOCATION FUND, INC.
                           SCHEDULE OF INVESTMENTS
                               April 30, 1996
                                 (UNAUDITED)

SHARES OR                                                               MARKET
FACE VALUE  SECURITIES DESCRIPTION                                      VALUE
----------  -----------------------------------------                   -------
               FIXED INCOME SECURITIES - (CONTINUED)
FHLMC - 2.6%

$  108,325  FHLMC Pool #281037 9.250% 11/01/16 .................... $    114,077
   988,377  FHLMC Pool #303033 9.000% 4/01/17 .....................    1,032,904
 1,376,268  FHLMC Pool #D65456 7.000% 11/01/25 ....................    1,329,172
 1,336,751  FHLMC Pool #C80344 7.500% 9/01/25 .....................    1,322,916
                                                                    ------------
                                                                       3,799,069
                                                                    ------------
GOVERNMENT BONDS - 21.1%
 2,430,000  U.S. Treasury Note 5.000% 1/31/98 .....................    2,388,787
 9,790,000  U.S. Treasury Note 5.125% 2/28/98 .....................    9,634,731
 4,380,000  U.S. Treasury Note 6.125% 3/31/98 .....................    4,385,519
 2,340,000  U.S. Treasury Note 6.250% 8/31/00 .....................    2,325,141
 4,600,000  U.S. Treasury Note 5.625% 2/28/01 .....................    4,448,706
 1,660,000  U.S. Treasury Note 6.500% 8/15/05 .....................    1,636,063
   725,000  U.S. Treasury Note 6.875% 8/15/25 .....................      715,872
 6,750,000  U.S. Treasury Note 6.000% 2/15/26 .....................    5,996,565
                                                                    ------------
                                                                      31,531,384
                                                                    ------------
Total Fixed Income Securities                                         57,952,983
                                                                    ------------

               COMMON STOCK - 55.0%
BASIC MATERIALS - 4.7%

    30,800  Browning-Ferris Industries ............................      993,300
    81,000  Hanson PLC, ADR .......................................    1,225,125
    65,300  Homestake Mining ......................................    1,314,163
    82,500  Laidlaw, Inc. -  Class B ..............................      866,250
    48,600* Methanex Corp .........................................      384,243
    65,900  WMX Technologies, Inc .................................    2,290,025
                                                                    ------------
                                                                       7,073,106
                                                                    ------------
CONSUMER CYCLICALS - 6.2%
     9,800  Dayton-Hudson Corp .....................................     935,900
    39,000  General Motors Corp ....................................   2,115,750
    41,400  Liz Claiborne, Inc .....................................   1,505,925
     6,900  Lowe's Companies .......................................     223,388
    81,900* Price/Costco, Inc ......................................   1,556,100
     2,000  Reebok International LTD ...............................      58,000
     6,500  Singer Co ..............................................     168,188
    72,800  Sunbeam Corp ...........................................   1,010,100
    67,700  Wal-Mart Stores, Inc ...................................   1,616,337
                                                                    ------------
                                                                       9,189,688
                                                                    ------------
CONSUMER STAPLES - 2.2%
    53,900  American Greetings Corp - Class A ......................   1,488,988
    19,600  Dean Foods .............................................     458,150
    36,700  Quaker Oats ............................................   1,261,562
                                                                    ------------
                                                                       3,208,700
                                                                    ------------
ADR - American Depositary Receipt.
*Non-income producing security.
See accompanying notes to financial statements.

                   THE CRABBE HUSON ASSET ALLOCATION FUND, INC.
                           SCHEDULE OF INVESTMENTS
                               April 30, 1996
                                 (UNAUDITED)

SHARES OR                                                               MARKET
FACE VALUE  SECURITIES DESCRIPTION                                      VALUE
----------  -----------------------------------------                   -------
               COMMON STOCK - (CONTINUED)
ENERGY - 9.7%
    31,900  Apache Corp ........................................... $    925,100
    77,800  Burlington Resources, Inc .............................    2,898,050
    44,000  Dresser Industries, Inc ...............................    1,402,500
    33,700  Enron Oil & Gas .......................................      893,050
    76,500  Enserch Corp ..........................................    1,644,750
   105,600* Enserch Exploration ...................................    1,148,400
   103,700  Occidental Petroleum Corp .............................    2,670,275
    26,600  Tenneco, Inc ..........................................    1,459,675
    52,300  Union Texas Petroleum Holdings, Inc ...................    1,013,313
     9,800  Unocal Corp ...........................................      314,825
                                                                    ------------
                                                                      14,369,938
                                                                    ------------
FINANCIAL - 4.3%
   109,000  Equitable Companies ...................................    2,575,125
    24,648* ITT Hartford Group, Inc ...............................    1,202,325
    35,800  Salomon, Inc ..........................................    1,454,375
    38,100  U.S. Bancorp ..........................................    1,233,487
                                                                    ------------
                                                                       6,465,312
                                                                    ------------
HEALTHCARE - 1.1%
    66,700* Humana, Inc ...........................................    1,642,488
                                                                    ------------
INDUSTRIALS - 12.2%
   188,500* Bethlehem Steel Corp ..................................    2,568,312
    18,400  Champion International Corp ...........................      887,800
    60,200* Detroit Diesel Corp ...................................    1,151,325
   165,700  Domtar, Inc ...........................................    1,263,463
    50,000  J & L Specialty Steel .................................      906,250
   103,400  Louisiana Pacific Corp ................................    2,597,925
    31,900  Lubrizol Corp .........................................      925,100
   135,600* National Steel Corp - Class B .........................    1,847,550
    31,700  Nucor Corp ............................................    1,783,125
    26,100  Trinova Corp ..........................................      920,025
   130,200* USG Corp ..............................................    3,401,475
                                                                    ------------
                                                                      18,252,350
                                                                    ------------
REAL ESTATE INVESTMENT TRUST - 1.1%
    38,200  First Industrial Realty Trust .........................      912,025
    31,100  Spieker Properties ....................................      808,600
                                                                    ------------
                                                                       1,720,625
                                                                    ------------
TECHNOLOGY - 7.0%
    72,200  Apple Computers, Inc ..................................    1,759,875
    20,800* Dell Computer Corp ....................................      954,200
    24,700  Intel Corp ............................................    1,673,425
    56,600* Silicon Graphics ......................................    1,676,775
   180,400* Tandem Computers, Inc .................................    2,300,100

*Non-income producing security.
See accompanying notes to financial statements.

                   THE CRABBE HUSON ASSET ALLOCATION FUND, INC.
                           SCHEDULE OF INVESTMENTS
                               April 30, 1996
                                 (UNAUDITED)

SHARES OR                                                               MARKET
FACE VALUE  SECURITIES DESCRIPTION                                      VALUE
----------  -----------------------------------------                   -------
              COMMON STOCK - (CONTINUED)
TECHNOLOGY - (CONTINUED)
    33,500  Texas Instruments ..................................... $  1,892,750
    26,165* Zenith Electronics Corp ...............................      245,297
                                                                    ------------
                                                                      10,502,422
                                                                    ------------
TELECOMMUNICATIONS - 3.3%
    11,300  Comcast Corp Special - Class A ........................      197,750
    51,703* Cox Communications, Inc - Class A .....................    1,059,911
   110,800* U.S. West Media Group .................................    2,160,600
    80,700  Westinghouse Electric Corp ............................    1,523,212
                                                                    ------------
                                                                       4,941,473
                                                                    ------------
TRANSPORTATION - 2.2%
     7,000  Burlington Northern Santa Fe ..........................      612,500
   101,900  Consolidated Freightways ..............................    2,662,138
                                                                    ------------
                                                                       3,274,638
                                                                    ------------
UTILITIES - 1.0%
    68,800  Pacificorp ............................................    1,376,000
                                                                    ------------
Total Common Stocks                                                   82,016,740
                                                                    ------------
               SHORT TERM INVESTMENTS - 5.2%
AGENCY - 0.7%
$1,000,000  Federal Home Loan Bank 5.180%*** 5/24/96...............      996,703
                                                                    ------------
INVESTMENT COMPANY - 3.8%
 5,707,648  Seven Seas Money Market Fund 5.040%**** ...............    5,707,648
                                                                    ------------
TREASURY BILLS - 0.7%
 1,000,000  U.S. Treasury Bill 5.050%*** 10/17/96..................      975,960
                                                                    ------------
Total Short Term Investments                                           7,680,311
                                                                    ------------
Total Investments - 99.0%                                            147,650,034
 (Cost $140,507,606)
 Cash -  0.9%                                                          1,332,715
 Other Assets and (Liabilities), Net - 0.1%                              102,002
                                                                    ------------

TOTAL NET ASSETS - 100.0%                                           $149,084,751
                                                                    ------------
                                                                    ------------
*Non-income producing security.
***Rates reflect purchase yield to maturity.
****Rate reflects 7 day yield as of April 30, 1996.
See accompanying notes to financial statements.

                   THE CRABBE HUSON EQUITY FUND, INC.
                         SCHEDULE OF INVESTMENTS
                             April 30, 1996
                               (Unaudited)

FACE VALUE
 OR SHARES  SECURITIES DESCRIPTION                                 MARKET VALUE
----------  -----------------------------------------------------  ------------
                           COMMON STOCK - 90.7%
BASIC MATERIALS - 7.8%
  166,300   Browning-Ferris Industries ..........................   $ 5,363,175
  423,500   Hanson PLC, ADR .....................................     6,405,438
  356,100   Homestake Mining ....................................     7,166,513
  477,300   Laidlaw, Inc - Class B ..............................     5,011,650
  265,800 * Methanex Corp .......................................     2,101,481
  354,900   WMX Technologies, Inc ...............................    12,332,775
                                                                    -----------
                                                                     38,381,032
                                                                    -----------
CONSUMER CYCLICALS - 10.1%
   53,600   Dayton-Hudson Corp ..................................     5,118,800
  213,300   General Motors Corp .................................    11,571,525
  239,000   Liz Claiborne, Inc ..................................     8,693,625
   44,300   Lowe's Companies ....................................     1,434,212
  419,100 * Price/Costco, Inc ...................................     7,962,900
    9,000   Reebok International Ltd ............................       261,000
   35,400   Singer Co ...........................................       915,975
  375,500   Sunbeam Corp ........................................     5,210,063
  343,200   Wal-Mart Stores, Inc ................................     8,193,900
                                                                    -----------
                                                                     49,362,000
                                                                    -----------
CONSUMER STAPLES - 3.4%
  283,900   American Greetings Corp - Class A ...................     7,842,738
  113,600   Dean Foods Co .......................................     2,655,400
  187,000   Quaker Oats .........................................     6,428,125
                                                                    -----------
                                                                     16,926,263
                                                                    -----------
ENERGY - 15.6%
  151,400   Apache Corp .........................................     4,390,600
  413,100   Burlington Resources, Inc ...........................    15,387,975
  241,600   Dresser Industries, Inc .............................     7,701,000
  176,800   Enron Oil & Gas .....................................     4,685,200
  594,100   Enserch Corp ........................................     6,460,837
  347,000 * Enserch Exploration .................................     7,460,500
  508,400   Occidental Petroleum Corp ...........................    13,091,300
  160,900   Tenneco, Inc ........................................     8,829,387
  359,000   Union Texas Petroleum Holdings, Inc .................     6,955,625
   49,300   Unocal Corp .........................................     1,583,762
                                                                    -----------
                                                                     76,546,186
                                                                    -----------
FINANCIAL - 7.9%
  588,200   Equitable Companies .................................    13,896,225
  151,900 * ITT Hartford Group, Inc .............................     7,424,112
  239,600   Salomon, Inc ........................................     9,733,750
  244,300   U.S. Bancorp ........................................     7,909,213
                                                                    -----------
                                                                     38,963,300
                                                                    -----------

ADR - American Depositary Receipt
*Non-income producing security.
See accompanying notes to financial statements.

                   THE CRABBE HUSON EQUITY FUND, INC.
                         SCHEDULE OF INVESTMENTS
                             April 30, 1996
                               (Unaudited)
FACE VALUE
 OR SHARES  SECURITIES DESCRIPTION                                 MARKET VALUE
----------  -----------------------------------------------------  ------------
                        COMMON STOCK - (continued)
HEALTHCARE - 1.7%
  330,900 * Humana, Inc .........................................   $ 8,148,413
                                                                    -----------
INDUSTRIALS - 19.3%
1,026,000 * Bethlehem Steel Corp ................................    13,979,250
  101,500   Champion International Corp .........................     4,897,375
  310,900 * Detroit Diesel Corp .................................     5,945,962
  889,000   Domtar, Inc .........................................     6,778,625
  277,400   J & L Specialty Steel ...............................     5,027,875
  556,700   Louisiana Pacific Corp ..............................    13,987,087
   73,000   Lubrizol Corp .......................................     2,117,000
  660,400 * National Steel Corp - Class B .......................     8,997,950
  164,100   Nucor Corp ..........................................     9,230,625
  150,000   Trinova Corp ........................................     5,287,500
  700,000 * USG Corp ............................................    18,287,500
                                                                    -----------
                                                                     94,536,749
                                                                    -----------
REAL ESTATE INVESTMENT TRUST - 2.1%
  169,300   First Industrial Realty Trust .......................     4,042,038
  248,100   Spieker Properties ..................................     6,450,600
                                                                    -----------
                                                                     10,492,638
                                                                    -----------
TECHNOLOGY- 11.6%
  387,600   Apple Computers, Inc ................................     9,447,750
  112,400 * Dell Computer Corp ..................................     5,156,350
  139,600   Intel Corp ..........................................     9,457,900
  287,800 * Silicon Graphics ....................................     8,526,075
  983,900 * Tandem Computers, Inc ...............................    12,544,725
  184,400   Texas Instruments ...................................    10,418,600
  134,265 * Zenith Electronics Corp .............................     1,258,734
                                                                    -----------
                                                                     56,810,134
                                                                    -----------
TELECOMMUNICATIONS - 6.3%
   92,000   BCE, Inc ............................................     3,622,500
  138,700   Comcast Corp Special - Class A ......................     2,427,250
  264,219 * Cox Communications, Inc - Class A ...................     5,416,490
  596,200 * US West Media Group .................................    11,625,900
  406,800   Westinghouse Electric Corp ..........................     7,678,350
                                                                    -----------
                                                                     30,770,490
                                                                    -----------
TRANSPORTATION - 5.0%
   58,600 * AMR Corp ............................................     5,230,050
   51,700   Burlington Northern Santa Fe ........................     4,523,750
  553,200   Consolidated Freightways ............................    14,452,350
                                                                    -----------
                                                                     24,206,150
                                                                    -----------
Total Common Stocks                                                 445,143,355
                                                                    -----------


*Non-income producing security.
See accompanying notes to financial statements.

                   THE CRABBE HUSON EQUITY FUND, INC.
                         SCHEDULE OF INVESTMENTS
                             April 30, 1996
                               (Unaudited)

FACE VALUE
 OR SHARES  SECURITIES DESCRIPTION                                 MARKET VALUE
----------  -----------------------------------------------------  ------------
                    SHORT TERM INVESTMENTS - 8.9%%
DISCOUNT NOTES** - 7.2%
            FEDERAL FARM CREDIT - 0.3%
$1,545,000  5.190% 5/30/96 ......................................  $  1,538,541
                                                                    -----------
            FEDERAL HOME LOAN - 6.9%
 5,820,000  5.300% 5/01/96 ......................................     5,820,000
 2,210,000  5.170% 5/02/96 ......................................     2,209,683
   100,000  5.180% 5/03/96 ......................................        99,971
   120,000  4.930% 5/07/96 ......................................       119,901
   960,000  5.240% 5/08/96 ......................................       959,022
 4,000,000  5.160% 5/09/96 ......................................     3,995,413
   705,000  4.960% 5/10/96 .......................................      704,098
 5,340,000  5.150% 5/13/96 ......................................     5,330,789
 5,000,000  5.180% 5/14/96 ......................................     4,990,647
 2,635,000  5.170% 5/15/96 ......................................     2,629,651
   255,000  4.980% 5/20/96 ......................................       254,330
 1,545,000  5.180% 5/24/96 ......................................     1,539,907
   885,000  5.060% 5/28/96 ......................................       881,641
    55,000  4.910% 6/03/96 ......................................        54,753
 1,370,000  5.560% 6/10/96 ......................................     1,362,602
   375,000  5.100% 7/01/96 ......................................       371,759
   290,000  5.150% 7/15/96 ......................................       286,889
   260,000  5.150% 7/17/96 ......................................       257,136
   180,000  4.890% 7/19/96 ......................................       178,069
   905,000  4.990% 7/22/96 ......................................       894,714
   625,000  4.850% 7/23/96 ......................................       618,011
   250,000  5.190% 8/12/96 ......................................       246,288
   230,000  5.180% 8/14/96 ......................................       226,525
    80,000  5.120% 9/18/96 ......................................        78,407
                                                                    -----------
                                                                     34,110,206
                                                                    -----------
INVESTMENT COMPANY - 1.6%
 7,780,434  Seven Seas Money Market Fund 5.040%*** ..............     7,780,434
                                                                    -----------
TREASURY BILLS & NOTES** - 0.0%
            U. S. TREASURY BILL
   175,000  5.260% 10/17/96 .....................................       170,793
                                                                    -----------
Total Short Term Investments                                         43,599,974
                                                                    -----------
Total Investments - 99.6%                                           488,743,329
 (Cost $441,995,516)
Cash - 0.3%                                                           1,405,102
Other Assets and (Liabilities), Net - 0.1%                              860,173
                                                                    -----------

TOTAL NET ASSETS - 100.0%                                          $491,008,604
                                                                    -----------
                                                                    -----------

**Rates reflect purchase yield to maturity.
***Rate reflects 7 day yield as of April 30, 1996.
See accompanying notes to financial statements.

                       THE CRABBE HUSON REAL ESTATE INVESTMENT FUND, INC.
                                     SCHEDULE OF INVESTMENTS
                                         April 30, 1996
                                           (Unaudited)


 SHARES OR
FACE VALUE        SECURITIES DESCRIPTION                                                              MARKET VALUE
----------        --------------------------------------------------------------------------------    ------------
                            COMMON STOCK - 89.7%
REAL ESTATE INVESTMENT TRUST - 89.7%
APARTMENT - 32.2%
     4,400        AMLI Residential Properties.....................................................     $    87,450
    15,000        Camden Property Trust...........................................................         356,250
    23,500        Columbus Realty Trust...........................................................         461,188
    25,000        Equity Residential Properties Trust.............................................         806,250
     8,500        Mid-America Apartment Communities...............................................         224,187
    15,000        Oasis Residential, Inc..........................................................         337,500
    30,000        Pacific Gulf Properties, Inc....................................................         525,000
    22,500        Paragon Group, Inc..............................................................         399,375
    37,500        Prime Residential, Inc..........................................................         679,688
    21,000        Smith Charles Residential.......................................................         488,250
    43,500        SouthWest Property Trust........................................................         592,687
    38,500        Town & Country Trust............................................................         539,000
                                                                                                      ------------
                                                                                                         5,496,825
                                                                                                      ------------
INDUSTRIAL - 12.7%
    15,900        Carramerica Realty Corp.........................................................         385,575
     5,000        Colonial Properties Trust.......................................................         120,000
    15,500        Duke Realty Investments.........................................................         459,188
    25,400        Security Capital Industrial.....................................................         438,150
     5,000        Storage USA, Inc................................................................         165,625
     6,000        Trinet Corporate Realty Trust ..................................................         171,750
    17,800        Weeks Corp......................................................................         433,875
                                                                                                      ------------
                                                                                                         2,174,163
                                                                                                      ------------
LODGING - 6.4%
    23,150        Felcor Suite Hotels, Inc........................................................         674,243
    12,500        Starwood Lodging Trust..........................................................         414,062
                                                                                                      ------------
MALLS - 9.7%
                                                                                                      ------------
    62,800        DeBartolo Realty Corp...........................................................         973,400
    15,000        General Growth Properties.......................................................         350,625
    32,750        Taubman Centers, Inc............................................................         323,406
                                                                                                      ------------
                                                                                                         1,647,431
                                                                                                      ------------

OUTLET CENTERS - 8.2%
    22,000        HGI Realty, Inc.................................................................         451,000
    63,000        Prime Retail, Inc...............................................................         708,750
    10,000        Tanger Factory Outlet Center....................................................         245,000
                                                                                                      ------------
                                                                                                         1,404,750
                                                                                                      ------------

See accompanying notes to financial statements.

                       THE CRABBE HUSON REAL ESTATE INVESTMENT FUND, INC.
                                     SCHEDULE OF INVESTMENTS
                                         April 30, 1996
                                           (Unaudited)


 SHARES OR
FACE VALUE        SECURITIES DESCRIPTION                                                              MARKET VALUE
----------        --------------------------------------------------------------------------------    ------------
                            COMMON STOCK - (CONTINUED)
REAL ESTATE INVESTMENT TRUST - (CONTINUED)
SHOPPING CENTER - 20.5%
    18,000        Bradley Real Estate.............................................................    $    265,500
    10,700        Developers Diversified Realty...................................................         311,638
    39,250        Glimcher Realty Trust...........................................................         672,156
    52,000        Kranzco Realty Trust............................................................         812,500
    35,000        Malan Realty Investors, Inc.....................................................         498,750
    11,750        Mark Centers Trust..............................................................         126,313
     9,500        New Plan Realty.................................................................         192,375
    36,000        Regency Realty Corp.............................................................         625,500
                                                                                                      ------------
                                                                                                         3,504,732
                                                                                                      ------------

Total Common Stock                                                                                      15,316,206
                                                                                                      ------------

                            SHORT TERM INVESTMENTS - 8.5%
INVESTMENT COMPANY - 5.0%
$  852,963        Seven Seas Money Market Fund 5.04%* ............................................         852,963
                                                                                                      ------------

REPURCHASE AGREEMENT - 3.5%
   603,906        State Street Bank & Trust Company** 4.00% 5/1/96 ...............................         603,906
                                                                                                      ------------

Total Short Term Investments                                                                             1,456,869
                                                                                                      ------------

Total Investments - 98.2%                                                                               16,773,075
 (Cost $15,763,542)
Cash -  0%                                                                                                   4,179
Other Assets and (Liabilities), Net -   1.8%                                                               304,601
                                                                                                      ------------

TOTAL NET ASSETS - 100.0%                                                                             $ 17,081,855
                                                                                                      ------------
                                                                                                      ------------

*Rate reflects 7 day yield as of April 30, 1996.
**The repurchase agreement, dated 4/30/96, $603,972 due 5/1/96 is collateralized by $600,000 Federal Farm Credit Note, 6.64%, 5/18/98.
See accompanying notes to financial statements.

                                THE CRABBE HUSON INCOME FUND, INC.
                                     SCHEDULE OF INVESTMENTS
                                         April 30, 1996
                                           (Unaudited)

FACE VALUE        SECURITIES DESCRIPTION                                                              MARKET VALUE
----------        --------------------------------------------------------------------------------    ------------
                            FIXED INCOME SECURITIES - 99.0%
AGENCIES - 14.9%
$  320,000        International Bank For Reconstruction & Development Floater
                  6.170%* 8/7/97..................................................................     $   295,507
   300,000        FHLMC Strips 11/15/99 ..........................................................         238,815
   100,000        Tennessee Valley Authority 6.125% 7/15/03 ......................................          96,375
   200,000        FNMA 5.875% 2/02/06 ............................................................         184,012
    50,000        Interamerican Development Bank 6.125% 3/08/06...................................          46,937
                                                                                                      ------------
                                                                                                           861,646
                                                                                                      ------------

CORPORATE BONDS - 29.3%
   100,000        Baxter International  7.500% 5/01/97 ...........................................         101,000
   100,000        GMAC 8.000%  10/01/99 ..........................................................         103,875
   100,000        Upjohn Company 5.875% 4/15/00 ..................................................          97,000
   100,000        Pepsico, Inc 5.875% 6/01/00 ....................................................          97,000
   100,000        American Express Credit 6.500% 8/01/00 .........................................          98,375
   100,000        IBM Corp 7.250% 11/01/02 .......................................................         101,750
   100,000        JP Morgan & Company 7.625% 9/15/04 .............................................         102,625
   100,000        Pacific Bell 6.250% 3/01/05 ....................................................          94,500
   100,000        Anheuser Busch 7.000% 9/01/05 ..................................................          99,000
   100,000        Bear Stearns Co 6.875%  10/01/05 ...............................................          96,500
   100,000        Snap-on, Inc  6.625% 10/01/05 ..................................................          97,125
   100,000        Walt Disney Company Global 6.750% 3/30/06.......................................          97,375
   100,000        Sysco Corp 7.000% 5/01/06.......................................................          99,375
   100,000        Wal-Mart Stores 8.000% 9/15/06 .................................................         106,000
   100,000        Eli Lilly 8.375% 12/01/06 ......................................................         109,625
   100,000        AT&T Corp 7.750%  3/01/07 ......................................................         104,375
   100,000        GTE South 6.000% 2/15/08 .......................................................          90,250
                                                                                                      ------------
                                                                                                         1,695,750
                                                                                                      ------------
GOVERNMENT BONDS - 36.0%
   130,000        U.S. Treasury Note 5.000% 1/31/98 ..............................................         127,795
   820,000        U.S. Treasury Note 5.125% 2/28/98 ..............................................         806,995
   280,000        U.S. Treasury Note 6.125% 3/31/98 ..............................................         280,353
   150,000        U.S. Treasury Note 5.625% 2/28/01 ..............................................         145,067
   810,000        U.S. Treasury Note 6.000% 2/15/26 ..............................................         719,588
                                                                                                      ------------
                                                                                                         2,079,798
                                                                                                      ------------
INSURED BONDS -  2.7%
   160,000        City of Lincoln Oregon 5.800%  6/01/97 (AMBAC) .................................         159,584
                                                                                                      ------------

*Zero-coupon bond rate reflects purchase yield to maturity.
See accompanying notes to financial statements.

                                THE CRABBE HUSON INCOME FUND, INC.
                                     SCHEDULE OF INVESTMENTS
                                         April 30, 1996
                                           (Unaudited)

FACE VALUE        SECURITIES DESCRIPTION                                                              MARKET VALUE
----------        --------------------------------------------------------------------------------    ------------
                            FIXED INCOME SECURITIES - (CONTINUED)
MORTGAGE PASS-THROUGH SECURITIES - 16.1%
$   79,665        FNMA Pool #30333 9.250%  9/01/16 ...............................................    $     83,621
   119,133        FHLMC Pool #302029 9.500%  10/01/16 ............................................         126,516
   169,497        FHLMC Pool #303033 9.000%  4/01/17 .............................................         177,134
   239,866        FHLMC Pool #301538 10.000%  7/01/17 ............................................         261,032
   142,630        FHLMC Pool #C80344 7.500%  09/01/25 ............................................         141,155
   147,457        FHLMC Pool #D65456 7.000%  11/01/25 ............................................         142,411
                                                                                                      ------------
                                                                                                           931,869
                                                                                                      ------------

Total Fixed Income Securities                                                                            5,728,647
                                                                                                      ------------

                            SHORT TERM INVESTMENTS - 1.9%
INVESTMENT COMPANY - 1.9%
   108,115        Seven Seas U.S. Government Money Market Fund
                  4.980%** .......................................................................         108,115
                                                                                                      ------------

Total Investments - 100.9%                                                                               5,836,762
(Cost $5,832,291)
Cash - 0%                                                                                                      402
Other Assets and (Liabilities), Net - (0.9)%                                                               (52,313)
                                                                                                      ------------

TOTAL NET ASSETS - 100.0%                                                                              $ 5,784,851
                                                                                                      ------------
                                                                                                      ------------

**Rate reflects 7 day yield as of April 30, 1996.
See accompanying notes to financial statements.

                      THE OREGON MUNICIPAL BOND FUND,  INC.
                             SCHEDULE OF INVESTMENTS
                                 April 30, 1996
                                   (Unaudited)

  FACE VALUE    SECURITIES DESCRIPTION                                             MARKET VALUE
------------    --------------------------------------------------------------  ---------------
                                FIXED INCOME SECURITIES - 98.2%
CERTIFICATE OF PARTICIPATION BONDS - 1.0%
  $  250,000    City of Portland 6.950% 4/01/99. . . . . . . . . . . . . . . .      $   267,813
                                                                                ---------------
INSURED BONDS - 47.1%
     200,000    Jackson County Oregon School District 6.000% 6/01/01 (FSA) . .          212,000
     250,000    Clackamas County Hospital Facility Revenue
                  5.800%  3/01/02 (MBIA) . . . . . . . . . . . . . . . . . . .          260,937
   1,000,000    Portland Hospital Facility Legacy Health System
                  6.400% 5/01/02  (AMBAC)  . . . . . . . . . . . . . . . . . .        1,078,750
     200,000    Yamhill County School District #29J
                  4.800%  6/01/02 (FSA)  . . . . . . . . . . . . . . . . . . .          198,750
   1,240,000    Hood River County Oregon School District
                  6.000%  6/01/03 (AMBAC). . . . . . . . . . . . . . . . . . .        1,323,700
     250,000    Emerald Peoples Utility District 5.450% 11/01/03 (AMBAC) . . .          257,500
     500,000    Deschutes/Jefferson County School District
                  5.300%  6/01/04 (MBIA) . . . . . . . . . . . . . . . . . . .          508,750
     260,000    Hood River County Oregon School District
                  6.000%  6/01/04  (AMBAC) . . . . . . . . . . . . . . . . . .          277,225
     545,000    Jefferson County School District #509J 6.500% 6/15/04 (FSA). .          597,456
     400,000    University Puerto Rico 5.100% 6/01/05 (MBIA) . . . . . . . . .          403,000
     350,000    Portland Oregon Sewer System 5.750% 10/01/05 (FGIC). . . . . .          367,500
     500,000    Washington County Sewer System 5.800% 10/01/05 (AMBAC) . . . .          525,625
     125,000    Marion County Oregon School District 6.000% 11/01/05 (FGIC). .          133,125
   1,015,000    Crook County Oregon School District 4.700% 2/01/06 (FSA) . . .          969,325
     435,000    Jefferson County Oregon School District 5.400% 6/15/06 (FSA) .          438,806
     400,000    Oregon State Facility - Series A 6.100% 9/01/06 (AMBAC). . . .          421,000
     350,000    Washington County Sewer System 5.900% 10/01/06 (AMBAC) . . . .          367,938
     940,000    McMinnville Sewer System 4.700% 2/01/07 (FGIC) . . . . . . . .          900,050
     335,000    Jackson County Oregon School District 5.200% 6/01/07 (FSA) . .          334,581
     450,000    Josephine County Oregon School District 5.750% 6/01/07 (FGIC).          467,438
   1,000,000    Salem Keizer School District #24-J 5.500% 6/01/07 (FGIC) . . .        1,012,500
   1,100,000    Multnomah County School District 5.600% 12/01/07 (FGIC). . . .        1,134,375
     160,000    Marion County Oregon School District 4.850% 6/01/08 (AMBAC). .          152,000
     135,000    Bend County Library 5.375% 6/01/11 (AMBAC) . . . . . . . . . .          131,794
     100,000    Washington County School District 6.100% 6/01/12 (FSA) . . . .          103,250
     350,000    Portland Oregon Sewer System 6.000% 10/01/12 (FGIC). . . . . .          358,313
     500,000    McMinnville Sewer System 5.000% 2/01/14 (FGIC) . . . . . . . .          461,875
                                                                                ---------------
                                                                                     13,397,563
                                                                                ---------------

See accompanying notes to financial statements.

                      THE OREGON MUNICIPAL BOND FUND,  INC.
                             SCHEDULE OF INVESTMENTS
                                 April 30, 1996
                                   (Unaudited)


  FACE VALUE    SECURITIES DESCRIPTION                                             MARKET VALUE
------------    --------------------------------------------------------------  ---------------
                               FIXED INCOME SECURITIES - (continued)
STATE OF OREGON
GENERAL OBLIGATION - 9.3%
  $  240,000    State of Oregon G.O. 7.700% 3/01/02. . . . . . . . . . . . . .      $   249,893
     100,000    State of Oregon G.O. 9.000% 4/01/03. . . . . . . . . . . . . .          123,500
     205,000    State of Oregon G.O. 8.200% 7/01/04. . . . . . . . . . . . . .          248,819
     150,000    State of Oregon G.O. 7.200% 7/01/04. . . . . . . . . . . . . .          172,125
     110,000    State of Oregon G.O. 6.000% 8/01/04. . . . . . . . . . . . . .          117,563
     200,000    State of Oregon G.O. 9.000% 10/01/04 . . . . . . . . . . . . .          225,250
     355,000    State of Oregon G.O. 6.750% 5/01/05. . . . . . . . . . . . . .          397,600
     250,000    State of Oregon G.O. (Veterans) 7.250% 7/01/06 . . . . . . . .          291,875
     200,000    State of Oregon G.O. 7.250% 1/01/07. . . . . . . . . . . . . .          233,750
     200,000    State of Oregon G.O. (Veterans) 8.250% 1/01/07 . . . . . . . .          247,500
     100,000    State of Oregon G.O. (Alt Energy) 6.400% 1/01/08 . . . . . . .          104,500
     180,000    State of Oregon G.O. 9.200% 4/01/08. . . . . . . . . . . . . .          240,300
                                                                                ---------------
                                                                                      2,652,675
                                                                                ---------------

PRE-REFUNDED BONDS* - 2.1%
     250,000    Oregon State Revenue - Series B 6.250% 1/01/08. . . . . . . .           271,250
     185,000    Oregon Economic Development Dept-Series B 6.350% 1/01/13 . . .          201,419
     100,000    Oregon State Department General Services 7.200% 1/15/15. . . .          110,750
                                                                                ---------------
                                                                                        583,419
                                                                                ---------------

REVENUE BONDS - 4.7%
     545,000    Oregon State Light Rail 7.000% 6/01/04 . . . . . . . . . . . .          610,400
     220,000    Portland Oregon Sewer System Revenue 5.550% 6/01/04. . . . . .          227,700
     125,000    Oregon State Fair & Expo Revenue 7.375% 10/01/06 . . . . . . .          126,323
     100,000    Portland Oregon Sewer System Revenue 5.150% 3/01/08. . . . . .           97,750
     160,000    Portland Oregon Building Service 4.750% 4/01/08. . . . . . . .          150,800
     150,000    Metro Oregon Regional Center 5.000% 8/01/10. . . . . . . . . .          138,375
                                                                                ---------------
                                                                                      1,351,348
                                                                                ---------------

OTHER BONDS
GENERAL OBLIGATION - 13.3%
       5,000    City of Portland Water G.O. 3.700% 12/01/00. . . . . . . . . .            4,854
     330,000    Puerto Rico G.O. 7.125% 7/01/02. . . . . . . . . . . . . . . .          346,088
     200,000    Multnomah County Oregon School District 4.250% 6/01/03 . . . .          191,250
     210,000    Washington & Clackamas School District 5.250% 6/01/03. . . . .          212,362
     300,000    Deschutes G.O. School District #1 5.800% 2/01/04 . . . . . . .          313,500
      15,000    Washington & Clackamas School District 5.000% 1/01/05. . . . .           14,718
     410,000    Washington & Clackamas School District 5.250% 6/01/05. . . . .          409,487
     200,000    Clackamas Community College 5.100% 12/01/05. . . . . . . . . .          199,750
     135,000    Portland Oregon Community College 5.800% 7/01/06 . . . . . . .          139,387
   1,000,000    Tri-Met Light Rail 5.900% 7/01/06. . . . . . . . . . . . . . .        1,036,250
     300,000    Salem Oregon - Series A 5.875% 1/01/07 . . . . . . . . . . . .          307,125
     400,000    Metro Oregon Open Spaces Program 4.900% 9/01/07. . . . . . . .          386,500
     240,000    Lane County Area Education District 4.850% 6/01/08 . . . . . .          229,800
                                                                                ---------------
                                                                                      3,791,071
                                                                                ---------------


*Dates reflect pre-refunded dates.
See accompanying notes to financial statements.

                      THE OREGON MUNICIPAL BOND FUND,  INC.
                             SCHEDULE OF INVESTMENTS
                                 April 30, 1996
                                   (Unaudited)

  FACE VALUE    SECURITIES DESCRIPTION                                             MARKET VALUE
------------    --------------------------------------------------------------  ---------------
FIXED INCOME SECURITIES - (continued)
REVENUE BONDS - 9.3%
  $  335,000    Central Lincoln PUD 6.500% 1/01/02 . . . . . . . . . . . . . .       $  360,962
     600,000    Clackamas County Hospital (Sisters of Providence)
                  6.200% 10/01/02. . . . . . . . . . . . . . . . . . . . . . .          633,000
     350,000    City of Portland (Urban Renewal) 5.700% 6/01/04. . . . . . . .          362,686
     435,000    Multnomah County School District 5.000% 3/01/07. . . . . . . .          421,950
     100,000    Portland Oregon Water System 5.100% 8/01/08. . . . . . . . . .           97,750
     765,000    Salem Educational Facility (Revenue) 6.000% 4/01/10. . . . . .          784,125
                                                                                ---------------
                                                                                      2,660,473
                                                                                ---------------

PRE-REFUNDED BONDS* - 11.4%
     250,000    Clackamas & Washington County School
                  District #003  7.200%  10/01/99  . . . . . . . . . . . . . .          271,563
     200,000    Clackamas & Washington County School
                  District #003  7.250%  10/01/99  . . . . . . . . . . . . . .          217,500
     310,000    Emerald Peoples Utility District 6.300% 11/01/00 . . . . . . .          335,188
     400,000    Metropolitan Service District 7.000% 7/01/01 . . . . . . . . .          439,500
     250,000    Emerald Peoples Utility District 6.500% 11/01/03 . . . . . . .          272,812
     250,000    Washington County School District 6.200% 9/01/04 . . . . . . .          268,750
     125,000    Marion & Polk County School District 5.700% 10/01/05 . . . . .          131,875
     328,000    Deschutes County (St. Charles Medical Center) 6.750% 1/01/06 .          354,240
     150,000    Marion & Polk County Oregon School District 4.750% 10/01/06. .          141,938
     270,000    Port of Morrow (Pollution Control) 6.375% 4/01/08. . . . . . .          292,950
     225,000    Marion & Polk County School District #24-J 6.000% 10/01/10 . .          241,031
     270,000    Metropolitan Service District 6.600% 7/01/11 . . . . . . . . .          292,613
                                                                                ---------------
                                                                                      3,259,960
                                                                                ---------------

Total Fixed Income Securities                                                        27,964,322
                                                                                ---------------

*Dates reflect pre-refunded dates.
See accompanying notes to financial statements.

                      THE OREGON MUNICIPAL BOND FUND,  INC.
                             SCHEDULE OF INVESTMENTS
                                 April 30, 1996
                                   (Unaudited)

  FACE VALUE    SECURITIES DESCRIPTION                                             MARKET VALUE
------------    --------------------------------------------------------------  ---------------
SHORT TERM INVESTMENTS - 0.7%
INVESTMENT COMPANY - 0.7%
$     212,459   Dreyfus Tax-Exempt Cash Management Fund 3.710%** . . . . . . .       $  212,459
                                                                                    -----------

Total Investments -  98.9%                                                           28,176,781
 (Cost $27,392,239)
Cash - 0%                                                                                   150
Other Assets and (Liabilities), Net - 1.1%                                              298,494
                                                                                     ----------
TOTAL NET ASSETS - 100.0%                                                           $28,475,425
                                                                                    -----------
                                                                                    -----------




                ----------------------------------------------------------------------------------
                Portfolio Allocation Table:

                Education. . . . . . . . . . . . . . . . . . . . . . . . . . .               38.0%
                Refunding Bonds. . . . . . . . . . . . . . . . . . . . . . . .               22.1
                Sewer & Water. . . . . . . . . . . . . . . . . . . . . . . . .               11.9
                Transportation . . . . . . . . . . . . . . . . . . . . . . . .                5.9
                Health & Hospital. . . . . . . . . . . . . . . . . . . . . . .                3.6
                Public Improvements. . . . . . . . . . . . . . . . . . . . . .                2.4
                Electric Utility . . . . . . . . . . . . . . . . . . . . . . .                2.3
                Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . .               12.7

                Total Investments. . . . . . . . . . . . . . . . . . . . . . .               98.9%
                ----------------------------------------------------------------------------------





AMBAC - American Municipal Bond Assurance Corp.
FGIC - Financial Guaranty Insurance Corp.
FSA - Financial Security Assurance
G.O. - Government Obligation
MBIA - Municipal Bond Insurance Assoc.
PUD - Public Utility District

**Rate reflects 7 day yield as of April 30, 1996.
See accompanying notes to financial statements.

                THE CRABBE HUSON U.S. GOVERNMENT INCOME FUND, INC.
                              SCHEDULE OF INVESTMENTS
                                  April 30, 1996
                                    (Unaudited)

  FACE VALUE  SECURITIES DESCRIPTION                                MARKET VALUE
------------  ----------------------------------------------------- ------------
                         FIXED INCOME SECURITIES - 98.0%
AGENCIES - 11.3%
 $ 255,000    International Bank For Reconstruction & Development
               Floater 5.390%* 08/07/97 ...........................  $  235,482
   150,000    Federal National Mortgage 4.950% 9/30/98.............     145,683
   120,000    Federal National Mortgage 6.080% 9/25/00.............     117,757
   100,000    Federal National Mortgage 8.250% 12/18/00............     106,435
    50,000    Federal Home Loan Bank 7.590% 3/28/05................      51,953
    50,000    Federal National Mortgage 7.375% 3/28/05.............      51,261
   200,000    Federal National Mortgage 5.875% 2/02/06.............      184,012
                                                                       ---------
                                                                         892,583
                                                                       ---------
GOVERNMENT BONDS - 86.7%
 5,765,000    U.S. Treasury Note 5.000% 1/31/98....................    5,667,226
    30,000    U.S. Treasury Note 5.125% 2/28/98....................       29,524
   585,000    U.S. Treasury Note 6.250% 8/31/00....................      581,285
   100,000    U.S. Treasury Note  5.625% 11/30/00..................       96,894
   500,000    U.S. Treasury Note 5.625% 2/28/01....................      483,555
                                                                       ---------
                                                                       6,858,484
                                                                       ---------
Total Fixed Income                                                     7,751,067
                                                                       ---------
                    SHORT TERM INVESTMENTS - 1.0%
REPURCHASE AGREEMENT - 1.0%
    78,873    State Street Bank and Trust Company** 4.00% 5/01/96..       78,873
                                                                       ---------
Total Investments - 99.0%                                              7,829,940
 (Cost $7,938,284)
Other Assets and (Liabilities), Net - 1.0%                                76,733
                                                                       ---------
TOTAL NET ASSETS - 100.0%                                             $7,906,673
                                                                       ---------
                                                                       ---------
*Zero-coupon bond-rate reflects purchase yield to maturity.
**The repurchase agreement, dated 4/30/96, $78,882 due 5/1/96, is collateralized by $79,000 Federal Farm Credit Note, 6.640%, 5/18/98.

See accompanying notes to financial statements.

           THE CRABBE HUSON U.S. GOVERNMENT MONEY MARKET FUND, INC.

                           SCHEDULE OF INVESTMENTS

                                 April 30, 1996
                                  (Unaudited)


FACE VALUE   SECURITIES DESCRIPTION                                 MARKET VALUE
----------   ----------------------                                 ------------
                         FIXED INCOME SECURITIES* - 101.5%
U.S. GOVERNMENT & AGENCY - 101.5%
TREASURY BILLS - 20.2%
$  1,000,000  5.000% 7/25/96 ...................................... $   986,919
   3,000,000  4.780% 8/29/96 ......................................   2,952,200
   4,500,000  5.025% 12/12/96 .....................................   4,358,672
                                                                    -----------
                                                                      8,297,791
                                                                    -----------
DISCOUNT NOTES - 81.3%
               FEDERAL FARM CREDIT
   1,000,000   4.970% 5/06/96 ......................................    999,310
     455,000   5.190% 5/30/96 ......................................    453,098
   1,000,000   5.290% 5/31/96 ......................................    995,592
              FEDERAL HOME LOAN BANK
     180,000   5.160% 5/01/96 ......................................    180,000
   1,095,000   5.170% 5/02/96 ......................................  1,094,843
     400,000   5.180% 5/03/96 ......................................    399,885
     500,000   5.210% 5/06/96 ......................................    499,638
   1,880,000   4.930% 5/07/96 ......................................  1,878,455
   1,040,000   5.240% 5/08/96 ......................................  1,038,941
     795,000   4.960% 5/10/96 ......................................    794,014
     660,000   5.150% 5/13/96 ......................................    658,867
   1,475,000   5.170% 5/15/96 ......................................  1,472,027
     745,000   4.980% 5/20/96 ......................................    743,042
   1,000,000   5.330% 5/21/96 ......................................    997,039
     455,000   5.180% 5/24/96 ......................................    453,500
     115,000   5.060% 5/28/96 ......................................    114,564
     845,000   4.910% 6/03/96 ......................................    841,197
   1,000,000   5.090% 6/04/96 ......................................    995,193
     630,000   4.860% 6/10/96 ......................................    626,598
   1,000,000   5.000% 6/17/96 ......................................    993,472
   2,000,000   5.170% 6/19/96 ......................................  1,985,926
     625,000   5.100% 7/01/96 ......................................    619,598
   2,710,000   5.150% 7/15/96 ......................................  2,680,924
   1,490,000   5.150% 7/17/96 ......................................  1,473,587
   1,420,000   4.890% 7/19/96 ......................................  1,404,762
   1,095,000   4.990% 7/22/96 ......................................  1,082,554
     125,000   4.850% 7/23/96 ......................................    123,602
   2,250,000   5.190% 8/12/96 ......................................  2,216,589
     770,000   5.180% 8/14/96 ......................................    758,367
   2,000,000   4.880% 9/04/96 ......................................  1,965,840
     920,000   5.120% 9/18/96 ......................................    901,682
   2,000,000   5.150% 10/21/96 .....................................  1,950,503
                                                                    -----------
                                                                     33,393,209
                                                                    -----------


*Rates reflect purchase yield to maturity.

See accompanying notes to financial statements.

           THE CRABBE HUSON U.S. GOVERNMENT MONEY MARKET FUND, INC.

                           SCHEDULE OF INVESTMENTS

                                 April 30, 1996
                                  (Unaudited)


FACE VALUE  SECURITIES DESCRIPTION                                 MARKET VALUE
----------  ----------------------                                 ------------
                          FIXED INCOME SECURITIES* - (continued)
REPURCHASE AGREEMENT - 0.0%
$    3,899  State Street Bank and Trust Company** 4.000% 5/1/96... $     3,899
                                                                    -----------
Total Investments - 101.5%                                          41,694,899
 (Cost $41,694,899)
Cash - 0%                                                                2,797
Other Assets and (Liabilities), Net - (1.5%)                          (636,621)
                                                                    -----------

TOTAL NET ASSETS - 100.0%                                           $41,061,075
                                                                    -----------
                                                                    -----------


*Rates reflect purchase yield to maturity.
**The repurchase agreement, dated 4/30/96, $3,899 due 5/1/96, is collateralized by $4,000 Federal Farm Credit Note, 6.640%, 5/18/98.

See accompanying notes to financial statements.

CRABBE HUSON FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
April 30, 1996
(Unaudited)


                                                                                         THE                       THE CRABBE HUSON
                                                    THE CRABBE       CRABBE HUSON    CRABBE HUSON     THE CRABBE      REAL ESTATE
                                                   HUSON SPECIAL       SMALL CAP    ASSET ALLOCATION  HUSON EQUITY    INVESTMENT
                                                     FUND, INC.          FUND         FUND, INC.       FUND, INC.     FUND, INC.
                                                 ---------------  ---------------  ----------------- -------------- --------------
ASSETS:

Investment securities, at market (Note 6)        $ 714,197,407     $ 5,937,118      $ 147,650,034    $488,743,329     $ 16,773,075

Cash                                                     7,202         275,474          1,332,715       1,405,102            4,179

Deposits with brokers for securities sold short    100,785,425              --                 --              --               --

Receivables:

 Dividends and Interest                                340,266             275            683,356         161,636           30,928

 Fund shares sold                                      906,814          78,705            147,162       1,446,609           30,045

 Investment securities sold                          1,022,592              --            514,173       1,905,624          239,392

Proceeds from securities sold short                 70,381,440              --                 --              --               --

Organization expenses (Note 1)                          89,941         107,131             15,474          44,889           83,715

Prepaid Expenses                                        32,921              97              6,437          16,148              900
                                                 ---------------  ---------------  ----------------- -------------- --------------
                                                 $ 887,764,008     $ 6,398,800      $ 150,349,351   $ 493,723,337     $ 17,162,234
                                                 ---------------  ---------------  ----------------- -------------- --------------
LIABILITIES:

Securities sold short, at market
 (proceeds $70,381,440)                             99,253,638              --                 --              --              --

Payables:

 Investment securities payable                       6,407,206              --            922,320       1,956,329               --
 Fund shares redeemed                                4,121,176              --            196,420         613,548           13,176
 Payable to affiliates and directors (Note 2)            6,803             279              1,909           3,733              417
 Income dividend                                            --              --             87,363              --           64,993

Accrued liabilities                                    486,697         108,390             56,588         141,123            1,793
                                                 ---------------  ---------------  ----------------- -------------- --------------
                                                   110,275,520         108,669          1,264,600       2,714,733           80,379
                                                 ---------------  ---------------  ----------------- -------------- --------------
NET ASSETS:                                      $ 777,488,488     $ 6,290,131      $ 149,084,751   $ 491,008,604      $17,081,855
                                                 ---------------  ---------------  ----------------- -------------- --------------
                                                 ---------------  ---------------  ----------------- -------------- --------------
NET ASSETS CONSIST OF:

 Capital shares                                         53,160             568             11,225          25,142            1,640

 Capital paid in                                   725,718,242       5,776,865         36,386,044     419,956,606       16,172,432

 Undistributed accumulated net investment income     2,135,669           6,345             16,834         556,336          236,054

 Undistributed accumulated net
  realized gain (loss) on investments               48,751,512          38,362          5,528,220      23,722,707        (337,804)

 Net unrealized appreciation (depreciation)
  on investments and short sales (Note 6)              829,905         467,991          7,142,428      46,747,813        1,009,533
                                                 ---------------  ---------------  ----------------- -------------- --------------
                                                 $ 777,488,488     $ 6,290,131      $ 149,084,751   $ 491,008,604     $ 17,081,855
                                                 ---------------  ---------------  ----------------- -------------- --------------
                                                 ---------------  ---------------  ----------------- -------------- --------------
CAPITAL SHARES, PAR VALUE $.001

 Authorized                                          100,000,000    1,000,000,000     100,000,000     100,000,000    1,000,000,000

 Outstanding (Note 5)                                 53,160,298          568,155      11,225,021      25,141,606        1,640,148
                                                 ---------------  ---------------  ----------------- -------------- --------------
                                                 ---------------  ---------------  ----------------- -------------- --------------
NET ASSET VALUE PER SHARE                                $ 14.63          $ 11.07            $ 13.28        $ 19.53        $ 10.41
                                                 ---------------  ---------------  ----------------- -------------- --------------
                                                 ---------------  ---------------  ----------------- -------------- --------------

See accompanying notes to financial statements.

CRABBE HUSON FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
April 30, 1996
(Unaudited)

                                                                                                                  THE CRABBE HUSON
                                                    THE OREGON           THE CRABBE         THE CRABBE HUSON       U.S. GOVERNMENT
                                                  MUNICIPAL BOND        HUSON INCOME         U.S. GOVERNMENT        MONEY MARKET
                                                     FUND, INC.          FUND, INC.         INCOME FUND, INC.         FUND, INC.
                                                  ---------------       ---------------      -----------------      ---------------
ASSETS:

Investment securities, at market (Note 6)           $ 28,176,781          $ 5,836,762          $ 7,829,940           $ 41,694,899

Cash                                                         150                  402                   --                  2,797

Receivables:

 Dividends and Interest                                   476,273              65,350               93,752                     --

 Fund shares sold                                              --              13,999                  176                908,146

 Investment securities sold                                    --               2,113                   --                     --

Organization expenses                                       3,123                 780                  943                 11,568

Prepaid Expenses                                            1,358                 222                  394                  1,951
                                                   --------------       ---------------      -----------------      ---------------
                                                     $ 28,657,685         $ 5,919,628          $ 7,925,205           $ 42,619,361
                                                   --------------       ---------------      -----------------      ---------------
LIABILITIES:

Payables:

 Investment securities payable                            133,401             100,000                   --                     --

 Fund shares redeemed                                       7,804              20,986                4,784              1,467,037

 Payable to affiliates and directors (Note 2)                 574                 134                  154                    685

 Income dividend                                           21,720               1,412                4,294                 53,834

Accrued liabilities                                        18,761              12,245                9,300                 36,730
                                                   --------------       ---------------      -----------------      ---------------
                                                          182,260             134,777               18,532              1,558,286
                                                   --------------       ---------------      -----------------      ---------------
NET ASSETS:                                          $ 28,475,425         $ 5,784,851          $ 7,906,673            $ 41,061,075
                                                   --------------       ---------------      -----------------      ---------------
                                                   --------------       ---------------      -----------------      ---------------
NET ASSETS CONSIST OF:

 Capital shares                                             2,298                 580                  750                  41,060

 Capital paid in                                       27,627,403            5,879,975           8,043,898              41,020,015

 Undistributed accumulated net investment income               --                2,342                  91                      --

 Undistributed accumulated net
  realized gain (loss) on investments                      61,182             (102,517)            (29,722)                     --

 Net unrealized appreciation (depreciation)
  on investments and short sales (Note 6)                 784,542                4,471            (108,344)                     --
                                                   --------------       ---------------      -----------------      ---------------
                                                     $ 28,475,425          $ 5,784,851          $ 7,906,673           $ 41,061,075
                                                   --------------       ---------------      -----------------      ---------------
                                                   --------------       ---------------      -----------------      ---------------
 CAPITAL SHARES, PAR VALUE $.001

 Authorized                                            10,000,000           100,000,000          100,000,000         2,000,000,000

 Outstanding (Note 5)                                   2,297,781               578,884              749,945            41,061,075
                                                   --------------       ---------------      -----------------      ---------------
                                                   --------------       ---------------      -----------------      ---------------
NET ASSET VALUE PER SHARE                                 $ 12.39                $ 9.99              $ 10.54                 $ 1.00
                                                   --------------       ---------------      -----------------      ---------------
                                                   --------------       ---------------      -----------------      ---------------


See accompanying notes to financial statements.

CRABBE HUSON FUNDS
STATEMENTS OF OPERATIONS
For the six months ended April 30, 1996
(Unaudited)

                                                    THE CRABBE   CRABBE HUSON  CRABBE HUSON     THE CRABBE    REAL ESTATE
                                                   HUSON SPECIAL   SMALL CAP  ASSET ALLOCATION  HUSON EQUITY  INVESTMENT
                                                     FUND, INC.      FUND*       FUND, INC.      FUND, INC.    FUND, INC.
                                                   ------------- ------------ ----------------  ------------  -----------
INVESTMENT INCOME
 Interest                                           $ 6,634,552    $ 16,849      $ 2,083,796     $ 1,241,376   $ 17,907
 Dividends (net of foreign taxes withheld of
 $0; $0; $1,238; $20,378; and $0 respectively)        2,904,330       3,163          622,732       3,410,278    462,736
                                                   ------------- ------------ ----------------  ------------  -----------
                                                      9,538,882      20,012        2,706,528       4,651,654    480,643
                                                   ------------- ------------ ----------------  ------------  -----------
EXPENSES
 Investment advisory fees (Note 2)                    3,290,248       9,112          688,613       1,969,696     92,079
 Transfer agent                                         570,330       2,910           71,032         164,291     14,318
 Printing                                               133,744         264           15,633          37,351      2,438
 Postage                                                105,547         481           16,210          32,279      2,527
 Custody                                                153,602       2,707           31,589          71,629      5,827
 Legal                                                   40,449         121            5,428          16,961        749
 Auditing                                                23,635         143            4,302          11,368      1,333
 Insurance                                               13,716          43            1,921           5,993        239
 Directors' fees                                         10,185         279            3,973           5,928      1,176
 Registration fees                                      171,764       1,973           17,409         118,510      6,560
 Amortization of organization expenses                       --       1,319               --              --      7,369
 Miscellaneous                                           94,429         213           15,142          40,636      2,132
 Distribution fees (Note 2)                           1,080,864       2,278          180,595         557,384     23,020
 Administration (Note 2)                                146,554         582           21,479          65,240      2,779
 Short sales dividends                                   22,649          --               --              --         --
                                                   ------------- ------------ ----------------  ------------  -----------
                                                      5,857,716      22,425        1,073,326       3,097,266    162,546
 Fees waived by investment advisor (Note 2)                  --      (7,506)              --              --    (24,313)
 Expenses reimbursed by investment advisor (Note 2)          --          --               --              --         --
 Fees paid indirectly (Note 2)                          (16,151)     (1,252)          (6,075)        (27,477)      (114)
                                                   ------------- ------------ ----------------  ------------  -----------
NET EXPENSES                                          5,841,565      13,667        1,067,251       3,069,789    138,119
                                                   ------------- ------------ ----------------  ------------  -----------
NET INVESTMENT INCOME                                 3,697,317       6,345        1,639,277       1,581,865    342,524
                                                   ------------- ------------ ----------------  ------------  -----------
REALIZED AND UNREALIZED GAIN:
 Net realized gain (loss) on investments             53,098,349      38,362        5,513,546      24,381,209   (332,627)
 Net change in unrealized appreciation
 or depreciation of investments and short sales      40,035,575     467,991        2,316,135      31,637,490  1,986,637
                                                   ------------- ------------ ----------------  ------------  -----------
NET GAIN (LOSS) ON INVESTMENTS                       93,133,924     506,353        7,829,681      56,018,699  1,654,010
                                                   ------------- ------------ ----------------  ------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                         $ 96,831,241   $ 512,698      $ 9,468,958    $ 57,600,564 $1,996,534
                                                   ------------- ------------ ----------------  ------------  -----------
                                                   ------------- ------------ ----------------  ------------  -----------

 * For the period from February 20, 1996 (commencement of operations) to April 30, 1996.

See accompanying notes to financial statements.

CRABBE HUSON FUNDS
STATEMENTS OF OPERATIONS (continued)
For the six months ended April 30, 1996
(Unaudited)

                                                                                                                THE CRABBE HUSON
                                                         THE OREGON        THE CRABBE      THE CRABBE HUSON      U.S. GOVERNMENT
                                                       MUNICIPAL BOND     HUSON INCOME     U.S. GOVERNMENT        MONEY MARKET
                                                         FUND, INC.        FUND, INC.      INCOME FUND, INC.       FUND, INC.
                                                       --------------     ------------     ----------------     ----------------
INVESTMENT INCOME
 Interest                                                 $ 748,555        $ 200,626          $ 221,433           $ 1,387,848
                                                       --------------     ------------     ----------------     ----------------

EXPENSES
 Investment advisory fees (Note 2)                           71,190           25,377             20,964               125,786
 Transfer agent                                              14,466           14,073             13,119                42,591
 Printing                                                     3,189            2,165              2,165                 7,928
 Postage                                                      4,382            2,007              2,007                11,231
 Custody                                                      8,815            4,907              4,553                14,558
 Legal                                                        1,158              589                609                 2,520
 Auditing                                                     1,500            1,178              1,196                 2,355
 Insurance                                                      472              226                230                   931
 Directors' fees                                              1,337              388                408                 1,457
 Registration fees                                              319           20,067             17,050                17,242
 Miscellaneous                                                3,465            1,178              1,333                 6,489
 Distribution fees (Note 2)                                  35,595            8,459             10,482                62,893
 Administration (Note 2)                                      4,749            1,807              1,942                 9,527
                                                       --------------     ------------     ----------------     ----------------
                                                            150,637           82,421             76,058               305,508
 Fees waived by investment advisor (Note 2)                 (11,106)         (25,377)           (20,964)             (125,786)
 Expenses reimbursed by investment advisor (Note 2)              --          (29,870)           (23,600)               (3,471)
 Fees paid indirectly (Note 2)                                   --             (106)               (48)                 (151)
                                                       --------------     ------------     ----------------     ----------------
NET EXPENSES                                                139,531           27,068             31,446               176,100
                                                       --------------     ------------     ----------------     ----------------
NET INVESTMENT INCOME                                       609,024          173,558            189,987             1,211,748
                                                       --------------     ------------     ----------------     ----------------
REALIZED AND UNREALIZED GAIN:
 Net realized gain (loss) on investments                     61,182           78,194            117,587                 1,382
 Net change in unrealized appreciation
 or depreciation of investments and short sales            (581,212)        (218,839)          (211,823)                   --
                                                       --------------     ------------     ----------------     ----------------
NET GAIN (LOSS) ON INVESTMENTS                             (520,030)        (140,645)           (94,236)                1,382
                                                       --------------     ------------     ----------------     ----------------
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                                 $ 88,994         $ 32,913           $ 95,751           $ 1,213,130
                                                       --------------     ------------     ----------------     ----------------
                                                       --------------     ------------     ----------------     ----------------

See accompanying notes to financial statements.

CRABBE HUSON FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(Unaudited)


                                       THE CRABBE HUSON                     CRABBE HUSON                  THE CRABBE HUSON
                                      SPECIAL FUND, INC.                   SMALL CAP FUND           ASSET ALLOCATION FUND, INC.
                             ---------------------------------- -------------------------------- ---------------------------------
                             SIX MONTHS ENDED    YEAR ENDED    SIX MONTHS ENDED                  SIX MONTHS ENDED    YEAR ENDED
                              APRIL 30, 1996  OCTOBER 31, 1995  APRIL 30, 1996*                   APRIL 30, 1996   OCTOBER 31, 1995
                             ---------------------------------- --------------------------------- ---------------- ----------------

INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
 Net investment income         $  3,697,317      $ 13,282,908    $    6,345                         $ 1,639,277      $ 3,127,152
 Net realized gain (loss)
  on investments                 53,098,349        31,170,355        38,362                           5,513,546       11,435,123
 Net change in unrealized
  appreciation or depreciation
  of investments and short
  sales                          40,035,575       (51,415,104)      467,991                           2,316,135           20,021
                              --------------------------------- --------------------------------- ---------------- ----------------
 Increase (decrease) in net
  assets resulting from
  operations                     96,831,241        (6,961,841)      512,698                           9,468,958       14,582,296
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income      (3,697,317)       (1,107,597)           --                          (1,622,443)      (3,090,031)
 In excess of net investment
  income                         (9,612,161)               --            --                                  --               --
 From net realized gain on
  investments                   (36,164,306)      (11,710,943)           --                          (5,513,546)      (4,120,955)
 In excess of net realized
  gain on investments                    --                --            --                          (5,924,875)              --
 CAPITAL SHARE TRANSACTIONS,
  NET (Note 5)                 (148,428,803)      578,529,362     5,677,433                          16,146,600       19,006,962
                              --------------------------------- --------------------------------- ---------------- ----------------
 Total increase (decrease)
  in net assets                (101,071,346)      558,748,981     6,190,131                          12,554,695       26,378,272
 FUND NET ASSETS, BEGINNING
  OF PERIOD                     878,559,834       319,810,853       100,000                         136,530,057      110,151,785
                              --------------------------------- --------------------------------- ---------------- ----------------
 FUND NET ASSETS, END OF
  PERIOD                       $777,488,488      $878,559,834    $6,290,131                       $ 149,084,752    $ 136,530,057
                              --------------------------------- --------------------------------- ---------------- ----------------
                              --------------------------------- --------------------------------- ---------------- ----------------

                                       THE CRABBE HUSON                   THE CRABBE HUSON
                                      EQUITY FUND, INC.            ESTATE INVESTMENT FUND, INC.
                             ----------------------------------  -----------------------------------
                             SIX MONTHS ENDED     YEAR ENDED      SIX MONTHS ENDED    YEAR ENDED
                              APRIL 30, 1996   OCTOBER 31, 1995    APRIL 30, 1996   OCTOBER 31, 1995
                             -----------------------------------------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
 Net investment income       $  1,581,865        $  3,567,282       $   342,524        $  874,136
 Net realized gain (loss)
  on investments               24,381,209          19,596,449          (332,627)           51,165
 Net change in unrealized
  appreciation or
  depreciation of investments  31,637,490           9,278,013         1,986,637           565,011
                             ----------------------------------    ---------------------------------
 Increase (decrease) in net
  assets resulting from
  operations                   57,600,564          32,441,744         1,996,534         1,490,312

DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income    (1,581,865)         (1,413,080)         (360,448)         (862,995)
 In excess of net investment
   income                      (2,110,214)                 --                --                --
 From net realized gain
   on investments             (20,585,296)         (2,376,723)         (238,357)         (240,802)
 In excess of net realized
  gain on investments                  --                  --                --                --
 CAPITAL SHARE TRANSACTIONS,
  NET (Note 5)                 70,501,335         205,426,843        (3,301,388)          319,499
                             ----------------------------------    ---------------------------------
 Total increase (decrease)
  in net assets               103,824,524         234,078,784        (1,903,659)          706,014
 FUND NET ASSETS,
  BEGINNING OF PERIOD         387,184,080         153,105,296        18,985,514        18,279,500
                             ----------------------------------    ---------------------------------
 FUND NET ASSETS,
  END OF PERIOD              $491,008,604        $387,184,080       $17,081,855       $18,985,514
                             ----------------------------------    ---------------------------------
                             ----------------------------------    ---------------------------------
* For the period from February 20, 1996
(commencement of operations) to April 30, 1996.
See accompanying notes to financial statements.


CRABBE HUSON FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
(Unaudited)


                                    THE OREGON                    THE CRABBE HUSON                     THE CRABBE HUSON U.S.
                              MUNICIPAL BOND FUND, INC.           INCOME FUND, INC.                 GOVERNMENT INCOME FUND, INC.
                         ---------------------------------   -----------------------------------  ---------------------------------
                         SIX MONTHS ENDED     YEAR ENDED     SIX MONTHS ENDED     YEAR ENDED      SIX MONTHS ENDED   YEAR ENDED
                          APRIL 30, 1996   OCTOBER 31, 1995    APRIL 30, 1996   OCTOBER 31, 1995    APRIL 30, 1996 OCTOBER 31, 1995
                         ----------------------------------  -----------------------------------  ---------------------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
 Net investment income        $   609,024      $ 1,192,507        $  173,558        $  357,527         $  189,987      $  422,501
 Net realized gain (loss)
  on investments                   61,182            3,019            78,194           108,710            117,587           7,624
 Net change in unrealized
  appreciation or depreciation
  of investments                 (581,212)       1,454,370          (218,839)           304,184          (211,823)         324,469
                              -----------------------------      ------------------------------         --------------------------
 Increase (decrease) in net
  assets  resulting from
  operations                       88,994        2,649,896            32,913            770,421            95,751         754,594
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income      (609,024)      (1,192,507)         (171,216)          (357,527)         (189,987)       (422,501)
 In excess of net investment
  income                               --               --                --            (17,066)             (599)         (9,331)
 From net realized gain on
  investments                      (3,019)        (151,835)               --                 --                --              --
 In excess of net realized
gain   on investments                  --               --                --                 --                 --             --
CAPITAL SHARE TRANSACTIONS,
 NET (Note 5)                     928,103       (2,280,911)       (1,266,971)         1,520,890          (424,691)     (1,145,775)
                              -----------------------------       -----------------------------         ---------------------------
  Total increase (decrease)
   in net assets                  405,054         (975,357)       (1,405,274)         1,916,718          (519,526)       (823,013)
FUND NET ASSETS, BEGINNING
 OF PERIOD                    $28,070,371       29,045,728         7,190,125          5,273,407         8,426,199       9,249,212
                              -----------------------------      ------------------------------         --------------------------
FUND NET ASSETS,
 END OF PERIOD                $28,475,425      $28,070,371       $ 5,784,851         $7,190,125        $7,906,673      $8,426,199
                              -----------------------------       ------------------------------        ---------------------------
                              -----------------------------       ------------------------------        ---------------------------

                                THE CRABBE HUSON U.S. GOVERNMENT
                                    MONEY MARKET FUND, INC.
                             ---------------------------------------
                             SIX MONTHS ENDED          YEAR ENDED
                              APRIL 30, 1996        OCTOBER 31, 1995
                             ---------------------------------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
 Net investment income         $ 1,211,748              $ 2,635,831
 Net realized gain (loss)
  on investments                     1,382                       --
 Net change in unrealized
  appreciation  or
  depreciation of investments           --                       --
                             ---------------------------------------
 Increase (decrease) in net
  assets  resulting from
  operations                     1,213,130                2,635,831
DISTRIBUTIONS TO SHAREHOLDERS:
 From net investment income     (1,211,748)              (2,635,831)
 In excess of net investment
  income                                --                       --
 From net realized gain on
  investments                       (1,382)                      --
 In excess of net realized
  gain on investments                   --                       --
CAPITAL SHARE TRANSACTIONS,
 NET (Note 5)                  (13,653,144)              22,331,667
                             ---------------------------------------
 Total increase (decrease)
  in net assets                (13,653,144)              22,331,667
FUND NET ASSETS, BEGINNING
 OF PERIOD                      54,714,219               32,382,552
                             ---------------------------------------
FUND NET ASSETS, END
 OF PERIOD                    $ 41,061,075              $54,714,219
                             ---------------------------------------
                             ---------------------------------------

See accompanying notes to financial statements.


                        THIS PAGE IS LEFT BLANK INTENTIONALLY.

               CRABBE HUSON FUNDS
    NOTES TO FINANCIAL STATEMENTS (Continued)
                  April 30, 1996
                   (Unaudited)

NOTE 1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION:  The Oregon Municipal  Bond  Fund,
Inc.  is registered under the Investment Company
Act  of  1940,  as amended, as an open-end  non-
diversified  investment  company.   The   Crabbe
Huson Special Fund, Inc., Crabbe Huson Small Cap
Fund,  The  Crabbe Huson Asset Allocation  Fund,
Inc.,  The  Crabbe Huson Equity Fund, Inc.,  The
Crabbe Huson Income Fund, Inc., The Crabbe Huson
U.S.  Government Income Fund, Inc.,  The  Crabbe
Huson  U.S.  Government Money Market Fund,  Inc.
and  The  Crabbe  Huson Real  Estate  Investment
Fund,  Inc.  are registered under the Investment
Company Act of 1940, as amended, as open-end diversified investment companies.

The   following  is  a  summary  of  significant
accounting policies consistently followed by the Funds in preparation of financial statements.

SECURITY   VALUATION--THE  CRABBE   HUSON   U.S.
GOVERNMENT  MONEY MARKET FUND, INC.:   The  Fund
seeks to maintain a constant net asset value  of
$1.00  and values its assets using the amortized
cost  method  by  adjusting  the  cost  of  each
security   for   accretion   of   discount    or
amortization of premium.

SECURITY   VALUATION--OTHER  FUNDS:   Securities
listed  or  traded  on  a registered  securities
exchange  are  valued at the last price  on  the
date of the computation.  This includes over-the-
counter   securities   for   which   last   sale
information  is  available.   Where  last   sale
information is not available, the best bid price
is used.  Securities and assets for which market
quotations are not readily available are  valued
at fair market value as determined in good faith
by  or  under  the  direction of  the  Board  of
Directors   of  the  Funds.   Cash   equivalents
relating  to Firm Commitment Purchase Agreements
are  segregated by the custodian and may not  be
sold    while   the   current   commitment    is
outstanding.

SECURITY  TRANSACTIONS  AND  INVESTMENT  INCOME:
Security transactions are accounted for  on  the
trade date, the date the order to buy or sell is
executed.  Interest income is recorded daily  on
the accrual basis.  Interest income consists  of
interest  accrued plus the accretion of original
issue  discount  and minus the  amortization  of
investment  premium,  both  calculated   on   an
effective interest basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Net realized gains and losses on investments are computed on the first-in, first-out, method.

DIVIDENDS   AND   DISTRIBUTIONS:    The   Oregon
Municipal  Bond  Fund, Inc.  declares  dividends
from  its  net  investment income each  business
day.   The  net investment income for Saturdays,
Sundays and holidays is declared as a dividend on the next business day. Declared dividends are accrued through the last business day of each month and are distributed on that date.
Net capital gains realized by the Fund, if any, are declared and distributed on an annual basis, usually in December.

The  Crabbe  Huson  Special Fund,  Inc.,  Crabbe
Huson Small Cap Fund and The Crabbe Huson Equity
Fund, Inc. expect to declare and distribute to shareholders, in December, substantially all of the net investment income and net realized capital gains, if any.

Dividends and Distributions - (continued):   The
Crabbe   Huson  Asset  Allocation   Fund,   Inc.
dividends from net investment income on the last
business  day  of  each  fiscal  quarter.    Net
capital gains realized by the Funds, if any, are declared and distributed on an annual basis, usually in December.

The  Crabbe  Huson  Income Fund,  Inc.  and  The
Crabbe  Huson U.S. Government Income Fund,  Inc.
declare   and  distribute  dividends  from   net
investment income on the last business day of each month. Net capital gains realized by the Funds, if any, are declared and distributed on an annual basis, usually in December.

The  Crabbe  Huson U.S. Government Money  Market
Fund,  Inc.  declares  dividends  from  its  net
investment  income each business day.   The  net
investment income for Saturdays, Sundays and holidays is declared as a dividend on the prior business day. Declared dividends are accrued through the last business day of each month and are distributed on that date. Net capital gains realized by the Fund, if any, are declared and distributed on an annual basis, usually in December.

Short  Sales:   The Crabbe Huson  Special  Fund,
Inc.  during  the period sold securities  short.
Outstanding  short sales at April 30,  1996  are
listed in the schedule of investments.  A  short
sale  is  effected when it is believed that  the
price of a particular security will decline, and
involves  the sale of a security which the  Fund
does  not own in the hope of purchasing the same
security  at a later date at a lower price.   To
make delivery to the buyer, the Fund must borrow
the  security.   The Fund is then  obligated  to
return the security to the lender, and therefore it must subsequently purchase the same security.

When  the  Special Fund makes a short  sale,  it
must leave the proceeds from the short sale with
the  broker, and it must deposit with the broker
a   certain   amount  of  cash   or   government
securities  to  collateralize its obligation  to
replace the borrowed securities which have  been
sold.   In  addition, the Fund  must  put  in  a
segregated  account (with the Fund's  custodian)
an  amount of cash or U.S. Government securities
equal to the difference between the market value
of  the  securities sold short at the time  they
were  sold  short  and any  cash  or  government
securities  deposited  as  collateral  with  the
broker  in  connection with the short sale  (not
including  the  proceeds from the  short  sale).
Furthermore,   until  the  Fund   replaces   the
borrowed  security, it must daily  maintain  the
segregated  account at a level so that  (1)  the
amount deposited in it plus the amount deposited
with the broker (not including the proceeds from
the  short  sale) will equal the current  market
value  of  the  securities sold short,  (2)  the
amount deposited in it plus the amount deposited
with the broker (not including the proceeds from
the short sale) will not be less than the market
value  of  the securities at the time they  were
sold  short.  As a result of these requirements,
the  Special  Fund  will not gain  any  leverage
merely  by  selling short, except to the  extent
that  it earns interest on the immobilized  cash
or   government  securities  while  also   being
subject to the possibility of gain or loss from the securities sold short. The amount of the Special Fund's net assets that will at any time be in the type of deposits described above (that is, collateral deposits or segregated accounts) will not exceed 25%.

Options:   The Special, Small Cap, Real  Estate,
Equity,  Asset Allocation and Income  Funds  may
write  call  options on securities they  own  or
have the right to acquire, and may purchase  put
and  call  options on individual securities  and
indexes written by others.  The purchase of  any
of  these  instruments can result in the  entire
loss   on  the  investment  in  that  particular
instrument or, in the case of writing covered options, can limit the opportunity to earn a profit on the underlying security.

When  an  option  is written (sold),  an  amount
equal to the premium received is recorded  as  a
liability.  The amount of liability is  adjusted
daily to reflect the current market value of the
option  written.  When an option written by  the
Fund, expires on its stipulated expiration date,
the  Fund  realizes  a gain  equal  to  the  net
premium received for the option.  When the  Fund
enters into a closing purchase transaction,  the
Fund  realizes  a  gain or  loss  equal  to  the
difference  between  the  cost  of   a   closing
purchase  transaction and the  premium  received
when  the call option was written.  In the  case
of  either expiration of a written option  or  a
closing   purchase  transaction,  the  liability
related to such option is extinguished.

Call or put options purchased are accounted  for
in  the  same  manner  as  marketable  portfolio
securities.   When  a  call  or  put  option  is
exercised, the proceeds from the underlying securities bought or sold are decreased by the premium paid in determining the gain or loss.

Options on stock indexes differ from options on securities in that the exercise of an option on a stock index does not involve delivery of the actual underlying security and are settled in cash only.

During the period the Crabbe Huson Special Fund,
Inc.  purchased  put options.   Outstanding  put
options at April 30, 1996 are disclosed in the schedule of investments.

Organization   Costs:   Expenses   incurred   in
connection with the original organization of the
Funds  are amortized over a sixty-month  period.
The  amortization is calculated based  upon  the
projected growth in net assets of the Funds.  As
of April 30, 1996 the initial organization costs
for  all Funds except for Crabbe Huson Small Cap
Fund and The Crabbe Huson Real Estate Investment
Fund,  Inc.  have been fully amortized.   Crabbe
Huson  Small Cap Fund and The Crabbe Huson  Real
Estate  Investment  Fund,  Inc.  have  amortized
$1,319  and $7,369, respectively, through  April
30,  1996.   The Crabbe Huson Group,  Inc.,  the
Fund's investment advisor, has agreed that, in the event any of the initial shares are redeemed during the 60-month period for amortizing the Fund's organization costs, the Fund will be reimbursed by the investment advisor for the unamortized balances of such costs in the same proportion as the number of shares reduced bears to the number of initial shares outstanding at the time of redemption.

Reorganization Costs: On February 27, 1996 at a joint annual meeting of the shareholders of record at the close of business on December 20, 1995, shareholders approved the reorganization of all Funds except for The Crabbe Huson Special
Fund, Inc. into a single Delaware business trust which will operate as a series company. Crabbe
Huson Small Cap Fund was initially organized as a Delaware business trust and therefore was not subject to the reorganization proposal.

Reorganization Costs - (continued): All of the expenses connected with the reorganization will be paid by each of the respective series' of the Trust and will be amortized over a one year period commencing on the expected effective
Reorganization date in August, 1996.

Federal Income Taxes:  It is each Fund's  policy
to  distribute substantially all of its  taxable
income to shareholders and otherwise comply with
the  provisions  of  the Internal  Revenue  Code
applicable  to  regulated investment  companies.
Therefore,  no  provision  has  been  made   for
Federal  income  or excise taxes.   Due  to  the
timing   of  dividend  distributions   and   the
differences   in  accounting  for   income   and
realized  gains (losses) for financial statement
and federal income tax purposes, the fiscal year
in which amounts are distributed may differ from
the  year in which the income and realized gains
(losses)   are  recorded  by  the  funds.    The
differences   between  the   income   or   gains
distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the Statement of Changes in Net Assets.

Estimates:    The   preparation   of   financial
statements in conformity with generally accepted
accounting  principles  requires  management  to
make  estimates and assumptions that affect  the
reported  amounts of assets and liabilities  and
income and expenses at the date of the financial
statements.   Actual results could  differ  from
these estimates.

NOTE 2.    INVESTMENT ADVISOR AND OTHER
      TRANSACTIONS WITH AFFILIATES

Investment Advisor:  The Funds have entered into
an investment advisory agreement with The Crabbe
Huson Group, Inc. (the "Advisor"), an affiliated
company.   The investment advisory fee  of  each
Fund  is  accrued  daily and paid  semi-monthly.
The annual investment advisory fee for each Fund is described below:

  The Crabbe Huson Asset Allocation Fund, Inc.
       The Crabbe Huson Special Fund, Inc.
           Crabbe Huson Small Cap Fund
       The Crabbe Huson Equity Fund, Inc.
  The Crabbe Huson Real Estate Investment Fund,
                      Inc.

  1.00% of daily net assets up to $100,000,000
      .85 of 1% of daily net assets between
          $100,000,000 and $500,000,000
 .60 of 1% of daily net assets over $500,000,000


       The Crabbe Huson Income Fund, Inc.

 .75 of 1% of daily net assets up to $100,000,000
      .60 of 1% of daily net assets between
          $100,000,000 and $500,000,000
 .50 of 1% of daily nets assets over $500,000,000

  The Crabbe Huson U.S. Government Income Fund,
                      Inc.
  The Crabbe Huson U.S. Government Money Market
                   Fund, Inc.
      The Oregon Municipal Bond Fund, Inc.

 .50 of 1% of daily net assets up to $500,000,000
      .45 of 1% of daily net assets between
         $500,000,000 and $1,000,000,000
       .40 of 1% of daily net assets over
                 $1,000,000,000

Effective February 1, 1996 the Advisor ceased to
voluntarily  waive  its  management  fee  and/or
reimburse  The Crabbe Huson Special Fund,  Inc.,
The  Crabbe  Huson Asset Allocation Fund,  Inc.,
and  The Crabbe Huson Equity Fund, Inc., for the
amount, if any, by which the total operating and
management expenses of each Fund (including  the
Advisor's  compensation  and  any  amounts  paid
pursuant to the participating Funds' Rule  12b-1
plan  but  excluding interest, taxes,  brokerage
fees    and   commissions,   and   extraordinary
expenses) exceeded certain annual rates applied to the average daily net assets of each Fund.

The  Advisor has voluntarily agreed to waive its
management fee and/or reimburse, for  each  Fund
listed  below for the amount, if any,  by  which
the  total operating and management expenses  of
such  Fund (including the Advisor's compensation
and   any   amounts   paid   pursuant   to   the
participating   Funds'  Rule  12b-1   plan   but
excluding  interest, taxes, brokerage  fees  and
commissions, and extraordinary expenses) exceeds
its   respective  annual  rate  applied  to  the
average  daily  net  assets  of  each  Fund   as
follows:

The Oregon Municipal Bond Fund, Inc.0.98%
Crabbe Huson Small Cap Fund.       1.50%
The Crabbe Huson Income Fund, Inc. 0.80%
The  Crabbe  Huson U.S. Government Income  Fund,
Inc.                               0.75%
The  Crabbe  Huson U.S. Government Money  Market
Fund, Inc.                         0.70%
The  Crabbe  Huson Real Estate Investment  Fund,
Inc.                               1.50%

Effective  August  1,  1996,  the  Advisor  will
change the way it reimburses the Fund's expenses
from  an involuntary basis to a voluntary  basis
by  removing the annual expense limits  of  each
Fund.   This will provide each of the Funds  the
ability to reduce expenses through directed brokerage agreements, securities lending and other expense offset arrangements.

Distributor:   The  Funds have  entered  into  a
distribution   agreement   with   Crabbe   Huson
Securities,   Inc.   (the   "Distributor"),   an
affiliated   company.   Under  the  Distribution
Plan, each of the participating Funds may pay up to 1/4 of 1% of such Fund's average daily net assets to the Distributor as reimbursement for its actual expenses incurred in the distribution and promotion of such Fund's shares.

Administrator:   State  Street  Bank  and  Trust
Company   (the   "Administrator")   serves    as
administrator of the Funds. The Administrator performs certain administrative services for the Funds. The Funds pay the Administrator a fee at the rate of 0.06% of the Fund's average net assets up to $500 million, 0.03% of the next
$500 million, and 0.01% of those assets in excess of $1 billion, plus certain out of pocket costs.

Directors/Trustees Fees:  As of April 30,  1996,
fees     payable     to    the     disinterested
directors/trustees  were  $574,  $6,803,   $279,
$1,909,  $3,733, $134, $154, $685 and  $417  for
The Oregon Municipal Bond Fund, Inc., The Crabbe
Huson Special Fund, Inc., Crabbe Huson Small Cap
Fund,  The  Crabbe Huson Asset Allocation  Fund,
Inc.,  The  Crabbe Huson Equity Fund, Inc.,  The
Crabbe Huson Income Fund, Inc., The Crabbe Huson
U.S.  Government Income Fund, Inc.,  The  Crabbe
Huson  U.S.  Government Money Market Fund,  Inc.
and  The  Crabbe  Huson Real  Estate  Investment
Fund, Inc., respectively.

Fees  Paid  Indirectly:  The Funds have  entered
into  a  custodian, recordkeeping,  and  pricing
agreement with Investors Fiduciary Trust Company
("IFTC").   IFTC's fees for these  services  are
subject to reduction by credits earned by each Fund, based on the cash balances of the Funds held by IFTC as Custodian. As of April 30,
1996,  credits earned were $0, $0, $1,252, $183,
$158,  $106, $48, $151 and $114 for  The  Oregon
Municipal  Bond  Fund, Inc.,  The  Crabbe  Huson
Special Fund, Inc., Crabbe Huson Small Cap Fund,
The  Crabbe  Huson Asset Allocation Fund,  Inc.,
The  Crabbe Huson Equity Fund, Inc., The  Crabbe
Huson  Income Fund, Inc., The Crabbe Huson  U.S.
Government  Income Fund, Inc., The Crabbe  Huson
U.S. Government Money Market Fund, Inc. and  The
Crabbe Huson Real Estate Investment Fund, Inc., respectively.


The  Crabbe Huson Special Fund, Inc., The Crabbe
Huson  Asset Allocation Fund, Inc.,  The  Crabbe
Huson  Equity  Fund, Inc., and The Crabbe  Huson
Real Estate Investment Fund, Inc.,  have entered
into  a directed brokerage agreement with  State
Street Brokerage Services, Inc.("SSBSI").  Under
this  arrangement, SSBSI will pay  the  Funds  a
percentage of commissions generated as  credits,
and  used to offset all or a portion of  certain
outside service providers fees incurred  by  the
Funds.   For  the  period ended April  30,  1996
credits  earned of $16,151, $5,891, $27,319  and
$0  for The Crabbe Huson Special Fund, Inc., The
Crabbe  Huson Asset Allocation Fund,  Inc.,  The
Crabbe  Huson Equity Fund, Inc. and  The  Crabbe
Huson   Real   Estate  Investment  Fund,   Inc.,
respectively,  were  used  to  offset   transfer
agency fees.

NOTE 3.    DISTRIBUTIONS TO SHAREHOLDERS

On December 6, 1995 the following distributions were declared from net realized capital gains from investment transactions. The dividend was paid on December 6, 1995, to shareholders of record on December 5, 1995, as shown below:

                    PER SHARE       DOLLARS
                Short-TermLong-TermShort-term
Long-Term
               Capital GainCapital GainCapital
Gain           Capital Gain
                  Distribution (1)Distribution
Distribution (1)  Distribution
The Oregon Municipal Bond Fund, Inc.
The Crabbe Huson Special Fund, Inc.0.37640.1983
$23,686,427 $12,479,000
Crabbe Huson Small Cap Fund (2)
The Crabbe Huson Asset Allocation
             Fund, Inc. 0.5232  0.60465,306,597
6,131,818
The Crabbe Huson Equity Fund, Inc.0.60380.3385
13,191,040    7,394,039
The Crabbe Huson Income Fund, Inc.
The Crabbe Huson U.S. Government
      Income Fund, Inc.
The Crabbe Huson Real Estate
 Investment Fund, Inc.  0.1225         238,364

(1) Short-term capital gains are taxable to shareholders as ordinary income dividends.
(2) Investment operations did not commence until February 20, 1996.

NOTE 4.    AGREEMENT AND PLAN OF REORGANIZATION

On  February 27, 1996 at a joint annual  meeting
of  the  shareholders of record at the close  of
business  on  December 20, 1995,  of  all  Funds
except for The Crabbe Huson Special Fund,  Inc.,
shareholders approved an Agreement and  Plan  of
Reorganization     and     Liquidation      (the
"Reorganization")  in  which  each  Fund   would
become  a  separate series of the  Crabbe  Huson
Funds, a business trust organized under the laws
of  the State of Delaware (the "Trust").  Crabbe
Huson Small Cap Fund was originally organized as
a series of the Delaware business trust, and was
not subject to the reorganization proposal.  The
Crabbe Huson Special Fund, Inc. did not have the
required percentage of outstanding shares  voted
to approve the reorganization.  The Crabbe Huson
Special   Fund,  Inc.  will  remain  an   Oregon
corporation.   The  Agreement  provided,   among
other things, for the transfer of the assets and
liabilities  of  each Fund  to  a  corresponding
series  of  the  Trust.  The Agreement  provided
that  in consideration thereof, the shareholders
of  each  Fund would receive an equal amount  of
shares in the corresponding series of the  Trust
in exchange for their shares of each Fund, which
would  subsequently be liquidated and dissolved.
It    is   currently   contemplated   that   the
Reorganization will become effective in August, 1996.

                                CRABBE HUSON FUNDS

                                 April 30, 1996
                                   (Unaudited)

NOTE 5.  CAPITAL SHARE TRANSACTIONS
Transactions in capital shares of the Funds were as follows:

                                             THE CRABBE HUSON                               CRABBE HUSON
                                            SPECIAL FUND, INC.                             SMALL CAP FUND
                              ---------------------------------------------------------------------------------
                                     SHARES                        AMOUNT                SHARES       AMOUNT
                              ---------------------------------------------------------------------------------
                               SIX MONTHS     YEAR         SIX MONTHS        YEAR       SIX MONTHS   SIX MONTHS
                                 ENDED        ENDED           ENDED          ENDED        ENDED       ENDED
                               APRIL 30,    OCTOBER 31,     APRIL 30,      OCTOBER 31,   APRIL 30,   APRIL 30,
                                 1996          1995           1996            1995         1996*       1996*
                              ----------    ----------    ------------    ------------    -------    ----------
Shares sold                   12,158,476    65,374,197    $171,600,423    $928,135,711    558,500    $5,681,055
Shares issued in
 reinvestment of dividends     3,307,900        78,213      45,474,908       1,030,774          0             0
                              ----------    ----------    ------------    ------------    -------    ----------
                              15,466,376    65,452,410     217,075,331     929,166,485    558,500     5,681,055
Shares redeemed              (25,976,262)  (24,491,886)   (365,504,134)   (350,637,123)      (345)       (3,622)
                              ----------    ----------    ------------    ------------    -------    ----------
Net increase (decrease)      (10,509,886)   40,960,524   ($148,428,803)   $578,529,362    558,155    $5,677,433
                              ----------    ----------    ------------    ------------    -------    ----------
                              ----------    ----------    ------------    ------------    -------    ----------


                                        THE CRABBE HUSON                                    THE CRABBE HUSON
                                    ASSET ALLOCATION FUND, INC.                            EQUITY FUND, INC.
                        --------------------------------------------------------------------------------------------------------
                                  SHARES                  AMOUNT                    SHARES                    AMOUNT
                        --------------------------------------------------------------------------------------------------------
                         SIX MONTHS    YEAR      SIX MONTHS      YEAR       SIX MONTHS     YEAR       SIX MONTHS       YEAR
                          ENDED       ENDED       ENDED         ENDED        ENDED        ENDED        ENDED          ENDED
                         APRIL 30,  OCTOBER 31,  APRIL 30,    OCTOBER 31,   APRIL 30,   OCTOBER 31,   APRIL 30,     OCTOBER 31,
                           1996       1995         1996          1995          1996        1995         1996           1995
                        ---------   ---------   -----------   -----------   ---------   ----------   ------------   ------------
Shares sold             2,144,118   3,651,020   $28,461,808   $47,567,984   7,418,395   16,135,368   $137,761,438   $277,119,565
Shares issued in
 reinvestment of
 dividends                872,294     213,856    11,523,225     2,807,183   1,173,779       79,947     21,649,718      1,237,639
                        ---------   ---------   -----------   -----------   ---------   ----------   ------------   ------------
                        3,016,412   3,864,876    39,985,033    50,375,167   8,592,174   16,215,315    159,411,156    278,357,204
Shares redeemed        (1,801,516) (2,415,859)  (23,838,433)  (31,368,205) (4,759,759)  (4,218,957)   (88,909,821)   (72,930,361)
                        ---------   ---------   -----------   -----------   ---------   ----------   ------------   ------------
Net increase
 (decrease)             1,214,896   1,449,017   $16,146,600   $19,006,962   3,832,415   11,996,358   $ 70,501,335   $205,426,843
                        ---------   ---------   -----------   -----------   ---------   ----------   ------------   ------------
                        ---------   ---------   -----------   -----------   ---------   ----------   ------------   ------------


*For the period from February 20, 1996 (commencement of operations) to April 30, 1996.

                                CRABBE HUSON FUNDS

                                 April 30, 1996
                                   (Unaudited)

NOTE 5.  CAPITAL SHARE TRANSACTIONS (continued)
Transactions in capital shares of the Funds were as follows:

                                          THE OREGON                                      THE CRABBE HUSON
                                     MUNICIPAL BOND FUND, INC.                            INCOME FUND, INC.
                        --------------------------------------------------------------------------------------------------------
                                 SHARES                   AMOUNT                   SHARES                      AMOUNT
                        --------------------------------------------------------------------------------------------------------
                         SIX MONTHS    YEAR       SIX MONTHS     YEAR       SIX MONTHS     YEAR      SIX MONTHS       YEAR
                           ENDED      ENDED         ENDED        ENDED        ENDED       ENDED        ENDED          ENDED
                         APRIL 30,  OCTOBER 31,   APRIL 30,    OCTOBER 31,   APRIL 30,  OCTOBER 31,   APRIL 30,     OCTOBER 31,
                            1996       1995         1996          1995         1996        1995         1996           1995
                        ---------   ---------   -----------   -----------   ---------   ----------   ------------   ------------
Shares sold               199,324     552,364    $2,523,909    $6,744,052     133,231      398,837     $1,372,352     $3,890,790
Shares issued in
 reinvestment of
 dividends                 38,169      73,838       482,312       906,976      14,612       33,473        150,621        329,268
                        ---------   ---------   -----------   -----------   ---------   ----------   ------------   ------------
                          237,493     626,202     3,006,221     7,651,028     147,843      432,310      1,522,973      4,220,058
Shares redeemed          (164,722)   (822,850)   (2,078,118)   (9,931,939)   (269,851)    (274,572)    (2,789,944)    (2,699,168)
                        ---------   ---------   -----------   -----------   ---------   ----------   ------------   ------------
Net increase (decrease)    72,771    (196,648)  $   928,103   ($2,280,911)   (122,008)     157,738    ($1,266,971)    $1,520,890
                        ---------   ---------   -----------   -----------   ---------   ----------   ------------   ------------
                        ---------   ---------   -----------   -----------   ---------   ----------   ------------   ------------



                                          THE CRABBE HUSON                                 THE CRABBE HUSON
                                 U.S. GOVERNMENT INCOME FUND, INC.               U.S. GOVERNMENT MONEY MARKET FUND, INC.
                        --------------------------------------------------------------------------------------------------------
                                 SHARES                   AMOUNT                   SHARES                      AMOUNT
                        --------------------------------------------------------------------------------------------------------
                         SIX MONTHS    YEAR       SIX MONTHS     YEAR       SIX MONTHS     YEAR      SIX MONTHS       YEAR
                           ENDED      ENDED         ENDED        ENDED        ENDED       ENDED        ENDED          ENDED
                         APRIL 30,  OCTOBER 31,   APRIL 30,    OCTOBER 31,   APRIL 30,  OCTOBER 31,   APRIL 30,     OCTOBER 31,
                            1996       1995         1996          1995         1996        1995         1996           1995
                        ---------   --------   ----------   -----------   ----------   -----------   ------------   ------------
Shares sold                73,033    320,552     $784,163    $3,315,281   60,798,145   166,147,604    $60,798,146   $166,147,604
Shares issued in
 reinvestment of
 dividends                 14,783     33,757      158,433       351,187      803,207     1,738,682        803,207      1,738,682
                        ---------   --------   ----------   -----------   ----------   -----------   ------------   ------------
                           87,816    354,309      942,596     3,666,468   61,601,352   167,886,286     61,601,353    167,886,286
Shares redeemed          (128,241)  (464,645)  (1,367,287)   (4,812,243) (75,254,496) (145,554,619)   (75,254,497)  (145,554,619)
                        ---------   --------   ----------   -----------   ----------   -----------   ------------   ------------
Net increase (decrease)   (40,425)  (110,336)   ($424,691)  ($1,145,775) (13,653,144)   22,331,667   ($13,653,144) $  22,331,667
                        ---------   --------   ----------   -----------   ----------   -----------   ------------   ------------
                        ---------   --------   ----------   -----------   ----------   -----------   ------------   ------------

                                CRABBE HUSON FUNDS

                                 April 30, 1996
                                   (Unaudited)

NOTE 5.  CAPITAL SHARE TRANSACTIONS (continued)
Transactions in capital shares of the Funds were as follows:


                                             THE CRABBE HUSON REAL
                                         ESTATE INVESTMENT FUND, INC.
                                 -------------------------------------------------
                                        SHARES                      AMOUNT
                                 -------------------------------------------------
                                SIX MONTHS    YEAR       SIX MONTHS        YEAR
                                  ENDED       ENDED        ENDED          ENDED
                                 APRIL 30,  OCTOBER 31,   APRIL 30,     OCTOBER 31,
                                    1996       1995         1996          1995
                                 --------    -------     ----------     ----------
Shares sold                       341,038    821,200     $3,484,363     $7,937,889
Shares issued in
 reinvestment of dividends         30,284     36,962        302,147        357,391
                                 --------    -------     ----------     ----------
                                  371,322    858,162      3,786,510      8,295,280
Shares redeemed                  (691,105)  (822,760)    (7,087,898)    (7,975,781)
                                 --------    -------     ----------     ----------
Net increase (decrease)          (319,783)    35,402    ($3,301,388)    $  319,499
                                 --------    -------     ----------     ----------
                                 --------    -------     ----------     ----------

                            THIS PAGE IS LEFT BLANK INTENTIONALLY.

                                CRABBE HUSON FUNDS

                                 April 30, 1996
                                   (Unaudited)

NOTE 6.  INVESTMENT TRANSACTIONS

For the period ended April 30, 1996, The Crabbe Huson U.S. Government Money Market Fund, Inc. had aggregate security purchases and sales (including maturities) of $126,198,604 and $140,386,021, respectively, with an identified cost of $41,694,899 at April 30, 1996. Aggregate purchases, sales and maturities for the period ended April 30, 1996 (excluding short-term securities) for the remaining Funds, are as follows:

                                                                      THE CRABBE                      THE CRABBE
                                       THE CRABBE                     HUSON ASSET     THE CRABBE      HUSON REAL
                                      HUSON SPECIAL   CRABBE HUSON    ALLOCATION     HUSON EQUITY  ESTATE INVESTMENT
                                        FUND, INC.   SMALL CAP FUND    FUND, INC.      FUND, INC.      FUND, INC.
                                      -----------------------------------------------------------------------------
Purchases:                            $171,783,069     $4,749,244     $214,737,892    $245,345,245    $  8,538,608
                                      -----------------------------------------------------------------------------
                                      -----------------------------------------------------------------------------
Sales and Maturities:                  274,116,949      1,012,947      213,573,257     189,040,789      13,257,943
                                      -----------------------------------------------------------------------------
                                      -----------------------------------------------------------------------------
Identified Cost and Gross Unrealized Appreciation (Depreciation) at April 30, 1996:
Identified Cost                       $684,495,304     $5,469,127     $140,507,606    $441,995,516     $15,763,542
                                      -----------------------------------------------------------------------------
                                      -----------------------------------------------------------------------------
Appreciation                            99,673,226        529,638        9,506,297      52,078,913       1,618,041
Depreciation                           (98,843,321)       (61,647)      (2,363,869)     (5,331,100)       (608,508)
                                      -----------------------------------------------------------------------------
Net unrealized
 appreciation (depreciation)          $    829,905     $  467,991     $  7,142,428    $ 46,747,813     $ 1,009,533
                                      -----------------------------------------------------------------------------
                                      -----------------------------------------------------------------------------


                                                      THE CRABBE
                                       THE OREGON        HUSON       THE CRABBE HUSON
                                      MUNICIPAL BOND     INCOME      U.S. GOVERNMENT
                                        FUND, INC.      FUND, INC.   INCOME FUND, INC.
                                      ------------------------------------------------
Purchases:                            $  3,280,647     $22,745,309     $16,432,396
                                      ------------------------------------------------
                                      ------------------------------------------------
Sales and Maturities:                    2,333,637      23,827,417      16,872,361
                                      ------------------------------------------------
                                      ------------------------------------------------
Identified Cost and Gross Unrealized Appreciation (Depreciation) at April 30, 1996:
Identified Cost                       $ 27,392,239     $ 5,832,291     $ 7,938,284
                                      ------------------------------------------------
                                      ------------------------------------------------
Appreciation                               950,734          83,387          34,415
Depreciation                              (166,192)        (78,916)       (142,759)
                                      ------------------------------------------------

Net unrealized
 appreciation (depreciation)          $    784,542     $     4,471    ($   108,344)
                                      ------------------------------------------------
                                      ------------------------------------------------

THE OREGON MUNICIPAL BOND FUND, INC.
FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Annual Report.
The calculations are based on average number of shares outstanding for each period.


                                                     (Unaudited)
                                                        PERIOD           YEAR       YEAR        YEAR        YEAR        YEAR
                                                        ENDED            ENDED      ENDED       ENDED       ENDED       ENDED
                                                       4/30/96         10/31/95    10/31/94    10/31/93   10/31/92     10/31/91
                                                     --------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $12.62          $11.99      $12.80      $12.20     $12.14       $11.74

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                   0.2688          0.5480      0.5418      0.5683     0.6168       0.6385
Net Realized & Unrealized
Gain (Loss) on Securities                              (0.2287)         0.6998     (0.8001)     0.6880     0.1521       0.4831
                                                     --------------------------------------------------------------------------
Total from Investment Operations                        0.0401          1.2478     (0.2583)     1.2563     0.7689       1.1216

LESS DISTRIBUTIONS
Distributions from Net Investment Income                0.2688          0.5480      0.5419      0.5647     0.6168       0.6562
Distributions in Excess of Net Investment Income        0.0000          0.0000      0.0003      0.0000     0.0000       0.0000
Distributions from Capital Gains                        0.0013          0.0698      0.0090      0.0916     0.0921       0.0654
                                                     --------------------------------------------------------------------------
Total Distributions                                     0.2701          0.0698      0.0093      0.0916     0.7089       0.7216
                                                     --------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $12.39          $12.62      $11.99      $12.80     $12.20       $12.14
                                                     --------------------------------------------------------------------------
                                                     --------------------------------------------------------------------------
TOTAL RETURN                                              0.29%          10.66%      -2.06%      10.71%      6.51%        9.85%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period                              $28,475         $28,070     $29,046     $29,408    $20,296      $18,383
Ratio of Expenses to Average Net Assets                   0.98%(c)(d)     0.98%       0.98%       1.05%      1.11%        1.21%
Ratio of Net Investment Income to Average Net Assets      4.28%(c)(d)     4.45%       4.37%       4.51%      5.04%        5.36%
Portfolio Turnover Rate                                   8.28%          22.91%      20.58%      11.62%     25.30%       53.40%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets                   1.06%(c)(d)         1.08%   1.08%       1.09%      1.13%        1.24%
Ratio of Net Investment Income to Average Net Assets      4.20%(c)(d)         4.35%   4.26%       4.46%      5.01%        5.34%

RATIOS NET OF EXPENSES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets                   0.98%(d)            --          --          --         --           --
Ratio of Net Investment Income to Average Net Assets      4.28%(d)            --          --          --         --           --


                                                        YEAR           YEAR         YEAR         YEAR        YEAR         YEAR
                                                        ENDED          ENDED        ENDED        ENDED       ENDED        ENDED
                                                       10/31/90       10/31/89    10/31/88    10/31/87(a)   9/30/87      9/30/86
                                                     ---------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $11.72          $11.72      $11.08      $12.15      $11.93       $10.43

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                   0.6316          0.6794      0.6386      0.7311      0.7319       0.7720
Net Realized & Unrealized
Gain (Loss) on Securities                               0.0522          0.0842      0.6411     (0.9983)    (0.8051)      1.5265
                                                     ---------------------------------------------------------------------------
Total from Investment Operations                        0.6838          0.7636      1.2797     (0.2672)    (0.0732)      2.2985

LESS DISTRIBUTIONS
Distributions from Net Investment Income                0.6401          0.6711      0.6386      0.7311      0.7319       0.7720
Distributions in Excess of Net Investment Income        0.0000          0.0000      0.0000      0.0000      0.0000       0.0000
Distributions from Capital Gains                        0.0237          0.0925      0.0000      0.0760      0.0760       0.0255
                                                     ---------------------------------------------------------------------------
Total Distributions                                     0.6638          0.7636      0.6386      0.8071      0.8079       0.7975
                                                     ---------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $11.74          $11.72      $11.72      $11.08      $11.05       $11.93
                                                     ---------------------------------------------------------------------------
                                                     ---------------------------------------------------------------------------
TOTAL RETURN                                              6.00%           6.67%      12.02%      -1.95%      -0.95%       22.83%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period                              $18,766         $19,173     $20,058     $14,277     $14,165       $8,861
Ratio of Expenses to Average Net Assets                   1.38%           1.04%       1.21%       1.14%       1.31%        1.06%
Ratio of Net Investment Income to Average Net Assets      5.41%           5.82%       5.53%       5.66%       6.43%        6.34%
Portfolio Turnover Rate                                  58.52%          45.25%      31.44%      19.18%      18.73%       24.20%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets                   1.55%           1.16%       1.32%         --          --           --
Ratio of Net Investment Income to Average Net Assets      5.23%           5.71%       5.42%         --          --           --

RATIOS NET OF EXPENSES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets                     --              --          --          --          --           --
Ratio of Net Investment Income to Average Net Assets        --              --          --          --          --           --

------------------------------------
(a) The Fund's Fiscal Year was changed from 9/30 to 10/31, effective 10/31/87, which represents a conformed 12 month period.
(b) Disclosure of the average commission rate paid relates to the purchase and sale of investment securities and is required for Funds that invest greater than 10% of average net assets in equity transactions. This disclosure is required for fiscal periods beginning on or after September 1, 1995.
(c) Ratios include expenses paid indirectly through directed brokerage & certain expense offset arrangements.
(d) Computed on an annualized basis.
(e) Commencement of operations - 4/9/87.
(f) Commencement of operations - 1/31/89.
(g) Commencement of operations - 4/4/94.
(h) Commencement of operations - 2/20/96.

THE CRABBE HUSON SPECIAL FUND, INC.
FINANCIAL HIGHLIGHTS
(Continued)


                                                       (Unaudited)
                                                         PERIOD           YEAR       YEAR      YEAR      YEAR       YEAR
                                                          ENDED           ENDED      ENDED     ENDED     ENDED      ENDED
                                                         4/30/96         10/31/95   10/31/94  10/31/93  10/31/92   10/31/91
                                                       ---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                     $13.80           $14.08    $11.82    $ 8.36    $12.05      $8.78

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                    0.0611           0.2704    0.0513   (0.0774)  (0.0211)    0.0353
Net Realized & Unrealized
Gain (Loss) on Securities                                1.5866          (0.2894)   2.3026    3.5374   (1.6211)    4.0155
                                                       ---------------------------------------------------------------------
     Total from Investment Operations                    1.6477          (0.0190)   2.3539    3.4600   (1.6422)    4.0508

LESS DISTRIBUTIONS
Distributions from Net Investment Income                 0.0611           0.0226    0.0000    0.0000    0.0260     0.1453
Distributions in Excess of Net Investment Income         0.1589           0.0000    0.0000    0.0000    0.0000     0.0000
Distributions from Capital Gains                         0.5977           0.2384    0.0892    0.0000    2.0218     0.6355
                                                       ---------------------------------------------------------------------
     Total Distributions                                 0.8177           0.2610    0.0892    0.0000    2.0478     0.7808

Net Asset Value, End of Period                           $14.63           $13.80    $14.08    $11.82    $ 8.36     $12.05
                                                       ---------------------------------------------------------------------
                                                       ---------------------------------------------------------------------
Total Return                                              12.08%            1.78%    22.40%    41.39%     8.11%     49.58%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period                              $777,488         $878,560  $319,811  $238,167    $5,857     $3,542
Ratio of Expenses to Average Net Assets                    1.35% (c)(d)     1.40%     1.44%     1.57%     1.74%      1.92%
Ratio of Net Investment Income to Average Net Assets       0.85% (c)(d)     1.95%     0.39%    (0.73)%   (0.25)%     0.32%
Portfolio Turnover Rate                                   24.53%          122.97%   146.44%    73.29%   102.27%    256.68%
Average Commission Rate                                 $0.0367  (b)          --        --        --        --         --

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets                   1.35% (c)(d)      1.40%     1.54%     1.59%     2.18%      2.40%
Ratio of Net Investment Income to Average Net Assets      0.85% (c)(d)      1.95%     0.29%    (0.75)%   (0.69)%    (0.15)%

RATIOS NET OF EXPENSES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets                   1.35% (d)           --        --        --        --         --
Ratio of Net Investment Income to Average Net Assets      0.86% (d)           --        --        --        --         --


                                                           YEAR             YEAR        YEAR       PERIOD
                                                           ENDED            ENDED       ENDED      ENDED
                                                         10/31/90         10/31/89    10/31/88   10/31/87(e)
                                                         ------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $11.49            $9.69       $8.13      $10.00

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                     0.1546           0.2100     (0.0515)    (0.0409)
Net Realized & Unrealized
Gain (Loss) on Securities                                (1.4317)          1.5900      1.6115     (1.8300)
                                                         ------------------------------------------------------
     Total from Investment Operations                    (1.2771)          1.8000      1.5600     (1.8709)

LESS DISTRIBUTIONS
Distributions from Net Investment Income                  0.2240           0.0000      0.0000      0.0000
Distributions in Excess of Net Investment Income          0.0000           0.0000      0.0000      0.0000
Distributions from Capital Gains                          1.2089           0.0000      0.0000      0.0000
                                                         ------------------------------------------------------
     Total Distributions                                  1.4329           0.0000      0.0000      0.0000
                                                         ------------------------------------------------------

Net Asset Value, End of Period                             $8.78           $11.49       $9.69       $8.13
                                                         ------------------------------------------------------
                                                         ------------------------------------------------------
Total Return                                              (10.90)%          18.68%      19.63%     (30.32)% (d)

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period                                 $2,926           $3,356      $4,393      $1,892
Ratio of Expenses to Average Net Assets                     2.00%            2.00%       3.94%       2.60%  (d)
Ratio of Net Investment Income to Average Net Assets        1.55%            1.96%       3.34%       0.05%  (d)
Portfolio Turnover Rate                                   314.73%          275.62%     155.12%       3.90%
Average Commission Rate                                       --               --          --          --

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets                     2.86%            2.44% (d)     --          --
Ratio of Net Investment Income to Average Net Assets        0.70%            1.53% (d)     --          --

RATIOS NET OF EXPENSES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets                       --               --          --          --
Ratio of Net Investment Income to Average Net Assets          --               --          --          --

THE CRABBE HUSON ASSET ALLOCATION FUND, INC.
FINANCIAL HIGHLIGHTS
(Continued)


                                                                 (Unaudited)
                                                                   PERIOD           YEAR        YEAR        YEAR        YEAR
                                                                   ENDED            ENDED       ENDED       ENDED       ENDED
                                                                  4/30/96          10/31/95    10/31/94    10/31/93    10/31/92
                                                                 -----------------------------------------------------------------
Net Asset Value, Beginning of Period                              $13.64           $12.87      $13.52       $11.68      $11.00

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                             0.1498           0.3361      0.2990       0.2323      0.3468
Net Realized & Unrealized
Gain (Loss) on Securities                                         0.6839           1.2090     (0.0817)      2.0889      0.8175
                                                                 -----------------------------------------------------------------
     Total from Investment Operations                             0.8337           1.5451      0.2173       2.3212      1.1643

LESS DISTRIBUTIONS
Distributions from Net Investment Income                          0.1483           0.3321      0.2879       0.2373      0.3463
Distributions in Excess of Net Investment Income                  0.0000           0.0000      0.0000       0.0000      0.0000
Distributions from Capital Gains                                  0.5039           0.4430      0.5829       0.2439      0.1380
Distributions in excess of Capital Gains                          0.5415           0.0000      0.0000       0.0000      0.0000
                                                                 -----------------------------------------------------------------
     Total Distributions                                          1.1937           0.7751      0.8708       0.4812      0.4843
                                                                 -----------------------------------------------------------------

Net Asset Value, End of Period                                    $13.28           $13.64      $12.87       $13.52      $11.68
                                                                 -----------------------------------------------------------------
                                                                 -----------------------------------------------------------------
Total Return                                                        6.85%           13.00%       2.66%       20.93%      11.25%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period                                       $149,085         $136,530    $110,152      $85,390     $55,099
Ratio of Expenses to Average Net Assets                             1.49% (c)(d)     1.48%       1.44%        1.46%       1.52%
Ratio of Net Investment Income to Average Net Assets                2.26% (c)(d)     2.57%       2.30%        1.85%       3.02%
Portfolio Turnover Rate                                           157.62%          225.70%     149.19%      116.10%     155.26%
Average Commission Rate                                          $0.0461  (b)          --          --           --          --

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets                             1.49% (c)(d)     1.49%       1.52%        1.54%       1.62%
Ratio of Net Investment Income to Average Net Assets                2.26% (c)(d)     2.56%       2.22%        1.77%       2.92%

RATIOS NET OF EXPENSES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets                             1.48% (d)          --          --           --          --
Ratio of Net Investment Income to Average Net Assets                2.27% (d)          --          --           --          --


                                                                    YEAR                 YEAR             PERIOD
                                                                    ENDED                ENDED             ENDED
                                                                  10/31/91             10/31/90         10/31/89(f)
                                                                  -------------------------------------------------
Net Asset Value, Beginning of Period                               $9.24                $10.69           $10.00

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                             0.4143                0.4561           0.3990
Net Realized & Unrealized
Gain (Loss) on Securities                                         1.8208               (1.1200)          0.2910
                                                                  -------------------------------------------------
     Total from Investment Operations                             2.2351               (0.6639)          0.6900

LESS DISTRIBUTIONS
Distributions from Net Investment Income                          0.4335                0.7159           0.0000
Distributions in Excess of Net Investment Income                  0.0000                0.0000           0.0000
Distributions from Capital Gains                                  0.0415                0.0702           0.0000
Distributions in excess of Capital Gains                          0.0000                0.0000           0.0000
                                                                  -------------------------------------------------
     Total Distributions                                          0.4750                0.7861           0.0000
                                                                  -------------------------------------------------

Net Asset Value, End of Period                                    $11.00                 $9.24           $10.69
                                                                  -------------------------------------------------
                                                                  -------------------------------------------------
Total Return                                                       24.55%                -6.40%            9.30% (d)

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period                                        $23,893               $13,174          $12,578
Ratio of Expenses to Average Net Assets                             1.76%                 1.90%            1.91% (d)
Ratio of Net Investment Income to Average Net Assets                3.97%                 4.51%            5.02% (d)
Portfolio Turnover Rate                                           157.89%               161.72%           88.14%
Average Commission Rate                                               --                    --               --

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets                             1.79%                 1.93%            1.93% (d)
Ratio of Net Investment Income to Average Net Assets                3.94%                 4.49%            5.00% (d)

RATIOS NET OF EXPENSES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets                               --                    --               --
Ratio of Net Investment Income to Average Net Assets                  --                    --               --

THE CRABBE HUSON EQUITY FUND, INC.
FINANCIAL HIGHLIGHTS
(Continued)


                                                                 (Unaudited)
                                                                   PERIOD             YEAR          YEAR         YEAR
                                                                   ENDED              ENDED         ENDED        ENDED
                                                                  4/30/96            10/31/95     10/31/94     10/31/93
                                                                 ------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                              $18.17              $16.44       $16.08       $13.03

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                             0.0656              0.2223       0.1900       0.0981
Net Realized & Unrealized
Gain (Loss) on Securities                                         2.3018              1.7438       0.5668       3.4476
                                                                 ------------------------------------------------------
     Total from Investment Operations                             2.3674              1.9661       0.7568       3.5457

LESS DISTRIBUTIONS
Distributions from Net Investment Income                          0.0656              0.0880       0.0344       0.1099
Distributions in Excess of Net Investment Income                  0.0876              0.0000       0.0000       0.0000
Distributions from Capital Gains                                  0.8542              0.1481       0.3638       0.3858
                                                                 ------------------------------------------------------
     Total Distributions                                          1.0074              0.2361       0.3982       0.4957
                                                                 ------------------------------------------------------

Net Asset Value, End of Period                                    $19.53              $18.17       $16.44       $16.08
                                                                 ------------------------------------------------------
                                                                 ------------------------------------------------------
Total Return                                                       13.96%              13.37%        7.89%       29.90%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period                                       $491,009            $387,184     $153,105      $34,520
Ratio of Expenses to Average Net Assets                             1.39% (c)(d)        1.40%        1.45%        1.49%
Ratio of Net Investment Income to Average Net Assets                0.70% (c)(d)        1.30%        1.18%        0.67%
Portfolio Turnover Rate                                            47.06%              92.43%      106.49%      114.38%
Average Commission Rate                                          $0.0464  (b)             --           --           --

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets                             1.39% (c)(d)        1.40%        1.56%        1.64%
Ratio of Net Investment Income to Average Net Assets                0.70% (c)(d)        1.30%        1.06%        0.52%

RATIOS NET OF EXPENSES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets                             1.38% (d)             --           --           --
Ratio of Net Investment Income to Average Net Assets                0.71% (d)             --           --           --


                                                                     YEAR                YEAR          YEAR        PERIOD
                                                                     ENDED               ENDED         ENDED        ENDED
                                                                   10/31/92             10/31/91     10/31/90    10/31/89(f)
                                                                   ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $12.57               $8.54        $10.50       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                               0.1980              0.1861        0.2533       0.3146
Net Realized & Unrealized
Gain (Loss) on Securities                                           0.9186              4.1511       (1.6764)      0.1854
                                                                   ----------------------------------------------------------
     Total from Investment Operations                               1.1166              4.3372       (1.4231)      0.5000

LESS DISTRIBUTIONS
Distributions from Net Investment Income                            0.0937              0.3072        0.3918       0.0000
Distributions in Excess of Net Investment Income                    0.0000              0.0000        0.0000       0.0000
Distributions from Capital Gains                                    0.5629              0.0000        0.1451       0.0000
                                                                   ----------------------------------------------------------
     Total Distributions                                            0.6566              0.3072        0.5369       0.0000
                                                                   ----------------------------------------------------------

Net Asset Value, End of Period                                      $13.03              $12.57         $8.54       $10.50
                                                                   ----------------------------------------------------------
                                                                   ----------------------------------------------------------
Total Return                                                         12.48%              52.44%       -14.97%        6.72% (d)

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period                                          $13,429              $5,930        $2,944       $5,018
Ratio of Expenses to Average Net Assets                               1.55%               1.84%         1.93%        1.69% (d)
Ratio of Net Investment Income to Average Net Assets                  1.57%               1.60%         2.56%        3.98% (d)
Portfolio Turnover Rate                                             180.72%             171.82%       265.25%       90.54%
Average Commission Rate                                                 --                  --            --           --

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets                               1.93%               2.41%         2.66%        1.97% (d)
Ratio of Net Investment Income to Average Net Assets                  1.18%               1.03%         1.83%        3.68% (d)

RATIOS NET OF EXPENSES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets                                 --                  --            --           --
Ratio of Net Investment Income to Average Net Assets                    --                  --            --           --

THE CRABBE HUSON INCOME FUND, INC.
FINANCIAL HIGHLIGHTS
(Continued)


                                                                   (Unaudited)
                                                                     PERIOD               YEAR            YEAR         YEAR
                                                                     ENDED                ENDED           ENDED        ENDED
                                                                    4/30/96             10/31/95         10/31/94    10/31/93
                                                                   ------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                $10.26               $9.71            $10.75      $10.90

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                               0.2687              0.5329            0.4995      0.4637
Net Realized & Unrealized
Gain (Loss) on Securities                                          (0.2736)             0.5754           (0.7669)     0.3265
                                                                   ------------------------------------------------------------
     Total from Investment Operations                              (0.0049)             1.1083           (0.2674)     0.7902

LESS DISTRIBUTIONS
Distributions from Net Investment Income                            0.2651              0.5329            0.4995      0.4879
Distributions in Excess of Net Investment Income                    0.0000              0.0254            0.0080      0.0000
Distributions from Capital Gains                                    0.0000              0.0000            0.2710      0.4523
                                                                   ------------------------------------------------------------
     Total Distributions                                            0.2651              0.5583            0.7785      0.9402
                                                                   ------------------------------------------------------------

Net Asset Value, End of Period                                       $9.99              $10.26             $9.71      $10.75
                                                                   ------------------------------------------------------------
                                                                   ------------------------------------------------------------
Total Return                                                         -0.10%              11.92%            -2.71%       7.73%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period                                           $5,785              $7,190            $5,273      $5,697
Ratio of Expenses to Average Net Assets                               0.80% (c)(d)        0.80%             0.80%       0.81%
Ratio of Net Investment Income to Average Net Assets                  5.13% (c)(d)        5.47%             4.92%       4.34%
Portfolio Turnover Rate                                             341.85%             543.15%           306.79%     260.22%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets                               2.44% (c)(d)        1.95%             2.16%       1.96%
Ratio of Net Investment Income to Average Net Assets                  3.49% (c)(d)        4.32%             3.56%       3.19%

RATIOS NET OF EXPENSES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets                               0.80% (d)             --                --          --
Ratio of Net Investment Income to Average Net Assets                  5.13% (d)             --                --          --


                                                                       YEAR                YEAR               YEAR        PERIOD
                                                                       ENDED               ENDED              ENDED        ENDED
                                                                     10/31/92            10/31/91           10/31/90     10/31/89(f)
                                                                     ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $10.63              $10.01             $10.27       $10.00

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                                 0.6583              0.7038             0.6869       0.5545
Net Realized & Unrealized
Gain (Loss) on Securities                                             0.3569              0.6218            (0.2407)      0.2761
                                                                     ---------------------------------------------------------------
     Total from Investment Operations                                 1.0152              1.3256             0.4462       0.8306

LESS DISTRIBUTIONS
Distributions from Net Investment Income                              0.6588              0.7056             0.6840       0.5606
Distributions in Excess of Net Investment Income                      0.0000              0.0000             0.0000       0.0000
Distributions from Capital Gains                                      0.0864              0.0000             0.0222       0.0000
                                                                     ---------------------------------------------------------------
     Total Distributions                                              0.7452              0.7056             0.7062       0.5606
                                                                     ---------------------------------------------------------------

Net Asset Value, End of Period                                        $10.90              $10.63             $10.01       $10.27
                                                                     ---------------------------------------------------------------
                                                                     ---------------------------------------------------------------
Total Return                                                            9.74%              13.51%              4.43%       10.43%(d)

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period                                             $5,634              $5,486             $2,123       $1,356
Ratio of Expenses to Average Net Assets                                 0.90%               0.98%              1.51%        1.15%(d)
Ratio of Net Investment Income to Average Net Assets                    6.09%               6.82%              6.89%        7.23%(d)
Portfolio Turnover Rate                                               227.45%             115.76%             73.76%       86.60%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets                                 1.94%               2.42%              3.07%        4.56%(d)
Ratio of Net Investment Income to Average Net Assets                    5.06%               5.38%              5.33%        3.81%(d)

RATIOS NET OF EXPENSES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets                                   --                  --                 --           --
Ratio of Net Investment Income to Average Net Assets                      --                  --                 --           --

THE CRABBE HUSON U.S. GOVERNMENT INCOME FUND, INC.
FINANCIAL HIGHLIGHTS
(Continued)


                                                              (Unaudited)
                                                                PERIOD         YEAR         YEAR       YEAR
                                                                 ENDED         ENDED        ENDED      ENDED
                                                                4/30/96      10/31/95     10/31/94   10/31/93
                                                              ------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $10.66         $10.27      $11.04    $10.91

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                           0.2462         0.5097      0.4648    0.4755
Net Realized & Unrealized
Gain (Loss) on Securities                                      (0.1192)        0.4013     (0.6515)   0.2159
                                                              ------------------------------------------------
   Total from Investment Operations                             0.1270         0.9110     (0.1867)   0.6914

LESS DISTRIBUTIONS
Distributions from Net Investment Income                        0.2462         0.5097      0.4647    0.4848
Distributions in Excess of Net Investment Income                0.0008         0.0113      0.0035    0.0000
Distributions from Capital Gains                                0.0000         0.0000      0.1120    0.0766
                                                              ------------------------------------------------
   Total Distributions                                          0.2470         0.5210      0.5802    0.5614
                                                              ------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $10.54         $10.66      $10.27    $11.04
                                                              ------------------------------------------------
                                                              ------------------------------------------------
TOTAL RETURN                                                     1.14%          9.12%      -1.78%   6.71%(d)

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period                                       $7,907         $8,426      $9,249   $11,218
Ratio of Expenses to Average Net Assets                          0.75% (c)(d)   0.75%       0.75%     0.75% (d)
Ratio of Net Investment Income to Average Net Assets             4.53% (c)(d)   4.85%       4.39%     4.33% (d)
Portfolio Turnover Rate                                        198.14%        230.43%      76.09%    81.74%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets                          1.81% (c)(d)   1.46%       1.47%     1.26%
Ratio of Net Investment Income to Average Net Assets             3.47% (c)(d)   4.14%       3.66%     3.81%

RATIOS NET OF EXPENSES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets                          0.75% (d)         --          --        --
Ratio of Net Investment Income to Average Net Assets             4.53% (d)         --          --        --


                                                                 YEAR          YEAR         YEAR      PERIOD
                                                                 ENDED         ENDED        ENDED      ENDED
                                                               10/31/92      10/31/91     10/31/90  10/31/89(f)
                                                              ------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                            $10.69         $10.24      $10.28    $10.00

INCOME FROM INVESTMENT OPERATIONS

Net Investment Income                                           0.5801         0.6722      0.6768    0.5637
Net Realized & Unrealized
Gain (Loss) on Securities                                       0.2921         0.4542     (0.0326)   0.2852
   Total from Investment Operations                             0.8722         1.1264      0.6442    0.8489

LESS DISTRIBUTIONS
Distributions from Net Investment Income                        0.5839         0.6746      0.6736    0.5689
Distributions in Excess of Net Investment Income                0.0000         0.0000      0.0000    0.0000
Distributions from Capital Gains                                0.0683         0.0018      0.0106    0.0000
                                                              ------------------------------------------------
   Total Distributions                                          0.6522         0.6764      0.6842    0.5689
                                                              ------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                  $10.91         $10.69      $10.24    $10.28
                                                              ------------------------------------------------
                                                              ------------------------------------------------
TOTAL RETURN                                                     8.70%         11.17%       6.40%    11.15% (d)

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period                                      $8,959         $3,748      $2,069    $1,717
Ratio of Expenses to Average Net Assets                          0.80%          0.96%       1.42%     1.14% (d)

Ratio of Net Investment Income to Average Net Assets             5.35%          6.44%       6.72%     7.35% (d)
Portfolio Turnover Rate                                        105.52%        114.81%      87.71%    40.42%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets                          1.52%          2.15%       2.84%     3.40% (d)
Ratio of Net Investment Income to Average Net Assets             4.63%          5.25%       5.31%     5.09% (d)

RATIOS NET OF EXPENSES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets                            --             --          --        --
Ratio of Net Investment Income to Average Net Assets               --             --          --        --

THE CRABBE HUSON U.S. GOVERNMENT MONEY MARKET FUND, INC.
FINANCIAL HIGHLIGHTS
(Continued)


                                                             (Unaudited)
                                                               PERIOD          YEAR        YEAR       YEAR
                                                                ENDED          ENDED       ENDED      ENDED
                                                               4/30/96       10/31/95    10/31/94   10/31/93
                                                             ------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $1.00          $1.00       $1.00     $1.00

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                           0.0240         0.0521      0.0339    0.0250
Net Realized & Unrealized
Gain (Loss) on Securities                                       0.0000         0.0000      0.0000    0.0000
                                                             ------------------------------------------------
   Total from Investment Operations                             0.0240         0.0521      0.0339    0.0250

LESS DISTRIBUTIONS
Distributions from Net Investment Income                        0.0240         0.0521      0.0339    0.0250
Distributions in Excess of Net Investment Income                0.0000         0.0000      0.0000    0.0000
                                                             ------------------------------------------------
   Total Distributions                                          0.0240         0.0521      0.0339    0.0250
                                                              ------------------------------------------------
Net Asset Value, End of Period                                   $1.00          $1.00       $1.00     $1.00
                                                              ------------------------------------------------
                                                              ------------------------------------------------
Total Return                                                     2.41%          5.30%       3.28%     2.53%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period                                      $41,061        $54,714     $32,383   $14,784
Ratio of Expenses to Average Net Assets                          0.70% (c)(d)   0.70%       0.70%     0.70%
Ratio of Net Investment Income to Average Net Assets             4.82% (c)(d)   5.21%       3.39%     2.51%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets                          1.21% (c)(d)   1.16%       1.29%     1.32%
Ratio of Net Investment Income to Average Net Assets             4.30% (c)(d)   4.75%       2.81%     1.88%

RATIOS NET OF EXPENSES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets                          0.70% (d)         --          --        --
Ratio of Net Investment Income to Average Net Assets             4.82% (d)         --          --        --


                                                                YEAR           YEAR        YEAR      PERIOD
                                                                ENDED          ENDED       ENDED      ENDED
                                                              10/31/92       10/31/91    10/31/90  10/31/89(f)
                                                              -------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $1.00          $1.00       $1.00     $1.00

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                           0.0332         0.0576      0.0737    0.0633
Net Realized & Unrealized
Gain (Loss) on Securities                                       0.0000         0.0000      0.0000    0.0000
                                                              -------------------------------------------------
   Total from Investment Operations                             0.0332         0.0576      0.0737    0.0633

LESS DISTRIBUTIONS
Distributions from Net Investment Income                        0.0332         0.0576      0.0737    0.0633
Distributions in Excess of Net Investment Income                0.0000         0.0000      0.0000    0.0000
                                                              -------------------------------------------------
   Total Distributions                                          0.0332         0.0576      0.0737    0.0633
                                                              -------------------------------------------------
Net Asset Value, End of Period                                   $1.00          $1.00       $1.00     $1.00
                                                              -------------------------------------------------
                                                              -------------------------------------------------
Total Return                                                      3.36%         13.76%       7.62%    10.05% (d)

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period                                      $12,395        $14,907     $21,406   $10,735
Ratio of Expenses to Average Net Assets                           0.75%          0.81%       0.80%     0.60% (d)
Ratio of Net Investment Income to Average Net Assets              3.32%          5.76%       7.57%     8.43% (d)

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets                           1.09%          1.18%       1.33%     1.34% (d)
Ratio of Net Investment Income to Average Net Assets              2.98%          5.38%       7.04%     7.69% (d)

RATIOS NET OF EXPENSES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets                             --             --          --        --
Ratio of Net Investment Income to Average Net Assets                --             --          --        --

THE CRABBE HUSON REAL ESTATE INVESTMENT FUND, INC.
FINANCIAL HIGHLIGHTS
(Continued)


                                                             (Unaudited)
                                                               PERIOD          YEAR        PERIOD
                                                                ENDED          ENDED        ENDED
                                                               4/30/96       10/31/95    10/31/94(g)
                                                             ----------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                             $9.69          $9.50      $10.00

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                           0.1897         0.4436      0.3664
Net Realized & Unrealized
Gain (Loss) on Securities                                       0.8619         0.3065     (0.6394)
   Total from Investment Operations                             1.0516         0.7501     (0.2730)

LESS DISTRIBUTIONS
Distributions from Net Investment Income                        0.1996         0.4379      0.2287
Distributions in Excess of Net Investment Income                0.0000         0.0000      0.0000
Distributions from Capital Gains                                0.1320         0.1222      0.0000
   Total Distributions                                          0.3316         0.5601      0.2287

Net Asset Value, End of Period                                  $10.41          $9.69       $9.50
Total Return                                                    10.93%          8.31%      -3.25%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period                                      $17,082        $18,986     $18,280
Ratio of Expenses to Average Net Assets                          1.50% (c)(d)   1.50%       1.01% (b)(d)
Ratio of Net Investment Income to Average Net Assets             3.72% (c)(d)   4.59%       6.30% (b)(d)
Portfolio Turnover Rate                                         50.07%         59.53%      43.30%
Average Commission Rate                                        $0.0518 (b)         --          --

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets                          1.77% (c)(d)   1.89%       2.03% (b)(d)
Ratio of Net Investment Income to Average Net Assets             3.45% (c)(d)   4.20%       5.28% (b)(d)

RATIOS NET OF EXPENSES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets                          1.50% (d)         --          --
Ratio of Net Investment Income to Average Net Assets             3.72% (d)         --          --

CRABBE HUSON SMALL CAP FUND
FINANCIAL HIGHLIGHTS
(Continued)


                                                             (Unaudited)
                                                               PERIOD
                                                                ENDED
                                                              4/30/96(h)
                                                              ----------
Net Asset Value, Beginning of Period                            $10.00

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                           0.0138
Net Realized & Unrealized
Gain (Loss) on Securities                                       1.0562
                                                              --------
   Total from Investment Operations                             1.0700

LESS DISTRIBUTIONS
Distributions from Net Investment Income                        0.0000
Distributions in Excess of Net Investment Income                0.0000
Distributions from Capital Gains                                0.0000
                                                              --------
   Total Distributions                                          0.0000

Net Asset Value, End of Period                                  $11.07
                                                              --------
                                                              --------
Total Return                                                     10.70%

RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period                                       $6,290
Ratio of Expenses to Average Net Assets                           1.64% (c)(d)
Ratio of Net Investment Income to Average Net Assets              0.56% (c)(d)
Portfolio Turnover Rate                                          40.65%
Average Commission Rate                                        $0.0369  (b)

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
Ratio of Expenses to Average Net Assets                           2.46% (c)(d)
Ratio of Net Investment Income to Average Net Assets             -0.26% (c)(d)

RATIOS NET OF EXPENSES PAID INDIRECTLY
Ratio of Expenses to Average Net Assets                           1.50% (d)
Ratio of Net Investment Income to Average Net Assets              0.70% (d)

                               CRABBE HUSON FUNDS
                              PROXY VOTING RESULTS

The following proposals were voted upon at a joint annual meeting of shareholders on February 27, 1996, with results shown below for each respective proposal.

PROPOSAL 1.
To approve or disapprove for each Fund a reorganization (the "Reorganization") in which each Fund would become a separate series of the Crabbe Huson Funds, a business trust organized under the laws of the state of Delaware (the "Trust"), pursuant to an Agreement and Plan of Reorganization and Liquidation whereby: (i) all of the assets and liabilities of each Fund will be transferred to a corresponding series of the Trust; (ii) shareholders of each Fund will receive an equal amount of shares in the corresponding series of the Trust in exchange for the shares of the Fund; and (iii) each Fund will subsequently be liquidated and dissolved. The Reorganization is contingent upon approval of Proposals 3, 4 and 5 by the shareholders of the relevant Funds.

                                                                  FOR           AGAINST        ABSTAIN
                                                            --------------  -------------  -------------
The Oregon Municipal Bond Fund, Inc.                         1,639,376.510     52,639.820     78,890.490
The Crabbe Huson Special Fund, Inc.                         36,213,976.644  1,560,874.874  1,922,565.929
The Crabbe Huson Asset Allocation
  Fund, Inc.                                                 7,656,336.267    215,048.225    271,606.637
The Crabbe Huson Equity Fund, Inc.                          15,614,286.884    471,674.048    616,208.445
The Crabbe Huson Income Fund, Inc.                             513,477.910     56,710.950     13,164.320
The Crabbe Huson U.S. Government
  Income Fund, Inc.                                            575,492.290      3,941.070      7,599.100
The Crabbe Huson U.S. Government
  Money Market Fund, Inc.                                   38,537,210.420    358,839.800  1,806,243.690
The Crabbe Huson Real Estate
  Investment Fund, Inc.                                      1,505,410.179     10,108.902     16,345.792


PROPOSAL 2.
To elect a Board of Directors for each Fund for the ensuing year or portion thereof consisting of eight Directors and to authorize each Fund, prior to the effective time of the Reorganization, to vote its beneficial interest in the Trust for the election of the same eight individuals to serve as Trustees of the Trust.

                                            THE OREGON MUNICIPAL                   THE CRABBE HUSON
                                                BOND FUND, INC.                    SPECIAL FUND, INC.
                                         ------------------------------      -------------------------------
                                              FOR             WITHHOLD            FOR             WITHHOLD
                                         -------------       ----------      --------------    -------------
Gary L. Capps                            1,808,215.996       28,518.825      51,993,670.530    1,371,925.654
James E. Crabbe                          1,808,388.704       28,346.117      51,965,047.884    1,400,548.300
Richard S. Huson                         1,808,388.704       28,346.117      52,013,104.973    1,352,491.211
Louis Scherzer                           1,808,215.996       28,618.825      51,954,102.610    1,411,493.574
Bob L. Smith                             1,808,215.996       28,618.825      51,995,751.282    1,369,844.902
Craig P. Stuvland                        1,806,208.018       30,526.802      52,007,153.037    1,358,443.147
Richard P. Wollenberg                    1,808,215.996       28,618.825      51,990,867.449    1,374,728.735
William Wendell Wyatt, Jr.               1,803,543.514       33,191.307      51,961,067.511    1,404,528.673

                              CRABBE HUSON FUNDS
                       PROXY VOTING RESULTS (CONTINUED)

PROPOSAL 2 (CONTINUED).


                                            THE CRABBE HUSON ASSET                 THE CRABBE HUSON
                                             ALLOCATION FUND, INC.                 EQUITY FUND, INC.
                                         ------------------------------      -------------------------------
                                             FOR              WITHHOLD           FOR              WITHHOLD
                                         -------------       ----------      --------------      -----------
Gary L. Capps                            8,308,702.965       58,781.264      19,955,693.874      259,110.503
James E. Crabbe                          8,311,222.417       56,261.812      19,963,556.842      251,247.535
Richard S. Huson                         8,311,222.417       56,261.812      19,970,176.858      244,627.519
Louis Scherzer                           8,294,677.892       72,606.337      19,942,263.184      272,541.193
Bob L. Smith                             8,295,321.061       72,163.168      19,941,024.968      273,779.409
Craig P. Stuvland                        8,293,474.456       74,009.773      19,950,702.141      264,102.236
Richard P. Wollenberg                    8,295,321.061       72,163.168      19,950,243.668      264,560.709
William Wendell Wyatt, Jr.               8,283,793.192       83,691.037      19,945,693.356      269,111.021



                                                                                     THE CRABBE HUSON
                                                THE CRABBE HUSON                      U.S. GOVERNMENT
                                                INCOME FUND, INC.                    INCOME FUND, INC.
                                           ----------------------------         ----------------------------
                                              FOR              WITHHOLD            FOR              WITHHOLD
                                           -----------        ---------         -----------        ---------
Gary L. Capps                              578,933.153        4,686.023         590,500.413        1,897.039
James E. Crabbe                            578,933.153        4,686.023         590,500.413        1,897.039
Richard S. Huson                           578,933.153        4,686.023         590,500.413        1,897.039
Louis Scherzer                             578,933.153        4,686.023         590,500.413        1,897.039
Bob L. Smith                               578,933.153        4,686.023         590,500.413        1,897.039
Craig P. Stuvland                          578,933.153        4,686.023         590,500.413        1,897.039
Richard P. Wollenberg                      578,933.153        4,686.023         590,500.413        1,897.039
William Wendell Wyatt, Jr.                 578,933.153        4,686.023         590,500.413        1,897.039



                                              THE CRABBE HUSON                       THE CRABBE HUSON
                                            U.S. GOVERNMENT MONEY                       REAL ESTATE
                                              MARKET FUND, INC.                    INVESTMENT FUND, INC.
                                        -------------------------------       ------------------------------
                                             FOR             WITHHOLD              FOR              WITHHOLD
                                        --------------    -------------       -------------        ---------
Gary L. Capps                           39,561,777.573    1,140,516.340       1,557,691.725        9,226.148
James E. Crabbe                         40,503,879.313      198,414.600       1,556,970.298        9,947.575
Richard S. Huson                        40,520,254.333      182,039.580       1,557,691.725        9,226.148
Louis Scherzer                          39,505,430.643    1,196,863.270       1,557,691.725        9,226.148
Bob L. Smith                            39,559,532.373    1,142,761.540       1,557,691.725        9,226.148
Craig P. Stuvland                       39,549,273.593    1,153,020.320       1,557,471.983        9,445.890
Richard P. Wollenberg                   39,557,705.673    1,144,588.240       1,557,691.725        9,226.148
William Wendell Wyatt, Jr.              39,547,587.113    1,154,706.800       1,557,691.725        9,226.148

                              CRABBE HUSON FUNDS
                       PROXY VOTING RESULTS (CONTINUED)

PROPOSAL 3.
To authorize each Fund to vote its beneficial interest in the Trust to approve a Master Investment Advisory Agreement between the Trust and The Crabbe Huson Group, Inc., the Funds' current investment advisor ("Crabbe Huson Group").



                                                 FOR            AGAINST           ABSTAIN
                                            -------------      ----------       ----------
The Oregon Municipal Bond Fund, Inc.        1,706,973.601      50,484.120       79,277.100
The Crabbe Huson Special Fund, Inc.        49,404,939.030   1,610,909.090    2,348,792.330
The Crabbe Huson Asset Allocation
  Fund, Inc.                                7,829,768.130     170,777.950      366,938.150
The Crabbe Huson Equity Fund, Inc.         19,018,985.580     442,045.630      753,773.170
The Crabbe Huson Income Fund, Inc.            514,410.950      57,138.090       12,070.140
The Crabbe Huson U.S. Government
  Income Fund, Inc.                           581,232.250       2,237.030        8,928.170
The Crabbe Huson U.S. Government
  Money Market Fund, Inc.                  39,376,032.440     388,134.140      938,127.300
The Crabbe Huson Real Estate
  Investment Fund, Inc.                     1,535,330.740       9,868.480       21,718.650


PROPOSAL 4.
To authorize the Crabbe Huson Real Estate Investment Fund, Inc. to vote its beneficial interest in the Real Estate Series of the Trust in favor of a Sub-advisory Agreement among the Trust (on behalf of the Real Estate Series), Crabbe Huson Group, and Aldrich, Eastman and Waltch, L.P.

                                        FOR          AGAINST       ABSTAIN
                                   -------------   ----------     ----------
The Crabbe Huson Real Estate
  Investment Fund, Inc.            1,537,226.654   12,045.781     17,645.438

PROPOSAL 5.
To authorize each Fund to vote its beneficial interest in the Trust to approve a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 and the rules and regulations thereunder.


                                                       FOR              AGAINST           ABSTAIN
                                                  --------------    -------------     -------------
The Oregon Municipal Bond Fund, Inc.               1,671,475.950       71,916.490        93,342.380
The Crabbe Huson Special Fund, Inc.               45,952,761.280    4,601,664.000     2,810,215.180
The Crabbe Huson Asset Allocation
  Fund, Inc.                                       7,716,921.620      270,154.880       380,407.730
The Crabbe Huson Equity Fund, Inc.                18,047,142.480    1,346,025.700       821,636.200
The Crabbe Huson Income Fund, Inc.                   511,552.120       59,696.550        12,370.510
The Crabbe Huson U.S. Government
  Income Fund, Inc.                                  581,431.190        3,569.228         7,397.034
The Crabbe Huson U.S. Government
  Money Market Fund, Inc.                         37,445,943.850    1,165,562.850     2,090,787.210
The Crabbe Huson Real Estate
  Investment Fund, Inc.                            1,517,568.190       27,065.700        22,283.990


                              CRABBE HUSON FUNDS
                       PROXY VOTING RESULTS (CONTINUED)

PROPOSAL 6.
To ratify the appointment by the Board of Directors of each Fund of KPMG Peat Marwick LLP as independent auditors of each Fund.


                                                        FOR             AGAINST          ABSTAIN
                                                  --------------      -----------    -------------
The Oregon Municipal Bond Fund, Inc.               1,749,442.160       26,509.960       60,782.710
The Crabbe Huson Special Fund, Inc.               50,627,446.690      855,158.160    1,882,035.600
The Crabbe Huson Asset Allocation
  Fund, Inc.                                       7,930,368.730      148,998.350      288,117.150
The Crabbe Huson Equity Fund, Inc.                19,487,063.800      248,478.900      479,261.680
The Crabbe Huson Income Fund, Inc.                   518,248.692       56,625.592        8,744.892
The Crabbe Huson U.S. Government
  Income Fund, Inc.                                  582,880.685        2,237.026        7,279.741
The Crabbe Huson U.S. Government
  Money Market Fund, Inc.                         38,632,586.030    1,295,656.200      774,051.680
The Crabbe Huson Real Estate
  Investment Fund, Inc.                            1,539,678.750       10,793.050       16,446.070


                    THE OREGON MUNICIPAL BOND FUND, INC.

                           SCHEDULE OF INVESTMENTS
                               October 31, 1995

               Face                                                                      Market
              Value   Securities Description                                              Value
         ----------   -----------------------------------------------------          -----------
                      FIXED INCOME SECURITIES - 98.3%
       PRE-REFUNDED BONDS - 18.7%*
         $   40,000   Multnomah County
                        School District #1
                        9.200%  12/15/95 ..................................           $  40,255
          1,000,000   Multnomah County
                        School District #1
                        9.300%  12/15/95 ..................................           1,006,490
            295,000   Metropolitan Service District
                        5.750%  7/01/99 ...................................             314,912
            270,000   Metropolitan Service District
                        6.600%  7/01/99 ...................................             295,987
            250,000   Clackamas & Washington County
                        School District #003
                        7.200%  10/01/99 ..................................             275,937
            200,000   Clackamas & Washington County
                        School District #003
                        7.250%  10/01/99 ..................................             221,000
            400,000   Metropolitan Service District
                        7.000%  1/01/00 ...................................             446,000
            353,000   Deschutes County (St.
                        Charles Medical Center)
                        6.750%  1/01/00 ...................................             390,947
            100,000   Oregon State Department
                        General Services
                        7.200%  1/15/00 ...................................             112,500
            150,000   Clackamas County School
                        District  #12  6.500%
                        06/01/00 ..........................................             163,312
            310,000   Emerald Peoples Utility
                        District  6.300%
                        11/01/00 ..........................................             339,450
            125,000   Oregon Economic Development
                        Dept-Ser B  6.350%
                        1/01/01 ...........................................             137,500
            250,000   Washington County School District
                         # 48J  6.200%  9/01/01 ...........................             272,187
            250,000   Emerald Peoples Utility
                        District  6.500%
                        11/01/01 ..........................................             276,563
            270,000   Port of Morrow (Pollution
                        Control)  6.375%
                        04/01/02 ..........................................             297,000
            125,000   Marion & Polk County School
                        District #24J  5.700% 10/01/02 ....................             133,438
            225,000   Marion & Polk County
                        School District #24-J
                        6.000%  10/01/02 ..................................             244,125
            250,000   Oregon State Revenue
                        Series B  6.250%
                        1/01/08 ...........................................             273,750
                                                                                     -----------
                                                                                      5,241,353
                                                                                     -----------
         INSURED BONDS - 43.8%
            200,000   Jackson County School District
                        6.000%  6/01/01 (FSA) .............................             215,250
            250,000   Clackamas County Hospital
                        Facility Revenue 5.800%
                        3/01/02 (MBIA) ....................................             266,563


               Face                                                                      Market
              Value   Securities Description                                              Value
         ------------ ---------------------------------------------------------      -----------
        $ 1,000,000   Portland Hospital Facility
                        Legacy Health System
                        6.400% 5/01/02  (AMBAC) ...............................      $1,105,000
            200,000   Yamhill County
                        School District #29J
                        4.800%  6/01/02 (FSA) .................................         201,250
          1,240,000   Hood River County Oregon
                        School District 6.000%
                        6/01/03 (AMBAC)........................................       1,346,950
            250,000   Emerald Peoples Utility
                        District 5.450%
                        11/01/03 (AMBAC).......................................         263,750
            500,000   Deschutes/Jefferson County
                        School Dist. 5.300%
                        6/01/04 (MBIA).........................................         519,375
            260,000   Hood River County Oregon
                        School Dist.  6.000%
                        6/01/04  (AMBAC) ......................................         282,100
            545,000   Jefferson County School District
                        #509J  6.500%
                        6/15/04  (FSA) ........................................         609,038
            400,000   University Puerto Rico Ser
                      5.100%  6/01/05 (MBIA)...................................         406,500
            350,000   Portland Oregon Sewer System
                        (Revenue)  5.750%
                        10/01/05  (FGIC) ......................................         377,125
            500,000   Washington County Sewer System
                        (Revenue)  5.800%
                        10/01/05  (AMBAC) .....................................         532,500
          1,015,000   Crook County Oregon School
                        District 4.700%
                        2/01/06 (FSA)..........................................         984,550
            400,000   Oregon State Facility
                        Series A  6.100%
                        9/01/06  (AMBAC) ......................................         429,500
            350,000   Washington County Sewer System
                        (Revenue)  5.900%
                        10/01/06  (AMBAC) .....................................         373,625
          1,065,000   McMinnville Sewer System
                        (Revenue)  4.700%
                        2/01/07  (FGIC) .......................................       1,043,700
           335,000   Jackson County School District
                        5.200%  6/01/07 (FSA) .................................         340,025
          1,000,000   Salem Keizer School
                        District #24-J  5.500%
                        6/01/07  (FGIC) .......................................       1,028,750
          1,100,000   Multnomah County S.D. Park Rose
                        5.600%  12/01/07 (FGIC)................................       1,153,625
            350,000   Portland Sewer System
                        6.000%  10/01/12 (FGIC)................................         366,188
            500,000   McMinnville Sewer System
                        (Revenue)  5.000%
                        2/01/14  (FGIC)  ......................................          472,500
                                                                                      12,317,864
         CERTIFICATE OF PARTICIPATION BONDS - 1.0%
            250,000   City of Portland
                        6.950%  04/01/99 ......................................          272,813

*Dates reflect pre-refunded dates.
See accompanying notes to financial statements.

                     THE OREGON MUNICIPAL BOND FUND,  INC.
                           SCHEDULE OF INVESTMENTS
                              October 31, 1995

               Face                                                                      Market
              Value   Securities Description                                              Value
         -----------  ----------------------------------------------------           -----------
         STATE OF OREGON
         GENERAL OBLIGATION - 9.4%
          $ 240,000   State of Oregon G. O.
                        7.700%  03/01/02...................................         $   253,800
            100,000   State of Oregon G. O.
                        9.000%   04/01/03 .................................             126,750
            205,000   State of Oregon G.O.
                        8.200%  07/01/04...................................             254,969
            150,000   State of Oregon G.O.
                        7.200%  07/01/04...................................             176,250
            110,000   State of Oregon G.O.
                        6.000%  08/01/04...................................             119,625
            200,000   State of Oregon G. O.
                        9.000%  10/01/04 ..................................             230,500
            345,000   State of Oregon G.O.
                        6.750%  05/01/05...................................             395,025
            250,000   State of Oregon G. O.
                        (Veterans) 7.250% 07/01/06 ........................             299,063
            200,000   State of Oregon G. O.
                        (Veterans) 8.250% 01/01/07 ........................             254,000
            200,000   State of Oregon G. O.
                        (Veterans)  7.250% 01/01/07 .......................             239,750
            100,000   State of Oregon G.O. (Alt Energy)
                        6.400%  01/01/08 ..................................             106,125
            130,000   State of Oregon G.O.
                        9.200%  04/01/08 ..................................             178,588
                                                                                     -----------
                                                                                      2,634,445
                                                                                     -----------
        REVENUE BONDS - 2.7%
            545,000   Oregon State Light Rail
                        7.000%  06/01/04 ..................................             627,431
            125,000   Oregon State Fair & Expo
                        Revenue 7.375% 10/01/06 ...........................             128,154
                                                                                     -----------
                                                                                        755,585
                                                                                     -----------
        OTHER BONDS
        GENERAL OBLIGATION - 12.7%
            225,000   City of Portland Water G.O.
                        3.700%  12/01/00 ..................................             230,062
            330,000   Puerto Rico G.O.
                        7.125%  07/01/02 ..................................             350,625
            445,000   Washington & Clackamas School
                        District 5.250%  6/01/03 ..........................             460,019
            300,000   Deschutes G.O. School
                        District #1 5.800%  02/01/04 ......................             316,875
            400,000   Washington & Clackamas School
                        District  5.250  6/01/05 ..........................             407,000
            200,000   Clackamas Community College
                       5.100%  12/01/05 ...................................             203,750
          1,000,000   Tri-Met Light Rail
                        5.900%  07/01/06 ..................................           1,053,750
            300,000   Salem Oregon Series A
                        5.875%  1/01/07 ...................................             310,875
            230,000   Lane County Area Education District
                        4.850%  6/01/08 ...................................             224,825
                                                                                    -----------
                                                                                      3,557,781
                                                                                    -----------


               Face                                                                      Market
              Value   Securities Description                                              Value
         -----------  ---------------------------------------------------------     -----------
        OTHER REVENUE BONDS - 10.0%
        $   200,000   City of Portland (Hydro Electric
                        Power) 6.500% 10/01/97 ............................         $   201,780
            335,000   Central Lincoln PUD
                        6.500%  01/01/02 ..................................             367,662
            600,000   Clackamas County Hospital (Sisters
                        of Providence) 6.200% 10/01/02 ....................             646,500
            350,000   City of Portland (Urban Renewal)
                        5.700%  06/01/04 ..................................             370,125
            420,000   Multnomah County School District
                        5.000%  3/01/07 ...................................             417,375
            765,000   Salem Educational Facility (Revenue)
                        6.000%  04/01/10 ..................................             797,512
                                                                                    -----------
                                                                                      2,800,954
                                                                                    -----------

 Total Investments -  98.3%                                                          27,580,795
  (Cost $26,215,041)**
 Other Assets and (Liabilities), Net - 1.7%                                             489,576
                                                                                    -----------

 TOTAL NET ASSETS - 100.0%                                                          $28,070,371
                                                                                    -----------
                                                                                    -----------










                           PORTFOLIO ALLOCATION TABLE:

                           Education................................................                     43.7%
                           General Obligation.......................................                     10.6
                           General Services.........................................                      8.2
                           Hospital.................................................                      8.7
                           Public Utility...........................................                      5.2
                           Transportation...........................................                      6.0
                           Economic Development.....................................                      3.8
                           Water & Sewer............................................                     12.1

                           Total Investments........................................                     98.3%

**Aggregate cost for Federal income tax purposes is identical.
See accompanying notes to financial statements.

                       THE CRABBE HUSON SPECIAL FUND, INC.

                           SCHEDULE OF INVESTMENTS
                              October 31, 1995

                                                                                          Market
Shares                   Securities Description                                            Value
----------------------   -----------------------------------------------          --------------
                                  CONVERTIBLE PREFERRED - 0.5%
                                  ----------------------------
                50,000   Olympic Financial Ltd .........................          $    4,237,500
                                                                                  --------------
                                    COMMON STOCK - 74.5%
                                    --------------------
CONSUMER CYCLICALS
Automotive - 0.5%
                91,800   Exide Corp ....................................               4,027,725
                                                                                  --------------
Consumer Products - 2.9%
               783,100 * General Instrument Corp........................              14,878,900
               745,500   Juno Lighting, Inc ............................              10,809,750
                                                                                      25,688,650
Retail - 7.6%
             1,275,600 * Ann Taylor ....................................              14,031,600
             1,536,900 * Bombay Co, Inc ................................               9,029,288
             1,122,100 * Burlington Coat Factory .......................              12,483,363
               753,100   Cato Corp CL A ................................               4,612,738
             1,496,000   Phillips-Van Heusen ...........................              15,147,000
               631,600   Ross Stores, Inc ..............................               9,908,225
               220,700 * Sports & Recreation Inc .......................               1,627,663
                                                                                  --------------
                                                                                      66,839,877
                                                                                  --------------
CONSUMER STAPLES - 5.0%
               771,900 * Fred Meyer Inc ................................              14,376,638
               679,200   Hudson Foods Inc CL A .........................               9,593,700
               592,400 * Paragon Trade Brands, Inc .....................               9,404,350
             1,870,400 * Payless Cashways, Inc .........................              10,754,800
                                                                                  --------------
                                                                                      44,129,488
                                                                                  --------------
BASIC MATERIALS & INDUSTRIAL
Building Materials - 1.4%
               164,900   Fleetwood Enterprises .........................               3,380,450
             1,393,900   Morrison Knudsen Corp .........................               9,060,350
                                                                                  --------------
                                                                                      12,440,800
                                                                                  --------------
Chemicals -1.1%
               781,200   Crompton & Knowles Corp .......................               9,862,650
                                                                                  --------------
Equipment & Machinery  - 3.4%
               810,800   Giddings & Lewis, Inc .........................              13,074,150
             1,341,500   MK Rail Corp ..................................               9,558,188
               213,500   Stewart & Stevenson Serv ......................               4,857,125
                89,800   Wabash National Corp ..........................               2,278,675
                                                                                  --------------
                                                                                      29,768,138
                                                                                  --------------
Forest Products & Packaging - 1.9%
               783,900   Longview Fibre Co .............................              11,366,550
               332,800   TJ International, Inc .........................               5,761,600
                                                                                  --------------
                                                                                      17,128,150
                                                                                  --------------
Metals & Mining - 5.0%
               791,600   Battle Mountain Gold ..........................               6,035,950
               504,600   Huntco, Inc ...................................               6,559,800
               817,500   Oregon Steel Mills Inc ........................              11,649,375
               182,200 * Pegasus Gold Inc ..............................               2,004,200
             1,757,500   Sante Fe Pacific Gold Co ......................              17,355,313
                                                                                  --------------
                                                                                      43,604,638
                                                                                  --------------
Pollution Control - 2.0%
             5,167,800 * Rollins Environmental Services ................              17,441,325
                                                                                  --------------

ENERGY  - 5.5%
               189,600   Anadarko Petroleum Corp .......................               8,223,900
                98,400   Asarco, Inc ...................................               3,173,400
                18,300   Devon Energy Corp .............................                 398,025



                                                                                          Market
Shares                   Securities Description                                            Value
----------------------   -----------------------------------------------          --------------
ENERGY - (continued)
               916,900 * Forcenergy Gas Exploration .....................         $    8,939,775
               589,500   Holly Corp .....................................             12,821,625
               432,500 * Oryx Energy Corp ...............................              4,973,750
               983,400   Snyder Oil Corp ................................             10,079,850
                                                                                  --------------
                                                                                      48,610,325
                                                                                  --------------
FINANCIAL  - 8.4%
               347,000   American Financial Group Inc....................              9,716,000
               544,200 * Citation Insurance Group .......................              2,414,888
               795,000   John Alden Financial Corp.......................             16,496,250
               112,600 * Olympic Financial Ltd ..........................              2,054,950
               620,700 * Risk Capital Holdings Inc ......................             13,655,400
               739,300 * 20th Century Industries ........................             12,290,863
               581,900 * Zurich Reinsurance Centre ......................             16,729,625
                                                                                  --------------
                                                                                      73,357,976
                                                                                  --------------
HEALTHCARE - 12.7%
               288,100 * Cor Therapeutices ..............................              2,989,038
             1,452,800 * Coventry Corp ..................................             28,511,200
               330,500 * Grancare Inc ...................................              4,833,563
               291,700   Grupo Casa Autrey - ADR ........................              3,719,175
               918,100   Integrated Health Services .....................             21,001,538
               756,500 * Perrigo Co .....................................              9,267,125
               252,400 * Scherer R.P. Corp ..............................             11,231,800
               720,800 * Sofamor Danek Group, Inc .......................             17,659,600
             1,073,100 * Sun Healthcare Group, Inc ......................             12,743,063
                                                                                  --------------
                                                                                     111,956,102
                                                                                  --------------
REAL ESTATE INVESTMENT TRUST - 2.9%
             1,626,600 * Catellus Development Corp ......................              8,946,300
               317,700   Crown American Realty ..........................              2,422,463
               629,600   Prime Residential, Inc .........................             11,018,000
               217,000   Prime Retail, Inc ..............................              2,631,125
                                                                                  --------------
                                                                                      25,017,888
                                                                                  --------------
TECHNOLOGY - 5.1%
             1,014,800 * 3D0 Co .........................................             10,909,100
             1,108,800 * Cray Research ..................................             23,007,600
             1,271,700 * Zenith Electronics Corp ........................             10,650,480
                                                                                  --------------
                                                                                      44,567,180
                                                                                  --------------
TRANSPORTATION - 9.1%
             1,154,300   Airborne Freight Corp ..........................             30,300,375
               906,600 * Alaska Air Group ...............................             13,485,675
               268,600   Hunt (JB) Transportation Serv ..................              4,163,300
               698,500 * Landstar System Inc ............................             18,335,625
               308,900   Teekay Shipping Corp ...........................              7,181,925
               115,900   TNT Freightways Corp ...........................              2,086,200
               359,900   Yellow Corp ....................................              4,723,688
                                                                                  --------------
                                                                                      80,276,788
                                                                                  --------------

Total Common Stocks                                                                  654,717,700
                                                                                  --------------
                                         OPTIONS - 2.5%
                                         --------------
Put Options
                70,000   Cypress Semiconductor Corp
                         @ 45, expiring 12/15/95 ........................                691,250
            14,269,400   Morgan Stanley High Tech Index
                         @ 350, expiring 6/21/96 ........................              4,913,240
            15,804,800   Morgan Stanley High Tech Index
                         @ 316, expiring 6/21/96 ........................              2,985,527
            15,384,615   Morgan Stanley High Tech Index
                         @ 325, expiring 6/21/96 ........................              3,380,000
            45,839,300   Morgan Stanley High Tech Index
                         @ 327, expiring 6/21/96 ........................             10,483,448
                                                                                  --------------
                                                                                      22,453,465
                                                                                  --------------

*Non-income producing

See accompanying notes to financial statements.

                       THE CRABBE HUSON SPECIAL FUND, INC.

                           SCHEDULE OF INVESTMENTS
                              October 31, 1995

                Shares
               or face                                                                    Market
                 Value   Securities Description                                            Value
----------------------   -----------------------------------------------          --------------
                               SHORT-TERM INVESTMENTS - 9.8% **
                               --------------------------------
Treasury Bills - 1.3%
                         U.S. Treasury Bill
         $   5,000,000     5.270% 11/24/95 .............................           $   4,983,148
             4,000,000     5.160% 12/21/95 .............................               3,971,333
             2,285,000     5.260% 10/17/96 .............................               2,167,460
                                                                                  --------------
                                                                                      11,121,941
                                                                                  --------------
Discount Notes - 8.5%
                         Federal Farm Credit
             3,000,000     5.480% 12/15/95 .............................               2,979,907
             3,500,000     5.500% 12/22/95 .............................               3,472,729
               865,000     5.520% 12/07/95 .............................                 860,225
               500,000     5.530% 11/28/95 .............................                 497,926
             1,000,000     5.550% 11/03/95 .............................                 999,692
             4,010,000     5.560% 11/09/95 - 1/04/96 ...................               3,984,053
             8,660,000     5.570% 11/27/95 - 1/04/96 ...................               8,615,496
             1,000,000     5.590% 11/17/95 .............................                 997,516
               305,000     5.610% 11/13/95 .............................                 304,430

                         Federal Home Loan
             2,000,000     5.470% 1/22/96 ..............................               1,975,081
             1,590,000     5.480% 12/28/95 .............................               1,576,204
             4,000,000     5.490% 1/30/96 ..............................               3,945,100
             3,500,000     5.500% 12/29/95 .............................               3,468,986
             3,250,000     5.520% 12/08/95 - 12/13/95 ..................               3,230,028
             3,155,000     5.540% 11/24/95 - 12/18/95 ..................               3,141,414
             7,000,000     5.550% 1/02/96 - 1/3/96 .....................               6,932,552
            11,450,000     5.560% 11/07/95 - 1/25/96 ...................              11,347,657
             6,000,000     5.570% 11/06/95 - 1/10/96 ...................               5,945,460
             4,445,000     5.580% 1/05/96 - 1/08/96.....................               4,399,585
             1,500,000     5.590% 11/13/95 .............................               1,497,205
             4,465,000     5.620% 11/01/95 - 11/15/95...................               4,463,984
                                                                                  --------------
                                                                                      74,635,230
                                                                                  --------------

Total Short-Term Investments                                                          85,757,171
                                                                                  --------------

Total Investments -87.3%                                                             767,165,836
  (Cost 789,902,314)***
Cash - 0.2%                                                                            2,028,004
                                                                                  --------------

                              SECURITIES SOLD SHORT - (15.1%)
                              -------------------------------
COMMON STOCKS
Computers - 3.6%
               180,700   Computer Associates Intl, Inc .................              (9,938,500)
               107,700   Micro Warehouse Inc ...........................              (4,792,650)
               222,500   Sun Microsystems, Inc .........................             (17,355,000)
                                                                                  --------------
                                                                                     (32,086,150)
                                                                                  --------------

                Shares
               or face                                                                    Market
                 Value   Securities Description                                            Value
----------------------   -----------------------------------------------          --------------
Semiconductors - 4.3%
                408,150   Alliance Semiconductor .........................          ($12,550,611)
                410,100   Cypress Semiconductor ..........................           (14,456,025)
                 96,200   Microchip Technology Inc .......................            (3,817,938)
                100,000   Micron Technology ..............................            (7,062,500)
                                                                                  --------------
                                                                                     (37,887,074)
                                                                                  --------------
Software - 7.2%
                150,000   Adobe Systems, Inc .............................            (8,550,000)
                 93,200   Broderbund Software ............................            (6,465,750)
                431,900   Gartner Group Inc CL A .........................           (18,841,638)
                854,000   Tellabs, Inc ...................................           (29,036,000)
                                                                                  --------------
                                                                                     (62,893,388)
                                                                                  --------------

Total Securities Sold Short -   (15.1%)                                             (132,866,612)
                                                                                  --------------
 (Proceeds $116,397,420)****
Other Assets and (Liabilities), Net - 27.6%                                          242,232,606
                                                                                  --------------
 TOTAL NET ASSETS - 100.0%                                                          $878,559,834
                                                                                  --------------
                                                                                  --------------


**Rates reflect purchase yield to maturity.
***Aggregate cost for Federal income tax purposes is $790,872,568. ****Aggregate proceeds for Federal income tax purposes is $119,775,124.

See accompanying notes to financial statements.

                      THE CRABBE HUSON ASSET ALLOCATION FUND, INC.

                               SCHEDULE OF INVESTMENTS
                                   October 31, 1995


                   Face                                                          Market
                  Value   Securities Description                                  Value
-----------------------   ----------------------------------------       --------------
                 FIXED INCOME SECURITIES - 50.2%
                 ------------------------------

GOVERNMENT BONDS - 33.2%
          $  10,765,000   U.S. Treasury Note
                            6.000% 8/31/97 ........................       $  10,834,218
              7,465,000   U.S. Treasury Note
                            6.250% 8/31/00 ........................           7,615,046
              3,870,000   U.S. Treasury Note
                            6.500% 8/15/05 ........................           4,005,837
             21,300,000   U.S. Treasury Bond
                            6.875% 8/15/25 ........................          22,861,290
                                                                          -------------
                                                                             45,316,391
                                                                          -------------

CORPORATE BONDS - 7.4%
                600,000   Baxter International
                            7.500% 5/01/97 ........................             612,000
                500,000   GMAC
                           8.000%  10/01/99 .......................             527,500
                550,000   Upjohn Co
                            5.875% 4/15/00 ........................             539,687
                550,000   Pepsico, Inc
                            5.875% 6/01/00 ........................             543,812
                400,000   American Express Credit
                            6.500% 8/01/00 ........................             404,500
                700,000   Ford Motor Credit
                            6.250% 11/08/00 .......................             696,500
                725,000   GMAC
                           9.000%  10/15/02 .......................             815,625
                550,000   IBM Corp
                            7.250% 11/01/02 .......................             576,812
                550,000   Tennessee Valley Authority
                            6.125% 7/15/03 ........................             540,375
                550,000   JP Morgan & Company
                            7.625% 9/15/04 ........................             585,062
                550,000   Pacific Bell
                            6.250% 3/01/05 ........................             539,687
                550,000   Anheuser Busch
                            7.000% 9/01/05 ........................             566,500
                550,000   Bear Stearns Co.
                            6.875%  10/01/05 ......................             549,312
                600,000   Snap-on, Inc
                            6.625% 10/01/05 .......................             609,000
                600,000   Wal-Mart Stores
                            8.000% 9/15/06 ........................             672,000
                550,000   Eli Lilly
                            8.375% 12/01/06 .......................             633,187
                600,000   AT&T Corp
                            7.750 3/01/07 .........................             653,250
                                                                          -------------
                                                                             10,064,809
                                                                          -------------

AGENCIES - 5.6%
                420,000   International Bank Recon.
                            & Dev. Floater  5.890%**
                            8/07/97 ...............................             378,415
              1,400,000   Federal Home Loan Bank
                            8.220%  12/22/97 ......................           1,403,430
              1,500,000   SLMA Treasury Ind. Floater
                            (10-Year Treasury - 180 BP)
                            4.680%  2/11/98 .......................           1,470,000

           Shares
          or Face                                                              Market
            Value         Securities Description                                Value
-----------------------   ----------------------------------------       --------------
       $  900,000   Federal National Mortgage Association
                      6.080% 9/25/00.................................       $  902,205
        1,200,000  Federal National Mortgage Association
                      8.25% 12/18/00.................................        1,314,960
        1,000,000   Federal Home Loan Bank
                      7.590% 3/10/05 ................................        1,088,060
        1,000,000   Federal National Mortgage Association
                      7.375% 3/28/05 ................................        1,071,160
                                                                         -------------
                                                                             7,628,230
                                                                         -------------
 FHLMC - 2.9%
          109,807   FHLMC Pool #281037
                     9.250%  11/01/16 ...............................          114,007
        1,067,640   FHLMC Pool #303033
                     9.000%  4/01/17 ................................        1,103,480
        1,400,000   FHLMC Pool #TBA
                      7.000% 10/01/25 ...............................        1,388,406
        1,400,000   FHLMC Pool #TBA
                      7.500% 10/01/25 ...............................        1,415,093
                                                                         -------------
                                                                             4,020,986
                                                                         -------------
 CMO - 1.1%
        1,645,000   GCA GNMA 1993 - PO 1 - B                                 1,515,970
                                                                         -------------
 Total Fixed Income Securities                                              68,546,386
                                                                         -------------


                  CONVERTIBLE PREFERRED - 0.8%
                  ----------------------------
           20,000   Delta Air Lines .................................        1,107,500
                                                                          ------------

                      COMMON STOCK - 45.3%
                      ---------------------
 CONSUMER CYCLICALS
 Automotive - 1.5%
           47,300   General Motors Corp .............................        2,069,375
                                                                          ------------

 Consumer Products - 2.2%
           23,200   Bausch & Lomb, Inc ..............................          803,300
           29,300   Brunswick Corp ..................................          571,350
            5,500   Quaker Oats .....................................          187,687
           15,000   Rubbermaid, Inc .................................          391,875
           72,800   Sunbeam Corporation .............................        1,092,000
                                                                         -------------
                                                                             3,046,212
                                                                         -------------
 Retail - 3.4%
            8,500   Dayton-Hudson ...................................          584,375
           27,600   Limited, Inc ....................................          507,150
           41,400   Liz Claiborne, Inc ..............................        1,174,725
           68,300 * Price/Costco, Inc ...............................        1,161,100
           34,500   Wal-Mart Stores, Inc ............................          746,062
           34,100   Woolworth Corp ..................................          498,712
                                                                         -------------
                                                                             4,672,124
                                                                         -------------
 BASIC MATERIALS AND INDUSTRIAL
 Building Materials - 2.1%
          100,000 * USG Corp ........................................        2,912,500
                                                                         -------------

 Chemicals -0.2%
           34,600 * Uniroyal Chemical Corp ..........................          263,825
                                                                         -------------

 Equipment & Machinery - 0.4%
           27,100 * Detroit Diesel Corp .............................          481,025
                                                                         -------------



*Non-income producing
**Zero-coupon bonds- rates reflect purchase yield to maturity.
See accompanying notes to financial statements.

                      THE CRABBE HUSON ASSET ALLOCATION FUND, INC.

                               SCHEDULE OF INVESTMENTS
                                   October 31, 1995


                                                                                 Market
                 Shares   Securities Description                                  Value
-----------------------   ----------------------------------------       --------------

                         COMMON STOCK - (continued)
                         --------------------------
BASIC MATERIALS AND INDUSTRIAL - (continued)

Forest Products & Packaging - 2.3%
                 56,100 * Domtar, Inc .............................       $     511,912
                111,400   Louisiana Pacific Corp ..................           2,659,675
                                                                          -------------
                                                                              3,171,587
                                                                          -------------
Metals & Mining - 4.1%
                107,200 * Bethlehem Steel Corp ....................           1,407,000
                 79,000   J & L Specialty Steel ...................           1,293,625
                135,600 * National Steel Corp - Class B ...........           1,796,700
                 22,800   Nucor Corp ..............................           1,097,250
                                                                          -------------
                                                                              5,594,575
                                                                          -------------
ENERGY - 7.1%
                 35,000   Apache Corp .............................             892,500
                 55,900   Burlington Resources, Inc ...............           2,012,400
                 62,600   Dresser Industries ......................           1,298,950
                 52,100   Enserch Corp ............................             755,450
                 84,400 * Enserch Exploration .....................             833,450
                 63,300   Occidental Petroleum Corp ...............           1,360,950
                 25,300   Tenneco, Inc ............................           1,110,037
                 24,300   Union Texas Petro Hldgs .................             437,400
                 35,300   Unocal Corp .............................             926,625
                                                                          -------------
                                                                              9,627,762
                                                                          -------------
FINANCIAL - 6.4%
                 56,700   Ahmanson (H.F.) & Co ....................           1,417,500
                 48,220   Bear Stearns Cos, Inc ...................             958,372
                119,500   Equitable Companies .....................           2,539,375
                  4,300 * Prudential Reinsurance Hlds .............              87,612
                 34,600   Salomon, Inc ............................           1,249,925
                     68 * Transport Holdings ......................               2,669
                 13,700   Travelers, Inc ..........................             691,850
                 58,900   U.S. Bancorp ............................           1,744,929
                                                                          -------------
                                                                              8,692,232
                                                                          -------------
HEALTHCARE - 2.7%
                 30,500   Allergan, Inc ...........................             895,937
                 14,700 * Apria Healthcare Group ..................             317,887
                 66,700 * Humana, Inc .............................           1,409,037
                 27,600   U S Healthcare ..........................           1,062,600
                                                                          -------------
                                                                              3,685,461
                                                                          -------------
REAL ESTATE INVESTMENT TRUST - 2.0%
                 52,100   Debartolo Realty Corp ...................             677,300
                 38,200   First Industrial Realty Trust ...........             778,325
                 53,400   Spieker Properties ......................           1,294,950
                                                                          -------------
                                                                              2,750,575
                                                                          -------------
TECHNOLOGY - 1.1%
                 36,400 * Tandem Computers, Inc ...................             409,500
                 43,100 * Unisys Corp .............................             242,437
                 89,900 * Zenith Electronics ......................             752,912
                                                                          -------------
                                                                              1,404,849
                                                                          -------------
TELECOMMUNICATIONS - 4.0%
                 21,800   AT&T Corp ...............................           1,395,200
                 65,500   Comcast Corp Special Class A ............           1,170,812
                 51,703 * Cox Communications, Inc Class A .........             969,431
                 22,500   Time Warner, Inc ........................             821,250
                 80,700   Westinghouse Electric ...................           1,139,887
                                                                          -------------
                                                                              5,496,580
                                                                          -------------
                 Shares
                or Face                                                          Market
                  Value   Securities Description                                  Value
-----------------------   ----------------------------------------       --------------

 TRANSPORTATION - 5.8%
           23,800 * AMR Corp ........................................     $  1,570,800
           13,800   Burlington Northern Santa Fe ....................        1,157,475
           79,800   Consolidated Freightways ........................        1,855,350
           23,000   Delta Air Lines, Inc ............................        1,509,375
           38,900   Ryder System ....................................          938,462
           40,707 * Southern Pacific Rail Corp ......................          905,730
                                                                          -------------
                                                                             7,937,192
                                                                          -------------

 Total Common Stocks                                                        61,805,874
                                                                          -------------


                                SHORT-TERM INVESTMENTS - 0.7%
                                -----------------------------

 TREASURY BILLS - 0.7%
        1,000,000   U.S. Treasury Bill
                      5.070% 10/17/96 ...............................          948,560
                                                                          -------------

 Total Investments - 97.0%                                                 132,408,320
   (Cost $127,582,027)***
  Cash - 4.6%                                                                6,303,890
  Other Assets and (Liabilities), Net - (1.6%)                              (2,182,153)
                                                                          -------------

 TOTAL NET ASSETS - 100.0%                                                $136,530,057
                                                                          -------------
                                                                          -------------




*Non-income producing
***Aggregate cost for Federal income tax purposes is $127,567,346. See accompanying notes to financial statements.

                              THE CRABBE HUSON EQUITY FUND, INC.
                                   SCHEDULE OF INVESTMENTS
                                      October 31, 1995


                                                                              Market
                  Shares   Securities Description                              Value
------------------------   --------------------------------------     --------------

                                    COMMON STOCK - 84.0%
CONSUMER CYCLICALS

AUTOMOTIVE - 2.7%
                 240,800   General Motors Corp ...................    $   10,535,000
                                                                      --------------

CONSUMER PRODUCTS - 4.2%
                 138,900   Bausch & Lomb, Inc ....................         4,809,413
                 135,300   Brunswick Corp ........................         2,638,350
                  33,700   Quaker Oats ...........................         1,150,012
                  81,900   Rubbermaid, Inc .......................         2,139,637
                 375,500   Sunbeam Corp ..........................         5,632,500
                                                                      --------------
                                                                          16,369,912
                                                                      --------------
RETAIL - 6.5%
                  42,700   Dayton-Hudson Corp ....................         2,935,625
                 141,500   Limited, Inc ..........................         2,600,063
                 239,000   Liz Claiborne, Inc ....................         6,781,625
                 334,400 * Price/Costco, Inc .....................         5,684,800
                 205,200   Wal-Mart Stores, Inc ..................         4,437,450
                 190,100   Woolworth Corp ........................         2,780,212
                                                                      --------------
                                                                          25,219,775
                                                                      --------------

BASIC MATERIALS AND INDUSTRIAL
BUILDING MATERIALS - 3.9%
                 523,200 * USG Corp ..............................        15,238,200
                                                                      --------------

CHEMICALS - 0.3%
                 170,000 * Uniroyal Chemical Corp ................         1,296,250
                                                                      --------------

EQUIPMENT & MACHINERY - 0.7%
                 142,600 * Detroit Diesel Corp ...................         2,531,150
                                                                      --------------

FOREST PRODUCTS & PACKAGING -  4.2%
                 288,900 * Domtar, Inc ...........................         2,636,212
                 562,200   Louisiana Pacific Corp ................        13,422,525
                                                                      --------------
                                                                          16,058,737
                                                                      --------------
METALS & MINING - 7.5%
                 570,500 * Bethlehem Steel Corp ..................         7,487,812
                 403,700   J & L Specialty Steel .................         6,610,587
                 660,400 * National Steel Corp - Class B .........         8,750,300
                 128,400   Nucor Corp ............................         6,179,250
                                                                      --------------
                                                                          29,027,949
                                                                      --------------
ENERGY - 13.8%
                 207,200   Apache Corp ...........................         5,283,600
                 282,600   Burlington Resources, Inc .............        10,173,600
                 344,500   Dresser Industries, Inc ...............         7,148,375
                 282,100   Enserch Corp ..........................         4,090,450
                 472,400 * Enserch Exploration ...................         4,664,950
                 354,900   Occidental Petroleum Corp .............         7,630,350
                 147,700   Tenneco Inc ...........................         6,480,339
                 151,000   Union Texas Petro Hldgs Inc ...........         2,718,000
                 198,200   Unocal Corp ...........................         5,202,750
                                                                      --------------
                                                                          53,392,414
                                                                      --------------
FINANCIAL  - 12.2%
                 337,200   Ahmanson (H.F.) & Co ..................         8,430,000
                 294,275   Bear Stearns Cos, Inc .................         5,848,715
                 605,900   Equitable Companies ...................        12,875,375
                  24,500 * Prudential Reinsurance Hlds ...........           499,187
                 195,100   Salomon, Inc ..........................         7,047,987
                     327 * Transport Holdings ....................            12,834



                  Shares
                 Or Face                                                      Market
                   Value   Securities Description                              Value
------------------------   --------------------------------------     --------------
FINANCIAL  - (continued)
                  65,500   Travelers, Inc ........................     $   3,307,750
                 311,400   U.S. Bancorp ..........................         9,225,225
                                                                      --------------
                                                                          47,247,073
                                                                      --------------
HEALTHCARE - 4.8%
                 151,100   Allergan, Inc .........................         4,438,563
                  77,000 * Apria Healthcare Group ................         1,665,125
                 330,900 * Humana, Inc ...........................         6,990,263
                 142,500   U S Healthcare ........................         5,486,250
                                                                      --------------
                                                                          18,580,201
                                                                      --------------
REAL ESTATE INVESTMENT TRUST - 3.5%
                 255,900   DeBartolo Realty Corp .................         3,326,700
                 149,300   First Industrial Realty Trust .........         3,041,989
                 294,300   Spieker Properties ....................         7,136,775
                                                                      --------------
                                                                          13,505,464
                                                                      --------------
TECHNOLOGY-  1.7%
                 209,600 * Tandem Computers, Inc .................         2,358,000
                 216,500 * Unisys Corp ...........................         1,217,812
                 369,100 * Zenith Electronics Corp ...............         3,091,212
                                                                      --------------
                                                                           6,667,024
                                                                      --------------
TELECOMMUNICATIONS - 7.6%
                 123,000   AT&T Corp .............................         7,872,000
                 363,600   Comcast Corp Special Class A ..........         6,499,350
                 264,219 * Cox Communications, Inc Class A .......         4,954,110
                 117,100   Time Warner, Inc ......................         4,274,150
                 406,800   Westinghouse Electric Corp ............         5,746,050
                                                                      --------------
                                                                          29,345,660
                                                                      --------------
TRANSPORTATION - 9.6%
                 122,500 * AMR Corp ..............................         8,085,000
                  69,500   Burlington Northern RR, Inc ...........         5,829,312
                 413,100   Consolidated Freightways ..............         9,604,575
                  59,000   Delta Air Lines, Inc ..................         3,871,875
                 193,000   Ryder System ..........................         4,656,125
                 223,610 * Southern Pacific Rail Corp ............         4,975,322
                                                                      --------------
                                                                          37,022,209
                                                                      --------------
UTILITIES - 0.8%
                  94,700   BCE Inc ...............................         3,184,289
                                                                      --------------

Total Common Stocks                                                      325,221,307
                                                                      --------------

                         CONVERTIBLE PREFERRED - 1.3%
                         ----------------------------

                  92,100   Delta Air Lines .......................         5,100,037
                                                                      --------------

                       SHORT TERM INVESTMENTS** - 14.4%
                       --------------------------------

TREASURY BILLS & NOTES - 2.3%
                   U. S. TREASURY NOTE
             $ 2,500,000     5.125% 11/15/95 .....................     $   2,499,550
               5,915,000     5.260% 10/17/96 .....................         5,610,732
               1,000,000     5.330% 12/07/95 .....................           994,665
                                                                      --------------
                                                                           9,104,947
                                                                      --------------

DISCOUNT NOTES - 12.1%
                   FEDERAL FARM CREDIT
                 600,000     5.510% 12/04/95 .....................           596,970
                 900,000     5.520% 11/28/95 .....................           896,274
                 415,000     5.530% 11/28/95 .....................           413,279
                 490,000     5.540% 12/20/95 .....................           486,305
                 500,000     5.500% 12/22/95 .....................           496,104
                 100,000     5.560% 11/03/95 .....................            99,969
               7,945,000     5.570% 11/01/95 - 12/07/95...........         7,912,672



*Non-income producing
**Rates reflect purchase yield to maturity.
See accompanying notes to financial statements.

                             THE CRABBE HUSON EQUITY FUND, INC.
                                  SCHEDULE OF INVESTMENTS
                                      October 31, 1995


                    Face                                                      Market
                   Value   Securities Description                              Value
------------------------   --------------------------------------     --------------

  DISCOUNT NOTES - (CONTINUED)
                           FEDERAL HOME LOAN
           $   1,250,000     5.420% 2/16/96 ......................     $   1,229,865
                 250,000     5.430% 2/20/96 ......................           245,814
                 700,000     5.450% 1/22/96 ......................           691,310
                 250,000     5.470% 1/22/96 ......................           246,885
               1,950,000     5.480% 12/28/95 - 1/17/96 ...........         1,928,361
               1,000,000     5.490% 1/16/96 ......................           988,410
                 985,000     5.500% 12/29/95 - 1/10/96 ...........           975,016
                 675,000     5.520% 12/13/95 .....................           670,653
                 480,000     5.530% 12/05/95 .....................           477,493
               3,645,000     5.540% 11/24/95 - 12/19/95 ..........         3,624,808
               7,075,000     5.550% 11/02/95 - 1/29/96 ...........         7,514,523
               5,695,000     5.560% 11/02/95 - 1/29/96 ...........         5,668,512
               5,470,000     5.570% 11/06/95 - 1/30/96 ...........         6,419,637
                 500,000     5.580% 1/08/96 ......................           494,730
               2,035,000     5.590% 11/13/95 - 1/09/96 ...........         2,018,367
               1,000,000     5.620% 11/15/95 .....................           997,814
               1,600,000     5.630% 11/21/95 .....................         1,594,996
                                                                      --------------
                                                                          46,688,767
                                                                      --------------

 Total Short Term Investments                                             55,793,714
                                                                      --------------

 Total Investments - 99.7%                                               386,115,058
 (Cost $371,004,735)***
 Cash - 1.1%                                                               4,226,599
 Other Assets and (Liabilities), Net - 0.8%                               (3,157,577)
                                                                      --------------

 TOTAL NET ASSETS - 100.0%                                             $ 387,184,080
                                                                      --------------
                                                                      --------------

***Aggregate cost for Federal income tax purposes is $371,627,627. See accompanying notes to financial statements.

                         THE CRABBE HUSON INCOME FUND, INC.

                              SCHEDULE OF INVESTMENTS
                                October, 31 1995

                     Face                                                                   Market
                    Value   Securities Description                                           Value
-------------------------   -----------------------------------------------          -------------
                           FIXED INCOME SECURITIES - 97.1%
GOVERNMENT BONDS - 52.6%

            $   1,000,000   U.S. Treasury Note 6.000%
                              8/31/97 ...................................            $ 1,006,430
                1,000,000   U.S. Treasury Bond 7.625%
                              2/15/25 ...................................              1,160,390
                1,500,000   U.S. Treasury Bond 6.875%
                              8/15/25 ...................................              1,609,950
                                                                                     -------------
                                                                                       3,776,770
                                                                                     -------------
CORPORATE BONDS - 20.2%
                  100,000   Baxter International
                              7.500% 5/01/97 ............................                102,000
                  100,000   GMAC
                              8.000%  10/01/99 ..........................                105,500
                  100,000   Upjohn Company
                              5.875% 4/15/00 ............................                 98,125
                  100,000   Pepsico, Inc
                              5.875% 6/01/00 ............................                 98,875
                  100,000   American Express Credit
                              6.500% 8/01/00 ............................                101,125
                  100,000   IBM Corp
                              7.250% 11/01/02 ...........................                104,875
                  100,000   JP Morgan & Company
                              7.625% 9/15/04 ............................                106,375
                  100,000   Pacific Bell
                              6.250% 3/01/05 ............................                 98,125
                  100,000   Anheuser Busch
                              7.000% 9/01/05 ............................                103,000
                  100,000   Bear Stearns Co
                              6.875%  10/01/05 ..........................                 99,875
                  100,000   Snap-on, Inc
                              6.625% 10/01/05 ...........................                101,500
                  100,000   Wal-Mart Stores
                              8.000% 9/15/06 ............................                112,000
                  100,000   Eli Lilly
                              8.375% 12/01/06 ...........................                115,125
                  100,000   AT&T Corp
                              7.750%  3/01/07 ...........................                108,875
                                                                                     -------------
                                                                                       1,455,375
                                                                                     -------------
INSURED BONDS -  2.2%
                  160,000   City of Lincoln Oregon
                             5.800%  6/01/97
                             (AMBAC) ....................................                160,000
                                                                                     -------------


                     Face                                                                   Market
                    Value   Securities Description                                           Value
-------------------------   -----------------------------------------------          -------------
AGENCIES - 22.1%
              $   320,000   International Bank Recon &
                             Dev Floater  6.170%*
                             8/07/97 ....................................            $     288,317
                  300,000   FHLMC Strips
                              11/15/99 ..................................                  235,905
                  100,000   Tennessee Valley Authority
                              6.125% 7/15/03 ............................                   98,250
                   81,539   FNMA Pool #30333
                              9.250%  9/01/16 ...........................                   85,264
                  123,549   FHLMC Pool #302029
                              9.500%  10/01/16 ..........................                  128,952
                  183,090   FHLMC Pool #303033
                              9.000%  4/01/17 ...........................                  189,236
                  241,386   FHLMC Pool #301538
                              10.000%  7/01/17 ..........................                  259,625
                  150,000   FHLMC Pool TBA
                              7.000%  10/01/25 ..........................                  148,758
                  150,000   FHLMC Pool TBA
                              7.500%  10/01/25 ..........................                  151,617
                                                                                     -------------
                                                                                         1,585,924

Total Investments - 97.1%                                                                6,978,069
 (Cost $6,754,759)**
Cash - 5.8%                                                                                417,578
Other Assets and (Liabilities), Net - (2.9)%                                              (205,522)
                                                                                     -------------

TOTAL NET ASSETS - 100.0%                                                            $   7,190,125
                                                                                     -------------
                                                                                     -------------

*Zero-coupon bonds-rates reflect purchase yield to maturity.
**Aggregate cost for Federal income tax purposes is $6,774,069.
See accompanying notes to financial statements.

              THE CRABBE HUSON U.S. GOVERNMENT INCOME FUND, INC.
                          SCHEDULE OF INVESTMENTS
                              October 31, 1995

                    Face                                                                               Market
                   Value   Securities Description                                                       Value
           -------------   ---------------------------------------------------------            -------------
                           FIXED INCOME SECURITIES - 98.4%
           U.S. GOVERNMENT AND AGENCY
           $     255,000   International Bank Recon & Dev
                             Floater 5.390%*  08/07/97 .............................            $     229,752
               4,655,000   U. S. Treasury Note
                             6.000%  8/31/97 .......................................                4,684,932
                 150,000   Federal National Mortgage
                             Assoc.  4.950% 9/30/98 ................................                  146,148
               1,045,000   U. S. Treasury Note
                             6.250%  8/31/00 .......................................                1,066,005
                 120,000   Federal National Mortgage
                             Assoc.  Medium Term Note
                             6.080% 9/25/00 ........................................                  120,294
                 100,000   Federal National Mortgage
                             Assoc.  8.250% 12/18/00 ...............................                  109,580
                  50,000   Federal Home Loan Bank
                             7.590% 3/10/05 ........................................                   54,403
                  50,000   Federal National Mortgage
                             Assoc.  7.375% 3/28/05 ................................                   53,558
               1,700,000   U. S. Treasury Bond
                             6.875%  8/15/25 .......................................                1,824,610
                                                                                                -------------
                                                                                                    8,289,282
                                                                                                -------------
           Total Investments - 98.4%                                                                8,289,282

           (Cost $8,185,803)**
           Cash - 0.4%                                                                                 32,860
           Other Assets and (Liabilities), Net - 1.2%                                                 104,057
                                                                                                -------------
           TOTAL NET ASSETS - 100.0%                                                             $  8,426,199
                                                                                                -------------
                                                                                                -------------

*Zero-coupon bond-rate reflects purchase yield to maturity.
**Aggregate cost for Federal income tax purposes is $8,186,756.
See accompanying notes to financial statements.

           THE CRABBE HUSON U.S. GOVERNMENT MONEY MARKET FUND, INC.
                         SCHEDULE OF INVESTMENTS
                            October 31, 1995

                                   Face                                                                           Market
                                  Value   Securities Description                                                   Value
                        ---------------   ------------------------------------------------                 -------------
                                          FIXED INCOME SECURITIES* - 99.6%
                        U.S. GOVERNMENT & AGENCY
                        Treasury Bills - 10.2%
                        $     1,000,000   U. S. Treasury Bill
                                            5.540% 7/25/96 ................................                $     958,912
                              4,850,000   U. S. Treasury Bill
                                            5.260% 10/17/96 ...............................                    4,601,268
                                                                                                           -------------
                                                                                                               5,560,180
                                                                                                           -------------
                        Discount Notes - 89.4%
                                           Federal Farm Credit
                                400,000     5.510% 12/04/95 ...............................                      397,980
                                235,000     5.520% 11/28/95 - 12/07/95 ....................                      233,841
                                585,000     5.530% 11/28/95 ...............................                      582,574
                                510,000     5.540% 12/20/95 ...............................                      506,154
                              1,890,000     5.560% 11/03/95 - 1/04/96 .....................                    1,888,023
                              7,395,000     5.570% 11/01/95 - 1/04/96 .....................                    7,363,603
                                695,000     5.610% 11/13/95 ...............................                      693,700
                                           Federal Home Loan
                                750,000     5.420% 2/16/96 ................................                      737,918
                              3,250,000     5.430% 1/17/96 - 2/20/96 ......................                    3,203,279
                                800,000     5.450% 1/22/96 ................................                      790,069
                                750,000     5.470% 1/22/96 ................................                      740,655
                              1,460,000     5.480% 12/28/95 - 1/17/96 .....................                    1,445,962
                                795,000     5.490% 1/16/96 ................................                      785,786
                              2,515,000     5.500% 12/29/95 - 1/10/96 .....................                    2,488,470
                              1,075,000     5.520% 12/08/95 - 12/13/95 ....................                    1,068,652
                              2,270,000     5.530% 12/05/95 - 1/18/96 .....................                    2,249,696
                              3,200,000     5.540% 11/24/95 - 12/19/95 ....................                    3,179,455
                              7,145,000     5.550% 11/02/95 - 2/01/96 .....................                    7,077,470
                              5,225,000     5.560% 11/08/95 - 1/26/96 .....................                    5,183,831
                              3,740,000     5.570% 11/16/95 - 1/30/96 .....................                    3,707,315
                              2,055,000     5.580% 1/05/96 - 1/08/96 ......................                    2,033,765
                                650,000     5.590% 11/22/95 ...............................                      647,880
                                535,000     5.620% 11/15/95 ...............................                      533,831
                              1,400,000     5.630% 11/21/95 ...............................                    1,395,621
                                                                                                           -------------
                                                                                                              48,935,530
                                                                                                           -------------

                        Total Investments - 99.6%                                                             54,495,710
                        (Cost $54,495,710)**
                        Cash - 0.4%                                                                              233,521
                        Other Assets and (Liabilities), Net 0.0%                                                 (15,012)
                                                                                                           -------------
                        TOTAL NET ASSETS - 100.0%                                                          $  54,714,219
                                                                                                           -------------
                                                                                                           -------------

*Rates reflect purchase yield to maturity.
**Aggregate cost for Federal income tax purposes is identical.
See accompanying notes to financial statements.

              THE CRABBE HUSON REAL ESTATE INVESTMENT FUND, INC.

                          SCHEDULE OF INVESTMENTS
                             October 31, 1995

                                                                                    Market
        Shares   Securities Description                                              Value
    ----------   -------------------------------------------------           -------------
                             COMMON STOCK - 98.1%
    REAL ESTATE INVESTMENT TRUST
    APARTMENT - 23.5%
        20,000   Camden Property Trust ...........................           $     415,000
        25,000   Pacific Gulf Properties, Inc ....................                 378,125
        20,000   Paragon Group, Inc ..............................                 345,000
        15,000   Post Properties .................................                 450,000
        60,000   Prime Residential, Inc ..........................               1,050,000
        20,000   SouthWest Property Trust ........................                 242,500
        35,000   Summit Properties, Inc ..........................                 647,500
        73,500   Town & Country Trust ............................                 937,125
                                                                             -------------
                                                                                 4,465,250
                                                                             -------------
    INDUSTRIAL - 16.1%
        10,000   Cali Realty Corp ................................                 195,000
        25,900   Carr Realty Corp ................................                 492,100
        33,500   First Industrial Realty Trust ...................                 682,562
        19,000   Liberty Property Trust ..........................                 384,750
        17,000   Reckson Associates Realty Corp ..................                 456,875
        24,000   Spieker Properties, Inc .........................                 582,000
        10,000   Trinet Corp. Realty Trust  ......................                 267,500
                                                                             -------------
                                                                                 3,060,787
                                                                             -------------
    LODGING - 4.3%
        30,000   Starwood Lodging Trust ..........................                 817,500
                                                                             -------------
    MALLS - 12.2%
        62,100   Crown American Realty ...........................                 473,512
        71,400   DeBartolo Realty Corp ...........................                 928,200
         5,000   Macerich Company ................................                 100,625
        35,000   Simon Property Group Inc ........................                 813,750
                                                                             -------------
                                                                                 2,316,087
                                                                             -------------
    MANUFACTURED HOUSING - 0.9%
        10,000   Manufactured Home Communities....................                 165,000
                                                                             -------------
    OUTLET CENTERS - 10.2%
        35,200   Factory Stores of America .......................                 677,600
        15,000   Mills Corp ......................................                 256,875
        63,000   Prime Retail, Inc ...............................                 763,875
        10,000   Tanger Factory Outlet Center ....................                 235,000
                                                                             -------------
                                                                                 1,933,350
                                                                             -------------
    SHOPPING CENTER - 30.9%
        11,200   Burnham Pacific Property, Inc ...................                 126,000
        28,700   Commercial Net Lease Realty .....................                 365,925
        12,700   Developers Diversified Realty ...................                 361,950
         5,000   Excel Realty Trust, Inc .........................                  94,375
        36,100   Federal Realty Investment Trust .................                 731,025
        44,250   Glimcher Realty Trust ...........................                 796,500
        43,700   JDN Realty Corp .................................                 890,387
        60,000   Kranzco Realty Trust ............................                 915,000
        55,000   Malan Realty Investors, Inc .....................                 770,000
        28,750   Mark Centers Trust ..............................                 309,064
        30,000   Regency Realty Corp .............................                 510,000
                                                                             -------------
                                                                                 5,870,226
                                                                             -------------

    Total Investments - 98.1%                                                   18,628,200
     (Cost $19,605,304)*
    Cash - 0.5%                                                                     99,391
    Other Assets and (Liabilities), Net - 1.4%                                     257,923
                                                                             -------------
    TOTAL NET ASSETS - 100.0%                                                 $ 18,985,514
                                                                             -------------
                                                                             -------------

    *Aggregate cost for Federal income tax purposes is $19,610,488. See accompanying notes to financial statements.

CRABBE HUSON FUNDS

                    STATEMENTS OF ASSETS AND LIABILITIES
                             October 31, 1995

                                                                 THE OREGON                  THE                 THE
                                                                  MUNICIPAL         CRABBE HUSON        CRABBE HUSON
                                                                       BOND              SPECIAL    ASSET ALLOCATION
                                                                 FUND, INC.           FUND, INC.          FUND, INC.
                                                            ---------------     ----------------    ----------------
ASSETS:
Investment securities,
  at market (cost $26,215,041; $789,902,314;
  $127,582,027; $371,004,735; $6,754,759;
  $8,185,803; $54,495,710 and $19,605,304
  respectively)                                             $    27,580,795     $    767,165,836    $    132,408,320
Cash                                                                   ----            2,028,004           6,303,890
Deposits with brokers for securities sold short                        ----          184,796,646                ----
Receivables:
  Dividends and Interest                                            509,615              849,007             857,351
  Fund shares sold                                                   25,000            4,090,362             405,209
  Investment securities sold                                           ----            4,355,170             920,708
  Due from distributor (Note 2)                                        ----                 ----                ----
  Due from investment advisor (Note 2)                                 ----                 ----                ----
Proceeds from securities sold short                                    ----          116,397,420                ----
Organization expenses                                                  ----                 ----                ----
Prepaid Expenses                                                      1,362               44,011               6,508
                                                            ---------------     ----------------    ----------------
                                                            $    28,116,772   $    1,079,726,456    $    140,901,986
                                                            ---------------     ----------------    ----------------
LIABILITIES:
Securities sold short,
  at market (proceeds $116,397,420)                                    ----          132,866,612                ----
Payables:
  Investment securities payable                                        ----           40,952,158           4,284,356
  Fund shares redeemed                                                 ----            9,144,015              42,751
  Short sales closed                                                   ----           17,711,422                ----
  Payable to affiliates and directors (Note 2)                          778                1,027               2,027
Accrued liabilities                                                  45,623              491,388              42,795
                                                            ---------------     ----------------    ----------------
                                                                     46,401          201,166,622           4,371,929
                                                            ---------------     ----------------    ----------------
NET ASSETS:                                                 $    28,070,371     $    878,559,834    $    136,530,057
                                                            ---------------     ----------------    ----------------
                                                            ---------------     ----------------    ----------------
NET ASSETS CONSIST OF:
  Capital shares                                                      2,225               63,670              10,010
  Capital paid in                                                26,699,373          874,136,535         120,240,658
  Undistributed accumulated net
   investment income                                                   ----           11,747,830                ----
  Undistributed accumulated net
   realized gain (loss) on investments                                3,019           31,817,469          11,453,096
  Net unrealized appreciation
   (depreciation) on investments and short sales(Note 5)          1,365,754          (39,205,670)          4,826,293
                                                            ---------------     ----------------    ----------------
                                                            $    28,070,371     $    878,559,834    $    136,530,057
                                                            ---------------     ----------------    ----------------
                                                            ---------------     ----------------    ----------------
CAPITAL SHARES, PAR VALUE $.001
  Authorized                                                     10,000,000          100,000,000         100,000,000
  Outstanding (Note 4)                                            2,225,010           63,670,184          10,010,125
                                                            ---------------     ----------------    ----------------
NET ASSET VALUE PER SHARE                                   $         12.62     $          13.80    $          13.64
                                                            ---------------     ----------------    ----------------
                                                            ---------------     ----------------    ----------------

See accompanying notes to financial statements.

                             CRABBE HUSON FUNDS

                     STATEMENTS OF ASSETS AND LIABILITIES
                              October 31, 1995


                                                                         THE                   THE        THE CRABBE HUSON
                                                                CRABBE HUSON          CRABBE HUSON         U.S. GOVERNMENT
                                                           EQUITY FUND, INC.     INCOME FUND, INC.       INCOME FUND, INC.
                                                           -----------------     -----------------       -----------------
ASSETS:
Investment securities,
  at market (cost $26,215,041; $789,902,314;
  $127,582,027; $371,004,735; $6,754,759;
  $8,185,803; $54,495,710 and $19,605,304
  respectively)                                             $    386,115,058        $    6,978,069          $    8,289,282
Cash                                                               4,226,599               417,578                  32,860
Deposits with brokers for securities sold short                         ----                  ----                    ----
Receivables:
  Dividends and Interest                                             154,250                89,712                  88,913
  Fund shares sold                                                 1,109,039                 3,376                   6,658
  Investment securities sold                                         919,085                  ----                    ----
  Due from distributor (Note 2)                                       60,875                  ----                    ----
  Due from investment advisor (Note 2)                                  ----                 7,411                   8,384
Proceeds from securities sold short                                     ----                  ----                    ----
Organization expenses                                                   ----                  ----                    ----
Prepaid Expenses                                                      17,515                   359                     434
                                                            ----------------     -----------------       -----------------
                                                            $    392,602,421        $    7,496,505          $    8,426,531
                                                            ----------------     -----------------       -----------------

LIABILITIES:
Securities sold short,
  at market (proceeds $116,397,420)                                     ----                  ----                    ----
Payables:
  Investment securities payable                                    4,885,161               301,803                    ----
  Fund shares redeemed                                               393,222                 4,253                    ----
  Short sales closed                                                    ----                  ----                    ----
  Payable to affiliates and directors (Note 2)                         2,027                   277                     277
Accrued liabilities                                                  137,931                    47                      55
                                                            ----------------     -----------------       -----------------
                                                                   5,418,341               306,380                     332
                                                            ----------------     -----------------       -----------------
NET ASSETS:                                                 $    387,184,080        $    7,190,125          $    8,426,199
                                                            ----------------     -----------------       -----------------
                                                            ----------------     -----------------       -----------------
NET ASSETS CONSIST OF:
  Capital shares                                                      21,309                   702                     790
  Capital paid in                                                349,459,104             7,146,824               8,468,549
  Undistributed accumulated net
   investment income                                               2,666,550                  ----                     690
  Undistributed accumulated net
   realized gain (loss) on investments                            19,926,794              (180,711)               (147,309)
  Net unrealized appreciation
   (depreciation) on investments and short sales(Note 5)          15,110,323               223,310                 103,479
                                                            ----------------     -----------------       -----------------
                                                            $    387,184,080        $    7,190,125          $    8,426,199
                                                            ----------------     -----------------       -----------------
                                                            ----------------     -----------------       -----------------
CAPITAL SHARES, PAR VALUE $.001
  Authorized                                                     100,000,000           100,000,000             100,000,000
  Outstanding (Note 4)                                            21,309,191               700,892                 790,370
                                                            ----------------     -----------------       -----------------
                                                            ----------------     -----------------       -----------------
NET ASSET VALUE PER SHARE                                   $          18.17     $           10.26       $           10.66
                                                            ----------------     -----------------       -----------------
                                                            ----------------     -----------------       -----------------


                                                                  THE CRABBE HUSON                 THE CRABBE HUSON
                                                                   U.S. GOVERNMENT                      REAL ESTATE
                                                                      MONEY MARKET                       INVESTMENT
                                                                        FUND, INC.                       FUND, INC.
                                                                  ----------------                 ----------------
ASSETS:
Investment securities,
  at market (cost $26,215,041; $789,902,314;
  $127,582,027; $371,004,735; $6,754,759;
  $8,185,803; $54,495,710 and $19,605,304
  respectively)                                                    $    54,495,710                  $    18,628,200
Cash                                                                       233,521                           99,391
Deposits with brokers for securities sold short                               ----                             ----
Receivables:
  Dividends and Interest                                                       646                          110,797
  Fund shares sold                                                            ----                            7,204
  Investment securities sold                                                  ----                          133,980
  Due from distributor (Note 2)                                               ----                             ----
  Due from investment advisor (Note 2)                                        ----                             ----
Proceeds from securities sold short                                           ----                             ----
Organization expenses                                                         ----                           89,606
Prepaid Expenses                                                             2,612                              219
                                                                  ----------------                 ----------------
                                                                   $    54,732,489                  $    19,069,397
                                                                  ----------------                 ----------------

LIABILITIES:
Securities sold short,
  at market (proceeds $116,397,420)                                           ----                             ----
Payables:
  Investment securities payable                                               ----                           74,647
  Fund shares redeemed                                                        ----                             ----
  Short sales closed                                                          ----                             ----
  Payable to affiliates and directors (Note 2)                                 778                              778
Accrued liabilities                                                         17,492                            8,458
                                                                  ----------------                 ----------------
                                                                            18,270                           83,883
                                                                  ----------------                 ----------------
NET ASSETS:                                                        $    54,714,219                  $    18,985,514
                                                                  ----------------                 ----------------
                                                                  ----------------                 ----------------
NET ASSETS CONSIST OF:
  Capital shares                                                            54,714                            1,960
  Capital paid in                                                       54,659,505                       19,720,169
  Undistributed accumulated net
   investment income                                                          ----                            7,309
  Undistributed accumulated net
   realized gain (loss) on investments                                        ----                          233,180
  Net unrealized appreciation
   (depreciation) on investments and short sales(Note 5)                      ----                         (977,104)
                                                                  ----------------                 ----------------
                                                                   $    54,714,219                  $    18,985,514
                                                                  ----------------                 ----------------
                                                                  ----------------                 ----------------
CAPITAL SHARES, PAR VALUE $.001
  Authorized                                                         2,000,000,000                    1,000,000,000
  Outstanding (Note 4)                                                  54,714,219                        1,959,931
                                                                  ----------------                 ----------------
                                                                  ----------------                 ----------------
NET ASSET VALUE PER SHARE                                         $           1.00                 $           9.69
                                                                  ----------------                 ----------------
                                                                  ----------------                 ----------------


See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
For the year ended October 31, 1995

                                                            THE OREGON                 THE                 THE
                                                             MUNICIPAL        CRABBE HUSON        CRABBE HUSON
                                                                  BOND             SPECIAL    ASSET ALLOCATION
                                                             FUND, INC.          FUND, INC.          FUND, INC.
                                                      -----------------   -----------------   -----------------
INVESTMENT INCOME
  Interest                                                $  1,455,231        $ 18,261,908        $  3,701,179
  Dividends (net of foreign taxes withheld of
   $0; $3,347; $18,635; $55,166; $0; $0; $0; and
   $0 respectively)                                                 --           4,558,333           1,226,139
                                                      -----------------   -----------------   -----------------
                                                             1,455,231          22,820,241           4,927,318
                                                      -----------------   -----------------   -----------------
EXPENSES
  Investment advisory fees (Note 2)                            134,042           5,398,048           1,183,215
  Transfer agent                                                32,241             953,607             115,803
  Printing                                                      10,074             269,190              35,347
  Postage                                                        7,606             200,609              25,533
  Custody                                                        2,860              54,216              18,637
  Legal                                                          3,836             140,115              26,247
  Auditing                                                       5,081              43,092              11,792
  Insurance                                                      1,254              27,016               5,467
  Directors' fees                                                3,118               8,118               8,113
  Registration fees                                              1,067             203,324              28,117
  Amortization of organization expenses                             --                  --                  --
  Miscellaneous                                                  3,992             194,903              19,119
  Distribution fees (Note 2)                                    61,567           1,701,991             303,887
  Administration                                                16,852              57,617              33,456
  Short sales dividends                                             --             286,184                  --
                                                      -----------------   -----------------   -----------------
                                                               283,590           9,538,030           1,814,733
  Fees waived by investment advisor (Note 2)                   (20,866)               (697)            (14,567)
  Expenses reimbursed by investment advisor (Note 2)                --                  --                  --
                                                      -----------------   -----------------   -----------------
NET EXPENSES                                                   262,724           9,537,333           1,800,166
                                                      -----------------   -----------------   -----------------
NET INVESTMENT INCOME                                        1,192,507          13,282,908           3,127,152
                                                      -----------------   -----------------   -----------------
REALIZED AND UNREALIZED GAIN:
  Net realized gain (loss) on investments                        3,019          31,170,355          11,435,123
  Net change in unrealized appreciation
  or depreciation of investments and short sales             1,454,370         (51,415,104)             20,021
                                                      -----------------   -----------------   -----------------
NET GAIN (LOSS) ON INVESTMENTS                               1,457,389         (20,244,749)         11,455,144
                                                      -----------------   -----------------   -----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                               $  2,649,896       ($  6,961,841)       $ 14,582,296
                                                      -----------------   -----------------   -----------------
                                                      -----------------   -----------------   -----------------
See accompanying notes to financial statements.

                                                                                                 THE CRABBE HUSON  THE CRABBE HUSON
                                                         THE               THE  THE CRABBE HUSON  U.S. GOVERNMENT       REAL ESTATE
                                                CRABBE HUSON      CRABBE HUSON   U.S. GOVERNMENT     MONEY MARKET        INVESTMENT
                                            EQUITY FUND, INC. INCOME FUND, INC. INCOME FUND, INC.       FUND, INC.       FUND, INC.
                                            ----------------  ----------------  ---------------- ----------------  ----------------
INVESTMENT INCOME
  Interest                                      $  3,253,320        $  398,333       $  487,929      $  2,990,307         $  20,613
  Dividends (net of foreign taxes
  withheld of $0; $3,347; $18,635;
  $55,166; $0; $0; $0; and $0
  respectively)                                    4,154,003            11,688               --                --         1,139,451
                                            ----------------  ----------------  ---------------- ----------------  ----------------
                                                   7,407,323           410,021          487,929         2,990,307         1,160,064
                                            ----------------  ----------------  ---------------- ----------------  ----------------
EXPENSES
  Investment advisory fees (Note 2)                2,471,465            49,011           43,576           253,198           190,619
  Transfer agent                                     299,262            28,160           27,224            67,713            53,365
  Printing                                            79,105             6,057            5,146            25,002             6,313
  Postage                                             53,732             3,328            3,200            20,094             4,249
  Custody                                             30,335             2,294            1,817             8,789             2,960
  Legal                                               57,142             1,938            2,392            10,985             9,089
  Auditing                                            19,826             3,479            3,688             6,134             4,741
  Insurance                                           11,152               294              414             2,157               869
  Directors' fees                                      8,118             1,118            1,118             3,118             3,118
  Registration fees                                   84,568            19,398           20,464            37,880            20,584
  Amortization of organization expenses                   --                --               --                --            10,868
  Miscellaneous                                       80,371             2,827            3,944            19,022             5,085
  Distribution fees (Note 2)                         621,908            16,337           21,788           126,599            47,655
  Administration                                      23,057               551              726             4,090             1,603
  Short sales dividends                                   --                --               --                --                --
                                            ----------------  ----------------  ---------------- ----------------  ----------------
                                                   3,840,041           134,792          135,497           584,781           361,118
  Fees waived by investment advisor (Note 2)              --           (49,011)         (43,576)         (230,305)          (75,190)
  Expenses reimbursed by investment
   advisor (Note 2)                                       --           (33,287)         (26,493)               --                --
                                            ----------------  ----------------  ---------------- ----------------  ----------------
NET EXPENSES                                       3,840,041            52,494           65,428           354,476           285,928
                                            ----------------  ----------------  ---------------- ----------------  ----------------
NET INVESTMENT INCOME                              3,567,282           357,527          422,501         2,635,831           874,136
                                            ----------------  ----------------  ---------------- ----------------  ----------------
REALIZED AND UNREALIZED GAIN:
  Net realized gain (loss) on investments         19,596,449           108,710            7,624                --            51,165
  Net change in unrealized appreciation
   or depreciation of investments and
   short sales                                     9,278,013           304,184          324,469                --           565,011
                                            ----------------  ----------------  ---------------- ----------------  ----------------
NET GAIN (LOSS) ON INVESTMENTS                    28,874,462           412,894          332,093                --           616,176
                                            ----------------  ----------------  ---------------- ----------------  ----------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $ 32,441,744         $ 770,421        $ 754,594       $ 2,635,831       $ 1,490,312
                                            ----------------  ----------------  ---------------- ----------------  ----------------
                                            ----------------  ----------------  ---------------- ----------------  ----------------
See accompanying notes to financial statements.

CRABBE HUSON FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 THE OREGON                        THE CRABBE HUSON
                                                                   MUNICIPAL BOND FUND, INC.                      SPECIAL FUND, INC.
                                                       ------------------------------------    ------------------------------------
                                                             YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                       OCTOBER 31, 1995    OCTOBER 31, 1994    OCTOBER 31, 1995    OCTOBER 31, 1994
                                                       ------------------------------------    ------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
  Net investment income                                 $    1,192,507      $    1,335,320      $   13,282,908      $      396,099
  Net realized gain (loss) on investments                        3,019             151,835          31,170,355          11,534,530
  Net change in unrealized appreciation
   or depreciation of investments and short sales            1,454,370          (2,209,050)        (51,415,104)          8,747,502
                                                       -----------------------------------     -----------------------------------
  Increase (decrease) in net assets
   resulting from operations                                 2,649,896            (721,895)         (6,961,841)         20,678,131
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                (1,192,507)         (1,335,320)         (1,107,597)                 --
  In excess of net investment income                                --                (770)                 --                  --
  From net realized gain on investments                       (151,835)            (22,243)        (11,710,943)           (687,990)
  In excess of net realized gain on investments                     --                  --                  --                  --
CAPITAL SHARE TRANSACTIONS, NET (Note 4)                    (2,280,911)          1,717,846         578,529,362         276,003,800
                                                       -----------------------------------     -----------------------------------
  Total increase (decrease) in net assets                     (975,357)           (362,382)        558,748,981         295,993,941
FUND NET ASSETS, BEGINNING OF PERIOD                        29,045,728          29,408,110         319,810,853          23,816,912
                                                       -----------------------------------     -----------------------------------
FUND NET ASSETS, END OF PERIOD                          $   28,070,371      $   29,045,728      $  878,559,834      $  319,810,853
                                                       -----------------------------------     -----------------------------------
                                                       -----------------------------------     -----------------------------------



                                                                                                                   THE CRABBE HUSON
                                                                           THE CRABBE HUSON                         U.S. GOVERNMENT
                                                                           INCOME FUND, INC.                       INCOME FUND, INC.
                                                       ------------------------------------    ------------------------------------
                                                             YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                       OCTOBER 31, 1995    OCTOBER 31, 1994    OCTOBER 31, 1995    OCTOBER 31, 1994
                                                       ------------------------------------    ------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
  Net investment income                                 $      357,527      $      288,002      $      422,501      $      449,352
  Net realized gain on investments                             108,710            (283,625)              7,624            (148,628)
  Net change in unnrealized appreciation
   or depreciation of investments and short sales              304,184            (169,542)            324,469            (480,026)
                                                       -----------------------------------     -----------------------------------
  Increase (decrease) in net assets
   resulting from operations                                   770,421            (165,165)            754,594            (179,302)
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                  (357,527)           (288,002)           (422,501)           (449,352)
  In excess of net investment income                           (17,066)             (4,622)             (9,331)             (3,373)
  From net realized gain on investments                             --            (156,271)                 --            (108,276)
  In excess of net realized gain on investments                     --                  --                  --                  --
CAPITAL SHARE TRANSACTIONS, NET (Note 4)                     1,520,890             190,912          (1,145,775)         (1,228,397)
                                                       -----------------------------------     -----------------------------------
  Total increase (decrease) in net assets                    1,916,718            (423,148)           (823,013)         (1,968,700)
FUND NET ASSETS, BEGINNING OF PERIOD                         5,273,407           5,696,555           9,249,212          11,217,912
                                                       -----------------------------------     -----------------------------------
FUND NET ASSETS, END OF PERIOD                          $    7,190,125      $    5,273,407      $    8,426,199      $    9,249,212
                                                       -----------------------------------     -----------------------------------
                                                       -----------------------------------     -----------------------------------


See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS


                                                                           THE CRABBE HUSON                        THE CRABBE HUSON
                                                                 ASSET ALLOCATION FUND, INC.                       EQUITY FUND, INC.
                                                       ------------------------------------    ------------------------------------
                                                             YEAR ENDED          YEAR ENDED          YEAR ENDED          YEAR ENDED
                                                       OCTOBER 31, 1995    OCTOBER 31, 1994    OCTOBER 31, 1995    OCTOBER 31, 1994
                                                       ------------------------------------    ------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
  Net investment income                                 $    3,127,152      $    2,402,334      $    3,567,282        $    940,474
  Net realized gain (loss) on investments                   11,435,123           4,008,708          19,596,449           2,406,325
  Net change in unrealized appreciation
   or depreciation of investments and short sales               20,021          (3,975,212)          9,278,013           1,406,726
                                                       -----------------------------------     -----------------------------------
  Increase (decrease) in net assets
   resulting from operations                                14,582,296           2,435,830          32,441,744           4,753,525
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                (3,090,031)         (2,313,253)         (1,413,080)           (170,079)
  In excess of net investment income                                --                  --                  --                  --
  From net realized gain on investments                     (4,120,955)         (4,683,410)         (2,376,723)         (1,800,301)
  In excess of net realized gain on investments                     --                  --                  --                  --
CAPITAL SHARE TRANSACTIONS, NET (Note 4)                    19,006,962          29,322,601         205,426,843         115,801,985
                                                       -----------------------------------     -----------------------------------
  Total increase (decrease) in net assets                   26,378,272          24,761,768         234,078,784         118,585,130
FUND NET ASSETS, BEGINNING OF PERIOD                       110,151,785          85,390,017         153,105,296          34,520,166
                                                       -----------------------------------     -----------------------------------
FUND NET ASSETS, END OF PERIOD                          $  136,530,057      $  110,151,785      $  387,184,080      $  153,105,296
                                                       -----------------------------------     -----------------------------------
                                                       -----------------------------------     -----------------------------------


                                                                           THE CRABBE HUSON                        THE CRABBE HUSON
                                                                            U.S. GOVERNMENT                             REAL ESTATE
                                                                     MONEY MARKET FUND, INC.                   INVESTMENT FUND, INC.
                                                       ------------------------------------    ------------------------------------
                                                             YEAR ENDED          YEAR ENDED          YEAR ENDED        PERIOD ENDED
                                                       OCTOBER 31, 1995    OCTOBER 31, 1994    OCTOBER 31, 1995    OCTOBER 31, 1994*
                                                       ------------------------------------    ------------------------------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
  Net investment income                                 $    2,635,831        $    731,382        $    874,136        $    598,957
  Net realized gain on investments                                  --                  --              51,165             206,890
  Net change in unnrealized appreciation
   or depreciation of investments and short sales                   --                  --             565,011          (1,550,914)
                                                       -----------------------------------     -----------------------------------
  Increase (decrease) in net assets
   resulting from operations                                 2,635,831             731,382           1,490,312            (745,067)
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                                (2,635,831)           (731,382)           (862,995)           (373,869)
  In excess of net investment income                                --                  --                  --                  --
  From net realized gain on investments                             --                  --            (240,802)                 --
  In excess of net realized gain on investments                     --                  --                  --                  --
CAPITAL SHARE TRANSACTIONS, NET (Note 4)                    22,331,667          17,598,059             319,499          19,298,436
                                                       -----------------------------------     -----------------------------------
  Total increase (decrease) in net assets                   22,331,667          17,598,059             706,014          18,179,500
FUND NET ASSETS, BEGINNING OF PERIOD                        32,382,552          14,784,493          18,279,500             100,000
                                                       -----------------------------------     -----------------------------------
FUND NET ASSETS, END OF PERIOD                          $   54,714,219      $   32,382,552      $   18,985,514      $   18,279,500
                                                       -----------------------------------     -----------------------------------
                                                       -----------------------------------     -----------------------------------


*For the period from April 4, 1994 (commencement of operations) to October 31, 1994.

                             CRABBE HUSON FUNDS

                        NOTES TO FINANCIAL STATEMENTS
                               October 31, 1995

NOTE 1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION: The Oregon Municipal Bond Fund, Inc. is registered under the Investment Company Act of 1940, as amended, as an open-end non-diversified investment company. The Crabbe Huson Special Fund, Inc., The Crabbe Huson Asset Allocation Fund, Inc., The Crabbe Huson Equity Fund, Inc., The Crabbe Huson Income Fund, Inc., The Crabbe Huson U.S. Government Income Fund, Inc., The Crabbe Huson U.S. Government Money Market Fund, Inc. and The Crabbe Huson Real Estate Investment Fund, Inc. are registered under the Investment Company Act of 1940, as amended, as open-end diversified investment companies.

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of financial statements.

SECURITY VALUATION--THE CRABBE HUSON U.S. GOVERNMENT MONEY MARKET FUND, INC.:
The Fund seeks to maintain a constant net asset value of $1.00 and values its assets using the amortized cost method by adjusting the cost of each security for accretion of discount or amortization of premium.

SECURITY VALUATION--OTHER FUNDS: Securities listed or traded on a registered securities exchange are valued at the last price on the date of the computation. This includes over-the-counter securities for which last sale information is available. Where last sale information is not available, the best bid price is used. Securities and assets for which market quotations are not readily available are valued at fair market value as determined in good faith by or under the direction of the Board of Directors of the Funds. Cash equivalents relating to Firm Commitment Purchase Agreements are segregated by the custodian and may not be sold while the current commitment is outstanding.

SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Interest income is recorded daily on the accrual basis. Interest income consists of interest accrued plus the accretion of original issue discount and minus the amortization of investment premium, both calculated on an effective interest basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Net realized gains and losses on investments are computed on the first-in, first-out, method.

DIVIDENDS AND DISTRIBUTIONS: The Oregon Municipal Bond Fund, Inc. declares dividends from its net investment income each business day. The net investment income for Saturdays, Sundays and holidays is declared as a dividend on the next business day. Declared dividends are accrued through the last business day of each month and are distributed on that date. Net capital gains realized by the Fund, if any, are declared and distributed on an annual basis, usually in December.

The Crabbe Huson Special Fund, Inc. and The Crabbe Huson Equity Fund, Inc. expect to declare and distribute to shareholders, once a year in December, substantially all of the net investment income and net realized capital gains, if any.

The Crabbe Huson Asset Allocation Fund, Inc. and The Crabbe Huson Real Estate Investment Fund, Inc. expect to declare and distribute dividends from net investment income on the last business day of each fiscal quarter. Net capital gains realized by the Funds, if any, are declared and distributed on an annual basis, usually in December.

The Crabbe Huson Income Fund, Inc. and The Crabbe Huson U.S. Government Income Fund, Inc. declare and distribute dividends from net investment income on the last business day of each month. Net capital gains realized by the Funds, if any, are declared and distributed on an annual basis, usually in December.

The Crabbe Huson U.S. Government Money Market Fund, Inc. declares dividends from its net investment income each business day. The net investment income for Saturdays, Sundays and holidays is declared as a dividend on the prior business day. Declared dividends are accrued through the last business day of each month and are distributed on that date. Net capital gains realized by the Fund, if any, are declared and distributed on an annual basis, usually in December.

SHORT SALES: Crabbe Huson Special Fund during the year sold securities short. A short sale is effected when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in the hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security. The Fund is then obligated to return the security to the lender, and therefore it must subsequently purchase the same security.

When the Special Fund makes a short sale, it must leave the proceeds from the short sale with the broker, and it must deposit with the broker a certain amount of cash or government securities to collateralize its obligation to replace the borrowed securities which have been sold.

                             CRABBE HUSON FUNDS

                              October 31, 1995

SHORT SALES - (CONTINUED): In addition, the Fund must put in a segregated account (with the Fund's custodian) an amount of cash or U.S. Government securities equal to the difference between the market value of the securities sold short at the time they were sold short and any cash or government securities deposited as collateral with the broker in connection with the short sale (not including the proceeds from the short sale). Furthermore, until the Fund replaces the borrowed security, it must daily maintain the segregated account at a level so that (1) the amount deposited in it plus the amount deposited with the broker (not including the proceeds from the short sale) will equal the current market value of the securities sold short, (2) the amount deposited in it plus the amount deposited with the broker (not including the proceeds from the short sale) will not be less than the market value of the securities at the time they were sold short. As a result of these requirements, the Special Fund will not gain any leverage merely by selling short, except to the extent that it earns interest on the immobilized cash or government securities while also being subject to the possibility of gain or loss from the securities sold short. The amount of the Special Fund's net assets that will at any time be in the type of deposits described above (that is, collateral deposits or segregated accounts) will not exceed 25%.

OPTIONS: The Special, Real Estate, Equity, Asset Allocation and Income Funds may write call options on securities they own or have the right to acquire, and may purchase put and call options on individual securities and indexes written by others. The purchase of any of these instruments can result in the entire loss on the investment in that particular instrument or, in the case of writing covered options, can limit the opportunity to earn a profit on the underlying security.

When an option is written (sold), an amount equal to the premium received is recorded as a liability. The amount of liability is adjusted daily to reflect the current market value of the option written. When an option written by the Fund, expires on its stipulated expiration date, the Fund realizes a gain equal to the net premium received for the option. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss equal to the difference between the cost of a closing purchase transaction and the premium received when the call option was written. In the case of either expiration of a written option or a closing purchase transaction, the liability related to such option is extinguished.

Call or put options purchased are accounted for in the same manner as marketable portfolio securities. When a call or put option is exercised, the proceeds from the underlying securities bought or sold are decreased by the premium paid in determining the gain or loss.

Options on stock indexes differ from options on securities in that the exercise of an option on a stock index does not involve delivery of the actual underlying security and are settled in cash only.

During the year the Crabbe Huson Special Fund, Inc. purchased put options. Outstanding put options at October 31, 1995 are disclosed in the schedule of investments.

ORGANIZATION COSTS: Expenses incurred in connection with the organization of the Funds are amortized over a sixty-month period. The amortization is calculated based upon the projected growth in net assets of the Funds. As of October 31, 1995 organization costs for all Funds except for The Crabbe Huson Real Estate Investment Fund, Inc. have been fully amortized. The Crabbe Huson Real Estate Investment Fund, Inc. has amortized $10,868 through October 31, 1995. The Crabbe Huson Group, Inc., the Fund's investment advisor, has agreed that, in the event any of the initial shares are redeemed during the 60-month period for amortizing the Fund's organization costs, the Fund will be reimbursed by the investment advisor for the unamortized balances of such costs in the same proportion as the number of shares reduced bears to the number of initial shares outstanding at the time of redemption.

REORGANIZATION COSTS: On July 7, 1995 the Board of Directors approved the reorganization of the Oregon Municipal Bond Fund, Inc., The Crabbe Huson Special Fund, Inc., The Crabbe Huson Asset Allocation Fund, Inc. The Crabbe Huson Equity Fund, Inc., The Crabbe Huson Income Fund, Inc., The Crabbe Huson U.S. Government Income Fund, Inc., The Crabbe Huson U.S. Government Money Market Fund, Inc. and The Crabbe Huson Real Estate Investment Fund, Inc., ("the Fund") into a single Delaware business trust which will operate as a series company. The record date of this reorganization is December 20, 1995 and the costs related to the reorganization will be incurred by the Funds.

FEDERAL INCOME TAXES: It is each Fund's policy to distribute substantially all of its taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision has been made for Federal income tax or excise taxes.

                             CRABBE HUSON FUNDS

                              October 31, 1995

FEDERAL INCOME TAXES - (CONTINUED): Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the funds. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the Statement of Changes in Net Assets.

On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments have been made as shown in Table A.

NOTE 2.   INVESTMENT ADVISOR AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISOR: The Funds have entered into an investment advisory agreement with The Crabbe Huson Group, Inc. (the "Advisor"), an affiliated company. The investment advisory fee of each Fund is accrued daily and paid semi-monthly. The annual investment advisory fee for each Fund is described below:

                  THE CRABBE HUSON ASSET ALLOCATION FUND, INC.
                       THE CRABBE HUSON SPECIAL FUND, INC.
                       THE CRABBE HUSON EQUITY FUND, INC.
               THE CRABBE HUSON REAL ESTATE INVESTMENT FUND, INC.

                  1.00% of daily net assets up to $100,000,000
       .85 of 1% of daily net assets between $100,000,000 and $500,000,000
                 .60 of 1% of daily net assets over $500,000,000

                       THE CRABBE HUSON INCOME FUND, INC.

                .75 of 1% of daily net assets up to $100,000,000
                .60 of 1% of daily net assets up to $500,000,000
                .50 of 1% of daily nets assets over $500,000,000

                 THE CRABBE HUSON U.S. GOVERNMENT INCOME FUND, INC.
            THE CRABBE HUSON U.S. GOVERNMENT MONEY MARKET FUND, INC.
                      THE OREGON MUNICIPAL BOND FUND, INC.

                .50 of 1% of daily net assets up to $500,000,000
      .45 of 1% of daily net assets between $500,000,000 and $1,000,000,000
                .40 of 1% of daily net assets over $1,000,000,000

The Advisor has voluntarily agreed to waive its management fee and/or reimburse each Fund for the amount, if any, by which the total operating and management expenses of such Fund (including the Advisor's compensation and any amounts paid pursuant to the participating Funds' Rule 12b-1 plan but excluding interest, taxes, brokerage fees and commissions, and extraordinary expenses) exceed certain annual rates applied to the average daily net assets of the Funds.

The annual expense limit for each Fund is listed below:

The Oregon Municipal Bond Fund, Inc.                   0.98%
The Crabbe Huson Special Fund, Inc.                    1.50%
The Crabbe Huson Asset Allocation Fund, Inc.           1.50%
The Crabbe Huson Equity Fund, Inc.                     1.50%
The Crabbe Huson Income Fund, Inc.                     0.80%
The Crabbe Huson U.S. Government Income Fund, Inc. 0.75% The Crabbe Huson U.S. Government Money
     Market Fund, Inc.                                 0.70%
The Crabbe Huson Real Estate Investment Fund, Inc.     1.50%

DISTRIBUTOR: The Funds have entered into a distribution agreement with Crabbe Huson Securities, Inc. (the "Distributor"), an affiliated company. Under the Distribution Plan, each of the participating Funds may pay up to 1/4 of 1% of such Fund's average daily net assets to the Distributor as reimbursement for its actual expenses incurred in the distribution and promotion of such Fund's shares.

------------------------------------------------------------------------------------------------------------------------------
TABLE A                                                                         UNDISTRIBUTED            UNDISTRIBUTED
                                                                                ACCUMULATED              ACCUMULATED NET
                                                            CAPITAL             NET INVESTMENT           REALIZED GAIN ON
                                                            PAID IN             INCOME                   INVESTMENTS
                                                            -------------       --------------           ---------------------

The Oregon Municipal Bond Fund, Inc.                                  --                   --                           --
The Crabbe Huson Special Fund, Inc.                         $     79,005        $    (726,118)                $    647,113
The Crabbe Huson Asset Allocation Fund, Inc.                    (108,605)             (37,121)                     145,726
The Oregon Equity Fund, Inc.                                      29,829             (360,174)                     330,345
The Crabbe Huson Income Fund, Inc.                                38,846               17,066                      (55,912)
The Crabbe Huson U.S. Government Income Fund, Inc.                (3,715)              10,021                       (6,306)
The Crabbe Huson U.S. Government Money Market Fund, Inc.              --                   --                           --
The Crabbe Huson Real Estate Investment Fund, Inc.              (182,383)              (3,832)                     177,416

                             CRABBE HUSON FUNDS

                              October 31, 1995

ADMINISTRATOR: State Street Bank and Trust Company (the "Administrator") serves as administrator of the Funds. The Administrator performs certain administrative services for the Funds. The Funds pays the Administrator a fee at the rate of 0.06% of the Fund's average net assets up to $500 million, 0.03% of the next $500 million, and 0.01% of those assets in excess of $1 billion, plus certain out of pocket costs.

DIRECTORS FEES: As of October 31, 1995, fees payable to the disinterested directors were $778, $1,027, $2,027, $2,027, $277, $277, $778 and $778 for The
Oregon Municipal Bond Fund, Inc., The Crabbe Huson Special Fund, Inc., The Crabbe Huson Asset Allocation Fund, Inc., The Crabbe Huson Equity Fund, Inc., The Crabbe Huson Income Fund, Inc., The Crabbe Huson U.S. Government Income Fund, Inc., The Crabbe Huson U.S. Government Money Market Fund, Inc. and The Crabbe Huson Real Estate Investment Fund, Inc., respectively.

     NOTE 3.   DISTRIBUTIONS TO SHAREHOLDERS (Unaudited)

THE OREGON MUNICIPAL BOND FUND, INC. Of the Fund's distributions paid to shareholders from net investment income during the fiscal year ended October 31, 1995, 99.3% was attributable to investments in municipal bonds issued by the state of Oregon and its political subdivisions, agencies authorities and instrumentalities and other municipal securities.

THE CRABBE HUSON SPECIAL FUND, INC. Of the Fund's net investment income earned during the fiscal year ended October 31, 1995, 22.6% was attributable to investments in direct or indirect debt obligations of the United States Government, or its agencies or instrumentalities.

THE CRABBE HUSON ASSET ALLOCATION FUND, INC. Of the Fund's net investment income earned during the fiscal year ended October 31, 1995, 60.1% was attributable to investments in direct or indirect debt obligations of the United States Government, or its agencies or instrumentalities.

THE CRABBE HUSON EQUITY FUND, INC. Of the Fund's net investment income earned during the fiscal year ended October 31, 1995, 40.9% was attributable to investments in direct or indirect debt obligations of the United States Government, or its agencies or instrumentalities.

THE CRABBE HUSON INCOME FUND, INC. Of the Fund's net investment income earned during the fiscal year ended October 31, 1995, 50.4% was attributable to investments in direct or indirect debt obligations of the United States Government, or its agencies or instrumentalities.

THE CRABBE HUSON U.S. GOVERNMENT INCOME FUND, INC. Of the Fund's net investment income earned during the fiscal year ended October 31, 1995, 95.8% was attributable to investments in direct or indirect debt obligations of the United States Government, or its agencies or instrumentalities.

THE CRABBE HUSON U.S. GOVERNMENT MONEY MARKET FUND, INC. Of the Fund's net investment income earned during the fiscal year ended October 31, 1995, 98.2% was attributable to investments in direct or indirect debt obligations of the United States Government, or its agencies or instrumentalities.

THE CRABBE HUSON REAL ESTATE INVESTMENT FUND, INC. Of the Fund's net investment income earned during the fiscal year ended October 31, 1995, none was attributable to investments in direct or indirect debt obligations of the United States Government, or its agencies or instrumentalities.

On December 6, 1995 the following distributions were declared from net realized capital gains from investment transactions. The dividend was paid on December 6, 1995, to shareholders of record on December 5, 1995, as shown in Table B.


------------------------------------------------------------------------------------------------------------------------------------
TABLE B                                                               PER SHARE                               DOLLARS
                                                       -----------------------------------------------------------------------------
                                                           SHORT-TERM       LONG-TERM            SHORT-TERM           LONG-TERM
                                                          CAPITAL GAIN     CAPITAL GAIN         CAPITAL GAIN        CAPITAL GAIN
                                                        DISTRIBUTION (1)   DISTRIBUTION       DISTRIBUTION (1)      DISTRIBUTION
                                                       -----------------------------------------------------------------------------
The Oregon Municipal Bond Fund, Inc.                            --                 --                   --                  --
The Crabbe Huson Special Fund, Inc.                         0.3764             0.1983          $23,686,427         $12,479,000
The Crabbe Huson Asset Allocation Fund, Inc.                0.5232             0.6046            5,306,597           6,131,818
The Crabbe Huson Equity Fund, Inc.                          0.6038             0.3385           13,191,040           7,394,039
The Crabbe Huson Income Fund, Inc.                              --                 --                   --                  --
The Crabbe Huson U.S. Government Income Fund, Inc.              --                 --                   --                  --
The Crabbe Huson Real Estate Investment Fund, Inc.          0.1225                 --              238,364                  --

(1)Short-term capital gains are taxable to shareholders as ordinary income dividends.

                                October 31, 1995


NOTE 4.  CAPITAL SHARE TRANSACTIONS
Transactions in capital shares of the Funds were as follows:

                                                                                                    THE OREGON
                                                                                      MUNICIPAL BOND FUND, INC.
                                       ------------------------------------------------------------------------
                                                                SHARES                                  AMOUNT
                                       ------------------------------------------------------------------------
                                              YEAR                YEAR                YEAR                YEAR
                                             ENDED               ENDED               ENDED               ENDED
                                        OCTOBER 31,         OCTOBER 31,         OCTOBER 31,         OCTOBER 31,
                                              1995                1994                1995                1994
                                       ------------------------------------------------------------------------
Shares sold                                552,364             858,058         $ 6,744,052         $10,795,284
Shares issued in
 reinvestment of dividends                  73,838              85,380             906,976           1,057,544
                                       ------------------------------------------------------------------------
                                           626,202             943,438           7,651,028          11,852,828
Shares redeemed                           (822,850)           (818,671)         (9,931,939)        (10,134,982)
                                       ------------------------------------------------------------------------
Net increase (decrease)                   (196,648)            124,767        ($ 2,280,911)        $ 1,717,846
                                       ------------------------------------------------------------------------
                                       ------------------------------------------------------------------------

                                                                                              THE CRABBE HUSON
                                                                                                        INCOME
                                                                                                     FUND, INC.
                                       ------------------------------------------------------------------------
                                                                SHARES                                  AMOUNT
                                       ------------------------------------------------------------------------
                                              YEAR                YEAR                YEAR                YEAR
                                             ENDED               ENDED               ENDED               ENDED
                                        OCTOBER 31,         OCTOBER 31,         OCTOBER 31,         OCTOBER 31,
                                              1995                1994                1995                1994
                                       ------------------------------------------------------------------------

Shares sold                                398,837             323,868          $3,890,790          $3,312,857
Shares issued in
 reinvestment of dividends                  33,473              28,426             329,268             289,053
                                       ------------------------------------------------------------------------
                                           432,310             352,294           4,220,058           3,601,910
Shares redeemed                           (274,572)           (338,813)         (2,699,168)         (3,410,998)
                                       ------------------------------------------------------------------------
Net increase (decrease)                    157,738              13,481          $1,520,890          $  190,912
                                       ------------------------------------------------------------------------
                                       ------------------------------------------------------------------------

                                                                                              THE CRABBE HUSON
                                                                                             SPECIAL FUND, INC.
                                       ------------------------------------------------------------------------
                                                                SHARES                                  AMOUNT
                                       ------------------------------------------------------------------------
                                              YEAR                YEAR                YEAR                YEAR
                                             ENDED               ENDED               ENDED               ENDED
                                        OCTOBER 31,         OCTOBER 31,         OCTOBER 31,         OCTOBER 31,
                                              1995                1994                1995                1994
                                       ------------------------------------------------------------------------

Shares sold                             65,374,197          23,946,462        $928,135,711        $318,927,086
Shares issued in
 reinvestment of dividends                  78,213              51,007           1,030,774             610,047
                                       ------------------------------------------------------------------------
                                        65,452,410          23,997,469         929,166,485         319,537,133
Shares redeemed                        (24,491,886)         (3,303,144)       (350,637,123)        (43,533,333)
                                       ------------------------------------------------------------------------
Net increase (decrease)                 40,960,524          20,694,325        $578,529,362        $276,003,800
                                       ------------------------------------------------------------------------
                                       ------------------------------------------------------------------------

                                                                                              THE CRABBE HUSON
                                                                                               U.S. GOVERNMENT
                                                                                              INCOME FUND, INC.
                                       ------------------------------------------------------------------------
                                                                SHARES                                  AMOUNT
                                       ------------------------------------------------------------------------
                                              YEAR                YEAR                YEAR                YEAR
                                             ENDED               ENDED               ENDED               ENDED
                                        OCTOBER 31,         OCTOBER 31,         OCTOBER 31,         OCTOBER 31,
                                              1995                1994                1995                1994
                                       ------------------------------------------------------------------------
Shares sold                                320,552             318,425          $3,315,281          $3,370,107
Shares issued in
 reinvestment of dividends                  33,757              46,002             351,187             488,454
                                       ------------------------------------------------------------------------
                                           354,309             364,427           3,666,468           3,858,561
Shares redeemed                           (464,645)           (480,229)         (4,812,243)         (5,086,958)
                                       ------------------------------------------------------------------------
Net increase (decrease)                   (110,336)           (115,802)        ($1,145,775)        ($1,228,397)
                                       ------------------------------------------------------------------------
                                       ------------------------------------------------------------------------


                                                                                        THE CRABBE HUSON ASSET
                                                                                          ALLOCATION FUND, INC.
                                       ------------------------------------------------------------------------
                                                                SHARES                                  AMOUNT
                                       ------------------------------------------------------------------------
                                              YEAR                YEAR                YEAR                YEAR
                                             ENDED               ENDED               ENDED               ENDED
                                        OCTOBER 31,         OCTOBER 31,         OCTOBER 31,         OCTOBER 31,
                                              1995                1994                1995                1994
                                       ------------------------------------------------------------------------
Shares sold                              3,651,020           4,625,388         $47,567,984         $60,156,367
Shares issued in
 reinvestment of dividends                 213,856             460,871           2,807,183           5,964,138
                                       ------------------------------------------------------------------------
                                         3,864,876           5,086,259          50,375,167          66,120,505
Shares redeemed                         (2,415,859)         (2,842,271)        (31,368,205)        (36,797,904)
                                       ------------------------------------------------------------------------
Net increase (decrease)                  1,449,017           2,243,988         $19,006,962         $29,322,601
                                       ------------------------------------------------------------------------
                                       ------------------------------------------------------------------------



                                                                                              THE CRABBE HUSON
                                                                                               U.S. GOVERNMENT
                                                                                        MONEY MARKET FUND, INC.
                                       ------------------------------------------------------------------------
                                                                SHARES                                  AMOUNT
                                       ------------------------------------------------------------------------
                                              YEAR                YEAR                YEAR                YEAR
                                             ENDED               ENDED               ENDED               ENDED
                                        OCTOBER 31,         OCTOBER 31,         OCTOBER 31,         OCTOBER 31,
                                              1995                1994                1995                1994
                                       ------------------------------------------------------------------------
Shares sold                            166,147,604          99,391,599        $166,147,604         $99,391,599
Shares issued in
 reinvestment of dividends               1,738,682             391,037           1,738,682             391,037
                                       ------------------------------------------------------------------------
                                       167,886,286          99,782,636         167,886,286          99,782,636
Shares redeemed                       (145,554,619)        (82,184,578)       (145,554,619)        (82,184,578)
                                       ------------------------------------------------------------------------
Net increase (decrease)                 22,331,667          17,598,058        $ 22,331,667         $17,598,058
                                       ------------------------------------------------------------------------
                                       ------------------------------------------------------------------------


                                                                                              THE CRABBE HUSON
                                                                                              EQUITY FUND, INC.
                                       ------------------------------------------------------------------------
                                                                SHARES                                  AMOUNT
                                       ------------------------------------------------------------------------
                                              YEAR                YEAR                YEAR                YEAR
                                             ENDED               ENDED               ENDED               ENDED
                                        OCTOBER 31,         OCTOBER 31,         OCTOBER 31,         OCTOBER 31,
                                              1995                1994                1995                1994
                                       ------------------------------------------------------------------------
Shares sold                             16,135,368           8,303,990        $277,119,565        $134,306,739
Shares issued in
 reinvestment of dividends                  79,947             105,277           1,237,639           1,635,783
                                       ------------------------------------------------------------------------
                                        16,215,315           8,409,267         278,357,204         135,942,522
Shares redeemed                         (4,218,957)         (1,243,034)        (72,930,361)        (20,140,537)
                                       ------------------------------------------------------------------------
Net increase (decrease)                 11,996,358           7,166,233        $205,426,843        $115,801,985
                                       ------------------------------------------------------------------------
                                       ------------------------------------------------------------------------

                                                                                              THE CRABBE HUSON
                                                                                                   REAL ESTATE
                                                                                          INVESTMENT FUND, INC.
                                       ------------------------------------------------------------------------
                                                                SHARES                                  AMOUNT
                                       ------------------------------------------------------------------------
                                              YEAR                YEAR                YEAR                YEAR
                                             ENDED               ENDED               ENDED               ENDED
                                        OCTOBER 31,         OCTOBER 31,         OCTOBER 31,         OCTOBER 31,
                                              1995                1994                1995                1994
                                       ------------------------------------------------------------------------
Shares sold                                821,200           2,006,502          $7,937,889         $20,250,921
Shares issued in
 reinvestment of dividends                  36,962              33,284             357,391             323,473
                                       ------------------------------------------------------------------------
                                           858,162           2,039,786           8,295,280          20,574,394
Shares redeemed                           (822,760)           (125,257)         (7,975,781)         (1,275,958)
                                       ------------------------------------------------------------------------
Net increase (decrease)                     35,402           1,914,529          $  319,499         $19,298,436
                                       ------------------------------------------------------------------------
                                       ------------------------------------------------------------------------

*For the period from April 4, 1994 (commencement of operations) to October 31, 1994.

                               CRABBE HUSON FUNDS
                    NOTES TO FINANCIAL STATEMENTS (continued)
                                October 31, 1995


NOTE 5.  INVESTMENT TRANSACTIONS

     For the year ended October 31, 1995, The Crabbe Huson U.S. Government Money Market Fund, Inc. had aggregate security purchases and sales (including maturities) of $443,976,883 and $424,658,448, respectively. Aggregate purchases, sales and maturities for the year ended October 31, 1995 (excluding short-term securities) for the remaining funds, are as follows:


                                                      THE OREGON          THE CRABBE          THE CRABBE          THE CRABBE
                                                       MUNICIPAL               HUSON               HUSON         ASSET HUSON
                                                            BOND             SPECIAL          ALLOCATION              EQUITY
                                                       FUND, INC.          FUND, INC.          FUND, INC.          FUND, INC.
                                                  ---------------     ---------------     ---------------     ---------------
    Purchases:                                         $5,984,368        $959,620,834        $274,278,333        $397,589,397
                                                  ---------------     ---------------     ---------------     ---------------
                                                  ---------------     ---------------     ---------------     ---------------

    Sales and Maturities:                               8,735,890         572,783,341         248,155,111         200,246,630
                                                  ---------------     ---------------     ---------------     ---------------
                                                  ---------------     ---------------     ---------------     ---------------

    Gross unrealized appreciation and depreciation on securites held by the Funds at October 31, 1995 are as follows:

    Unrealized Appreciation (Depreciation):
     For book purposes
     Appreciation                                       1,399,431          65,671,560           6,773,143          27,705,429
     Depreciation                                         (33,677)       (104,877,230)         (1,946,850)        (12,595,106)
                                                  ---------------     ---------------     ---------------     ---------------
      Net unrealized appreciation (depreciation)       $1,365,754       ($ 39,205,670)      $   4,826,293       $  15,110,323
                                                  ---------------     ---------------     ---------------     ---------------
                                                  ---------------     ---------------     ---------------     ---------------

    Unrealized Appreciation (Depreciation):
     For Federal income tax purposes
     Appreciation                                       1,399,431          64,232,281           6,797,897          27,259,001
     Depreciation                                         (33,677)       (107,785,909)         (1,956,923)        (12,771,570)
                                                  ---------------     ---------------     ---------------     ---------------
      Net unrealized appreciation (depreciation)       $1,365,754       ($ 43,553,628)      $   4,840,974       $  14,487,431
                                                  ---------------     ---------------     ---------------     ---------------
                                                  ---------------     ---------------     ---------------     ---------------


                                                                          THE CRABBE                 THE
                                                      THE CRABBE           HUSON U.S.       CRABBE HUSON
                                                           HUSON          GOVERNMENT         REAL ESTATE
                                                          INCOME              INCOME          INVESTMENT
                                                       FUND, INC.          FUND, INC.          FUND, INC.
                                                  ---------------     ---------------     ---------------
    Purchases:                                        $34,477,754         $19,009,336         $11,936,969
                                                  ---------------     ---------------     ---------------
                                                  ---------------     ---------------     ---------------

    Sales and Maturities:                              32,908,584          20,219,537          10,862,375
                                                  ---------------     ---------------     ---------------
                                                  ---------------     ---------------     ---------------

    Gross unrealized appreciation and depreciation on securites held by the Funds at October 31, 1995 are as follows:

    Unrealized Appreciation (Depreciation):
     For book purposes
     Appreciation                                         223,991             107,717             636,791
     Depreciation                                            (681)             (4,238)         (1,613,895)
                                                  ---------------     ---------------     ---------------
      Net unrealized appreciation (depreciation)    $     223,310       $     103,479           ($977,104)
                                                  ---------------     ---------------     ---------------
                                                  ---------------     ---------------     ---------------

    Unrealized Appreciation (Depreciation):
     For Federal income tax purposes
     Appreciation                                         204,681             106,764             634,056
     Depreciation                                            (681)             (4,238)         (1,616,344)
                                                  ---------------     ---------------     ---------------
      Net unrealized appreciation (depreciation)    $     204,000       $     102,526           ($982,288)
                                                  ---------------     ---------------     ---------------
                                                  ---------------     ---------------     ---------------

CRABBE HUSON FUNDS

FINANCIAL HIGHLIGHTS

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
The following information has been derived from the Fund's financial statements and notes included in the 1995 Annual Report. These financial statements and the notes for the periods beginning after October 31, 1988 have been audited by KPMG Peat Marwick, LLP, whose report thereon is included with the financial statements in the Statement of Additional Information.

(a) The Fund's Fiscal Year was changed from 9/30 to 10/31, effective 10/31/87, which represents a conformed 12-month period.
(b) Computed on an annualized basis.
(c) Commencement of operations - 4/9/87.
(d) Commencement of operations - 1/31/89.
(e) Commencement of operations - 4/4/94.

THE OREGON MUNICIPAL BOND FUND, INC.


                                                            YEAR         YEAR        YEAR         YEAR         YEAR          YEAR
                                                           ENDED        ENDED       ENDED        ENDED        ENDED         ENDED
                                                         10/31/89     10/31/88  10/31/87(a)      9/30/87      9/30/86      10/31/90
                                                      -----------  -----------  -----------  -----------  -----------   -----------
NET ASSET VALUE, BEGINNING OF PERIOD                      $11.99       $12.80       $12.20       $12.14       $11.74        $11.72

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                     0.5480       0.5418       0.5683       0.6168       0.6385        0.6316
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                 0.6998      (0.8001)      0.6880       0.1521       0.4831        0.0522
                                                      -----------  -----------  -----------  -----------  -----------   -----------
    TOTAL FROM INVESTMENT OPERATIONS                      1.2478      (0.2583)      1.2563       0.7689       1.1216        0.6838

LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                  0.5480       0.5419       0.5647       0.6168       0.6562        0.6401
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME          0.0000       0.0003       0.0000       0.0000       0.0000        0.0000
DISTRIBUTIONS FROM CAPITAL GAINS                          0.0698       0.0090       0.0916       0.0921       0.0654        0.0237
                                                      -----------  -----------  -----------  -----------  -----------   -----------
    TOTAL DISTRIBUTIONS                                   0.6178       0.5512       0.6563       0.7089       0.7216        0.6638

                                                      -----------  -----------  -----------  -----------  -----------   -----------
NET ASSET VALUE, END OF PERIOD                            $12.62       $11.99       $12.80       $12.20       $12.14        $11.74
                                                      -----------  -----------  -----------  -----------  -----------   -----------
                                                      -----------  -----------  -----------  -----------  -----------   -----------
TOTAL RETURN                                              10.66%       -2.06%       10.71%        6.51%        9.85%         6.00%

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                            $28,070,371  $29,045,728  $29,408,110  $20,295,896  $18,382,636   $18,766,449
RATIO OF EXPENSES TO AVERAGE NET ASSETS                    0.98%        0.98%        1.05%        1.11%        1.21%         1.38%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS       4.45%        4.37%        4.51%        5.04%        5.36%         5.41%
PORTFOLIO TURNOVER RATE                                   22.91%       20.58%       11.62%       25.30%       53.40%        58.52%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                    1.08%        1.08%        1.09%        1.13%        1.24%         1.55%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS       4.35%        4.26%        4.46%        5.01%        5.34%         5.23%

                                      140

                                                          YEAR         YEAR         YEAR         YEAR         YEAR
                                                         ENDED        ENDED        ENDED        ENDED        ENDED
                                                       10/31/89     10/31/88    10/31/87(a)   09/30/87     09/30/86
                                                      -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD                      $11.72       $11.08       $12.15       $11.93       $10.43

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                     0.6794       0.6386       0.7311       0.7319       0.7720
NET REALIZED & UNREALIZED ENDED
GAIN (LOSS) ON SECURITIES                                 0.0842       0.6411      (0.9983)     (0.8051)      1.5265
                                                      -----------  -----------  -----------  -----------  -----------
    TOTAL FROM INVESTMENT OPERATIONS                      0.7636       1.2797      (0.2672)     (0.0732)      2.2985

LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                  0.6711       0.6386       0.7311       0.7319       0.7720
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME          0.0000       0.0000       0.0000       0.0000       0.0000
DISTRIBUTIONS FROM CAPITAL GAINS                          0.0925       0.0000       0.0760       0.0760       0.0255
                                                      -----------  -----------  -----------  -----------  -----------
    TOTAL DISTRIBUTIONS                                   0.7636       0.6386       0.8071       0.8079       0.7975

                                                      -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, END OF PERIOD                            $11.72       $11.72       $11.08       $11.05       $11.93
                                                      -----------  -----------  -----------  -----------  -----------
                                                      -----------  -----------  -----------  -----------  -----------
TOTAL RETURN                                               6.67%       12.02%       -1.95%       -0.95%       22.83%

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                            $19,173,145  $20,058,295  $14,276,600  $14,165,161   $8,861,258
RATIO OF EXPENSES TO AVERAGE NET ASSETS                    1.04%        1.21%        1.14%        1.31%        1.06%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS       5.82%        5.53%        5.66%        6.43%        6.34%
PORTFOLIO TURNOVER RATE                                   45.25%       31.44%       19.18%       18.73%       24.20%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                    1.16%        1.32%         ----         ----         ----
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS       5.71%        5.42%         ----         ----         ----

CRABBE HUSON FUNDS

FINANCIAL HIGHLIGHTS
(Continued)

THE CRABBE HUSON SPECIAL FUND, INC.


                                                               YEAR           YEAR           YEAR           YEAR
                                                              ENDED          ENDED          ENDED          ENDED
                                                           10/31/95       10/31/94       10/31/93       10/31/92
                                                       ------------   ------------    -----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                         $14.08         $11.82          $8.36         $12.05

INCOME FROM INVESTMENT OPERATIONS
NET INVESTMENT INCOME (LOSS)                                 0.2704         0.0513        (0.0774)       (0.0211)
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                   (0.2894)        2.3026         3.5374        (1.6211)
                                                          ------------   ------------    -----------     ----------
    TOTAL FROM INVESTMENT OPERATIONS                        (0.0190)        2.3539         3.4600        (1.6422)

LESS DISTRIBUTIONS
DISTRIBUTIONS FROM NET INVESTMENT INCOME                     0.0226         0.0000         0.0000         0.0260
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME             0.0000         0.0892         0.0000         2.0218
DISTRIBUTIONS FROM CAPITAL GAINS                             0.2384         0.0000         0.0000         0.0000
                                                          ------------   ------------    -----------     ----------
    TOTAL DISTRIBUTIONS                                      0.2610         0.0892         0.0000         2.0478

                                                          ------------   ------------    -----------     ----------
NET ASSET VALUE, END OF PERIOD                               $13.80         $14.08         $11.82          $8.36
                                                          ------------   ------------    -----------     ----------
                                                          ------------   ------------    -----------     ----------
     TOTAL RETURN                                              1.78%         22.40%         41.39%          8.11%

RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD                              $878,559,834   $319,810,853    $23,816,912     $5,857,434
RATIO OF EXPENSES TO AVERAGE NET ASSETS                        1.40%          1.44%          1.57%          1.74%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS           1.95%          0.39%         -0.73%         -0.25%
PORTFOLIO TURNOVER RATE                                      122.97%        146.44%         73.29%        102.27%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
RATIO OF EXPENSES TO AVERAGE NET ASSETS                        1.40%          1.54%          1.59%          2.18%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS           1.95%          0.29%         -0.75%         -0.69%

                                      142


                                                                  YEAR           YEAR           YEAR           YEAR        PERIOD
                                                                 ENDED          ENDED          ENDED          ENDED         ENDED
                                                              10/31/91       10/31/90       10/31/89       10/31/88     10/31/87(c)
                                                          ------------   ------------    -----------     ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD                          $8.78         $11.49          $9.69          $8.13         $10.00

INCOME FROM INVESTMENT OPERATIONS
NET INVESTMENT INCOME (LOSS)                                 0.0353         0.1546         0.2100        (0.0515)       (0.0409)
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                    4.0155        (1.4317)        1.5900         1.6115        (1.8300)
                                                          ------------   ------------    -----------     ----------     -----------
    TOTAL FROM INVESTMENT OPERATIONS                         4.0508        (1.2771)        1.8000         1.5600        (1.8709)

LESS DISTRIBUTIONS
DISTRIBUTIONS FROM NET INVESTMENT INCOME                     0.1453         0.2240         0.0000         0.0000         0.0000
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME             0.6355         1.2089         0.0000         0.0000         0.0000
DISTRIBUTIONS FROM CAPITAL GAINS                             0.0000         0.0000         0.0000         0.0000         0.0000
                                                          ------------   ------------    -----------     ----------     ----------
    TOTAL DISTRIBUTIONS                                      0.7808         1.4329         0.0000         0.0000         0.0000

                                                          ------------   ------------    -----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                               $12.05          $8.78         $11.49          $9.69          $8.13
                                                          ------------   ------------    -----------     ----------     ----------
                                                          ------------   ------------    -----------     ----------     ----------
TOTAL RETURN                                                  49.58%        -10.90%         18.68%         19.63%        -30.32%(b)

RATIOS/SUPPLEMENTAL DATA
NET ASSETS, END OF PERIOD                                $3,541,797     $2,926,457     $3,356,417     $4,392,920     $1,892,038
RATIO OF EXPENSES TO AVERAGE NET ASSETS                        1.92%          2.00%          2.00%          3.94%          2.60%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS           0.32%          1.55%          1.96%          3.34%          0.05%(b)
PORTFOLIO TURNOVER RATE                                      256.68%        314.73%        275.62%        155.12%          3.90%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
RATIO OF EXPENSES TO AVERAGE NET ASSETS                        2.40%          2.86%          2.44%(b)       ----           ----
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS          -0.15%          0.70%          1.53%(b)       ----           ----

CRABBE HUSON FUNDS

FINANCIAL HIGHLIGHTS
(Continued)

THE CRABBE HUSON ASSET ALLOCATION FUND, INC.

                                                                               YEAR          YEAR           YEAR           YEAR
                                                                              ENDED         ENDED          ENDED          ENDED
                                                                           10/31/95      10/31/94       10/31/93       10/31/92
                                                                        -----------   -----------    -----------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                         $12.87        $13.52         $11.68         $11.00

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                                        0.3361        0.2990         0.2323         0.3468
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                                    1.2090       (0.0817)        2.0889         0.8175
                                                                        -----------   -----------    -----------    -----------
    TOTAL FROM INVESTMENT OPERATIONS                                         1.5451        0.2173         2.3212         1.1643

LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                                     0.3321        0.2879         0.2373         0.3463
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                             0.0000        0.0000         0.0000         0.0000
DISTRIBUTIONS FROM CAPITAL GAINS                                             0.4430        0.5829         0.2439         0.1380
                                                                        -----------   -----------    -----------    -----------
    TOTAL DISTRIBUTIONS                                                      0.7751        0.8708         0.4812         0.4843

                                                                        -----------   -----------    -----------    -----------
NET ASSET VALUE, END OF PERIOD                                               $13.64        $12.87         $13.52         $11.68
                                                                        -----------   -----------    -----------    -----------
                                                                        -----------   -----------    -----------    -----------
TOTAL RETURN                                                                  13.00%         2.66%         20.93%         11.25%

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                                              $136,530,057  $110,151,785    $85,390,017    $55,098,981
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                        1.48%         1.44%          1.46%          1.52%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                           2.57%         2.30%          1.85%          3.02%
PORTFOLIO TURNOVER RATE                                                      225.70%       149.19%        116.10%        155.26%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                        1.49%         1.52%          1.54%          1.62%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                           2.56%         2.22%          1.77%          2.92%

                                      144


                                                                               YEAR          YEAR         PERIOD
                                                                              ENDED         ENDED          ENDED
                                                                           10/31/91      10/31/90       10/31/89 (d)
                                                                        -----------   -----------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                          $9.24        $10.69         $10.00

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                                        0.4143        0.4561         0.3990
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                                    1.8208       (1.1200)        0.2910
                                                                        -----------   -----------    -----------
    TOTAL FROM INVESTMENT OPERATIONS                                         2.2351       (0.6639)        0.6900

LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                                     0.4335        0.7159         0.0000
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                             0.0000        0.0000         0.0000
DISTRIBUTIONS FROM CAPITAL GAINS                                             0.0415        0.0702         0.0000
                                                                        -----------   -----------    -----------
    TOTAL DISTRIBUTIONS                                                      0.4750        0.7861         0.0000

                                                                        -----------   -----------    -----------
NET ASSET VALUE, END OF PERIOD                                               $11.00         $9.24         $10.69
                                                                        -----------   -----------    -----------
                                                                        -----------   -----------    -----------
TOTAL RETURN                                                                 24.55%        -6.40%           9.30%(b)

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                                               $23,892,664   $13,173,923    $12,577,962
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                       1.76%         1.90%           1.91%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                          3.97%         4.51%           5.02%(b)
PORTFOLIO TURNOVER RATE                                                     157.89%       161.72%          88.14%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                       1.79%         1.93%           1.93%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                          3.94%         4.49%           5.00%(b)

CRABBE HUSON FUNDS

FINANCIAL HIGHLIGHTS
(Continued)

THE CRABBE HUSON EQUITY FUND, INC.

                                                                            YEAR          YEAR            YEAR               YEAR
                                                                           ENDED         ENDED           ENDED              ENDED
                                                                        10/31/95      10/31/94        10/31/93           10/31/92
                                                                    ------------   ------------    -----------        -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                      $16.44         $16.08         $13.03             $12.57

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                                     0.2223         0.1900         0.0981             0.1980
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                                 1.7438         0.5668         3.4476             0.9186
                                                                    ------------   ------------    -----------        -----------
    TOTAL FROM INVESTMENT OPERATIONS                                      1.9661         0.7568         3.5457             1.1166

LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                                  0.0880         0.0344         0.1099             0.0937
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                          0.0000         0.0000         0.0000             0.0000
DISTRIBUTIONS FROM CAPITAL GAINS                                          0.1481         0.3638         0.3858             0.5629
                                                                    ------------   ------------    -----------        ----------
    TOTAL DISTRIBUTIONS                                                   0.2361         0.3982         0.4957             0.6566

                                                                    ------------   ------------    -----------        -----------
NET ASSET VALUE, END OF PERIOD                                            $18.17         $16.44         $16.08             $13.03
                                                                    ------------   ------------    -----------        -----------
                                                                    ------------   ------------    -----------        -----------
TOTAL RETURN                                                               13.37%          7.89%         29.90%             12.48%

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                                           $387,184,080   $153,105,296    $34,520,166        $13,429,315
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                     1.40%          1.45%          1.49%              1.55%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                        1.30%          1.18%          0.67%              1.57%
PORTFOLIO TURNOVER RATE                                                    92.43%        106.49%        114.38%            180.72%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                     1.40%          1.56%          1.64%              1.93%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                        1.28%          1.06%          0.52%              1.18%

                                      146


                                                                            YEAR           YEAR         PERIOD
                                                                           ENDED          ENDED          ENDED
                                                                        10/31/91       10/31/90       10/31/89 (d)
                                                                    ------------   ------------    -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                       $8.54         $10.50         $10.00

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                                     0.1861         0.2533         0.3146
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                                 4.1511        (1.6764)        0.1854
                                                                    ------------   ------------    -----------
    TOTAL FROM INVESTMENT OPERATIONS                                      4.3372        (1.4231)        0.5000

LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                                  0.3072         0.3918         0.0000
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                          0.0000         0.0000         0.0000
DISTRIBUTIONS FROM CAPITAL GAINS                                          0.0000         0.1451         0.0000
                                                                    ------------   ------------    -----------
    TOTAL DISTRIBUTIONS                                                   0.3072         0.5369         0.0000
                                                                    ------------   ------------    -----------
NET ASSET VALUE, END OF PERIOD                                            $12.57          $8.54         $10.50
                                                                    ------------   ------------    -----------
                                                                    ------------   ------------    -----------
TOTAL RETURN                                                               52.44%        -14.97%          6.72%(b)

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                                             $5,929,590     $2,944,344     $5,018,337
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                     1.84%          1.93%          1.69%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                        1.60%          2.56%          3.98%(b)
PORTFOLIO TURNOVER RATE                                                   171.82%        265.25%         90.54%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                     2.41%          2.66%          1.97%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                        1.03%          1.83%          3.68%(b)

CRABBE HUSON FUNDS

FINANCIAL HIGHLIGHTS
(Continued)

THE CRABBE HUSON INCOME FUND, INC.

                                                              YEAR           YEAR           YEAR           YEAR
                                                             ENDED          ENDED          ENDED          ENDED
                                                          10/31/95       10/31/94       10/31/93       10/31/92
                                                      ------------   ------------   ------------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD                        $9.71         $10.75         $10.90         $10.63

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                      0.5329         0.4995         0.4637         0.6583
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                  0.5754        (0.7669)        0.3265         0.3569
                                                      ------------   ------------   ------------   ------------
    TOTAL FROM INVESTMENT OPERATIONS                       1.1083        (0.2674)        0.7902         1.0152

LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                   0.5329         0.4995         0.4879         0.6588
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME           0.0254         0.0080         0.0000         0.0000
DISTRIBUTIONS FROM CAPITAL GAINS                           0.0000         0.2710         0.4523         0.0864
                                                      ------------   ------------   ------------   ------------
    TOTAL DISTRIBUTIONS                                    0.5583         0.7785         0.9402         0.7452

                                                      ------------   ------------   ------------   ------------
NET ASSET VALUE, END OF PERIOD                             $10.26          $9.71         $10.75         $10.90
                                                      ------------   ------------   ------------   ------------
                                                      ------------   ------------   ------------   ------------
TOTAL RETURN                                               11.92%         -2.71%          7.73%          9.74%

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                              $7,190,125     $5,273,407     $5,696,555     $5,634,372
RATIO OF EXPENSES TO AVERAGE NET ASSETS                     0.80%          0.80%          0.81%          0.90%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS        5.47%          4.92%          4.34%          6.09%
PORTFOLIO TURNOVER RATE                                   543.15%        306.79%        260.22%        227.45%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                     1.95%          2.16%          1.96%          1.94%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS        4.32%          3.56%          3.19%          5.06%

                                      148


                                                             YEAR         YEAR       PERIOD
                                                            ENDED        ENDED        ENDED
                                                         10/31/91     10/31/90     10/31/89 (d)
                                                     ------------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD                      $10.01       $10.27       $10.00

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                     0.7038       0.6869       0.5545
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                 0.6218      (0.2407)      0.2761
                                                     ------------  -----------  -----------
    TOTAL FROM INVESTMENT OPERATIONS                      1.3256       0.4462       0.8306


LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                  0.7056       0.6840       0.5606
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME          0.0000       0.0000       0.0000
DISTRIBUTIONS FROM CAPITAL GAINS                          0.0000       0.0222       0.0000
                                                     ------------  -----------  -----------
    TOTAL DISTRIBUTIONS                                   0.7056       0.7062       0.5606

                                                     ------------  -----------  -----------
NET ASSET VALUE, END OF PERIOD                            $10.63       $10.01       $10.27
                                                     ------------  -----------  -----------
                                                     ------------  -----------  -----------
TOTAL RETURN                                              13.51%        4.43%       10.43%(b)

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                             $5,485,830   $2,123,203   $1,356,008
RATIO OF EXPENSES TO AVERAGE NET ASSETS                    0.98%        1.51%        1.15%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS       6.82%        6.89%        7.23%(b)
PORTFOLIO TURNOVER RATE                                  115.76%       73.76%       86.60%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                    2.42%        3.07%        4.56%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS       5.38%        5.33%        3.81%(b)

CRABBE HUSON FUNDS

FINANCIAL HIGHLIGHTS
(Continued)

THE CRABBE HUSON U.S. GOVERNMENT INCOME FUND, INC.

                                                              YEAR           YEAR           YEAR           YEAR
                                                             ENDED          ENDED          ENDED          ENDED
                                                          10/31/95       10/31/94       10/31/93       10/31/92
                                                      -------------  -------------  -------------  -------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.27         $11.04         $10.91         $10.69

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                      0.5097         0.4648         0.4755         0.5801
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                  0.4013        (0.6515)        0.2159         0.2921
                                                      -------------  -------------  -------------  -------------
    TOTAL FROM INVESTMENT OPERATIONS                       0.9110        (0.1867)        0.6914         0.8722

LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                   0.5097         0.4647         0.4848         0.5839
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME           0.0113         0.0035         0.0000         0.0000
DISTRIBUTIONS FROM CAPITAL GAINS                           0.0000         0.1120         0.0766         0.0683
                                                      -------------  -------------  -------------  -------------
    TOTAL DISTRIBUTIONS                                    0.5210         0.5802         0.5614         0.6522

                                                      -------------  -------------  -------------  -------------
NET ASSET VALUE, END OF PERIOD                             $10.66         $10.27         $11.04         $10.91
                                                      -------------  -------------  -------------  -------------
                                                      -------------  -------------  -------------  -------------
TOTAL RETURN                                                9.12%         -1.78%          6.71%          8.70%

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                              $8,426,199     $9,249,212    $11,217,912     $8,958,757
RATIO OF EXPENSES TO AVERAGE NET ASSETS                     0.75%          0.75%          0.75%          0.80%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS        4.85%          4.39%          4.33%          5.35%
PORTFOLIO TURNOVER RATE                                   230.43%         76.09%         81.74%        105.52%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                     1.46%          1.47%          1.26%          1.52%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS        4.14%          3.66%          3.81%          4.63%

                                      150


                                                              YEAR           YEAR         PERIOD
                                                             ENDED          ENDED          ENDED
                                                          10/31/91       10/31/90       10/31/89 (d)
                                                     -------------  -------------  -------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.24         $10.28         $10.00

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                      0.6722         0.6768         0.5637
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                  0.4542        (0.0326)        0.2852

                                                     -------------  -------------  -------------
    TOTAL FROM INVESTMENT OPERATIONS                       1.1264         0.6442         0.8489

LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                   0.6746         0.6735         0.5689
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME           0.0000         0.0000         0.0000
DISTRIBUTIONS FROM CAPITAL GAINS                           0.0018         0.0106         0.0000
                                                     -------------  -------------  -------------
    TOTAL DISTRIBUTIONS                                    0.6764         0.6842         0.5689

                                                     -------------  -------------  -------------
NET ASSET VALUE, END OF PERIOD                              10.69          10.24          10.28
                                                     -------------  -------------  -------------
                                                     -------------  -------------  -------------
TOTAL RETURN                                               11.17%          6.40%         11.15%(b)

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                              $3,748,244     $2,069,435     $1,717,128
RATIO OF EXPENSES TO AVERAGE NET ASSETS                     0.96%          1.42%          1.14%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS        6.44%          6.72%          7.35%(b)
PORTFOLIO TURNOVER RATE                                   114.81%         87.71%         40.42%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                     2.15%          2.84%          3.40%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS        5.25%          5.31%          5.09%(b)

CRABBE HUSON FUNDS

FINANCIAL HIGHLIGHTS
(Continued)

THE CRABBE HUSON U.S. GOVERNMENT MONEY MARKET FUND, INC.


                                                                       YEAR           YEAR               YEAR               YEAR
                                                                      ENDED          ENDED              ENDED              ENDED
                                                                   10/31/95       10/31/94           10/31/93           10/31/92
                                                                -----------    -----------        -----------        -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $1.00          $1.00              $1.00              $1.00

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                                0.0512         0.0339             0.0250             0.0332
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                            0.0000         0.0000             0.0000             0.0000
                                                                -----------    -----------        -----------        -----------
    TOTAL FROM INVESTMENT OPERATIONS                                 0.0512         0.0339             0.0250             0.0332

LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                             0.0512         0.0339             0.0250             0.0332
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                     0.0000         0.0000             0.0000             0.0000
                                                                -----------    -----------        -----------        -----------
    TOTAL DISTRIBUTIONS                                              0.0512         0.0339             0.0250             0.0332

                                                                -----------    -----------        -----------        -----------
NET ASSET VALUE, END OF PERIOD                                        $1.00          $1.00              $1.00              $1.00
                                                                -----------    -----------        -----------        -----------
                                                                -----------    -----------        -----------        -----------
TOTAL RETURN                                                           5.30%          3.28%              2.53%              3.36%

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                                       $54,714,219    $32,382,552        $14,784,493        $12,395,326
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                0.70%          0.70%              0.70%              0.75%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                   5.21%          3.39%              2.51%              3.32%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                1.16%          1.29%              1.32%              1.09%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                   4.75%          2.81%              1.88%              2.98%

                                      152


                                                                       YEAR           YEAR             PERIOD
                                                                      ENDED          ENDED              ENDED
                                                                   10/31/91       10/31/90           10/31/89 (d)
                                                                -----------    -----------        -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                  $1.00          $1.00              $1.00

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                                0.0576         0.0737             0.0633
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                            0.0000         0.0000             0.0000
                                                                -----------    -----------        -----------
    TOTAL FROM INVESTMENT OPERATIONS                                 0.0576         0.0737             0.0633

LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                             0.0576         0.0737             0.0633
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                     0.0000         0.0000             0.0000
                                                                -----------    -----------        -----------
    TOTAL DISTRIBUTIONS                                              0.0576         0.0737             0.0633

                                                                -----------    -----------        -----------
NET ASSET VALUE, END OF PERIOD                                        $1.00          $1.00              $1.00
                                                                -----------    -----------        -----------
                                                                -----------    -----------        -----------
TOTAL RETURN                                                          13.76%          7.62%             10.05%(b)

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                                       $14,906,733    $21,405,713        $10,735,032
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                0.81%          0.80%              0.60%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                   5.76%          7.57%              8.43%(b)

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                1.18%          1.33%              1.34%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                   5.38%          7.04%              7.69%(b)

CRABBE HUSON FUNDS

FINANCIAL HIGHLIGHTS
(Continued)

THE CRABBE HUSON REAL ESTATE INVESTMENT FUND, INC.

                                                                            YEAR              PERIOD
                                                                           ENDED               ENDED
                                                                        10/31/95            10/31/94 (e)
                                                                     -----------         -----------
NET ASSET VALUE, BEGINNING OF PERIOD                                       $9.50              $10.00

INCOME FROM INVESTMENT OPERATIONS
---------------------------------
NET INVESTMENT INCOME                                                     0.4436              0.3664
NET REALIZED & UNREALIZED
GAIN (LOSS) ON SECURITIES                                                 0.3065             (0.6394)
                                                                     -----------         -----------
    TOTAL FROM INVESTMENT OPERATIONS                                      0.7501             (0.2730)

LESS DISTRIBUTIONS
------------------
DISTRIBUTIONS FROM NET INVESTMENT INCOME                                  0.4379              0.2287
DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                          0.0000              0.0000
DISTRIBUTIONS FROM CAPITAL GAINS                                          0.1222              0.0000
                                                                     -----------         -----------
    TOTAL DISTRIBUTIONS                                                   0.5601              0.2287

                                                                     -----------         -----------
NET ASSET VALUE, END OF PERIOD                                             $9.69               $9.50
                                                                     -----------         -----------
                                                                     -----------         -----------
TOTAL RETURN                                                                8.31%              -3.25%

RATIOS/SUPPLEMENTAL DATA
------------------------
NET ASSETS, END OF PERIOD                                            $18,985,514         $18,279,500
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                     1.50%               1.01%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                        4.59%               6.30%(b)
PORTFOLIO TURNOVER RATE                                                    59.53%              43.30%

RATIOS IF FEES HAD NOT BEEN WAIVED AND/OR REIMBURSED
----------------------------------------------------
RATIO OF EXPENSES TO AVERAGE NET ASSETS                                     1.89%               2.03%(b)
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                        4.20%               5.28%(b)

                          INDEPENDENT AUDITORS' REPORT


The Shareholders and Boards of Directors
Crabbe Huson Funds -
  The Oregon Municipal Bond Fund, Inc.
  The Crabbe Huson Special Fund, Inc.
  The Crabbe Huson Asset Allocation Fund, Inc.
  The Crabbe Huson Equity Fund, Inc.
  The Crabbe Huson Income Fund, Inc.
  The Crabbe Huson U.S. Government Income Fund, Inc.
  The Crabbe Huson U.S. Government Money Market Fund, Inc.
  The Crabbe Huson Real Estate Investment Fund, Inc.:


We have audited the accompanying statements of assets and liabilities, including the schedules of investments of each of the Crabbe Huson Funds, as of October 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for The Oregon Municipal Bond Fund, Inc., The Crabbe Huson Special Fund, Inc., The Asset Allocation Fund, Inc., The Crabbe Huson Equity Fund, Inc., The Crabbe Huson Income Fund, Inc., The Crabbe Huson U.S. Government Fund, Inc. and The Crabbe Huson U.S. Government Money Market Fund, Inc. for each of the two years then ended, and for The Real Estate Investment Fund, Inc. for the year ended October 31, 1995 and for the period from April 4, 1994 (commencement of operations) to October 31, 1994, and the financial highlights for The Oregon Municipal Bond Fund, Inc. and The Crabbe Huson Special Fund, Inc. for each of the seven years ended October 31, 1995, The Crabbe Huson Asset Allocation Fund, Inc., The Crabbe Huson Equity Fund, Inc., The Crabbe Huson Income Fund, Inc., The Crabbe Huson U.S. Government Income Fund, Inc. and The Crabbe Huson U.S. Government Money Market Fund, Inc. for each of the six years ended October 31, 1995 and for the period from January 31, 1989 (commencement of operations) to October 31, 1989 and for the Crabbe Huson Real Estate Investment Fund, Inc. for the year ended October 31, 1995 and for the period from April 4, 1994 (commencement of operations) to October 31, 1994. These financial statements and financial highlights are the responsibility of the management of the Crabbe Huson Funds. Our responsibility is to express an opinion on these financial statements and financial highlights based upon our audits. The financial highlights for The Oregon Municipal Bond Fund, Inc. and The Crabbe Huson Special Fund, Inc. for the periods ended October 31, 1988 and prior were audited by other auditors whose reports expressed unqualified opinions on the financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included verification of securities owned as of October 31, 1995, by examination and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Crabbe Huson Funds as of October 31, 1995, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated above, in conformity with generally accepted accounting principles.

KPMG PEAT MARWICK LLP

Portland, Oregon
December 8, 1995

                                -----------------

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)  Index to Financial Statement.

     The following financial information of the Registrant is included in Part A of the Registration Statement (the Prospectus)


          Audited Condensed Financial Information as of thru 10/31/95:

          Unaudited Condensed Financial Information for the six month period ending 4/30/96


     The following Financial Statements of the Registrant are included in Part B of the Registration Statement (the Statement of Additional Information):


     Unaudited Financial Statements for all Funds as of 4/30/96:

          Schedule of Investments

          Statements of Assets and Liabilities

          Statements of Operations

          Statements of Changes in Net Assets for periods ended 10/31/95 and 4/30/96

          Notes to Financial Statements

     Audited Financial Statements for all Funds (other than the Small Cap
       Fund) as of 10/31/95

          Schedule of Investments

          Statements of Assets and Liabilities

          Statements of Operations

          Statements of Changes in Net Assets for period ended 10/31/94 and 10/31/95

          Notes to Financial Statements

          Independent Auditors' Report


     (b)  Exhibits:

1    Amended Declaration of Trust (1)

2    Amended Bylaws (1)

3    None

--------------------------

    (1) Incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement filed with the Securities and Exchange Commission on February 9, 1996 (File No. 33-64363).

4 Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the Declaration of Trust or bylaws of the registrant.


     The Amended Declaration of Trust and Amended Bylaws of the registrant are hereby incorporated by reference from the Pre-Effective Amendment No. 1 filed with the Securities and Exchange Commission on February 9, 1996. In addition, attached as Exhibit 99.4 is the written instrument establishing and designating separate classes of shares adopted by the Board of Trustees of the Crabbe Huson Funds on May 28, 1996. (2)


5    Form of Master Investment Advisory Contract (1)


6(a) Form of Distribution Agreement (2)

6(b) Form of Selected Dealer Agreement (2)


7    None

8    Custody and Investment Accounting (1)

9(a) Administration Agreement (1)

9(b) Transfer Agency and Service Agreement (1)


10   Opinion and Consent of Davis Wright Tremaine, Counsel to Registrant (1)

11   Consent of Accountants

12   See paragraph (a) of this Item 24

13   None


14   Retirement Plans (3)

15   Distribution Plan (2)

16   Computation Schedule (4)

17   Form of Rule 483 Financial Data Schedule

     (a) Fiscal Year end October 31, 1995 (2)

     (b) Fiscal Period ending April 30, 1996

18   Rule 18f-3 Plan (2)

19   Power of Attorney


Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant does not have any subsidiaries and does not control any other company or person.


--------------------------------

(2) Incorporated by reference from Post-Effective Amendment No. 1 filed by the Trust, July 16, 1996, File Nos. 33-64363 and 811-5837.

(3) Incorporated by reference from the Post-Effective Amendment No. 5 filed by the Crabbe Huson Equity Fund, Inc., File Nos. 33-25044 and 811-5837.

(4) Information regarding calculation of performance data as required by item 22 is contained in the Funds' Statement of Additional Information.

Item 26.  NUMBER OF HOLDERS OF SECURITIES


As of August 30, 1996, the Funds' outstanding shares were held as follows(1):




     Small Cap Fund
          Primary Class
          Institutional Class                        336

     The Real Estate Investment Fund, Inc.
          Primary Class                               1

     The Equity Fund, Inc.
          Primary Class                               1
          Institutional Class                         1

     Asset Allocation Fund
          Primary Class                               1
          Institutional Class                         1

     The Oregon Municipal Bond Fund, Inc.
          Primary Class                               1

     The Income Fund, Inc.
          Primary Class                               1


     The U.S. Government Income Fund, Inc.
          Primary Class                               1

     The U.S. Government Money Market Fund, Inc.
          Primary Class                               1



(1) This date precedes the date of the reorganization. At the completion of the reorganization, the Primary Class of each series will have the same number of shareholders as its respective corporate form immediately prior to the reorganization.


Item 27.  INDEMNIFICATION

The Declaration of Trust of the Registrant contains the following provisions:

"LIMITATION OF LIABILITY. No personal liability for any debt or obligation of the Trust shall attach to any Trustee of the Trust. Without limiting the foregoing, a Trustee shall not be responsible for or liable in any event for any neglect or wrongdoing of any officer, agent, employee, investment adviser, subadviser, principal underwriter or custodian of the Trust, nor shall any Trustee be responsible or liable for the act or omission of any other Trustee. Nothing contained herein shall protect any Trustee against any liability to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

"Every note, bond, contract, instrument, certificate, Share or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been executed or done only in or with respect to their or his capacity as Trustees or Trustee and neither such Trustees or Trustee nor the Shareholders shall be personally liable thereon.

"Every note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officers or officer shall recite that the same was executed or made by or on behalf of the Trust by them as Trustees or Trustee or as officers or officer and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only upon the assets and property of the Trust, and may contain such further recitals as they or he may deem appropriate, but the omission thereof shall not operate to bind any Trustees or Trustee or officers or officer or Shareholders or Shareholder individually.

"All persons extending credit to, contracting with or having any claim against the Trust shall look only to the assets of the Trust for payment under such credit, contract or claim; and neither the Shareholders nor the Trustees nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

                                    . . . . .

"INDEMNIFICATION.  Subject to the exceptions and limitations contained in this
Section 4, every person who is, or has been, a Trustee, officer, employee or agent of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

"No indemnification shall be provided hereunder to a Covered Person:

"(1) against any liability to the Trust or its Shareholders by reason of a final adjudication by the court or other body before which the proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;


"(2) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interests of the Trust; or

"(3) in the event of a settlement or other disposition not involving a final adjudication (as provided in paragraph (a) or (b)) and resulting in a payment by a Covered Person, unless there has been either a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office by the court or other body approving the settlement or other disposition, or a reasonable determination, based on a review of readily available facts (as opposed to a full trial-type inquiry), that he did not engage in such conduct, such determination being made by:

"(a) a vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter); or


"(b) written opinion of independent legal counsel.

"The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

Nothing contained herein shall affect any rights to indemnification to which Trust personnel other than Covered Persons may be entitled by contract or otherwise under law.

"Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 4 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4, provided that either:

"(a) such undertaking is secured by a surety bond or some other appropriate security or the Trust shall be insured against losses arising out of any such advances; or

"(b) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or independent legal counsel in a written opinion shall determine, based upon a review of the readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

"As used in this Section 4, a "Disinterested Trustee" is one (x) who is not an Interested Person of the Trust (including anyone, as such Disinterested Trustee, who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), and (y) against whom none of such actions, suits or other proceedings or another action, suit or other proceeding on the same or similar grounds is then or has been pending.

"As used in this Section 4, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits, proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities."

Insurance of Officers, Directors, Employers and Agents

"(k) INSURANCE. To purchase and pay for entirely out of Trust property such insurance as they may deem necessary or appropriate for the conduct of the business, including, without limitation, insurance policies insuring the assets of the Trust and payment of distributions and principal on its portfolio investments, and insurance policies insuring the Shareholders, Trustees, officers, employees, agents, consultants, investment advisers, managers, administrators, distributors, principal underwriters, or independent contractors, or any thereof (or any person connected therewith), of the Trust individually against all claims and liabilities of every nature arising by reason of holding, being or having held any such office or position, or by reason of any action alleged to have been taken or omitted by any such person in any such capacity, including any action taken or omitted that may be determined to constitute negligence, whether or not the Trust would have the power to indemnify such person against such liability . . ."

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision or otherwise, the Registrant has been advised that in the opinion of the Securities & Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the

Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Registrant has made application for insurance to indemnify the directors and officers of the registrant against liabilities incurred as a result of serving in such capacity.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The business and other connections of the officers, directors of the Registrant's investment advisor, The Crabbe Huson Group, Inc., are listed on the Form ADV of The Crabbe Huson Group, Inc. as currently on file with the Commission (File No. 801-15154), the text of which is incorporated herein by reference. The following sections of such Form ADV are incorporated herein by reference: (a) Items 1 and 2 of Part 2, and (b) Section 6, Business Background of each Schedule D.

Item 29.  PRINCIPAL UNDERWRITER

     (a) Registrant's Distributor, Crabbe Huson Securities, Inc., also acts as exclusive distributor of The Crabbe Huson Special Fund, Inc., an Oregon corporation registered under the Securities Act of 1933 and the Investment Company Act of 1940.

     b) The directors and officers of Crabbe Huson Securities, Inc., as of the date of this Registration Statement, are as follows:


          (1)                       (2)                           (3)
Name and Principal        Position and Office with         Position and Office
Business Address          Crabbe Huson Securities, Inc.    with Registrant
----------------          -----------------------------    ---------------

Thomas F. Biesiadecki     Secretary and Chief
121 SW Morrison           Compliance Officer
Suite 1410
Portland, OR  97204

Craig L. Kolzow           Vice President                   Assistant
121 SW Morrison                                            Treasurer
Suite 1410
Portland, OR  97204

Cheryl A. Burgermeister   Vice President,                  Treasurer
121 SW Morrison           Treasurer and Director
Suite 1410
Portland, OR 97204

Craig P. Stuvland         President and Director           Secretary and
121 SW Morrison                                            Director
Suite 1410
Portland, OR 97204


     (c)  Not applicable.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by the Fund pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of the Fund at 121 SW Morrison, Suite 1415, Portland, Oregon 97204, at the offices of the Custodian, Investors Fiduciary Trust Company, 127 West 10th Street, Kansas City, Missouri 64105, at the offices of Davis Wright Tremaine, the Fund's legal counsel, 1300 S.W. 5th Avenue, Suite 2300, Portland, Oregon, 97201 and at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts, the Fund's transfer agent and dividend disbursing agent.

Item 31.  MANAGEMENT SERVICES

Not applicable.

Item 32.  UNDERTAKINGS

     (a)  Not applicable.

     (b)  Not applicable.

     (c) The Registrant undertakes to furnish to each person to whom a Prospectus is delivered a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

     (d) Registrant undertakes to call a shareholders meeting for the purpose of voting upon a proposal to remove a trustee if requested to do so by at least 10% of registrant's outstanding shares. Registrant also undertakes to assist in communications among shareholders in connection with such a meeting.

                          SIGNATURES AND CERTIFICATION



          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Portland, Oregon on September 30, 1996.



          Registrant hereby certifies that no material event requiring disclosure in the Prospectus, other than ones listed in Paragraph b(1) of Rule 485 of the Securities Act of 1933 has occurred since the effective date of the Registrants Registration Statement.


                         CRABBE HUSON FUNDS



                         By: /s/ Richard S. Huson
                             -------------------
                              Richard S. Huson, President




          Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on September 30, 1996, by the following persons in the capacities indicated:


(1)  Principal Executive Officers:

     /s/Richard S. Huson                               President
     ----------------------------------
     Richard S. Huson


(2)  Principal Accounting and
     Financial Officer


                   *                                   Treasurer
     ----------------------------------
     Cheryl A. Burgermeister


Page 1 - SIGNATURES AND CERTIFICATION

(3)  Trustees:


                    *                                  Trustee
     ----------------------------------
     Gary L. Capps


                    *                                  Trustee
     ----------------------------------
     James E. Crabbe


     /s/ Richard S. Huson                              Trustee
     ----------------------------------
     Richard S. Huson


                    *                                  Trustee
     ----------------------------------
     William Wendell Wyatt


                    *                                  Trustee
     ----------------------------------
     Craig P. Stuvland


                    *                                  Trustee
     ----------------------------------
     Louis Scherzer


                    *                                  Trustee
     ----------------------------------
     Bob L. Smith


                    *                                  Trustee
     ----------------------------------
     Richard P. Wollenberg

By:  /s/ Richard S. Huson
     ----------------------------------
     Richard S. Huson
     Attorney in fact for the trustees
     and officers identified above by
     an asterisk


Page 2 - SIGNATURES AND CERTIFICATION